SECURITIES ACT FILE NO. 333-08653

INVESTMENT COMPANY ACT FILE NO. 811-07725

FORM N-1A

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☒

Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 44	☒

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☒

Amendment No. 46	☒

(Check appropriate box or boxes)

SEASONS SERIES TRUST

(Exact Name of Registrant as Specified in Charter)

1999 Avenue of the Stars

Los Angeles, California 90067-6022

(Address of Principal Executive Offices) (Zip Code)

(800.445.7862)

(Registrant’s Telephone Number, including area code)

Kathleen D. Fuentes, Esq.

SunAmerica Asset Management, LLC

Harborside Financial Center

3200 Plaza 5

Jersey City, NJ 07311-4992

(Name and Address for Agent for Service)

Copy to:

Manda Ghaferi, Esq.

AIG Consumer Insurance

1999 Avenue of the Stars, 27th Floor

Los Angeles, California 90067-6022

Margery K. Neale, Esq.

Willkie Farr & Gallagher LLP

787 Seventh Avenue

New York, New York 10019-6099

Approximate Date of Proposed Public Offering: As soon as practicable after this Registration Statement becomes effective.

It is proposed that this filing will become effective (check appropriate box):

☐	immediately upon filing pursuant to paragraph (b) of Rule 485
☒	on July 29, 2016 pursuant to paragraph (b) of Rule 485
☐	60 days after filing pursuant to paragraph (a)(1) of Rule 485
☐	on (date) pursuant to paragraph (a) of Rule 485
☐	75 days after filing pursuant to paragraph (a)(2) of Rule 485
☐	on (date) pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

☐	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

PROSPECTUS

July 29, 2016

SEASONS SERIES TRUST

(Class 1, Class 2 and Class 3 Shares)

Allocation Balanced Portfolio

Allocation Growth Portfolio

Allocation Moderate Growth Portfolio

Allocation Moderate Portfolio

Asset Allocation: Diversified Growth Portfolio

Diversified Fixed Income Portfolio

International Equity Portfolio

Large Cap Growth Portfolio

Large Cap Value Portfolio

Mid Cap Growth Portfolio

Mid Cap Value Portfolio

Multi-Managed Growth Portfolio

Multi-Managed Income Portfolio

Multi-Managed Income/Equity Portfolio

Multi-Managed Moderate Growth Portfolio

Real Return Portfolio

SA Columbia Focused Growth Portfolio

SA Columbia Focused Value Portfolio

Small Cap Portfolio

Stock Portfolio

This Prospectus contains information you should know before investing, including information about risks. Please read it before you invest and keep it for future reference.

The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

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PORTFOLIO SUMMARY: ALLOCATION BALANCED PORTFOLIO

Investment Goal

The Portfolio’s investment goal is long-term capital appreciation and current income.

Fees and Expenses of the Portfolio

This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The Portfolio’s annual operating expenses do not reflect the separate account fees charged in the variable annuity (“Variable Contracts”) in which the Portfolio is offered. If the separate account’s fees were shown, the Portfolio’s annual operating expenses would be higher. Please see your Variable Contract prospectus for more details on the separate account fees. As an investor in the Portfolio, you pay the expenses of the Portfolio and indirectly pay a proportionate share of the expenses of the Underlying Portfolios (as defined herein) in which the Portfolio invests.

Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class 1		Class 3
Management Fees	0.10%		0.10%
Service (12b-1) Fees	None		0.25	%(1)
Other Expenses	0.04	%(2)	0.04%
Acquired Fund Fees and Expenses	0.76%		0.76%
Total Annual Portfolio Operating Expenses	0.90%		1.15%
Fee Waiver and/or Expense Reimbursement (3)	0.01%		0.01%
Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement (3)(4)	0.89%		1.14%

(1)	“Service (12b-1) Fees” have been restated to reflect the Rule 12b-1 Plan for Class 3 shares that was adopted on July 29, 2016.
(2)	“Other Expenses” are based on anticipated other expenses payable on Class 1 shares for the current fiscal year.
(3)	Pursuant to an Advisory Fee Waiver Agreement, the investment adviser, SunAmerica Asset Management, LLC (“SAAMCo” or the “Adviser”), is contractually obligated to waive its advisory fee so that the advisory fee payable by the Portfolio is equal to 0.09% of the Portfolio’s daily net assets with respect to the Allocation Balanced Portfolio. This waiver agreement may be modified or discontinued prior to July 29, 2017 only with the approval of the Board of Trustees (the “Board”) of Seasons Series Trust (the “Trust”), including a majority of the trustees of the Board who are not “interested persons” of the Trust as defined in the Investment Company Act of 1940, as amended.
(4)	The Total Annual Portfolio Operating Expenses for the Portfolio do not correlate to the ratio of net expenses to average net assets provided in the Financial Highlights table of the annual report, which reflects the net operating expenses of the Portfolio and does not include Acquired Fund Fees and Expenses. “Acquired Fund Fees and Expenses” include fees and expenses incurred indirectly by the Portfolio as a result of investments in shares of one or more mutual funds, hedge funds, private equity funds or other pooled investment vehicles.

Expense Example

This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same and fee waivers remain in effect only for the period ending July 29, 2017. The Example does not reflect charges imposed by the Variable Contract. If the Variable Contract fees were reflected the expenses would be higher. See the Variable Contract prospectus for information on such charges. Although your actual costs may be higher or lower, based on these assumptions and the net expenses shown in the fee table, your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class 1 Shares	$91	$286	$497	$1,107
Class 3 Shares	$116	$364	$632	$1,397

Portfolio Turnover

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual portfolio operating expenses or in the example, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio’s portfolio turnover rate was 28% of the average value of its portfolio.

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Principal Investment Strategies of the Portfolio

The Portfolio is structured as a “fund-of-funds” which means that it pursues its investment goal by investing its assets in a combination of the Trust’s Portfolios (collectively, the “Underlying Portfolios”).

The Portfolio attempts to achieve its investment goal by investing its assets, under normal circumstances, among a combination of Underlying Portfolios, of which no more than 70% of its assets will be invested in equity portfolios.

The Underlying Portfolios have a variety of investment styles and focuses. The underlying equity portfolios include large, mid and small cap portfolios, growth and value-oriented portfolios and international portfolios. The underlying long-term fixed income portfolios include portfolios that invest in U.S. and non-U.S. issuers, corporate, mortgage-backed and government securities, investment grade securities, and securities rated below investment grade (commonly known as “junk bonds”).

The Adviser determines the Portfolio’s target asset class allocation. The target asset class allocation is generally broken down into the following asset classes: large cap growth/value stocks, mid cap growth/value stocks, small cap stocks, international stocks, bonds (investment grade, high-yield, inflation-protected) and cash equivalents. Based on these target asset class allocations, the Adviser determines a target portfolio allocation in which the Portfolio will invest in the Underlying Portfolios. The target allocation percentages as of March 31, 2016 were:

•	Large cap growth/value stocks	22.5%
•	Mid cap growth/value stocks	4.1%
•	Small cap stocks	1.9%
•	International stocks	11.5%
•	Investment grade securities	50.4%
•	High-yield securities	5.0%
•	Inflation-protected securities	4.6%

The Adviser performs an investment analysis of possible investments for the Portfolio and selects the universe of permitted Underlying Portfolios as well as the allocation to each Underlying Portfolio. The Adviser utilizes many factors, including research provided by an independent consultant. The consultant, Wilshire Associates Incorporated, provides statistical analysis and portfolio modeling to the Adviser with respect to the Portfolio’s investment allocation among the Underlying Portfolios, but does not have any advisory or portfolio transaction authority with regard to the Portfolio. The Adviser, not the Portfolio, pays the consultant. The Adviser reserves the right to change the Portfolio’s asset allocation among the Underlying Portfolios. The Adviser may change the target asset allocation percentage and may underweight or overweight such asset classes at its discretion. The percentage of the Portfolio’s assets invested in any of the Underlying Portfolios will vary from time to time.

Principal Risks of Investing in the Portfolio

There can be no assurance that the Portfolio’s investment goal will be met or that the net return on an investment in the Portfolio will exceed what could have been obtained through other investment or savings vehicles. Shares of the Portfolio are not bank deposits and are not guaranteed or insured by any bank, government entity or the Federal Deposit Insurance Corporation. As with any mutual fund, there is no guarantee that the Portfolio will be able to achieve its investment goal. If the value of the assets of the Portfolio goes down, you could lose money.

The following is a summary description of the principal risks of investing in the Portfolio.

Asset Allocation Risk. The Portfolio’s risks will directly correspond to the risks of the Underlying Portfolios in which it invests. The Portfolio is subject to the risk that the selection of the Underlying Portfolios and the allocation and reallocation of the Portfolio’s assets among the various asset classes and market sectors may not produce the desired result.

Equity Securities Risk. The Portfolio invests in Underlying Portfolios that invest in equity securities and is therefore subject to the risk that stock prices will fall and may underperform other asset classes.

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Individual stock prices fluctuate from day-to-day and may decline significantly.

Large-Capitalization Companies Risk. The Portfolio invests in Underlying Portfolios that invest substantially in large-cap companies. Large-cap companies tend to be less volatile than companies with smaller market capitalizations. In exchange for this potentially lower risk, the Portfolio’s value may not rise as much as the value of portfolios that emphasize smaller companies.

Growth Stock Risk. The Portfolio invests substantially in Underlying Portfolios with an investment strategy that focuses on selecting growth-style stocks. Growth stocks may lack the dividend yield associated with value stocks that can cushion total return in a bear market. Also, growth stocks normally carry a higher price/earnings ratio than many other stocks. Consequently, if earnings expectations are not met, the market price of growth stocks will often go down more than other stocks.

Value Investing Risk. The Portfolio invests substantially in Underlying Portfolios with an investment strategy that focuses on selecting value-style stocks. When investing in securities which are believed to be undervalued in the market, there is a risk that the market may not recognize a security’s intrinsic value for a long period of time, or that a stock judged to be undervalued may actually be appropriately priced.

Risk of Investing in Bonds. The Portfolio invests in Underlying Portfolios that invest principally in bonds, which may cause the value of your investment in the Portfolio to go up or down in response to changes in interest rates or defaults (or even the potential for future defaults) by bond issuers.

Interest Rate Fluctuations Risk. The Portfolio invests in Underlying Portfolios that invest substantially in fixed income securities. Fixed income securities may be subject to volatility due to changes in interest rates. Longer-term and lower coupon bonds tend to be more sensitive to changes in interest rates. Interest rates have been historically low, so the Portfolio faces a heightened risk that interest rates may rise.

Risk of Investing in Junk Bonds. The Portfolio invests in Underlying Portfolios that invest substantially in fixed income securities, a percentage of which may be invested in junk bonds. Junk bonds, which are considered speculative, carry a substantial risk of default or changes in the issuer’s creditworthiness, or they may already be in default at the time of purchase.

Credit Risk. Credit risk applies to most fixed income securities, but is generally not a factor for obligations backed by the “full faith and credit” of the U.S. Government. An Underlying Portfolio could lose money if the issuer of a fixed income security is unable or perceived to be unable to pay interest or repay principal when it becomes due.

Foreign Investment Risk. The Portfolio’s investments in Underlying Portfolios that invest in the securities of foreign issuers or issuers with significant exposure to foreign markets involve additional risk. Foreign countries in which an Underlying Portfolio invests may have markets that are less liquid, less regulated and more volatile than U.S. markets. The value of an Underlying Portfolio’s investments may decline because of factors affecting the particular issuer as well as foreign markets and issuers generally, such as unfavorable government actions, and political or financial instability. Lack of information may also affect the value of these securities. The risks of foreign investments are heightened when investing in issuers in emerging market countries.

Currency Volatility Risk. The value of an Underlying Portfolio’s foreign investments may fluctuate due to changes in currency exchange rates. A decline in the value of foreign currencies relative to the U.S. dollar generally can be expected to depress the value of an Underlying Portfolio’s non-U.S. dollar-denominated securities.

Risks of Investing in Inflation-Indexed Securities. The Portfolio invests in Underlying Portfolios that invest in inflation-indexed securities. Inflation-indexed securities are debt instruments whose principal is indexed to an official or designated measure of inflation, such as the Consumer Price Index in the United States. Inflation-indexed securities issued by a foreign government or foreign corporation are adjusted to reflect a comparable inflation index, calculated by

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that government. Inflation-indexed securities are sensitive to changes in the real interest rate, which is the nominal interest rate minus the expected rate of inflation. Repayment of the original principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-protected bonds (“TIPS”), even during a period of deflation. However, the current market value of a fixed income security is not guaranteed, and will fluctuate. Inflation-indexed securities, other than TIPS, may not provide a similar guarantee and may be supported only by the credit of the issuing entity. Inflation-indexed securities issued by corporations may be similar to TIPS, but are subject to the risk of the corporation’s inability to meet principal and interest payments on the obligation and may also be subject to price volatility due to such factors as interest rate sensitivity, market perception of the credit-worthiness of the issuer and general market liquidity.

Indexing Risk. Many of the Underlying Portfolios in which the Portfolio invests have a passively-managed portion that is managed to track the performance of an index. That portion of the Underlying Portfolios will not sell securities in its portfolio or buy different securities over the course of a year other than in conjunction with changes in its target index, even if there are adverse developments concerning a particular security, company or industry. As a result, the Portfolio may suffer losses that might not be experienced with an investment in an actively-managed mutual fund.

Affiliated Fund Risk. The Adviser chooses the Underlying Portfolios in which the Portfolio invests. As a result, the Adviser may be subject to potential conflicts of interest in selecting the Underlying Portfolios because the fees payable to it by some of the Underlying Portfolios are higher than the fees payable by other Underlying Portfolios and because the Adviser is also responsible for managing portions of certain Underlying Portfolios. However, the Adviser has a fiduciary duty to act in the Portfolio’s best interests when selecting the Underlying Portfolios.

Fund-of-Funds Risk. The costs of investing in the Portfolio, as a fund-of-funds, may be higher than the costs of investing in a mutual fund that only invests directly in individual securities. An Underlying

Portfolio may change its investment objective or policies without the Portfolio’s approval, which could force the Portfolio to withdraw its investment from such Underlying Portfolio at a time that is unfavorable to the Portfolio. In addition, one Underlying Portfolio may buy the same securities that another Underlying Portfolio sells. Therefore, the Portfolio would indirectly bear the costs of these trades without accomplishing any investment purpose.

Underlying Funds Risk. The risks of the Portfolio owning the Underlying Portfolios generally reflect the risks of owning the underlying securities held by the Underlying Portfolios, although lack of liquidity could result in an investment in the Underlying Portfolios being more volatile than an investment in the underlying portfolio of securities. Disruptions in the markets for the securities held by the Underlying Portfolios could result in losses on the Portfolio’s investment in such securities. The Underlying Portfolios also have fees that increase their costs versus owning the underlying securities directly.

Small- and Medium-Capitalization Companies Risk. The Portfolio invests in Underlying Portfolios that may invest in securities of small- and medium-capitalization companies. Securities of small- and medium-capitalization companies are usually more volatile and entail greater risks than securities of large-capitalization companies.

Management Risk. The Portfolio is subject to management risk because it is an actively-managed investment portfolio. The Portfolio’s portfolio managers apply investment techniques and risk analyses in making investment decisions, but there can be no guarantee that these decisions or individual securities selected by the portfolio managers will produce the desired results.

Market Risk. Share prices can fall because of weakness in the broad market, a particular industry, or specific holdings. The market as a whole can decline for many reasons, including adverse political or economic developments in the U.S. or abroad, changes in investor psychology, or heavy institutional selling. In addition, an Underlying Portfolio’s adviser’s or subadviser’s assessment of companies held by the

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Underlying Portfolio may prove incorrect, resulting in losses or poor performance even in a rising market.

Issuer Risk. The value of a security may decline for a number of reasons directly related to the issuer, such as management performance, financial leverage and reduced demand for the issuer’s goods and services.

Performance Information

The following Risk/Return Bar Chart and Table illustrate the risks of investing in the Portfolio by showing changes in the Portfolio’s performance from calendar year to calendar year and comparing the Portfolio’s average annual returns to those of the Russell 3000® Index, the MSCI EAFE Index (net), the Barclays U.S. Aggregate Bond Index and a blended index. The blended index consists of 30% Russell 3000® Index, 10% MSCI EAFE Index (net) and 60% Barclays U.S. Aggregate Bond Index (the “Blended Index”). Class 1 shares do not have a performance history as of the date of this Prospectus. As a result, the bar chart and table give you a picture of the long-term performance for Class 3 shares of the Portfolio. The performance of Class 1 shares would be substantially similar to Class 3 shares and differs only to the extent that Class 1 shares and Class 3 shares have different expenses. Fees and expenses incurred at the contract level are not reflected in the bar chart or table. If these amounts were reflected, returns would be less than those shown. Of course, past performance is not necessarily an indication of how the Portfolio will perform in the future.

Effective July 29, 2015, SAAMCo assumed day-to-day investment management of the Portfolio, which was previously managed by Ibbotson Associates, Inc.

(Class 3 Shares)

During the 10-year period shown in the bar chart, the highest return for a quarter was 12.55% (quarter ended June 30, 2009) and the lowest return for a quarter was -12.02% (quarter ended December 31, 2008). The year-to-date calendar return as of June 30, 2016 was 3.16%.

Average Annual Total Returns (For the periods ended December 31, 2015)

	1 Year	5 Years	10 Years

Class 3 Shares	-1.31%	5.20%	4.44%
Barclays U.S. Aggregate Bond Index	0.55%	3.25%	4.51%
Russell 3000® Index	0.48%	12.18%	7.35%
MSCI EAFE Index (net)	-0.81%	3.60%	3.03%
Blended Index	0.63%	6.13%	5.57%

Investment Adviser

The Portfolio’s investment adviser is SAAMCo. SAAMCo’s portfolio manager is noted below.

Portfolio Manager

Name	Portfolio Manager of the Portfolio Since	Title
Douglas Loeffler	2015	Senior Portfolio Manager

For important information about purchase and sales of Portfolio shares, taxes and payments made to

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broker-dealers and other financial intermediaries, please turn to the section “Important Additional Information” on page 84.

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Investment Goal

The Portfolio’s investment goal is long-term capital appreciation.

Fees and Expenses of the Portfolio

This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The Portfolio’s annual operating expenses do not reflect the separate account fees charged in the variable annuity (“Variable Contracts”) in which the Portfolio is offered. If the separate account’s fees were shown, the Portfolio’s annual operating expenses would be higher. Please see your Variable Contract prospectus for more details on the separate account fees. As an investor in the Portfolio, you pay the expenses of the Portfolio and indirectly pay a proportionate share of the expenses of the Underlying Portfolios (as defined herein) in which the Portfolio invests.

Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class 1		Class 3
Management Fees	0.10%		0.10%
Service (12b-1) Fees	None		0.25	%(1)
Other Expenses	0.07	%(2)	0.07%
Acquired Fund Fees and Expenses	0.84%		0.84%
Total Annual Portfolio Operating Expenses	1.01%		1.26%
Fee Waiver and/or Expense Reimbursement (3)	0.01%		0.01%
Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement (3)(4)	1.00%		1.25%

(1)	“Service (12b-1) Fees” have been restated to reflect the Rule 12b-1 Plan for Class 3 shares that was adopted on July 29, 2016.
(2)	“Other Expenses” are based on anticipated other expenses payable on Class 1 shares for the current fiscal year.
(3)	Pursuant to an Advisory Fee Waiver Agreement, the investment adviser, SunAmerica Asset Management, LLC (“SAAMCo” or the “Adviser”), is contractually obligated to waive its advisory fee so that the advisory fee payable by the Portfolio is equal to 0.09% of the Portfolio’s daily net assets with respect to the Allocation Growth Portfolio. This waiver agreement may be modified or discontinued prior to July 29, 2017 only with the approval of the Board of Trustees (the “Board”) of Seasons Series Trust (the “Trust”), including a majority of the trustees of the Board who are not “interested persons” of the Trust as defined in the Investment Company Act of 1940, as amended.
(4)	The Total Annual Portfolio Operating Expenses for the Portfolio do not correlate to the ratio of net expenses to average net assets provided in the Financial Highlights table of the annual report, which reflects the net operating expenses of the Portfolio and does not include Acquired Fund Fees and Expenses. “Acquired Fund Fees and Expenses” include fees and expenses incurred indirectly by the Portfolio as a result of investments in shares of one or more mutual funds, hedge funds, private equity funds or other pooled investment vehicles.

Expense Example

This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same and fee waivers remain in effect only for the period ending July 29, 2017. The Example does not reflect charges imposed by the Variable Contract. If the Variable Contract fees were reflected the expenses would be higher. See the Variable Contract prospectus for information on such charges. Although your actual costs may be higher or lower, based on these assumptions and the net expenses shown in the fee table, your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class 1 Shares	$102	$321	$557	$1,235
Class 3 Shares	$127	$399	$691	$1,522

Portfolio Turnover

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual portfolio operating expenses or in the example, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio’s portfolio turnover rate was 28% of the average value of its portfolio.

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Principal Investment Strategies of the Portfolio

The Portfolio is structured as a “fund-of-funds” which means that it pursues its investment goal by investing its assets in a combination of the Trust’s Portfolios (collectively, the “Underlying Portfolios”).

The Portfolio attempts to achieve its investment goal by investing its assets, under normal circumstances, among a combination of Underlying Portfolios of which at least 70% of its assets will be invested in equity portfolios.

The Underlying Portfolios have a variety of investment styles and focuses. The underlying equity portfolios include large, mid and small cap portfolios, growth and value-oriented portfolios and international portfolios. The underlying long-term fixed income portfolios include portfolios that invest in U.S. and non-U.S. issuers, corporate, mortgage-backed and government securities, investment grade securities, and securities rated below investment grade (commonly known as “junk bonds”).

The Adviser determines the Portfolio’s target asset class allocation. The target asset class allocation is generally broken down into the following asset classes: large cap growth/value stocks, mid cap growth/value stocks, small cap stocks, international stocks (including investments in emerging market countries) and bonds (investment grade, high-yield, inflation-protected). Based on these target asset class allocations, the Adviser determines a target portfolio allocation in which the Portfolio will invest in the Underlying Portfolios. The target allocation percentages as of March 31, 2016 were:

•	Large cap growth/value stocks	38.7%
•	Mid cap growth/value stocks	10.5%
•	Small cap stocks	4.9%
•	International stocks	25.9%
•	Investment grade securities	16.8%
•	High-yield securities	2.0%
•	Inflation-protected securities	1.2%

The Adviser performs an investment analysis of possible investments for the Portfolio and selects the universe of permitted Underlying Portfolios as well as the allocation to each Underlying Portfolio. The Adviser utilizes many factors, including research provided by an independent consultant. The consultant, Wilshire Associates Incorporated, provides statistical analysis and portfolio modeling to the Adviser with respect to the Portfolio’s investment allocation among the Underlying Portfolios, but does not have any advisory or portfolio transaction authority with regard to the Portfolio. The Adviser, not the Portfolio, pays the consultant. The Adviser reserves the right to change the Portfolio’s asset allocation among the Underlying Portfolios. The Adviser may change the target asset allocation percentage and may underweight or overweight such asset classes at its discretion. The percentage of the Portfolio’s assets invested in any of the Underlying Portfolios will vary from time to time.

Principal Risks of Investing in the Portfolio

There can be no assurance that the Portfolio’s investment goal will be met or that the net return on an investment in the Portfolio will exceed what could have been obtained through other investment or savings vehicles. Shares of the Portfolio are not bank deposits and are not guaranteed or insured by any bank, government entity or the Federal Deposit Insurance Corporation. As with any mutual fund, there is no guarantee that the Portfolio will be able to achieve its investment goal. If the value of the assets of the Portfolio goes down, you could lose money.

The following is a summary description of the principal risks of investing in the Portfolio.

Asset Allocation Risk. The Portfolio’s risks will directly correspond to the risks of the Underlying Portfolios in which it invests. The Portfolio is subject to the risk that the selection of the Underlying Portfolios and the allocation and reallocation of the Portfolio’s assets among the various asset classes and market sectors may not produce the desired result.

Equity Securities Risk. The Portfolio invests primarily in Underlying Portfolios that invest in equity securities and is therefore subject to the risk that stock prices will fall and may underperform other asset

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classes. Individual stock prices fluctuate from day-to-day and may decline significantly.

Large-Capitalization Companies Risk. The Portfolio invests in Underlying Portfolios that invest substantially in large-cap companies. Large-cap companies tend to be less volatile than companies with smaller market capitalizations. In exchange for this potentially lower risk, the Portfolio’s value may not rise as much as the value of portfolios that emphasize smaller companies.

Small- and Medium-Capitalization Companies Risk. The Portfolio invests in Underlying Portfolios that may invest in securities of small- and medium-capitalization companies. Securities of small- and medium-capitalization companies are usually more volatile and entail greater risks than securities of large-capitalization companies.

Foreign Investment Risk. The Portfolio’s investments in Underlying Portfolios that invest in the securities of foreign issuers or issuers with significant exposure to foreign markets involve additional risk. Foreign countries in which an Underlying Portfolio may invest may have markets that are less liquid, less regulated and more volatile than U.S. markets. The value of an Underlying Portfolio’s investments may decline because of factors affecting the particular issuer as well as foreign markets and issuers generally, such as unfavorable government actions, and political or financial instability. Lack of information may also affect the value of these securities. The risks of foreign investments are heightened when investing in issuers in emerging market countries.

Emerging Markets Risk. Risks associated with investments in emerging markets may include: delays in settling portfolio securities transactions; currency and capital controls; greater sensitivity to interest rate changes; pervasiveness of corruption and crime; exchange rate volatility; inflation, deflation or currency devaluation; violent military or political conflicts; confiscations and other government restrictions by the United States or other governments; and government instability. As a result, investments in emerging market securities tend to be more volatile than investments in developed countries.

Currency Volatility Risk. The value of an Underlying Portfolio’s foreign investments may fluctuate due to changes in currency exchange rates. A decline in the value of foreign currencies relative to the U.S. dollar generally can be expected to depress the value of an Underlying Portfolio’s non-U.S. dollar-denominated securities.

Growth Stock Risk. The Portfolio invests substantially in Underlying Portfolios with an investment strategy that focuses on selecting growth-style stocks. Growth stocks may lack the dividend yield associated with value stocks that can cushion total return in a bear market. Also, growth stocks normally carry a higher price/earnings ratio than many other stocks. Consequently, if earnings expectations are not met, the market price of growth stocks will often go down more than other stocks.

Value Investing Risk. The Portfolio invests substantially in Underlying Portfolios with an investment strategy that focuses on selecting value-style stocks. When investing in securities which are believed to be undervalued in the market, there is a risk that the market may not recognize a security’s intrinsic value for a long period of time, or that a stock judged to be undervalued may actually be appropriately priced.

Risk of Investing in Bonds. The Portfolio invests in Underlying Portfolios that invest principally in bonds, which may cause the value of your investment in the Portfolio to go up or down in response to changes in interest rates or defaults (or even the potential for future defaults) by bond issuers.

Interest Rate Fluctuations Risk. The Portfolio invests in Underlying Portfolios that invest substantially in fixed income securities. Fixed income securities may be subject to volatility due to changes in interest rates. Longer-term and lower coupon bonds tend to be more sensitive to changes in interest rates. Interest rates have been historically low, so the Portfolio faces a heightened risk that interest rates may rise.

Risk of Investing in Junk Bonds. The Portfolio invests in Underlying Portfolios that invest substantially in fixed income securities, a percentage

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PORTFOLIO SUMMARY: ALLOCATION GROWTH PORTFOLIO

of which may be invested in junk bonds. Junk bonds, which are considered speculative, carry a substantial risk of default or changes in the issuer’s creditworthiness, or they may already be in default at the time of purchase.

Credit Risk. Credit risk applies to most fixed income securities, but is generally not a factor for obligations backed by the “full faith and credit” of the U.S. Government. An Underlying Portfolio could lose money if the issuer of a fixed income security is unable or perceived to be unable to pay interest or repay principal when it becomes due.

Indexing Risk. Many of the Underlying Portfolios in which the Portfolio invests have a passively-managed portion that is managed to track the performance of an index. That portion of the Underlying Portfolios will not sell securities in its portfolio or buy different securities over the course of a year other than in conjunction with changes in its target index, even if there are adverse developments concerning a particular security, company or industry. As a result, the Portfolio may suffer losses that might not be experienced with an investment in an actively-managed mutual fund.

Affiliated Fund Risk. The Adviser chooses the Underlying Portfolios in which the Portfolio invests. As a result, the Adviser may be subject to potential conflicts of interest in selecting the Underlying Portfolios because the fees payable to it by some of the Underlying Portfolios are higher than the fees payable by other Underlying Portfolios and because the Adviser is also responsible for managing portions of certain Underlying Portfolios. However, the Adviser has a fiduciary duty to act in the Portfolio’s best interests when selecting the Underlying Portfolios.

Fund-of-Funds Risk. The costs of investing in the Portfolio, as a fund-of-funds, may be higher than the costs of investing in a mutual fund that only invests directly in individual securities. An Underlying Portfolio may change its investment objective or policies without the Portfolio’s approval, which could force the Portfolio to withdraw its investment from such Underlying Portfolio at a time that is unfavorable to the Portfolio. In addition, one Underlying Portfolio may buy the same securities that another Underlying

Portfolio sells. Therefore, the Portfolio would indirectly bear the costs of these trades without accomplishing any investment purpose.

Underlying Funds Risk. The risks of the Portfolio owning the Underlying Portfolios generally reflect the risks of owning the underlying securities held by the Underlying Portfolios, although lack of liquidity could result in an investment in the Underlying Portfolios being more volatile than an investment in the underlying portfolio of securities. Disruptions in the markets for the securities held by the Underlying Portfolios could result in losses on the Portfolio’s investment in such securities. The Underlying Portfolios also have fees that increase their costs versus owning the underlying securities directly.

Management Risk. The Portfolio is subject to management risk because it is an actively-managed investment portfolio. The Portfolio’s portfolio managers apply investment techniques and risk analyses in making investment decisions, but there can be no guarantee that these decisions or individual securities selected by the portfolio managers will produce the desired results.

Market Risk. Share prices can fall because of weakness in the broad market, a particular industry, or specific holdings. The market as a whole can decline for many reasons, including adverse political or economic developments in the U.S. or abroad, changes in investor psychology, or heavy institutional selling. In addition, an Underlying Portfolio’s adviser’s or subadviser’s assessment of companies held by the Underlying Portfolio may prove incorrect, resulting in losses or poor performance even in a rising market.

Issuer Risk. The value of a security may decline for a number of reasons directly related to the issuer, such as management performance, financial leverage and reduced demand for the issuer’s goods and services.

Performance Information

The following Risk/Return Bar Chart and Table illustrate the risks of investing in the Portfolio by showing changes in the Portfolio’s performance from calendar year to calendar year and comparing the

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PORTFOLIO SUMMARY: ALLOCATION GROWTH PORTFOLIO

Portfolio’s average annual returns to those of the Russell 3000® Index, the MSCI EAFE Index (net), the Barclays U.S. Aggregate Bond Index and a blended index. The blended index consists of 57% Russell 3000® Index, 23% MSCI EAFE Index (net) and 20% Barclays U.S. Aggregate Bond Index (the “Blended Index”). Class 1 shares do not have a performance history as of the date of this Prospectus. As a result, the bar chart and table give you a picture of the long-term performance for Class 3 shares of the Portfolio. The performance of Class 1 shares would be substantially similar to Class 3 shares and differs only to the extent that Class 1 shares and Class 3 shares have different expenses. Fees and expenses incurred at the contract level are not reflected in the bar chart or table. If these amounts were reflected, returns would be less than those shown. Of course, past performance is not necessarily an indication of how the Portfolio will perform in the future.

Effective July 29, 2015, SAAMCo assumed day-to-day investment management of the Portfolio, which was previously managed by Ibbotson Associates, Inc.

(Class 3 Shares)

During the 10-year period shown in the bar chart, the highest return for a quarter was 20.23% (quarter ended June 30, 2009) and the lowest return for a quarter was -21.89% (quarter ended December 31, 2008). The year-to-date calendar return as of June 30, 2016 was 0.96%.

Average Annual Total Returns (For the periods ended December 31, 2015)

	1 Year	5 Years	10 Years

Class 3 Shares	-1.89%	6.50%	4.47%
Barclays U.S. Aggregate Bond Index	0.55%	3.25%	4.51%
Russell 3000® Index	0.48%	12.18%	7.35%
MSCI EAFE Index (net)	-0.81%	3.60%	3.03%
Blended Index	0.38%	8.54%	6.06%

Investment Adviser

The Portfolio’s investment adviser is SAAMCo. SAAMCo’s portfolio manager is noted below.

Portfolio Manager

Name	Portfolio Manager of the Portfolio Since	Title
Douglas Loeffler	2015	Senior Portfolio Manager

For important information about purchase and sales of Portfolio shares, taxes and payments made to broker-dealers and other financial intermediaries, please turn to the section “Important Additional Information” on page 84.

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PORTFOLIO SUMMARY: ALLOCATION MODERATE GROWTH PORTFOLIO

Investment Goal

The Portfolio’s investment goal is long-term capital appreciation.

Fees and Expenses of the Portfolio

This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The Portfolio’s annual operating expenses do not reflect the separate account fees charged in the variable annuity (“Variable Contracts”) in which the Portfolio is offered. If the separate account’s fees were shown, the Portfolio’s annual operating expenses would be higher. Please see your Variable Contract prospectus for more details on the separate account fees. As an investor in the Portfolio, you pay the expenses of the Portfolio and indirectly pay a proportionate share of the expenses of the Underlying Portfolios (as defined herein) in which the Portfolio invests.

Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class 1		Class 3
Management Fees	0.10%		0.10%
Service (12b-1) Fees	None		0.25	%(1)
Other Expenses	0.03	%(2)	0.03%
Acquired Fund Fees and Expenses	0.81%		0.81%
Total Annual Portfolio Operating Expenses	0.94%		1.19%
Fee Waiver and/or Expense Reimbursement (3)	0.01%		0.01%
Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement (3)(4)	0.93%		1.18%

(1)	“Service (12b-1) Fees” have been restated to reflect the Rule 12b-1 Plan for Class 3 shares that was adopted on July 29, 2016.
(2)	“Other Expenses” are based on anticipated other expenses payable on Class 1 shares for the current fiscal year.
(3)	Pursuant to an Advisory Fee Waiver Agreement, the investment adviser, SunAmerica Asset Management, LLC (“SAAMCo” or the “Adviser”), is contractually obligated to waive its advisory fee so that the advisory fee payable by the Portfolio is equal to 0.09% of the Portfolio’s daily net assets with respect to the Allocation Moderate Growth Portfolio. This waiver agreement may be modified or discontinued prior to July 29, 2017 only with the approval of the Board of Trustees (the “Board”) of Seasons Series Trust (the “Trust”), including a majority of the trustees of the Board who are not “interested persons” of the Trust as defined in the Investment Company Act of 1940, as amended.
(4)	The Total Annual Portfolio Operating Expenses for the Portfolio do not correlate to the ratio of net expenses to average net assets provided in the Financial Highlights table of the annual report, which reflects the net operating expenses of the Portfolio and does not include Acquired Fund Fees and Expenses. “Acquired Fund Fees and Expenses” include fees and expenses incurred indirectly by the Portfolio as a result of investments in shares of one or more mutual funds, hedge funds, private equity funds or other pooled investment vehicles.

Expense Example

This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same and fee waivers remain in effect only for the period ending July 29, 2017. The Example does not reflect charges imposed by the Variable Contract. If the Variable Contract fees were reflected, the expenses would be higher. See the Variable Contract prospectus for information on such charges. Although your actual costs may be higher or lower, based on these assumptions and the net expenses shown in the fee table, your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class 1 Shares	$95	$299	$519	$1,154
Class 3 Shares	$120	$377	$653	$1,442

Portfolio Turnover

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual portfolio operating expenses or in the example, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio’s portfolio turnover rate was 22% of the average value of its portfolio.

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PORTFOLIO SUMMARY: ALLOCATION MODERATE GROWTH PORTFOLIO

Principal Investment Strategies of the Portfolio

The Portfolio is structured as a “fund-of-funds” which means that it pursues its investment goal by investing its assets in a combination of the Trust’s Portfolios (collectively, the “Underlying Portfolios”).

The Portfolio attempts to achieve its investment goal by investing its assets, under normal circumstances, among a combination of Underlying Portfolios, of which at least 30% and no more than 90% of its net assets will be invested in equity portfolios and at least 10% and no more than 70% of its net assets will be invested in fixed income portfolios.

The Underlying Portfolios have a variety of investment styles and focuses. The underlying equity portfolios include large, mid and small cap portfolios, growth and value-oriented portfolios and international portfolios. The underlying fixed income portfolios include portfolios that invest in U.S. and non-U.S. issuers, corporate, mortgage backed and government securities, investment grade securities and securities rated below investment grade (commonly known as “junk bonds”).

The Adviser determines the Portfolio’s target asset class allocation. The target asset class allocation is generally broken down into the following asset classes: large cap growth/value stocks, mid cap growth/value stocks, small cap stocks, international stocks and bonds (investment grade, high-yield, inflation-protected). Based on these target asset class allocations, the Adviser determines a target portfolio allocation in which the Portfolio will invest in the Underlying Portfolios. The target allocation percentages as of March 31, 2016 were:

•	Large cap growth/value stocks	33.5%
•	Mid cap growth/value stocks	7.6%
•	Small cap stocks	3.5%
•	International stocks	20.4%
•	Investment grade securities	29.1%
•	High-yield securities	3.4%
•	Inflation-protected securities	2.5%

The Adviser performs an investment analysis of possible investments for the Portfolio and selects the universe of permitted Underlying Portfolios as well as the allocation to each Underlying Portfolio. The Adviser utilizes many factors, including research provided by an independent consultant. The consultant, Wilshire Associates Incorporated, provides statistical analysis and portfolio modeling to the Adviser with respect to the Portfolio’s investment allocation among the Underlying Portfolios, but does not have any advisory or portfolio transaction authority with regard to the Portfolio. The Adviser, not the Portfolio, pays the consultant. The Adviser reserves the right to change the Portfolio’s asset allocation among the Underlying Portfolios. The Adviser may change the target asset allocation percentage and may underweight or overweight such asset classes at its discretion. The percentage of the Portfolio’s assets invested in any of the Underlying Portfolios will vary from time to time.

Principal Risks of Investing in the Portfolio

There can be no assurance that the Portfolio’s investment goal will be met or that the net return on an investment in the Portfolio will exceed what could have been obtained through other investment or savings vehicles. Shares of the Portfolio are not bank deposits and are not guaranteed or insured by any bank, government entity or the Federal Deposit Insurance Corporation. As with any mutual fund, there is no guarantee that the Portfolio will be able to achieve its investment goal. If the value of the assets of the Portfolio goes down, you could lose money.

The following is a summary description of the principal risks of investing in the Portfolio.

Asset Allocation Risk. The Portfolio’s risks will directly correspond to the risks of the Underlying Portfolios in which it invests. The Portfolio is subject to the risk that the selection of the Underlying Portfolios and the allocation and reallocation of the Portfolio’s assets among the various asset classes and market sectors may not produce the desired result.

Equity Securities Risk. The Portfolio invests primarily in Underlying Portfolios that invest in equity

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PORTFOLIO SUMMARY: ALLOCATION MODERATE GROWTH PORTFOLIO

securities and is therefore subject to the risk that stock prices will fall and may underperform other asset classes. Individual stock prices fluctuate from day-to-day and may decline significantly.

Large-Capitalization Companies Risk. The Portfolio invests in Underlying Portfolios that invest substantially in large-cap companies. Large-cap companies tend to be less volatile than companies with smaller market capitalizations. In exchange for this potentially lower risk, the Portfolio’s value may not rise as much as the value of portfolios that emphasize smaller companies.

Growth Stock Risk. The Portfolio invests substantially in Underlying Portfolios with an investment strategy that focuses on selecting growth-style stocks. Growth stocks may lack the dividend yield associated with value stocks that can cushion total return in a bear market. Also, growth stocks normally carry a higher price/earnings ratio than many other stocks. Consequently, if earnings expectations are not met, the market price of growth stocks will often go down more than other stocks.

Value Investing Risk. The Portfolio invests substantially in Underlying Portfolios with an investment strategy that focuses on selecting value-style stocks. When investing in securities which are believed to be undervalued in the market, there is a risk that the market may not recognize a security’s intrinsic value for a long period of time, or that a stock judged to be undervalued may actually be appropriately priced.

Foreign Sovereign Debt Risk. Foreign sovereign debt securities are subject to the risk that a governmental entity may delay or refuse to pay interest or repay principal on its sovereign debt. If a governmental entity defaults, it may ask for more time in which to pay or for further loans.

Credit Risk. Credit risk applies to most fixed income securities, but is generally not a factor for obligations backed by the “full faith and credit” of the U.S. Government. An Underlying Portfolio could lose money if the issuer of a fixed income security is unable or perceived to be unable to pay interest or repay principal when it becomes due.

Interest Rate Fluctuations Risk. The Portfolio invests in Underlying Portfolios that invest substantially in fixed income securities. Fixed income securities may be subject to volatility due to changes in interest rates. Longer-term and lower coupon bonds tend to be more sensitive to changes in interest rates. Interest rates have been historically low, so the Portfolio faces a heightened risk that interest rates may rise.

Risk of Investing in Bonds. The Portfolio invests in Underlying Portfolios that invest principally in bonds, which may cause the value of your investment in the Portfolio to go up or down in response to changes in interest rates or defaults (or even the potential for future defaults) by bond issuers.

Risk of Investing in Junk Bonds. The Portfolio invests in Underlying Portfolios that invest substantially in fixed income securities, a percentage of which may be invested in junk bonds. Junk bonds, which are considered speculative, carry a substantial risk of default or changes in the issuer’s creditworthiness, or they may already be in default at the time of purchase.

Small- and Medium-Capitalization Companies Risk. The Portfolio invests in Underlying Portfolios that invest in securities of small- and medium-capitalization companies. Securities of small- and medium-capitalization companies are usually more volatile and entail greater risks than securities of large-capitalization companies.

Foreign Investment Risk. The Portfolio’s investments in Underlying Portfolios that invest in the securities of foreign issuers or issuers with significant exposure to foreign markets involve additional risk. Foreign countries in which an Underlying Portfolio invests may have markets that are less liquid, less regulated and more volatile than U.S. markets. The value of an Underlying Portfolio’s investments may decline because of factors affecting the particular issuer as well as foreign markets and issuers generally, such as unfavorable government actions, and political or financial instability. Lack of information may also affect the value of these securities. The risks of foreign investments are heightened when investing in issuers in emerging market countries.

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PORTFOLIO SUMMARY: ALLOCATION MODERATE GROWTH PORTFOLIO

Currency Volatility Risk. The value of an Underlying Portfolio’s foreign investments may fluctuate due to changes in currency exchange rates. A decline in the value of foreign currencies relative to the U.S. dollar generally can be expected to depress the value of an Underlying Portfolio’s non-U.S. dollar-denominated securities.

Indexing Risk. Many of the Underlying Portfolios in which the Portfolio invests have a passively-managed portion that is managed to track the performance of an index. That portion of the Underlying Portfolios will not sell securities in its portfolio or buy different securities over the course of a year other than in conjunction with changes in its target index, even if there are adverse developments concerning a particular security, company or industry. As a result, the Portfolio may suffer losses that might not be experienced with an investment in an actively-managed mutual fund.

Fund-of-Funds Risk. The costs of investing in the Portfolio, as a fund-of-funds, may be higher than the costs of investing in a mutual fund that only invests directly in individual securities. An Underlying Portfolio may change its investment objective or policies without the Portfolio’s approval, which could force the Portfolio to withdraw its investment from such Underlying Portfolio at a time that is unfavorable to the Portfolio. In addition, one Underlying Portfolio may buy the same securities that another Underlying Portfolio sells. Therefore, the Portfolio would indirectly bear the costs of these trades without accomplishing any investment purpose.

Affiliated Fund Risk. The Adviser chooses the Underlying Portfolios in which the Portfolio invests. As a result, the Adviser may be subject to potential conflicts of interest in selecting the Underlying Portfolios because the fees payable to it by some of the Underlying Portfolios are higher than the fees payable by other Underlying Portfolios and because the Adviser is also responsible for managing portions of certain Underlying Portfolios. However, the Adviser has a fiduciary duty to act in the Portfolio’s best interests when selecting the Underlying Portfolios.

Underlying Funds Risk. The risks of the Portfolio owning the Underlying Portfolios generally reflect the risks of owning the underlying securities held by the Underlying Portfolios, although lack of liquidity could result in an investment in the Underlying Portfolios being more volatile than an investment in the underlying portfolio of securities. Disruptions in the markets for the securities held by the Underlying Portfolios could result in losses on the Portfolio’s investment in such securities. The Underlying Portfolios also have fees that increase their costs versus owning the underlying securities directly.

Management Risk. The Portfolio is subject to management risk because it is an actively-managed investment portfolio. The Portfolio’s portfolio managers apply investment techniques and risk analyses in making investment decisions, but there can be no guarantee that these decisions or individual securities selected by the portfolio managers will produce the desired results.

Market Risk. Share prices can fall because of weakness in the broad market, a particular industry, or specific holdings. The market as a whole can decline for many reasons, including adverse political or economic developments in the U.S. or abroad, changes in investor psychology, or heavy institutional selling. In addition, an Underlying Portfolio’s adviser’s or subadviser’s assessment of companies held by the Underlying Portfolio may prove incorrect, resulting in losses or poor performance even in a rising market.

Issuer Risk. The value of a security may decline for a number of reasons directly related to the issuer, such as management performance, financial leverage and reduced demand for the issuer’s goods and services.

Performance Information

The following Risk/Return Bar Chart and Table illustrate the risks of investing in the Portfolio by showing changes in the Portfolio’s performance from calendar year to calendar year and comparing the Portfolio’s average annual returns to those of the Russell 3000® Index, the MSCI EAFE Index (net), the Barclays U.S. Aggregate Bond Index and a blended index. The blended index consists of 47% Russell 3000® Index, 18% MSCI EAFE Index (net) and 35% Barclays U.S. Aggregate Bond Index (the “Blended

15	Seasons Series Trust

PORTFOLIO SUMMARY: ALLOCATION MODERATE GROWTH PORTFOLIO

Index”). Class 1 shares do not have a performance history as of the date of this Prospectus. As a result, the bar chart and table give you a picture of the long-term performance for Class 3 shares of the Portfolio. The performance of Class 1 shares would be substantially similar to Class 3 shares and differs only to the extent that Class 1 shares and Class 3 shares have different expenses. Fees and expenses incurred at the contract level are not reflected in the bar chart or table. If these amounts were reflected, returns would be less than those shown. Of course, past performance is not necessarily an indication of how the Portfolio will perform in the future.

Effective July 29, 2015, SAAMCo assumed day-to-day investment management of the Portfolio, which was previously managed by Ibbotson Associates, Inc.

(Class 3 Shares)

During the 10-year period shown in the bar chart, the highest return for a quarter was 16.76% (quarter ended June 30, 2009) and the lowest return for a quarter was -18.40% (quarter ended December 31, 2008). The year-to-date calendar return as of June 30, 2016 was 1.84%.

Average Annual Total Returns (For the periods ended December 31, 2015)

	1 Year	5 Years	10 Years

Class 3 Shares	-1.76%	5.71%	4.18%
Barclays U.S. Aggregate Bond Index	0.55%	3.25%	4.51%
Russell 3000® Index	0.48%	12.18%	7.35%
MSCI EAFE Index (net)	-0.81%	3.60%	3.03%
Blended Index	0.51%	7.67%	5.94%

Investment Adviser

The Portfolio’s investment adviser is SAAMCo. SAAMCo’s portfolio manager is noted below.

Portfolio Manager

Name	Portfolio Manager of the Portfolio Since	Title
Douglas Loeffler	2015	Senior Portfolio Manager

For important information about purchase and sales of Portfolio shares, taxes and payments made to broker-dealers and other financial intermediaries, please turn to the section “Important Additional Information” on page 84.

16	Seasons Series Trust

PORTFOLIO SUMMARY: ALLOCATION MODERATE PORTFOLIO

Investment Goal

The Portfolio’s investment goal is long-term capital appreciation and moderate current income.

Fees and Expenses of the Portfolio

This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The Portfolio’s annual operating expenses do not reflect the separate account fees charged in the variable annuity (“Variable Contracts”) in which the Portfolio is offered. If the separate account’s fees were shown, the Portfolio’s annual operating expenses would be higher. Please see your Variable Contract prospectus for more details on the separate account fees. As an investor in the Portfolio, you pay the expenses of the Portfolio and indirectly pay a proportionate share of the expenses of the Underlying Portfolios (as defined herein) in which the Portfolio invests.

Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class 1		Class 3
Management Fees	0.10%		0.10%
Service (12b-1) Fees	None		0.25	%(1)
Other Expenses	0.03	%(2)	0.03%
Acquired Fund Fees and Expenses	0.79%		0.79%
Total Annual Portfolio Operating Expenses	0.92%		1.17%
Fee Waiver and/or Expense Reimbursement (3)	0.01%		0.01%
Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement (3)(4)	0.91%		1.16%

(1)	“Service (12b-1) Fees” have been restated to reflect the Rule 12b-1 Plan for Class 3 shares that was adopted on July 29, 2016.
(2)	“Other Expenses” are based on anticipated other expenses payable on Class 1 shares for the current fiscal year.
(3)	Pursuant to an Advisory Fee Waiver Agreement, the investment adviser, SunAmerica Asset Management, LLC (“SAAMCo” or the “Adviser”), is contractually obligated to waive its advisory fee so that the advisory fee payable by the Portfolio is equal to 0.09% of the Portfolio’s daily net assets with respect to the Allocation Moderate Portfolio. This waiver agreement may be modified or discontinued prior to July 29, 2017 only with the approval of the Board of Trustees (the “Board”) of Seasons Series Trust (the “Trust”), including a majority of the trustees of the Board who are not “interested persons” of the Trust as defined in the Investment Company Act of 1940, as amended.
(4)	The Total Annual Portfolio Operating Expenses for the Portfolio do not correlate to the ratio of net expenses to average net assets provided in the Financial Highlights table of the annual report, which reflects the net operating expenses of the Portfolio and does not include Acquired Fund Fees and Expenses. “Acquired Fund Fees and Expenses” include fees and expenses incurred indirectly by the Portfolio as a result of investments in shares of one or more mutual funds, hedge funds, private equity funds or other pooled investment vehicles.

Expense Example

This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same and fee waivers remain in effect only for the period ending July 29, 2017. The Example does not reflect charges imposed by the Variable Contract. If the Variable Contract fees were reflected, the expenses would be higher. See the Variable Contract prospectus for information on such charges. Although your actual costs may be higher or lower, based on these assumptions and the net expenses shown in the fee table, your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class 1 Shares	$93	$292	$508	$1,130
Class 3 Shares	$118	$371	$643	$1,420

Portfolio Turnover

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual portfolio operating expenses or in the example, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio’s portfolio turnover rate was 24% of the average value of its portfolio.

17	Seasons Series Trust

PORTFOLIO SUMMARY: ALLOCATION MODERATE PORTFOLIO

Principal Investment Strategies of the Portfolio

The Portfolio is structured as a “fund-of-funds” which means that it pursues its investment goal by investing its assets in a combination of the Trust’s Portfolios (collectively, the “Underlying Portfolios”).

The Portfolio attempts to achieve its investment goal by investing its assets, under normal circumstances, among a combination of Underlying Portfolios, of which at least 20% and no more than 80% of its net assets will be invested in equity portfolios and at least 20% and no more than 80% of its net assets will be invested in fixed income portfolios.

The Underlying Portfolios have a variety of investment styles and focuses. The underlying equity portfolios include large, mid and small cap portfolios, growth and value-oriented portfolios and international portfolios. The underlying fixed income portfolios include portfolios that invest in U.S. and non-U.S. issuers, corporate, mortgage backed and government securities, investment grade securities and securities rated below investment grade (commonly known as “junk bonds”).

The Adviser determines the Portfolio’s target asset class allocation. The target asset class allocation is generally broken down into the following asset classes: large cap growth/value stocks, mid cap growth/value stocks, small cap stocks, international stocks, bonds (investment grade, high-yield, inflation-protected) and cash equivalents. Based on these target asset class allocations, the Adviser determines a target portfolio allocation in which the Portfolio will invest in the Underlying Portfolios. The target allocation percentages as of March 31, 2016 were:

•	Large cap growth/value stocks	29.5%
•	Mid cap growth/value stocks	6.4%
•	Small cap stocks	3.0%
•	International stocks	16.1%
•	Investment grade securities	37.6%
•	High-yield securities	4.1%
•	Inflation-protected securities	3.3%

The Adviser performs an investment analysis of possible investments for the Portfolio and selects the universe of permitted Underlying Portfolios as well as the allocation to each Underlying Portfolio. The Adviser utilizes many factors, including research provided by an independent consultant. The consultant, Wilshire Associates Incorporated, provides statistical analysis and portfolio modeling to the Adviser with respect to the Portfolio’s investment allocation among the Underlying Portfolios, but does not have any advisory or portfolio transaction authority with regard to the Portfolio. The Adviser, not the Portfolio, pays the consultant. The Adviser reserves the right to change the Portfolio’s asset allocation among the Underlying Portfolios. The Adviser may change the target asset allocation percentage and may underweight or overweight such asset classes at its discretion. The percentage of the Portfolio’s assets invested in any of the Underlying Portfolios will vary from time to time.

Principal Risks of Investing in the Portfolio

There can be no assurance that the Portfolio’s investment goal will be met or that the net return on an investment in the Portfolio will exceed what could have been obtained through other investment or savings vehicles. Shares of the Portfolio are not bank deposits and are not guaranteed or insured by any bank, government entity or the Federal Deposit Insurance Corporation. As with any mutual fund, there is no guarantee that the Portfolio will be able to achieve its investment goal. If the value of the assets of the Portfolio goes down, you could lose money.

The following is a summary description of the principal risks of investing in the Portfolio.

Asset Allocation Risk. The Portfolio’s risks will directly correspond to the risks of the Underlying Portfolios in which it invests. The Portfolio is subject to the risk that the selection of the Underlying Portfolios and the allocation and reallocation of the Portfolio’s assets among the various asset classes and market sectors may not produce the desired result.

Equity Securities Risk. The Portfolio invests primarily in Underlying Portfolios that invest in equity

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securities and is therefore subject to the risk that stock prices will fall and may underperform other asset classes. Individual stock prices fluctuate from day-to-day and may decline significantly.

Large-Capitalization Companies Risk. The Portfolio invests in Underlying Portfolios that invest substantially in large-cap companies. Large-cap companies tend to be less volatile than companies with smaller market capitalizations. In exchange for this potentially lower risk, the Portfolio’s value may not rise as much as the value of portfolios that emphasize smaller companies.

Medium-Capitalization Companies Risk. The Portfolio invests in Underlying Portfolios that invest in securities of medium-capitalization companies. Securities of medium-capitalization companies are usually more volatile and entail greater risks than securities of large-capitalization companies.

Growth Stock Risk. The Portfolio invests substantially in Underlying Portfolios with an investment strategy that focuses on selecting growth-style stocks. Growth stocks may lack the dividend yield associated with value stocks that can cushion total return in a bear market. Also, growth stocks normally carry a higher price/earnings ratio than many other stocks. Consequently, if earnings expectations are not met, the market price of growth stocks will often go down more than other stocks.

Value Investing Risk. The Portfolio invests substantially in Underlying Portfolios with an investment strategy that focuses on selecting value-style stocks. When investing in securities which are believed to be undervalued in the market, there is a risk that the market may not recognize a security’s intrinsic value for a long period of time, or that a stock judged to be undervalued may actually be appropriately priced.

Risk of Investing in Bonds. The Portfolio invests in Underlying Portfolios that invest principally in bonds, which may cause the value of your investment in the Portfolio to go up or down in response to changes in interest rates or defaults (or even the potential for future defaults) by bond issuers.

Credit Risk. Credit risk applies to most fixed income securities, but is generally not a factor for obligations backed by the “full faith and credit” of the U.S. Government. An Underlying Portfolio could lose money if the issuer of a fixed income security is unable or perceived to be unable to pay interest or repay principal when it becomes due.

Risk of Investing in Junk Bonds. The Portfolio invests in Underlying Portfolios that invest substantially in fixed income securities, a percentage of which may be invested in junk bonds. Junk bonds, which are considered speculative, carry a substantial risk of default or changes in the issuer’s creditworthiness, or they may already be in default at the time of purchase.

Interest Rate Fluctuations Risk. The Portfolio invests in Underlying Portfolios that invest substantially in fixed income securities. Fixed income securities may be subject to volatility due to changes in interest rates. Longer-term and lower coupon bonds tend to be more sensitive to changes in interest rates. Interest rates have been historically low, so the Portfolio faces a heightened risk that interest rates may rise.

Foreign Investment Risk. The Portfolio’s investments in Underlying Portfolios that invest in the securities of foreign issuers or issuers with significant exposure to foreign markets involve additional risk. Foreign countries in which an Underlying Portfolio invests may have markets that are less liquid, less regulated and more volatile than U.S. markets. The value of an Underlying Portfolio’s investments may decline because of factors affecting the particular issuer as well as foreign markets and issuers generally, such as unfavorable government actions, and political or financial instability. Lack of information may also affect the value of these securities. The risks of foreign investments are heightened when investing in issuers in emerging market countries.

Currency Volatility Risk. The value of an Underlying Portfolio’s foreign investments may fluctuate due to changes in currency exchange rates. A decline in the value of foreign currencies relative to the U.S. dollar generally can be expected to depress the value of an Underlying Portfolio’s non-U.S. dollar-denominated securities.

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Indexing Risk. Many of the Underlying Portfolios in which the Portfolio invests have a passively-managed portion that is managed to track the performance of an index. That portion of the Underlying Portfolios will not sell securities in its portfolio or buy different securities over the course of a year other than in conjunction with changes in its target index, even if there are adverse developments concerning a particular security, company or industry. As a result, the Portfolio may suffer losses that might not be experienced with an investment in an actively-managed mutual fund.

Affiliated Fund Risk. The Adviser chooses the Underlying Portfolios in which the Portfolio invests. As a result, the Adviser may be subject to potential conflicts of interest in selecting the Underlying Portfolios because the fees payable to it by some of the Underlying Portfolios are higher than the fees payable by other Underlying Portfolios and because the Adviser is also responsible for managing portions of certain Underlying Portfolios. However, the Adviser has a fiduciary duty to act in the Portfolio’s best interests when selecting the Underlying Portfolios.

Fund-of-Funds Risk. The costs of investing in the Portfolio, as a fund-of-funds, may be higher than the costs of investing in a mutual fund that only invests directly in individual securities. An Underlying Portfolio may change its investment objective or policies without the Portfolio’s approval, which could force the Portfolio to withdraw its investment from such Underlying Portfolio at a time that is unfavorable to the Portfolio. In addition, one Underlying Portfolio may buy the same securities that another Underlying Portfolio sells. Therefore, the Portfolio would indirectly bear the costs of these trades without accomplishing any investment purpose.

Underlying Funds Risk. The risks of the Portfolio owning the Underlying Portfolios generally reflect the risks of owning the underlying securities held by the Underlying Portfolios, although lack of liquidity could result in an investment in the Underlying Portfolios being more volatile than an investment in the underlying portfolio of securities. Disruptions in the markets for the securities held by the Underlying Portfolios could result in losses on the Portfolio’s investment in such securities. The Underlying

Portfolios also have fees that increase their costs versus owning the underlying securities directly.

Risks of Investing in Inflation-Indexed Securities. Inflation-indexed securities are debt instruments whose principal is indexed to an official or designated measure of inflation, such as the Consumer Price Index in the United States. Inflation-indexed securities issued by a foreign government or foreign corporation are adjusted to reflect a comparable inflation index, calculated by that government. Inflation-indexed securities are sensitive to changes in the real interest rate, which is the nominal interest rate minus the expected rate of inflation. The price of an inflation-indexed security will increase if real interest rates decline, and decrease if real interest rates increase. If the interest rate rises for reasons other than inflation, the value of such instruments can be negatively impacted. Interest income will vary depending on changes to the principal amount of the security. For U.S. tax purposes, both interest payments and inflation adjustments to principal are treated as interest income subject to taxation when received or accrued, and inflation adjustments to principal are subject to taxation when the adjustment is made and not when the instrument matures.

Management Risk. The Portfolio is subject to management risk because it is an actively-managed investment portfolio. The Portfolio’s portfolio managers apply investment techniques and risk analyses in making investment decisions, but there can be no guarantee that these decisions or individual securities selected by the portfolio managers will produce the desired results.

Market Risk. Share prices can fall because of weakness in the broad market, a particular industry, or specific holdings. The market as a whole can decline for many reasons, including adverse political or economic developments in the U.S. or abroad, changes in investor psychology, or heavy institutional selling. In addition, an Underlying Portfolio’s adviser’s or subadviser’s assessment of companies held by the Underlying Portfolio may prove incorrect, resulting in losses or poor performance even in a rising market.

Issuer Risk. The value of a security may decline for a number of reasons directly related to the issuer, such

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as management performance, financial leverage and reduced demand for the issuer’s goods and services.

Performance Information

The following Risk/Return Bar Chart and Table illustrate the risks of investing in the Portfolio by showing changes in the Portfolio’s performance from calendar year to calendar year and comparing the Portfolio’s average annual returns to those of the Russell 3000® Index, the MSCI EAFE Index (net), the Barclays U.S. Aggregate Bond Index and a blended index. The blended index consists of 41% Russell 3000® Index, 14% MSCI EAFE Index (net) and 45% Barclays U.S. Aggregate Bond Index (the “Blended Index”). Class 1 shares do not have a performance history as of the date of this Prospectus. As a result, the bar chart and table give you a picture of the long-term performance for Class 3 shares of the Portfolio. The performance of Class 1 shares would be substantially similar to Class 3 shares and differs only to the extent that Class 1 shares and Class 3 shares have different expenses. Fees and expenses incurred at the contract level are not reflected in the bar chart or table. If these amounts were reflected, returns would be less than those shown. Of course, past performance is not necessarily an indication of how the Portfolio will perform in the future.

Effective July 29, 2015, SAAMCo assumed day-to-day investment management of the Portfolio, which was previously managed by Ibbotson Associates, Inc.

(Class 3 Shares)

During the 10-year period shown in the bar chart, the highest return for a quarter was 15.01% (quarter ended June 30, 2009) and the lowest return for a quarter was -15.58% (quarter ended December 31, 2008). The year-to-date calendar return as of June 30, 2016 was 2.35%.

Average Annual Total Returns (For the periods ended December 31, 2015)

	1 Year	5 Years	10 Years

Class 3 Shares	-1.65%	5.37%	4.37%
Barclays U.S. Aggregate Bond Index	0.55%	3.25%	4.51%
Russell 3000® Index	0.48%	12.18%	7.35%
MSCI EAFE Index (net)	-0.81%	3.60%	3.03%
Blended Index	0.58%	7.13%	5.84%

Investment Adviser

The Portfolio’s investment adviser is SAAMCo. SAAMCo’s portfolio manager is noted below.

Portfolio Manager

Name	Portfolio Manager of the Portfolio Since	Title
Douglas Loeffler	2015	Senior Portfolio Manager

For important information about purchase and sales of Portfolio shares, taxes and payments made to broker-dealers and other financial intermediaries, please turn to the section “Important Additional Information” on page 84.

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Investment Goal

The Portfolio’s investment goal is capital appreciation.

Fees and Expenses of the Portfolio

This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The Portfolio’s annual operating expenses do not reflect the separate account fees charged in the variable annuity or variable life insurance policy (“Variable Contracts”) in which the Portfolio is offered. If the separate account’s fees were shown, the Portfolio’s annual operating expenses would be higher. Please see your Variable Contract prospectus for more details on the separate account fees.

Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class 1	Class 2	Class 3
Management Fees	0.85%	0.85%	0.85%
Service (12b-1) Fees	None	0.15%	0.25%
Other Expenses	0.23%	0.23%	0.23%
Total Annual Portfolio Operating Expenses	1.08%	1.23%	1.33%

Expense Example

This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. The Example does not reflect charges imposed by the Variable Contract. If the Variable Contract fees were reflected, the expenses would be higher. See the Variable Contract prospectus for information on such charges. Although your actual costs may be higher or lower, based on these assumptions and the net expenses shown in the fee table, your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class 1 Shares	$110	$343	$595	$1,317
Class 2 Shares	$125	$390	$676	$1,489
Class 3 Shares	$135	$421	$729	$1,601

Portfolio Turnover

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual portfolio operating expenses or in the example, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio’s portfolio turnover rate was 94% of the average value of its portfolio.

Principal Investment Strategies of the Portfolio

The Portfolio attempts to achieve its investment goal by investing, under normal circumstances, through strategic allocation of approximately 80% (with a range of 65-95%) of its assets in equity securities and approximately 20% (with a range of 5-35%) of its assets in fixed income securities. Using qualitative analysis and quantitative techniques, the subadviser adjusts portfolio allocations from time to time within these ranges to try to optimize the Portfolio’s performance consistent with its goal.

The subadviser invests mainly in a diversified portfolio of equity securities (growth or value stocks or both) of companies of any size. The subadviser may consider, among other things, a company’s valuation, financial strength, competitive position in its industry, projected future earnings, cash flows and dividends when deciding whether to buy or sell equity investments. The subadviser also invests, to a lesser extent, in a diversified portfolio of fixed income investments, including both U.S. government obligations and corporate obligations. The subadviser may consider, among other things, credit, interest rate and prepayment risks, as well as general market conditions when deciding whether to buy or sell fixed income investments.

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The Portfolio may invest in foreign securities (up to 60% of net assets), and short-term investments (up to 20% of net assets).

The Portfolio may invest in derivatives, such as equity index futures, options, foreign currency forwards and total return swaps. The subadviser may invest in such instruments for hedging and non-hedging purposes: for example, the subadviser may use foreign currency forwards to increase or decrease the portfolio’s exposure to a particular currency or group of currencies. Derivatives may also be used as a substitute for a direct investment in the securities of one or more issuers, or they may be used to take “short” positions, the values of which move in the opposite direction from the underlying investment, index or currency.

Principal Risks of Investing in the Portfolio

There can be no assurance that the Portfolio’s investment goal will be met or that the net return on an investment in the Portfolio will exceed what could have been obtained through other investment or savings vehicles. Shares of the Portfolio are not bank deposits and are not guaranteed or insured by any bank, government entity or the Federal Deposit Insurance Corporation. As with any mutual fund, there is no guarantee that the Portfolio will be able to achieve its investment goal. If the value of the assets of the Portfolio goes down, you could lose money.

The following is a summary description of the principal risks of investing in the Portfolio.

Equity Securities Risk. The Portfolio invests principally in equity securities and is therefore subject to the risk that stock prices will fall and may underperform other asset classes. Individual stock prices fluctuate from day-to-day and may decline significantly.

Risk of Investing in Bonds. As with any fund that invests significantly in bonds, the value of your investment in the Portfolio may go up or down in response to changes in interest rates or defaults (or even the potential for future defaults) by bond issuers.

Credit Risk. Credit risk applies to most debt securities, but is generally not a factor for obligations backed by the “full faith and credit” of the U.S. Government. The Portfolio could lose money if the issuer of a fixed income security is unable or perceived to be unable to pay interest or repay principal when it becomes due.

Interest Rate Fluctuations Risk. Fixed income securities may be subject to volatility due to changes in interest rates. Longer-term and lower coupon bonds tend to be more sensitive to changes in interest rates. Interest rates have been historically low, so the Portfolio faces a heightened risk that interest rates may rise.

U.S. Government Obligations Risk. U.S. Treasury obligations are backed by the “full faith and credit” of the U.S. Government and generally have negligible credit risk. Securities issued or guaranteed by federal agencies or authorities and U.S. Government-sponsored instrumentalities or enterprises may or may not be backed by the full faith and credit of the U.S. Government.

Foreign Investment Risk. The Portfolio’s investments in securities of foreign issuers or issuers with significant exposure to foreign markets involve additional risk. Foreign countries in which the Portfolio invests may have markets that are less liquid, less regulated and more volatile than U.S. markets. The value of the Portfolio’s investments may decline because of factors affecting the particular issuer as well as foreign markets and issuers generally, such as unfavorable government actions, and political or financial instability. Lack of information may also affect the value of these securities. The risks of foreign investments are heightened when investing in issuers in emerging market countries.

Large-Capitalization Companies Risk. Large-cap companies tend to go in and out of favor based on market and economic conditions. Large-cap companies tend to be less volatile than companies with smaller market capitalizations. In exchange for this potentially lower risk, the Portfolio’s value may not rise as much as the value of portfolios that emphasize smaller companies.

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Small- and Medium-Capitalization Companies Risk. Companies with smaller market capitalization (particularly under $1 billion depending on the market) tend to be at early stages of development with limited product lines, market access for products, financial resources, access to new capital, or depth in management. It may be difficult to obtain reliable information and financial data about these companies. Consequently, the securities of smaller companies may not be as readily marketable and may be subject to more abrupt or erratic market movements. Securities of medium sized companies are usually more volatile and entail greater risks than securities of large-capitalization companies.

Growth Stock Risk. Growth stocks may lack the dividend yield associated with value stocks that can cushion total return in a bear market. Also, growth stocks normally carry a higher price/earnings ratio than many other stocks. Consequently, if earnings expectations are not met, the market price of growth stocks will often go down more than other stocks.

Value Investing Risk. The Portfolio may focus on selecting value-style stocks. When investing in securities which are believed to be undervalued in the market, there is a risk that the market may not recognize a security’s intrinsic value for a long period of time, or that a stock judged to be undervalued may actually be appropriately priced.

Derivatives Risk. To the extent a derivative contract is used to hedge another position in the portfolio, the Portfolio will be exposed to the risks associated with hedging as described in the Glossary. To the extent a forward, option or futures contract is used to enhance return, rather than as a hedge, the Portfolio will be directly exposed to the risks of the contract. Gains or losses from non-hedging positions may be substantially greater than the cost of the position.

Counterparty Risk. Counterparty risk is the risk that a counterparty to a security, loan or derivative held by the Portfolio becomes bankrupt or otherwise fails to perform its obligations due to financial difficulties. The Portfolio may experience significant delays in obtaining any recovery in a bankruptcy or other reorganization proceeding, and there may be no recovery or limited recovery in such circumstances.

Hedging Risk. While hedging strategies can be very useful and inexpensive ways of reducing risk, they are sometimes ineffective due to unexpected changes in the market or exchange rates. Hedging also involves the risk that changes in the value of the related security will not match those of the instruments being hedged as expected, in which case any losses on the instruments being hedged may not be reduced. For gross currency hedges, there is an additional risk, to the extent that these transactions create exposure to currencies in which the Portfolio’s securities are not denominated.

Management Risk. The Portfolio is subject to management risk because it is an actively-managed investment portfolio. The Portfolio’s portfolio managers apply investment techniques and risk analyses in making investment decisions, but there can be no guarantee that these decisions or individual securities selected by the portfolio managers will produce the desired results.

Market Risk. The Portfolio’s share price can fall because of weakness in the broad market, a particular industry, or specific holdings. The market as a whole can decline for many reasons, including adverse political or economic developments in the U.S. or abroad, changes in investor psychology, or heavy institutional selling. In addition, the subadviser’s assessment of companies held in the Portfolio may prove incorrect, resulting in losses or poor performance even in a rising market.

Issuer Risk. The value of a security may decline for a number of reasons directly related to the issuer, such as management performance, financial leverage and reduced demand for the issuer’s goods and services.

Performance Information

The following Risk/Return Bar Chart and Table illustrate the risks of investing in Class 1 shares of the Portfolio by showing changes in the Portfolio’s performance from calendar year to calendar year and comparing the Portfolio’s average annual returns to those of the S&P 500® Index and a blended index and each of its components. The blended index consists of 60% Russell 3000® Index, 15% MSCI EAFE Index

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(net), 15% Barclays U.S. Aggregate Bond Index, 5% JP Morgan Developed Market High Yield Index, and 5% MSCI Emerging Markets Index (net)sm (the “Blended Index”). Fees and expenses incurred at the contract level are not reflected in the bar chart or table. If these amounts were reflected, returns would be less than those shown. Of course, past performance is not necessarily an indication of how the Portfolio will perform in the future.

(Class 1 Shares)

During the 10-year period shown in the bar chart, the highest return for a quarter was 16.43% (quarter ended June 30, 2009) and the lowest return for a quarter was -18.95% (quarter ended December 31, 2008). The year-to-date calendar return as of June 30, 2016 was 0.00%.

Average Annual Total Returns (For the periods ended December 31, 2015)

	1 Year	5 Years	10 Years

Class 1 Shares	-0.11%	9.01%	6.28%
Class 2 Shares	-0.29%	8.84%	6.12%
Class 3 Shares	-0.41%	8.72%	6.01%
Russell 3000® Index	0.48%	12.18%	7.35%
S&P 500® Index	1.38%	12.57%	7.31%
MSCI EAFE Index (net)	-0.81%	3.60%	3.03%
Barclays U.S. Aggregate Bond Index	0.55%	3.25%	4.51%
JP Morgan Developed Market High Yield Index	-4.53%	5.45%	7.14%
MSCI Emerging Markets Index (net)sm	-14.92%	-4.81%	3.61%
Blended Index	-0.60%	8.45%	6.36%

Investment Adviser

The Portfolio’s investment adviser is SunAmerica Asset Management, LLC. The Portfolio is subadvised by Putnam Investment Management, LLC and the portfolio managers are noted below.

Portfolio Managers

Name	Portfolio Manager of the Portfolio Since	Title
Robert J. Kea, CFA	2002	Co-Head of Global Asset Allocation and Portfolio Manager
Robert J. Schoen	2002	Co-Head of Global Asset Allocation and Portfolio Manager
James A. Fetch	2011	Co-Head of Global Asset Allocation and Portfolio Manager
Jason R. Vaillancourt, CFA	2011	Co-Head of Global Asset Allocation and Portfolio Manager

For important information about purchase and sales of Portfolio shares, taxes and payments made to broker-dealers and other financial intermediaries, please turn to the section “Important Additional Information” on page 84.

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Investment Goal

The Portfolio’s investment goal is relatively high current income and secondarily capital appreciation.

Fees and Expenses of the Portfolio

This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The Portfolio’s annual operating expenses do not reflect the separate account fees charged in the variable annuity or variable life insurance policy (“Variable Contracts”) in which the Portfolio is offered. If the separate account’s fees were shown, the Portfolio’s annual operating expenses would be higher. Please see your Variable Contract prospectus for more details on the separate account fees.

Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class 1	Class 2	Class 3
Management Fees	0.63%	0.63%	0.63%
Service (12b-1) Fees	None	0.15%	0.25%
Other Expenses	0.05%	0.05%	0.05%
Total Annual Portfolio Operating Expenses	0.68%	0.83%	0.93%

Expense Example

This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. The Example does not reflect charges imposed by the Variable Contract. If the Variable Contract fees were reflected, the expenses would be higher. See the Variable Contract prospectus for information on such charges. Although your actual costs may be higher or lower, based on these assumptions and the net expenses shown in the fee table, your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class 1 Shares	$69	$218	$379	$847
Class 2 Shares	$85	$265	$460	$1,025
Class 3 Shares	$95	$296	$515	$1,143

Portfolio Turnover

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual portfolio operating expenses or in the example, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio’s portfolio turnover rate was 37% of the average value of its portfolio.

Principal Investment Strategies of the Portfolio

The Portfolio attempts to achieve its investment goal by investing, under normal circumstances, at least 80% of its net assets in fixed income securities, including U.S. and foreign government securities, asset- and mortgage-backed securities, investment-grade debt securities, and lower-rated fixed income securities, or junk bonds (up to 20% of net assets).

The Portfolio may invest in foreign securities (up to 30% of net assets) and in short-term investments (up to 20% of net assets).

The Portfolio is managed by two subadvisers. The Portfolio’s assets are not necessarily divided equally among the subadvisers. Although approximately 50% of the Portfolio’s assets will be allocated to one subadviser, which will passively manage a portion of the assets allocated to it by seeking to track an index or a subset of an index, the remainder of the Portfolio’s assets will be allocated to the other subadviser. The Portfolio’s target allocations among the subadvisers are subject to change.

Principal Risks of Investing in the Portfolio

There can be no assurance that the Portfolio’s investment goal will be met or that the net return on an investment in the Portfolio will exceed what could have been obtained through other investment or

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savings vehicles. Shares of the Portfolio are not bank deposits and are not guaranteed or insured by any bank, government entity or the Federal Deposit Insurance Corporation. As with any mutual fund, there is no guarantee that the Portfolio will be able to achieve its investment goal. If the value of the assets of the Portfolio goes down, you could lose money.

The following is a summary description of the principal risks of investing in the Portfolio.

Risk of Investing in Bonds. The value of your investment in the Portfolio may go up or down in response to changes in interest rates or defaults (or even the potential for future defaults) by bond issuers.

Interest Rate Fluctuations Risk. Fixed income securities may be subject to volatility due to changes in interest rates. Longer-term and lower coupon bonds tend to be more sensitive to changes in interest rates. Interest rates have been historically low, so the Portfolio faces a heightened risk that interest rates may rise.

Risk of Investing in Junk Bonds. The Portfolio invests significantly in junk bonds, which are considered speculative. Junk bonds carry a substantial risk of default or changes in the issuer’s creditworthiness, or they may already be in default at the time of purchase.

Credit Risk. Credit risk applies to most debt securities, but is generally not a factor for obligations backed by the “full faith and credit” of the U.S. Government. The Portfolio could lose money if the issuer of a fixed income security is unable or perceived to be unable to pay interest or repay principal when it becomes due.

Foreign Investment Risk. The Portfolio’s investments in securities of foreign issuers or issuers with significant exposure to foreign markets involve additional risk. Foreign countries in which the Portfolio invests may have markets that are less liquid, less regulated and more volatile than U.S. markets. The value of the Portfolio’s investments may decline because of factors affecting the particular issuer as well as foreign markets and issuers generally, such as unfavorable government actions, and political or financial instability. Lack of information may also affect the value of these securities. The risks of foreign investments are heightened when investing in issuers in emerging market countries.

U.S. Government Obligations Risk. U.S. Treasury obligations are backed by the “full faith and credit” of the U.S. Government and generally have negligible credit risk. Securities issued or guaranteed by federal agencies or authorities and U.S. Government-sponsored instrumentalities or enterprises may or may not be backed by the full faith and credit of the U.S. Government.

Foreign Sovereign Debt Risk. Foreign sovereign debt securities are subject to the risk that a governmental entity may delay or refuse to pay interest or repay principal on its sovereign debt. If a governmental entity defaults, it may ask for more time in which to pay or for further loans.

Mortgage- and Asset-Backed Securities Risk. The characteristics of mortgage-backed and asset-backed securities differ from traditional fixed income securities. Mortgage-backed securities are subject to “prepayment risk” and “extension risk.” Prepayment risk is the risk that, when interest rates fall, certain types of obligations will be paid off by the obligor more quickly than originally anticipated and the Portfolio may have to invest the proceeds in securities with lower yields. Extension risk is the risk that, when interest rates rise, certain obligations will be paid off by the obligor more slowly than anticipated causing the value of these securities to fall. Small movements in interest rates (both increases and decreases) may quickly and significantly reduce the value of certain mortgage-backed and asset-backed securities.

Indexing Risk. The passively-managed index portion of the Portfolio generally will not sell securities in its portfolio and buy different securities over the course of a year other than in conjunction with changes in its target index, even if there are adverse developments concerning a particular security, company or industry. As a result, you may suffer losses that you would not experience with an actively-managed mutual fund.

Affiliated Fund Rebalancing Risk. The Portfolio may be an investment option for other mutual funds

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for which SunAmerica Asset Management, LLC (“SAAMCo”) serves as investment adviser that are managed as “funds of funds.” From time to time, the Portfolio may experience relatively large redemptions or investments due to the rebalancing of a fund of funds. In the event of such redemptions or investments, the Portfolio could be required to sell securities or to invest cash at a time when it is not advantageous to do so.

Management Risk. The Portfolio is subject to management risk because it is an actively-managed investment portfolio. The Portfolio’s portfolio managers apply investment techniques and risk analyses in making investment decisions, but there can be no guarantee that these decisions or individual securities selected by the portfolio managers will produce the desired results.

Market Risk. The Portfolio’s share price can fall because of weakness in the broad market, a particular industry, or specific holdings. The market as a whole can decline for many reasons, including adverse political or economic developments in the U.S. or abroad, changes in investor psychology, or heavy institutional selling. In addition, the subadviser’s assessment of companies held in the Portfolio may prove incorrect, resulting in losses or poor performance even in a rising market.

Issuer Risk. The value of a security may decline for a number of reasons directly related to the issuer, such as management performance, financial leverage and reduced demand for the issuer’s goods and services.

Performance Information

The following Risk/Return Bar Chart and Table illustrate the risks of investing in shares of the Portfolio by showing changes in the Portfolio’s performance from calendar year to calendar year and comparing the Portfolio’s average annual returns to those of the Barclays U.S. Aggregate Bond Index, Barclays U.S. Government Bond Index, Barclays U.S. Corporate IG Index, Barclays U.S. Agency Fixed Rate MBS Index and Barclays CMBS ERISA Eligible Index. Fees and expenses incurred at the contract level are not reflected in the bar chart or table. If these amounts were reflected, returns would be less than those shown. Of course, past performance is not necessarily an indication of how the Portfolio will perform in the future.

(Class 1 Shares)

During the 10-year period shown in the bar chart, the highest return for a quarter was 4.62% (quarter ended September 30, 2009) and the lowest return for a quarter was -3.00% (quarter ended June 30, 2013). The year-to-date calendar return as of June 30, 2016 was 5.44%.

Average Annual Total Returns (For the periods ended December 31, 2015)

	1 Year	5 Years	10 Years

Class 1 Shares	-0.28%	2.88%	4.00%
Class 2 Shares	-0.46%	2.72%	3.83%
Class 3 Shares	-0.60%	2.62%	3.73%
Barclays U.S. Aggregate Bond Index	0.55%	3.25%	4.51%
Barclays U.S. Government Bond Index	0.86%	2.77%	4.10%
Barclays U.S. Corporate IG Index	-0.68%	4.53%	5.29%
Barclays U.S. Agency Fixed Rate MBS Index	1.51%	2.96%	4.64%
Barclays CMBS ERISA Eligible Index	0.97%	4.09%	5.20%

Investment Adviser

The Portfolio’s investment adviser is SAAMCo. The Portfolio is subadvised by PineBridge Investments LLC (“PineBridge”) and Wellington Management Company LLP (“Wellington Management”). The portfolio managers are noted herein.

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PORTFOLIO SUMMARY: DIVERSIFIED FIXED INCOME PORTFOLIO

Portfolio Managers

Name	Portfolio Manager of the Portfolio Since	Title

PineBridge
Michael J. Kelly	2009	Managing Director, Global Head of Multi-Asset
Peter Hu, CFA	2012	Senior Vice President, Multi-Asset, Investment Strategy Research and Development
John Yovanovic, CFA	2007	Managing Director and Head of High Yield Portfolio Management
Robert Vanden Assem	2007	Managing Director and Head of Investment Grade Fixed Income

Wellington Management
Campe Goodman, CFA	2013	Senior Managing Director and Fixed Income Portfolio Manager
Joseph F. Marvan, CFA	2013	Senior Managing Director and Fixed Income Portfolio Manager
Robert D. Burn, CFA	2016	Managing Director and Fixed Income Portfolio Manager

For important information about purchase and sales of Portfolio shares, taxes and payments made to broker-dealers and other financial intermediaries, please turn to the section “Important Additional Information” on page 84.

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PORTFOLIO SUMMARY: INTERNATIONAL EQUITY PORTFOLIO

Investment Goal

The Portfolio’s investment goal is long-term growth of capital.

Fees and Expenses of the Portfolio

This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The Portfolio’s annual operating expenses do not reflect the separate account fees charged in the variable annuity or variable life insurance policy (“Variable Contracts”), in which the Portfolio is offered. If the separate account’s fees were shown, the Portfolio’s annual operating expenses would be higher. Please see your Variable Contract prospectus for more details on the separate account fees.

Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class 1	Class 2	Class 3
Management Fees	0.90%	0.90%	0.90%
Service (12b-1) Fees	None	0.15%	0.25%
Other Expenses	0.06%	0.07%	0.07%
Total Annual Portfolio Operating Expenses	0.96%	1.12%	1.22%
Fee Waiver and/or Expense Reimbursement (1)	0.04%	0.04%	0.04%
Total Annual Portfolio Operating Expenses After fee Waiver and/or Expense Reimbursement (1)	0.92%	1.08%	1.18%

(1)	Pursuant to an Advisory Fee Waiver Agreement, the investment adviser, SunAmerica Asset Management, LLC (“SAAMCo” or the “Adviser”), is contractually obligated to waive 0.04% of its advisory fee on an annual basis with respect to the International Equity Portfolio. This waiver agreement may be modified or discontinued prior to July 29, 2017 only with the approval of the Board of Trustees (the “Board”) of Seasons Series Trust (the “Trust”), including a majority of the trustees of the Board who are not “interested persons” of the Trust as defined in the Investment Company Act of 1940, as amended.

Expense Example

This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same and fee waivers remain in effect only for the period ending July 29, 2017. The Example does not reflect charges imposed by the Variable Contract. If the Variable Contract fees were reflected, the expenses would be higher. See the Variable Contract prospectus for information on such charges. Although your actual costs may be higher or lower, based on these assumptions and the net expenses shown in the fee table, your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class 1 Shares	$94	$302	$527	$1,174
Class 2 Shares	$110	$352	$613	$1,360
Class 3 Shares	$120	$383	$666	$1,474

Portfolio Turnover

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual portfolio operating expenses or in the example, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio’s portfolio turnover rate was 28% of the average value of its portfolio.

Principal Investment Strategies of the Portfolio

The Portfolio attempts to achieve its investment goal by investing, under normal circumstances, at least 80% of net assets in equity securities of issuers in at least three countries other than the United States. Although the Portfolio invests primarily in issuers located in developed countries, the Portfolio may invest in companies located in developing or emerging markets. The Portfolio invests primarily in large-capitalization companies, though it may invest in companies of any market capitalization.

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PORTFOLIO SUMMARY: INTERNATIONAL EQUITY PORTFOLIO

The Portfolio may invest in foreign currency hedges and other currency transactions.

The Portfolio is actively-managed by two subadvisers. To balance the risks of the Portfolio, a third portion of the Portfolio is passively-managed by the Adviser who seeks to track an index or a subset of an index.

Principal Risks of Investing in the Portfolio

There can be no assurance that the Portfolio’s investment goal will be met or that the net return on an investment in the Portfolio will exceed what could have been obtained through other investment or savings vehicles. Shares of the Portfolio are not bank deposits and are not guaranteed or insured by any bank, government entity or the Federal Deposit Insurance Corporation. As with any mutual fund, there is no guarantee that the Portfolio will be able to achieve its investment goal. If the value of the assets of the Portfolio goes down, you could lose money.

The following is a summary description of the principal risks of investing in the Portfolio.

Foreign Investment Risk. The Portfolio’s investments in securities of foreign issuers or issuers with significant exposure to foreign markets involve additional risk. Foreign countries in which the Portfolio invests may have markets that are less liquid, less regulated and more volatile than U.S. markets. The value of the Portfolio’s investments may decline because of factors affecting the particular issuer as well as foreign markets and issuers generally, such as unfavorable government actions, and political or financial instability. Lack of information may also affect the value of these securities. The risks of foreign investments are heightened when investing in issuers in emerging market countries.

Emerging Markets Risk. Risks associated with investments in emerging markets may include: delays in settling portfolio securities transactions; currency and capital controls; greater sensitivity to interest rate changes; pervasiveness of corruption and crime; exchange rate volatility; inflation, deflation or currency devaluation; violent military or political conflicts; confiscations and other government restrictions by the United States or other governments; and government instability. As a result, investments in emerging market securities tend to be more volatile than investments in developed countries.

Equity Securities Risk. The Portfolio invests principally in equity securities and is therefore subject to the risk that stock prices will fall and may underperform other asset classes. Individual stock prices fluctuate from day-to-day and may decline significantly.

Country, Sector or Industry Focus Risk. To the extent the Portfolio invests a significant portion of its assets in one or only a few countries, sectors or industries at a time, the Portfolio will face a greater risk of loss due to factors affecting that single or those few countries, sectors or industries than if the Portfolio always maintained wide diversity among the countries, sectors and industries in which it invests.

Currency Volatility Risk. The value of the Portfolio’s foreign investments may fluctuate due to changes in currency exchange rates. A decline in the value of foreign currencies relative to the U.S. dollar generally can be expected to depress the value of the Portfolio’s non-U.S. dollar-denominated securities.

Large-Capitalization Companies Risk. Large-cap companies tend to be less volatile than companies with smaller market capitalizations. In exchange for this potentially lower risk, the Portfolio’s value may not rise as much as the value of portfolios that emphasize smaller companies.

Small- and Medium-Capitalization Companies Risk. Companies with smaller market capitalization (particularly under $1 billion depending on the market) tend to be at early stages of development with limited product lines, market access for products, financial resources, access to new capital, or depth in management. It may be difficult to obtain reliable information and financial data about these companies. Consequently, the securities of smaller companies may not be as readily marketable and may be subject to more abrupt or erratic market movements. Securities of medium sized companies are usually more volatile and entail greater risks than securities of large-capitalization companies.

Hedging Risk. While hedging strategies can be very useful and inexpensive ways of reducing risk, they are

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sometimes ineffective due to unexpected changes in the market or exchange rates. Hedging also involves the risk that changes in the value of the related security will not match those of the instruments being hedged as expected, in which case any losses on the instruments being hedged may not be reduced. For gross currency hedges, there is an additional risk, to the extent that these transactions create exposure to currencies in which the Portfolio’s securities are not denominated.

Indexing Risk. The passively-managed index portion of the Portfolio generally will not sell securities in its portfolio and buy different securities over the course of a year other than in conjunction with changes in its target index, even if there are adverse developments concerning a particular security, company or industry. As a result, you may suffer losses that you would not experience with an actively-managed mutual fund.

Affiliated Fund Rebalancing Risk. The Portfolio may be an investment option for other mutual funds for which SAAMCo serves as investment adviser that are managed as “funds of funds.” From time to time, the Portfolio may experience relatively large redemptions or investments due to the rebalancing of a fund of funds. In the event of such redemptions or investments, the Portfolio could be required to sell securities or to invest cash at a time when it is not advantageous to do so.

Management Risk. The Portfolio is subject to management risk because it is an actively-managed investment portfolio. The Portfolio’s portfolio managers apply investment techniques and risk analyses in making investment decisions, but there can be no guarantee that these decisions or individual securities selected by the portfolio managers will produce the desired results.

Market Risk. The Portfolio’s share price can fall because of weakness in the broad market, a particular industry, or specific holdings. The market as a whole can decline for many reasons, including adverse political or economic developments in the U.S. or abroad, changes in investor psychology, or heavy institutional selling. In addition, the Adviser’s or a subadviser’s assessment of companies held in the Portfolio may prove incorrect, resulting in losses or poor performance even in a rising market.

Issuer Risk. The value of a security may decline for a number of reasons directly related to the issuer, such as management performance, financial leverage and reduced demand for the issuer’s goods and services.

Performance Information

The following Risk/Return Bar Chart and Table illustrate the risks of investing in shares of the Portfolio by showing changes in the Portfolio’s performance from calendar year to calendar year and comparing the Portfolio’s average annual returns to those of the MSCI EAFE Index (net). Fees and expenses incurred at the contract level are not reflected in the bar chart or table. If these amounts were reflected, returns would be less than those shown. Of course, past performance is not necessarily an indication of how the Portfolio will perform in the future.

Effective October 17, 2014, T. Rowe Price Associates, Inc.
(“T. Rowe Price”) assumed management of a portion of the Portfolio. Prior to October 17, 2014, portions of the Portfolio were managed by Lord Abbett & Co. LLC and PineBridge Investment LLC.

(Class 1 Shares)

During the 10-year period shown in the bar chart, the highest return for a quarter was 24.75% (quarter ended June 30, 2009) and the lowest return for a quarter was -20.67% (quarter ended September 30, 2008).

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PORTFOLIO SUMMARY: INTERNATIONAL EQUITY PORTFOLIO

The year-to-date calendar return as of June 30, 2016 was -4.23%.

Average Annual Total Returns (For the periods ended December 31, 2015)

	1 Year	5 Years	10 Years

Class 1 Shares	-2.78%	2.01%	1.81%
Class 2 Shares	-3.08%	1.85%	1.66%
Class 3 Shares	-3.05%	1.75%	1.56%
MSCI EAFE Index (net)	-0.81%	3.60%	3.03%

Investment Adviser

The Portfolio’s investment adviser is SAAMCo. The Portfolio is subadvised by Janus Capital Management, LLC (“Janus”) and T. Rowe Price. The portfolio managers are noted below.

Portfolio Managers

Name	Portfolio Manager of the Portfolio Since	Title

SAAMCo
Timothy Campion	2014	Lead Portfolio Manager
Jane Bayar	2015	Co-Portfolio Manager
Andrew Sheridan	2014	Co-Portfolio Manager

Janus
Julian McManus	2010	Co-Portfolio Manager
Guy Scott, CFA	2010	Co-Portfolio Manager
Carmel Wellso	2010	Co-Portfolio Manager

T. Rowe Price
Raymond A. Mills, Ph.D.	2014	Vice President and Portfolio Manager

For important information about purchase and sales of Portfolio shares, taxes and payments made to broker-dealers and other financial intermediaries, please turn to the section “Important Additional Information” on page 84.

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PORTFOLIO SUMMARY: LARGE CAP GROWTH PORTFOLIO

Investment Goal

The Portfolio’s investment goal is long-term growth of capital.

Fees and Expenses of the Portfolio

This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The Portfolio’s annual operating expenses do not reflect the separate account fees charged in the variable annuity or variable life insurance policy (“Variable Contracts”) in which the Portfolio is offered. If the separate account’s fees were shown, the Portfolio’s annual operating expenses would be higher. Please see your Variable Contract prospectus for more details on the separate account fees.

Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class 1	Class 2	Class 3
Management Fees	0.78%	0.78%	0.78%
Service (12b-1) Fees	None	0.15%	0.25%
Other Expenses	0.05%	0.05%	0.05%
Total Annual Portfolio Operating Expenses	0.83%	0.98%	1.08%

Expense Example

This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. The Example does not reflect charges imposed by the Variable Contract. If the Variable Contract fees were reflected, the expenses would be higher. See the Variable Contract prospectus for information on such charges. Although your actual costs may be higher or lower, based on these assumptions and the net expenses shown in the fee table, your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class 1 Shares	$85	$265	$460	$1,025
Class 2 Shares	$100	$312	$542	$1,201
Class 3 Shares	$110	$343	$595	$1,317

Portfolio Turnover

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual portfolio operating expenses or in the example, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio’s portfolio turnover rate was 46% of the average value of its portfolio.

Principal Investment Strategies of the Portfolio

The Portfolio attempts to achieve its investment goal by investing, under normal circumstances, at least 80% of net assets in equity securities of large capitalization companies selected through a growth strategy. Large-cap companies will generally include companies whose market capitalizations are equal to or greater than the market capitalization of the smallest company in the Russell 1000® Index (the “Index”) during the most recent 12-month period. As of the most recent annual reconstitution of the Index on June 24, 2016, the market capitalization range of the companies in the Index was approximately $2.0 billion to $549.7 billion.

The Portfolio may also invest in equity securities of medium-capitalization companies, short-term investments (up to 20%) and foreign securities, including emerging market securities. The Portfolio may invest up to 10% of its total assets in fixed income securities, such as government, corporate and bank debt obligations.

The Portfolio is actively-managed by two subadvisers. To balance the risks of the Portfolio, a portion of the Portfolio is passively-managed by the adviser who seeks to track an index or a subset of an index.

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PORTFOLIO SUMMARY: LARGE CAP GROWTH PORTFOLIO

Principal Risks of Investing in the Portfolio

There can be no assurance that the Portfolio’s investment goal will be met or that the net return on an investment in the Portfolio will exceed what could have been obtained through other investment or savings vehicles. Shares of the Portfolio are not bank deposits and are not guaranteed or insured by any bank, government entity or the Federal Deposit Insurance Corporation. As with any mutual fund, there is no guarantee that the Portfolio will be able to achieve its investment goal. If the value of the assets of the Portfolio goes down, you could lose money.

The following is a summary description of the principal risks of investing in the Portfolio.

Equity Securities Risk. The Portfolio invests principally in equity securities and is therefore subject to the risk that stock prices will fall and may underperform other asset classes. Individual stock prices fluctuate from day-to-day and may decline significantly.

Large-Capitalization Companies Risk. Large-cap companies tend to be less volatile than companies with smaller market capitalizations. In exchange for this potentially lower risk, the Portfolio’s value may not rise as much as the value of portfolios that emphasize smaller companies.

Growth Stock Risk. Growth stocks may lack the dividend yield associated with value stocks that can cushion total return in a bear market. Also, growth stocks normally carry a higher price/earnings ratio than many other stocks. Consequently, if earnings expectations are not met, the market price of growth stocks will often go down more than other stocks.

Foreign Investment Risk. The Portfolio’s investments in securities of foreign issuers or issuers with significant exposure to foreign markets involve additional risk. Foreign countries in which the Portfolio invests may have markets that are less liquid, less regulated and more volatile than U.S. markets. The value of the Portfolio’s investments may decline because of factors affecting the particular issuer as well as foreign markets and issuers generally, such as unfavorable government actions, and political or financial instability. Lack of information may also affect the value of these securities. The risks of foreign investments are heightened when investing in issuers in emerging market countries.

Emerging Markets Risk. Risks associated with investments in emerging markets may include: delays in settling portfolio securities transactions; currency and capital controls; greater sensitivity to interest rate changes; pervasiveness of corruption and crime; exchange rate volatility; inflation, deflation or currency devaluation; violent military or political conflicts; confiscations and other government restrictions by the United States or other governments; and government instability. As a result, investments in emerging market securities tend to be more volatile than investments in developed countries.

Indexing Risk. The passively-managed index portion of the Portfolio generally will not sell securities in its portfolio and buy different securities over the course of a year other than in conjunction with changes in its target index, even if there are adverse developments concerning a particular security, company or industry. As a result, you may suffer losses that you would not experience with an actively-managed mutual fund.

Medium-Capitalization Companies Risk. Securities of medium-cap companies are usually more volatile and entail greater risks than securities of large-capitalization companies.

Affiliated Fund Rebalancing Risk. The Portfolio may be an investment option for other mutual funds for which SunAmerica Asset Management, LLC (“SAAMCo” or the “Adviser”) serves as investment adviser that are managed as “funds of funds.” From time to time, the Portfolio may experience relatively large redemptions or investments due to the rebalancing of a fund of funds. In the event of such redemptions or investments, the Portfolio could be required to sell securities or to invest cash at a time when it is not advantageous to do so.

Management Risk. The Portfolio is subject to management risk because it is an actively-managed investment portfolio. The Portfolio’s portfolio managers apply investment techniques and risk

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PORTFOLIO SUMMARY: LARGE CAP GROWTH PORTFOLIO

analyses in making investment decisions, but there can be no guarantee that these decisions or individual securities selected by the portfolio managers will produce the desired results.

Market Risk. The Portfolio’s share price can fall because of weakness in the broad market, a particular industry, or specific holdings. The market as a whole can decline for many reasons, including adverse political or economic developments in the U.S. or abroad, changes in investor psychology, or heavy institutional selling. In addition, the Adviser’s or a subadviser’s assessment of companies held in the Portfolio may prove incorrect, resulting in losses or poor performance even in a rising market.

Issuer Risk. The value of a security may decline for a number of reasons directly related to the issuer, such as management performance, financial leverage and reduced demand for the issuer’s goods and services.

Performance Information

The following Risk/Return Bar Chart and Table illustrate the risks of investing in shares of the Portfolio by showing changes in the Portfolio’s performance from calendar year to calendar year and comparing the Portfolio’s average annual returns to those of the S&P 500® Growth Index and Russell 1000® Growth Index. Fees and expenses incurred at the contract level are not reflected in the bar chart or table. If these amounts were reflected, returns would be less than those shown. Of course, past performance is not necessarily an indication of how the Portfolio will perform in the future.

Effective December 1, 2009, SAAMCo assumed management of the passively-managed portion of the Portfolio, which portion was previously managed by AIG Global Investment Corp.

(Class 1 Shares)

During the 10-year period shown in the bar chart, the highest return for a quarter was 18.65% (quarter ended June 30, 2009) and the lowest return for a quarter was -24.46% (quarter ended December 31, 2008). The year-to-date calendar return as of June 30, 2016 was -0.56%.

Average Annual Total Returns (For the periods ended December 31, 2015)

	1 Year	5 Years	10 Years

Class 1 Shares	4.57%	12.55%	7.57%
Class 2 Shares	4.40%	12.39%	7.40%
Class 3 Shares	4.29%	12.28%	7.28%
S&P 500® Growth Index	5.52%	14.06%	8.70%
Russell 1000® Growth Index	5.67%	13.53%	8.53%

Investment Adviser

The Portfolio’s investment adviser is SAAMCo. The Portfolio is subadvised by Goldman Sachs Asset Management, L.P. (“GSAM”) and Janus Capital Management, LLC (“Janus”), and SAAMCo manages a portion of the Portfolio’s assets. The portfolio managers are noted below.

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PORTFOLIO SUMMARY: LARGE CAP GROWTH PORTFOLIO

Portfolio Managers

Name	Portfolio Manager of the Portfolio Since	Title

SAAMCo
Timothy Campion	2012	Lead Portfolio Manager
Jane Bayar	2015	Co-Portfolio Manager
Andrew Sheridan	2013	Co-Portfolio Manager

GSAM
Steven M. Barry	1999	Managing Director, Partner Chief Investment Officer and Portfolio Manager
Stephen E. Becker, CFA	2013	Managing Director and Co-Lead Portfolio Manager- Large Cap Strategies
Timothy M. Leahy, CFA	2011	Managing Director and Co-Lead Portfolio Manager- Large Cap Strategies

Janus
Carmel Wellso	2010	Director of Research and Portfolio Manager

For important information about purchase and sales of Portfolio shares, taxes and payments made to broker-dealers and other financial intermediaries, please turn to the section “Important Additional Information” on page 84.

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PORTFOLIO SUMMARY: LARGE CAP VALUE PORTFOLIO

Investment Goal

The Portfolio’s investment goal is long-term growth of capital.

Fees and Expenses of the Portfolio

This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The Portfolio’s annual operating expenses do not reflect the separate account fees charged in the variable annuity or variable life insurance policy (“Variable Contracts”) in which the Portfolio is offered. If the separate account’s fees were shown, the Portfolio’s annual operating expenses would be higher. Please see your Variable Contract prospectus for more details on the separate account fees.

Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class 1	Class 2	Class 3
Management Fees	0.74%	0.74%	0.74%
Service (12b-1) Fees	None	0.15%	0.25%
Other Expenses	0.04%	0.04%	0.04%
Acquired Fund Fees and Expenses	0.01%	0.01%	0.01%
Total Annual Portfolio Operating Expenses (1)	0.79%	0.94%	1.04%

(1)	The Total Annual Portfolio Operating Expenses for the Portfolio do not correlate to the ratio of net expenses to average net assets provided in the Financial Highlights table of the annual report, which reflects the net operating expenses of the Portfolio and does not include Acquired Fund Fees and Expenses. “Acquired Fund Fees and Expenses” include fees and expenses incurred indirectly by the Portfolio as a result of investments in shares of one or more mutual funds, hedge funds, private equity funds or other pooled investment vehicles.

Expense Example

This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. The

Example does not reflect charges imposed by the Variable Contract. If the Variable Contract fees were reflected, the expenses would be higher. See the Variable Contract prospectus for information on such charges. Although your actual costs may be higher or lower, based on these assumptions and the net expenses shown in the fee table, your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class 1 Shares	$81	$252	$439	$978
Class 2 Shares	$96	$300	$520	$1,155
Class 3 Shares	$106	$331	$574	$1,271

Portfolio Turnover

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual portfolio operating expenses or in the example, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio’s portfolio turnover rate was 62% of the average value of its portfolio.

Principal Investment Strategies of the Portfolio

The Portfolio attempts to achieve its investment goal by investing, under normal circumstances, at least 80% of net assets in equity securities of large companies selected through a value strategy. Large-cap companies will generally include companies whose market capitalizations are equal to or greater than the market capitalization of the smallest company in the Russell 1000® Index (the “Index”) during the most recent 12-month period. As of the most recent annual reconstitution of the Index on June 24, 2016, the market capitalization range of the companies in the Index was approximately $2.0 billion to $549.7 billion.

The Portfolio may also invest in equity securities of medium-capitalization companies, foreign securities (up to 30%) and short-term investments (up to 20%).

The Portfolio is actively-managed by two subadvisers. To balance the risks of the Portfolio, a portion of the Portfolio is passively-managed by the adviser who seeks to track an index or a subset of an index.

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Principal Risks of Investing in the Portfolio

There can be no assurance that the Portfolio’s investment goal will be met or that the net return on an investment in the Portfolio will exceed what could have been obtained through other investment or savings vehicles. Shares of the Portfolio are not bank deposits and are not guaranteed or insured by any bank, government entity or the Federal Deposit Insurance Corporation. As with any mutual fund, there is no guarantee that the Portfolio will be able to achieve its investment goal. If the value of the assets of the Portfolio goes down, you could lose money.

The following is a summary description of the principal risks of investing in the Portfolio.

Management Risk. The Portfolio is subject to management risk because it is an actively-managed investment portfolio. The Portfolio’s portfolio managers apply investment techniques and risk analyses in making investment decisions, but there can be no guarantee that these decisions or individual securities selected by the portfolio managers will produce the desired results.

Equity Securities Risk. The Portfolio invests principally in equity securities and is therefore subject to the risk that stock prices will fall and may underperform other asset classes. Individual stock prices fluctuate from day-to-day and may decline significantly.

Large-Capitalization Companies Risk. Large-cap companies tend to be less volatile than companies with smaller market capitalizations. In exchange for this potentially lower risk, the Portfolio’s value may not rise as much as the value of portfolios that emphasize smaller companies.

Value Investing Risk. When investing in securities which are believed to be undervalued in the market, there is a risk that the market may not recognize a security’s intrinsic value for a long period of time, or that a stock judged to be undervalued may actually be appropriately priced.

Foreign Investment Risk. The Portfolio’s investments in securities of foreign issuers or issuers with significant exposure to foreign markets involve additional risk. Foreign countries in which the Portfolio invests may have markets that are less liquid, less regulated and more volatile than U.S. markets. The value of the Portfolio’s investments may decline because of factors affecting the particular issuer as well as foreign markets and issuers generally, such as unfavorable government actions, and political or financial instability. Lack of information may also affect the value of these securities. The risks of foreign investments are heightened when investing in issuers in emerging market countries.

Indexing Risk. The passively-managed index portion of the Portfolio generally will not sell securities in its portfolio and buy different securities over the course of a year other than in conjunction with changes in its target index, even if there are adverse developments concerning a particular security, company or industry. As a result, you may suffer losses that you would not experience with an actively-managed mutual fund.

Medium-Capitalization Companies Risk. Securities of medium-cap companies are usually more volatile and entail greater risks than securities of large-capitalization companies.

Affiliated Fund Rebalancing Risk. The Portfolio may be an investment options for other mutual funds for which SunAmerica Asset Management, LLC (“SAAMCo” or the “Adviser”) serves as investment adviser that are managed as “funds of funds.” From time to time, the Portfolio may experience relatively large redemptions or investments due to the rebalancing of a fund of funds. In the event of such redemptions or investments, the Portfolio could be required to sell securities or to invest cash at a time when it is not advantageous to do so.

Market Risk. The Portfolio’s share price can fall because of weakness in the broad market, a particular industry, or specific holdings. The market as a whole can decline for many reasons, including adverse political or economic developments in the U.S. or abroad, changes in investor psychology, or heavy institutional selling. In addition, the Adviser’s or a subadviser’s assessment of companies held in the Portfolio may prove incorrect, resulting in losses or poor performance even in a rising market.

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PORTFOLIO SUMMARY: LARGE CAP VALUE PORTFOLIO

Issuer Risk. The value of a security may decline for a number of reasons directly related to the issuer, such as management performance, financial leverage and reduced demand for the issuer’s goods and services.

Performance Information

The following Risk/Return Bar Chart and Table illustrate the risks of investing in shares of the Portfolio by showing changes in the Portfolio’s performance from calendar year to calendar year and comparing the Portfolio’s average annual returns to those of S&P 500® Value Index. Fees and expenses incurred at the contract level are not reflected in the bar chart or table. If these amounts were reflected, returns would be less than those shown. Of course, past performance is not necessarily an indication of how the Portfolio will perform in the future.

Effective October 26, 2015, American Century Investment Management, Inc. (“American Century”) assumed management of a portion of the Portfolio, which was previously managed by ClearBridge Investments, LLC. Effective December 1, 2009, SAAMCo assumed management of the passively-managed portion of the Portfolio, which portion was previously managed by AIG Global Investment Corp.

(Class 1 Shares)

During the 10-year period shown in the bar chart, the highest return for a quarter was 18.94% (quarter ended June 30, 2009) and the lowest return for a quarter was

-22.01% (quarter ended December 31, 2008). The year-to-date calendar return as of June 30, 2016 was 4.54%.

Average Annual Total Returns (For the periods ended December 31, 2015)

	1 Year	5 Years	10 Years

Class 1 Shares	-4.82%	9.20%	6.14%
Class 2 Shares	-4.95%	9.04%	5.98%
Class 3 Shares	-5.11%	8.92%	5.87%
S&P 500® Value Index	-3.13%	10.96%	5.80%

Investment Adviser

The Portfolio’s investment adviser is SAAMCo. The Portfolio is subadvised by American Century and Wellington Management Company LLP (“Wellington Management”), and a portion of the assets is managed by SAAMCo. The portfolio managers are noted below.

Portfolio Managers

Name	Portfolio Manager of the Portfolio Since	Title

SAAMCo
Timothy Campion	2012	Lead Portfolio Manager
Jane Bayar	2015	Co-Portfolio Manager
Andrew Sheridan	2013	Co-Portfolio Manager

American Century
Brendan Healy, CFA	2015	Vice President and Portfolio Manager
Brian Woglom, CFA	2016	Vice President and Portfolio Manager

Wellington Management
Ian R. Link, CFA	2008	Senior Managing Director and Equity Portfolio Manager

For important information about purchase and sales of Portfolio shares, taxes and payments made to broker-dealers and other financial intermediaries, please turn to the section “Important Additional Information” on page 84.

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PORTFOLIO SUMMARY: MID CAP GROWTH PORTFOLIO

Investment Goal

The Portfolio’s investment goal is long-term growth of capital.

Fees and Expenses of the Portfolio

This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The Portfolio’s annual operating expenses do not reflect the separate account fees charged in the variable annuity or variable life insurance policy (“Variable Contracts”) in which the Portfolio is offered. If the separate account’s fees were shown, the Portfolio’s annual operating expenses would be higher. Please see your Variable Contract prospectus for more details on the separate account fees.

Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class 1	Class 2	Class 3
Management Fees	0.85%	0.85%	0.85%
Service (12b-1) Fees	None	0.15%	0.25%
Other Expenses	0.09%	0.09%	0.09%
Total Annual Portfolio Operating Expenses	0.94%	1.09%	1.19%

Expense Example

This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. The Example does not reflect charges imposed by the Variable Contract. If the Variable Contract fees were reflected, the expenses would be higher. See the Variable Contract prospectus for information on such charges. Although your actual costs may be higher or lower, based on these assumptions and the net expenses shown in the fee table, your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class 1 Shares	$96	$300	$520	$1,155
Class 2 Shares	$111	$347	$601	$1,329
Class 3 Shares	$121	$378	$654	$1,443

Portfolio Turnover

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual portfolio operating expenses or in the example, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio’s portfolio turnover rate was 47% of the average value of its portfolio.

Principal Investment Strategies of the Portfolio

The Portfolio attempts to achieve its investment goal by investing, under normal circumstances, at least 80% of net assets in equity securities of medium-capitalization companies selected through a growth strategy. Medium-capitalization, or mid-cap companies will generally include companies whose market capitalizations range from the market capitalization of the smallest company included in the Russell Midcap® Index (the “Index”) to the market capitalization of the largest company in the Index during the most recent 12-month period. As of the most recent annual reconstitution of the Index on June 24, 2016, the market capitalization range of the companies in the Index was $2.0 billion to $26.2 billion.

The Portfolio may invest a substantial portion of its assets in equity securities of small- and large-capitalization companies, short-term investments (up to 20%) and foreign securities (up to 30%).

The Portfolio is actively-managed by two subadvisers. To balance the risks of the Portfolio, a portion of the Portfolio is passively-managed by the adviser who seeks to track an index or a subset of an index.

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PORTFOLIO SUMMARY: MID CAP GROWTH PORTFOLIO

Principal Risks of Investing in the Portfolio

There can be no assurance that the Portfolio’s investment goal will be met or that the net return on an investment in the Portfolio will exceed what could have been obtained through other investment or savings vehicles. Shares of the Portfolio are not bank deposits and are not guaranteed or insured by any bank, government entity or the Federal Deposit Insurance Corporation. As with any mutual fund, there is no guarantee that the Portfolio will be able to achieve its investment goal. If the value of the assets of the Portfolio goes down, you could lose money.

The following is a summary description of the principal risks of investing in the Portfolio.

Management Risk. The Portfolio is subject to management risk because it is an actively-managed investment portfolio. The Portfolio’s portfolio managers apply investment techniques and risk analyses in making investment decisions, but there can be no guarantee that these decisions or individual securities selected by the portfolio managers will produce the desired results.

Equity Securities Risk. The Portfolio invests principally in equity securities and is therefore subject to the risk that stock prices will fall and may underperform other asset classes. Individual stock prices fluctuate from day-to-day and may decline significantly.

Medium-Capitalization Companies Risk. Securities of medium-cap companies are usually more volatile and entail greater risks than securities of large-capitalization companies.

Growth Stock Risk. Growth stocks may lack the dividend yield associated with value stocks that can cushion total return in a bear market. Also, growth stocks normally carry a higher price/earnings ratio than many other stocks. Consequently, if earnings expectations are not met, the market price of growth stocks will often go down more than other stocks.

Foreign Investment Risk. The Portfolio’s investments in securities of foreign issuers or issuers with significant exposure to foreign markets involve additional risk. Foreign countries in which the Portfolio invests may have markets that are less liquid, less regulated and more volatile than U.S. markets. The value of the Portfolio’s investments may decline because of factors affecting the particular issuer as well as foreign markets and issuers generally, such as unfavorable government actions, and political or financial instability. Lack of information may also affect the value of these securities. The risks of foreign investments are heightened when investing in issuers in emerging market countries.

Indexing Risk. The passively-managed index portion of the Portfolio generally will not sell securities in its portfolio and buy different securities over the course of a year other than in conjunction with changes in its target index, even if there are adverse developments concerning a particular security, company or industry. As a result, you may suffer losses that you would not experience with an actively-managed mutual fund.

Large-Capitalization Companies Risk. Large-cap companies tend to be less volatile than companies with smaller market capitalizations. In exchange for this potentially lower risk, the Portfolio’s value may not rise as much as the value of portfolios that emphasize smaller companies.

Small-Capitalization Companies Risk. Securities of small-cap companies are usually more volatile and entail greater risks than securities of large-capitalization companies.

Affiliated Fund Rebalancing Risk. The Portfolio may be an investment option for other mutual funds for which SunAmerica Asset Management, LLC (“SAAMCo” or the “Adviser”) serves as investment adviser that are managed as “funds of funds.” From time to time, the Portfolio may experience relatively large redemptions or investments due to the rebalancing of a fund of funds. In the event of such redemptions or investments, the Portfolio could be required to sell securities or to invest cash at a time when it is not advantageous to do so.

Market Risk. The Portfolio’s share price can fall because of weakness in the broad market, a particular industry, or specific holdings. The market as a whole can decline for many reasons, including adverse

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PORTFOLIO SUMMARY: MID CAP GROWTH PORTFOLIO

political or economic developments in the U.S. or abroad, changes in investor psychology, or heavy institutional selling. In addition, the Adviser’s or a subadviser’s assessment of companies held in the Portfolio may prove incorrect, resulting in losses or poor performance even in a rising market.

Issuer Risk. The value of a security may decline for a number of reasons directly related to the issuer, such as management performance, financial leverage and reduced demand for the issuer’s goods and services.

Performance Information

The following Risk/Return Bar Chart and Table illustrate the risks of investing in shares of the Portfolio by showing changes in the Portfolio’s performance from calendar year to calendar year and comparing the Portfolio’s average annual returns to those of the Russell Midcap® Growth Index. Fees and expenses incurred at the contract level are not reflected in the bar chart or table. If these amounts were reflected, returns would be less than those shown. Of course, past performance is not necessarily an indication of how the Portfolio will perform in the future.

Effective December 1, 2009, SAAMCo assumed management of the passively-managed portion of the Portfolio, which portion was previously managed by AIG Global Investment Corp.

(Class 1 Shares)

During the 10-year period shown in the bar chart, the highest return for a quarter was 19.15% (quarter ended September 30, 2009) and the lowest return for a quarter was -27.10% (quarter ended December 31, 2008). The year-to-date calendar return as of June 30, 2016 was 0.31%.

Average Annual Total Returns (For the periods ended December 31, 2015)

	1 Year	5 Years	10 Years

Class 1 Shares	0.36%	10.44%	7.94%
Class 2 Shares	0.19%	10.26%	7.77%
Class 3 Shares	0.13%	10.15%	7.67%
Russell Midcap® Growth Index	-0.20%	11.54%	8.16%

Investment Adviser

The Portfolio’s investment adviser is SAAMCo. The Portfolio is subadvised by T. Rowe Price Associates, Inc. (“T. Rowe Price”) and Wellington Management Company LLP (“Wellington Management”) and a portion of the assets is managed by SAAMCo. The portfolio managers are noted below.

Portfolio Managers

Name	Portfolio Manager of the Portfolio Since	Title

SAAMCo
Timothy Campion	2012	Lead Portfolio Manager
Jane Bayar	2015	Co-Portfolio Manager
Andrew Sheridan	2013	Co-Portfolio Manager

T. Rowe Price
Donald J. Easley, CFA	2009	Vice President and Co-Portfolio Manager
Donald J. Peters	2003	Vice President and Co-Portfolio Manager

Wellington Management
Stephen C. Mortimer	2002	Senior Managing Director and Equity Portfolio Manager
Michael T. Carmen, CFA	2010	Senior Managing Director and Equity Portfolio Manager

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PORTFOLIO SUMMARY: MID CAP GROWTH PORTFOLIO

For important information about purchase and sales of Portfolio shares, taxes and payments made to broker-dealers and other financial intermediaries, please turn to the section “Important Additional Information” on page 84.

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PORTFOLIO SUMMARY: MID CAP VALUE PORTFOLIO

Investment Goal

The Portfolio’s investment goal is long-term growth of capital.

Fees and Expenses of the Portfolio

This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The Portfolio’s annual operating expenses do not reflect the separate account fees charged in the variable annuity or variable life insurance policy (“Variable Contracts”) in which the Portfolio is offered. If the separate account’s fees were shown, the Portfolio’s annual operating expenses would be higher. Please see your Variable Contract prospectus for more details on the separate account fees.

Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class 1	Class 2	Class 3
Management Fees	0.84%	0.84%	0.84%
Service (12b-1) Fees	None	0.15%	0.25%
Other Expenses	0.07%	0.07%	0.06%
Acquired Fund Fees and Expenses	0.01%	0.01%	0.01%
Total Annual Portfolio Operating Expenses (1)	0.92%	1.07%	1.16%

(1)	The Total Annual Portfolio Operating Expenses for the Portfolio do not correlate to the ratio of net expenses to average net assets provided in the Financial Highlights table of the annual report, which reflects the net operating expenses of the Portfolio and does not include Acquired Fund Fees and Expenses. “Acquired Fund Fees and Expenses” include fees and expenses incurred indirectly by the Portfolio as a result of investments in shares of one or more mutual funds, hedge funds, private equity funds or other pooled investment vehicles.

Expense Example

This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. The Example does not reflect charges imposed by the Variable Contract. If the Variable Contract fees were reflected, the expenses would be higher. See the Variable Contract prospectus for information on such charges. Although your actual costs may be higher or lower, based on these assumptions and the net expenses shown in the fee table, your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class 1 Shares	$94	$293	$509	$1,131
Class 2 Shares	$109	$340	$590	$1,306
Class 3 Shares	$118	$368	$638	$1,409

Portfolio Turnover

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual portfolio operating expenses or in the example, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio’s portfolio turnover rate was 67% of the average value of its portfolio.

Principal Investment Strategies of the Portfolio

The Portfolio attempts to achieve its investment goal by investing, under normal circumstances, at least 80% of net assets in equity securities of medium-capitalization companies selected through a value strategy. Medium-capitalization, or mid-cap, companies will generally include companies whose market capitalizations range from the market capitalization of the smallest company included in the Russell Midcap® Index (the “Index”) to the market capitalization of the largest company in the Index during the most recent 12-month period. As of the most recent annual reconstitution of the Index on June 24, 2016, the market capitalization range of the companies in the Index was $2.0 billion to $26.2 billion.

The Portfolio may also invest in equity securities of large- and small-capitalization companies, short-term

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PORTFOLIO SUMMARY: MID CAP VALUE PORTFOLIO

investments (up to 20%), foreign securities (up to 30%), real estate investment trusts and special situations. A special situation arises when, in the opinion of a subadviser, the securities of a particular issuer will be recognized and appreciate in value due to a specific development with respect to that issuer, such as a new product or process, a technological breakthrough, or a management change or other extraordinary corporate event.

The Portfolio is actively-managed by two subadvisers. To balance the risks of the Portfolio, a portion of the Portfolio is passively-managed by the adviser who seeks to track an index or a subset of an index.

Principal Risks of Investing in the Portfolio

There can be no assurance that the Portfolio’s investment goal will be met or that the net return on an investment in the Portfolio will exceed what could have been obtained through other investment or savings vehicles. Shares of the Portfolio are not bank deposits and are not guaranteed or insured by any bank, government entity or the Federal Deposit Insurance Corporation. As with any mutual fund, there is no guarantee that the Portfolio will be able to achieve its investment goal. If the value of the assets of the Portfolio goes down, you could lose money.

The following is a summary description of the principal risks of investing in the Portfolio.

Equity Securities Risk. The Portfolio invests principally in equity securities and is therefore subject to the risk that stock prices will fall and may underperform other asset classes. Individual stock prices fluctuate from day-to-day and may decline significantly.

Medium-Capitalization Companies Risk. Securities of medium-cap companies are usually more volatile and entail greater risks than securities of large-capitalization companies.

Value Investing Risk. When investing in securities which are believed to be undervalued in the market, there is a risk that the market may not recognize a security’s intrinsic value for a long period of time, or that a stock judged to be undervalued may actually be appropriately priced.

Foreign Investment Risk. The Portfolio’s investments in securities of foreign issuers or issuers with significant exposure to foreign markets involve additional risk. Foreign countries in which the Portfolio invests may have markets that are less liquid, less regulated and more volatile than U.S. markets. The value of the Portfolio’s investments may decline because of factors affecting the particular issuer as well as foreign markets and issuers generally, such as unfavorable government actions, and political or financial instability. Lack of information may also affect the value of these securities. The risks of foreign investments are heightened when investing in issuers in emerging market countries.

Indexing Risk. The passively-managed index portion of the Portfolio generally will not sell securities in its portfolio and buy different securities over the course of a year other than in conjunction with changes in its target index, even if there are adverse developments concerning a particular security, company or industry. As a result, you may suffer losses that you would not experience with an actively-managed mutual fund.

Real Estate Industry Risks. These risks include declines in the value of real estate, risks related to general and local economic conditions, overbuilding and increased competition, increases in property taxes and operating expenses, changes in zoning laws, casualty or condemnation losses, fluctuations in rental income, changes in neighborhood values, changes in the appeal of properties to tenants and increases in interest rates. The Portfolio also could be subject to the risks of direct ownership as a result of a default on a debt security it may own. If the Portfolio has rental income or income from the disposition of real property, the receipt of such income may adversely affect its ability to retain its tax status as a regulated investment company.

Large-Capitalization Companies Risk. Large-cap companies tend to be less volatile than companies with smaller market capitalizations. In exchange for this potentially lower risk, the Portfolio’s value may not rise as much as the value of portfolios that emphasize smaller companies.

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PORTFOLIO SUMMARY: MID CAP VALUE PORTFOLIO

Small-Capitalization Companies Risk. Securities of small-cap companies are usually more volatile and entail greater risks than securities of large-capitalization companies.

Affiliated Fund Rebalancing Risk. The Portfolio may be an investment option for other mutual funds for which SunAmerica Asset Management, LLC (“SAAMCo” or the “Adviser”) serves as investment adviser that are managed as “funds of funds.” From time to time, the Portfolio may experience relatively large redemptions or investments due to the rebalancing of a fund of funds. In the event of such redemptions or investments, the Portfolio could be required to sell securities or to invest cash at a time when it is not advantageous to do so.

Management Risk. The Portfolio is subject to management risk because it is an actively-managed investment portfolio. The Portfolio’s portfolio managers apply investment techniques and risk analyses in making investment decisions, but there can be no guarantee that these decisions or individual securities selected by the portfolio managers will produce the desired results.

Market Risk. The Portfolio’s share price can fall because of weakness in the broad market, a particular industry, or specific holdings. The market as a whole can decline for many reasons, including adverse political or economic developments in the U.S. or abroad, changes in investor psychology, or heavy institutional selling. In addition, the subadviser’s assessment of companies held in the Portfolio may prove incorrect, resulting in losses or poor performance even in a rising market.

Issuer Risk. The value of a security may decline for a number of reasons directly related to the issuer, such as management performance, financial leverage and reduced demand for the issuer’s goods and services.

Performance Information

The following Risk/Return Bar Chart and Table illustrate the risks of investing in shares of the Portfolio by showing changes in the Portfolio’s performance from calendar year to calendar year and comparing the Portfolio’s average annual returns to those of the Russell Midcap® Value Index. Fees and expenses incurred at the contract level are not reflected in the bar chart or table. If these amounts were reflected, returns would be less than those shown. Of course, past performance is not necessarily an indication of how the Portfolio will perform in the future.

Effective October 24, 2014, Massachusetts Financial Services Company (“MFS”) assumed management of a portion of the Portfolio, which was previously managed by Lord Abbett & Co. LLC. Effective December 1, 2009, SAAMCo assumed management of the passively-managed portion of the Portfolio, which portion was previously managed by AIG Global Investment Corp.

(Class 1 Shares)

During the 10-year period shown in the bar chart, the highest return for a quarter was 20.57% (quarter ended September 30, 2009) and the lowest return for a quarter was -23.84% (quarter ended December 31, 2008). The year-to-date calendar return as of June 30, 2016 was 6.02%.

Average Annual Total Returns (For the periods ended December 31, 2015)

	1 Year	5 Years	10 Years

Class 1 Shares	-5.77%	9.23%	6.21%
Class 2 Shares	-5.94%	9.08%	6.06%
Class 3 Shares	-6.00%	8.97%	5.95%
Russell Midcap® Value Index	-4.78%	11.25%	7.61%

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PORTFOLIO SUMMARY: MID CAP VALUE PORTFOLIO

Investment Adviser

The Portfolio’s investment adviser is SAAMCo. The Portfolio is subadvised by Goldman Sachs Asset Management, LP (“GSAM”) and MFS. SAAMCo passively manages a portion of the Portfolio. The portfolio managers are noted below.

Portfolio Managers

Name	Portfolio Manager of the Portfolio Since	Title

SAAMCo
Timothy Campion	2012	Lead Portfolio Manager
Jane Bayar	2015	Co-Portfolio Manager
Andrew Sheridan	2013	Co-Portfolio Manager

GSAM
Sean Gallagher	2002	Managing Director, Portfolio Manager and Chief Investment Officer-Value Equity
Timothy Ryan, CFA	2015	Managing Director, Portfolio Manager
Sung Cho, CFA	2015	Managing Director, Portfolio Manager

MFS
Kevin J. Schmitz	2014	Investment Officer
Brooks A. Taylor	2014	Investment Officer

For important information about purchase and sales of Portfolio shares, taxes and payments made to broker-dealers and other financial intermediaries, please turn to the section “Important Additional Information” on page 84.

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PORTFOLIO SUMMARY: MULTI-MANAGED GROWTH PORTFOLIO

Investment Goal

The Portfolio’s investment goal is long-term growth of capital.

Fees and Expenses of the Portfolio

This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The Portfolio’s annual operating expenses do not reflect the separate account fees charged in the variable annuity or variable life insurance policy (“Variable Contracts”) in which the Portfolio is offered. If the separate account’s fees were shown, the Portfolio’s annual operating expenses would be higher. Please see your Variable Contract prospectus for more details on the separate account fees.

Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class 1	Class 2	Class 3
Management Fees	0.89%	0.89%	0.89%
Service (12b-1) Fees	None	0.15%	0.25%
Other Expenses	0.30%	0.30%	0.30%
Total Annual Portfolio Operating Expenses	1.19%	1.34%	1.44%

Expense Example

This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. The Example does not reflect charges imposed by the Variable Contract. If the Variable Contract fees were reflected, the expenses would be higher. See the Variable Contract prospectus for information on such charges. Although your actual costs may be higher or lower, based on these assumptions and the net expenses shown in the fee table, your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class 1 Shares	$121	$378	$654	$1,443
Class 2 Shares	$136	$425	$734	$1,613
Class 3 Shares	$147	$456	$787	$1,724

Portfolio Turnover

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual portfolio operating expenses or in the example, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio’s portfolio turnover rate was 51% of the average value of its portfolio.

Principal Investment Strategies of the Portfolio

The Portfolio attempts to achieve its investment goal by allocating its assets among three distinct, actively-managed investment components (the “Managed Components”), each with a different investment strategy. The Managed Components include a small-cap growth component, a fixed income component and a growth component.

The Managed Components each invest to varying degrees, according to its investment strategy, in a diverse portfolio of securities including, but not limited to, common stocks, securities with equity characteristics (such as preferred stocks, warrants or fixed income securities convertible into common stock), corporate and U.S. Government fixed income securities, money market instruments and/or cash or cash equivalents.

The allocation of the Portfolio’s assets among the three components is as follows:

•	Small-Cap Growth Component	20%
•	Fixed Income Component	26%
•	Growth Component	54%

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PORTFOLIO SUMMARY: MULTI-MANAGED GROWTH PORTFOLIO

Differences in investment returns among the Managed Components will cause the actual percentages to vary over the course of a calendar quarter from the target allocations referenced above. Accordingly, the Portfolio’s assets will be reallocated or “rebalanced” among the Managed Components on at least a quarterly basis to restore the target allocations for the Portfolio.

The Small-Cap Growth Component invests principally in equity securities, including those of lesser known or high growth companies or industries, such as technology, telecommunications, media, healthcare, energy, real estate investment trusts and consumer cyclicals. Although the component’s investments will primarily be in small-capitalization companies, the component may invest substantially in mid-capitalization companies and, to a smaller degree, large-capitalization companies.

As noted above, approximately 26% of the Portfolio’s assets will be allocated to the Fixed Income Component, which, under normal circumstances, invests primarily in investment grade fixed income securities (U.S. or foreign). The component may also invest substantially in short-term investments, foreign securities (including securities denominated in foreign currencies), asset-backed and mortgage-backed securities and when-issued and delayed-delivery securities.

The Growth Component invests principally in equity securities selected for their growth potential. Although the component’s investments in equity securities may be primarily in large-capitalization companies, it may invest substantially in small- and mid-capitalization companies.

Principal Risks of Investing in the Portfolio

There can be no assurance that the Portfolio’s investment goal will be met or that the net return on an investment in the Portfolio will exceed what could have been obtained through other investment or savings vehicles. Shares of the Portfolio are not bank deposits and are not guaranteed or insured by any bank, government entity or the Federal Deposit Insurance Corporation. As with any mutual fund, there is no guarantee that the Portfolio will be able to achieve its investment goal. If the value of the assets of the Portfolio goes down, you could lose money.

The following is a summary description of the principal risks of investing in the Portfolio.

Equity Securities Risk. The Portfolio invests principally in equity securities and is therefore subject to the risk that stock prices will fall and may underperform other asset classes. Individual stock prices fluctuate from day-to-day and may decline significantly.

Large-Capitalization Companies Risk. Large-cap companies tend to be less volatile than companies with smaller market capitalizations. In exchange for this potentially lower risk, the Portfolio’s value may not rise as much as the value of portfolios that emphasize smaller companies.

Growth Stock Risk. Growth stocks may lack the dividend yield associated with value stocks that can cushion total return in a bear market. Also, growth stocks normally carry a higher price/earnings ratio than many other stocks. Consequently, if earnings expectations are not met, the market price of growth stocks will often go down more than other stocks.

Risk of Investing in Bonds. The value of your investment in the Portfolio may go up or down in response to changes in interest rates or defaults (or even the potential for future defaults) by bond issuers.

Interest Rate Fluctuations Risk. Fixed income securities may be subject to volatility due to changes in interest rates. Longer-term and lower coupon bonds tend to be more sensitive to changes in interest rates. Interest rates have been historically low, so the Portfolio faces a heightened risk that interest rates may rise.

Credit Risk. Credit risk applies to most fixed income securities, but is generally not a factor for obligations backed by the “full faith and credit” of the U.S. Government. The Portfolio could lose money if the issuer of a fixed income security is unable or perceived to be unable to pay interest or repay principal when it becomes due.

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Foreign Investment Risk. The Portfolio’s investments in securities of foreign issuers or issuers with significant exposure to foreign markets involve additional risk. Foreign countries in which the Portfolio invests may have markets that are less liquid, less regulated and more volatile than U.S. markets. The value of the Portfolio’s investments may decline because of factors affecting the particular issuer as well as foreign markets and issuers generally, such as unfavorable government actions, and political or financial instability. Lack of information may also affect the value of these securities. The risks of foreign investments are heightened when investing in issuers in emerging market countries.

Mortgage- and Asset-Backed Securities Risk. The characteristics of mortgage-backed and asset-backed securities differ from traditional fixed income securities. Mortgage-backed securities are subject to “prepayment risk” and “extension risk.” Prepayment risk is the risk that, when interest rates fall, certain types of obligations will be paid off by the obligor more quickly than originally anticipated and the Portfolio may have to invest the proceeds in securities with lower yields. Extension risk is the risk that, when interest rates rise, certain obligations will be paid off by the obligor more slowly than anticipated causing the value of these securities to fall. Small movements in interest rates (both increases and decreases) may quickly and significantly reduce the value of certain mortgage-backed and asset-backed securities.

Small- and Medium-Capitalization Companies Risk. Securities of small- and medium-capitalization companies are usually more volatile and entail greater risks than securities of large-capitalization companies.

Affiliated Fund Rebalancing Risk. The Portfolio may be an investment option for other mutual funds for which SunAmerica Asset Management, LLC (“SAAMCo” or the “Adviser”) serves as investment adviser that are managed as “funds of funds.” From time to time, the Portfolio may experience relatively large redemptions or investments due to the rebalancing of a fund of funds. In the event of such redemptions or investments, the Portfolio could be required to sell securities or to invest cash at a time when it is not advantageous to do so.

Management Risk. The Portfolio is subject to management risk because it is an actively-managed investment portfolio. The Portfolio’s portfolio managers apply investment techniques and risk analyses in making investment decisions, but there can be no guarantee that these decisions or individual securities selected by the portfolio managers will produce the desired results.

Market Risk. The Portfolio’s share price can fall because of weakness in the broad market, a particular industry, or specific holdings. The market as a whole can decline for many reasons, including adverse political or economic developments in the U.S. or abroad, changes in investor psychology, or heavy institutional selling. In addition, a subadviser’s assessment of companies held in the Portfolio may prove incorrect, resulting in losses or poor performance even in a rising market.

Issuer Risk. The value of a security may decline for a number of reasons directly related to the issuer, such as management performance, financial leverage and reduced demand for the issuer’s goods and services.

Real Estate Industry Risks. These risks include declines in the value of real estate, risks related to general and local economic conditions, overbuilding and increased competition, increases in property taxes and operating expenses, changes in zoning laws, casualty or condemnation losses, fluctuations in rental income, changes in neighborhood values, changes in the appeal of properties to tenants and increases in interest rates. The Portfolio also could be subject to the risks of direct ownership as a result of a default on a debt security it may own. If the Portfolio has rental income or income from the disposition of real property, the receipt of such income may adversely affect its ability to retain its tax status as a regulated investment company.

Performance Information

The following Risk/Return Bar Chart and Table illustrate the risks of investing in Class 1 shares of the Portfolio by showing changes in the Portfolio’s performance from calendar year to calendar year and comparing the Portfolio’s average annual returns to

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those of the S&P 500® Index, the Russell 1000® Growth Index and a blended index and each of its components. The blended index consists of 51% Russell 1000® Index, 27% Barclays U.S. Aggregate Bond Index, 20% Russell 2000® Index and 2% Citigroup Treasury Bill 3 Month Index (the “Blended Index”). Fees and expenses incurred at the contract level are not reflected in the bar chart or table. If these amounts were reflected, returns would be less than those shown. Of course, past performance is not necessarily an indication of how the Portfolio will perform in the future.

Effective October 24, 2014, the subadvisory agreement between SAAMCo and Lord Abbett & Co. LLC and the subadvisory agreement between SAAMCo and PineBridge Investments LLC were terminated with respect to the Portfolio.

(Class 1 Shares)

During the 10-year period shown in the bar chart, the highest return for a quarter was 17.88% (quarter ended June 30, 2009) and the lowest return for a quarter was -15.64% (quarter ended December 31, 2008). The year-to-date calendar return as of June 30, 2016 was 0.62%.

Average Annual Total Returns (For the periods ended December 31, 2015)

	1 Year	5 Years	10 Years

Class 1 Shares	1.98%	8.34%	6.90%
Class 2 Shares	1.86%	8.17%	6.73%
Class 3 Shares	1.71%	8.05%	6.63%
S&P 500® Index	1.38%	12.57%	7.31%
Russell 1000® Growth Index	5.67%	13.53%	8.53%
Barclays U.S. Aggregate Bond Index	0.55%	3.25%	4.51%
Russell 1000® Index	0.92%	12.44%	7.40%
Russell 2000® Index	-4.41%	9.19%	6.80%
Citigroup Treasury Bill 3 Month Index	0.03%	0.05%	1.17%
Blended Index	-0.05%	9.23%	6.73%

Investment Adviser

The Portfolio’s investment adviser is SAAMCo. The Portfolio is subadvised by J.P. Morgan Investment Management, Inc. (“JPMorgan”), Janus Capital Management, LLC (“Janus”), and Wellington Management Company LLP (“Wellington Management”). The portfolio managers are noted below.

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Portfolio Managers

Name	Portfolio Manager of the Portfolio Since	Title
Small-Cap Growth Component – JPMorgan
Dennis S. Ruhl, CFA	2013	Managing Director and Co-Portfolio Manager
Phillip D. Hart, CFA	2013	Managing Director and Co-Portfolio Manager
Fixed Income Component – Wellington Management
Campe Goodman, CFA	2004	Senior Managing Director and Fixed Income Portfolio Manager
Joseph F. Marvan, CFA	2010	Senior Managing Director and Fixed Income Portfolio Manager
Robert D. Burn, CFA	2016	Managing Director and Fixed Income Portfolio Manager
Growth Component – Janus
Carmel Wellso	2010	Director of Research and Portfolio Manager

For important information about purchase and sales of Portfolio shares, taxes and payments made to broker-dealers and other financial intermediaries, please turn to the section “Important Additional Information” on page 83.

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Investment Goal

The Portfolio’s investment goal is capital preservation.

Fees and Expenses of the Portfolio

This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The Portfolio’s annual operating expenses do not reflect the separate account fees charged in the variable annuity or variable life insurance policy (“Variable Contracts”) in which the Portfolio is offered. If the separate account’s fees were shown, the Portfolio’s annual operating expenses would be higher. Please see your Variable Contract prospectus for more details on the separate account fees.

Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class 1	Class 2	Class 3
Management Fees	0.77%	0.77%	0.77%
Service (12b-1) Fees	None	0.15%	0.25%
Other Expenses	0.24%	0.25%	0.24%
Total Annual Portfolio Operating Expenses	1.01%	1.17%	1.26%

Expense Example

This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. The Example does not reflect charges imposed by the Variable Contract. If the Variable Contract fees were reflected, the expenses would be higher. See the Variable Contract prospectus for information on such charges. Although your actual costs may be higher or lower, based on these assumptions and the net expenses shown in the fee table, your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class 1 Shares	$103	$322	$558	$1,236
Class 2 Shares	$119	$372	$644	$1,420
Class 3 Shares	$128	$400	$692	$1,523

Portfolio Turnover

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual portfolio operating expenses or in the example, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio’s portfolio turnover rate was 46% of the average value of its portfolio.

Principal Investment Strategies of the Portfolio

The Portfolio attempts to achieve its investment goal by allocating its assets among two distinct, actively-managed investment components (the “Managed Components”), each with a different investment strategy. The Managed Components include a fixed income component and a growth component.

The Managed Components each invest to varying degrees, according to its investment strategy, in a diverse portfolio of securities including, but not limited to, common stocks, securities with equity characteristics (such as preferred stocks, warrants or fixed income securities convertible into common stock), corporate and U.S. Government fixed income securities, money market instruments and/or cash or cash equivalents.

The allocation of the Portfolio’s assets among the components is as follows:

•	Fixed Income Component	83.5%
•	Growth Component	16.5%

Differences in investment returns among the Managed Components will cause the actual percentages to vary

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over the course of a calendar quarter from the target allocations referenced above. Accordingly, the Portfolio’s assets will be reallocated or “rebalanced” among the Managed Components on at least a quarterly basis to restore the target allocations for the Portfolio.

As noted above, approximately 83.5% of the Portfolio’s assets will be allocated to the Fixed Income Component, which, under normal circumstances, invests primarily in investment grade fixed income securities (U.S. or foreign). The component may also invest substantially in short-term investments, foreign securities (including securities denominated in foreign currencies), asset-backed and mortgage-backed securities and when-issued and delayed-delivery securities.

The Growth Component invests principally in equity securities selected for their growth potential. Although the component’s investments in equity securities may be primarily in large-capitalization companies, it may invest substantially in small- and mid-capitalization companies.

Principal Risks of Investing in the Portfolio

There can be no assurance that the Portfolio’s investment goal will be met or that the net return on an investment in the Portfolio will exceed what could have been obtained through other investment or savings vehicles. Shares of the Portfolio are not bank deposits and are not guaranteed or insured by any bank, government entity or the Federal Deposit Insurance Corporation. As with any mutual fund, there is no guarantee that the Portfolio will be able to achieve its investment goal. If the value of the assets of the Portfolio goes down, you could lose money.

The following is a summary description of the principal risks of investing in the Portfolio.

Risk of Investing in Bonds. The value of your investment in the Portfolio may go up or down in response to changes in interest rates or defaults (or even the potential for future defaults) by bond issuers.

Interest Rate Fluctuations Risk. Fixed income securities may be subject to volatility due to changes in interest rates. Longer-term and lower coupon bonds tend to be more sensitive to changes in interest rates. Interest rates have been historically low, so the Portfolio faces a heightened risk that interest rates may rise.

Credit Risk. Credit risk applies to most debt securities, but is generally not a factor for obligations backed by the “full faith and credit” of the U.S. Government. The Portfolio could lose money if the issuer of a fixed income security is unable or perceived to be unable to pay interest or repay principal when it becomes due.

Mortgage- and Asset-Backed Securities Risk. The characteristics of mortgage-backed and asset-backed securities differ from traditional fixed income securities. Mortgage-backed securities are subject to “prepayment risk” and “extension risk.” Prepayment risk is the risk that, when interest rates fall, certain types of obligations will be paid off by the obligor more quickly than originally anticipated and the Portfolio may have to invest the proceeds in securities with lower yields. Extension risk is the risk that, when interest rates rise, certain obligations will be paid off by the obligor more slowly than anticipated causing the value of these securities to fall. Small movements in interest rates (both increases and decreases) may quickly and significantly reduce the value of certain mortgage-backed and asset-backed securities.

Equity Securities Risk. The Portfolio invests significantly in equity securities and is therefore subject to the risk that stock prices will fall and may underperform other asset classes. Individual stock prices fluctuate from day-to-day and may decline significantly.

Large-Capitalization Companies Risk. Large-cap companies tend to be less volatile than companies with smaller market capitalizations. In exchange for this potentially lower risk, a Portfolio’s value may not rise as much as the value of portfolios that emphasize smaller companies.

Small- and Medium-Capitalization Companies Risk. Securities of small- and medium-capitalization companies are usually more volatile and entail greater risks than securities of large-capitalization companies.

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Growth Stock Risk. Growth stocks may lack the dividend yield associated with value stocks that can cushion total return in a bear market. Also, growth stocks normally carry a higher price/earnings ratio than many other stocks. Consequently, if earnings expectations are not met, the market price of growth stocks will often go down more than other stocks.

Foreign Investment Risk. The Portfolio’s investments in securities of foreign issuers or issuers with significant exposure to foreign markets involve additional risk. Foreign countries in which the Portfolio invests may have markets that are less liquid, less regulated and more volatile than U.S. markets. The value of the Portfolio’s investments may decline because of factors affecting the particular issuer as well as foreign markets and issuers generally, such as unfavorable government actions, and political or financial instability. Lack of information may also affect the value of these securities. The risks of foreign investments are heightened when investing in issuers in emerging market countries.

Affiliated Fund Rebalancing Risk. The Portfolio may be an investment option for other mutual funds for which SunAmerica Asset Management, LLC (“SAAMCo” or the “Adviser”) serves as investment adviser that are managed as “funds of funds.” From time to time, the Portfolio may experience relatively large redemptions or investments due to the rebalancing of a fund of funds. In the event of such redemptions or investments, the Portfolio could be required to sell securities or to invest cash at a time when it is not advantageous to do so.

Management Risk. The Portfolio is subject to management risk because it is an actively-managed investment portfolio. The Portfolio’s portfolio managers apply investment techniques and risk analyses in making investment decisions, but there can be no guarantee that these decisions or individual securities selected by the portfolio managers will produce the desired results.

Market Risk. The Portfolio’s share price can fall because of weakness in the broad market, a particular industry, or specific holdings. The market as a whole can decline for many reasons, including adverse political or economic developments in the U.S. or abroad, changes in investor psychology, or heavy institutional selling. In addition, a subadviser’s assessment of companies held in the Portfolio may prove incorrect, resulting in losses or poor performance even in a rising market.

Issuer Risk. The value of a security may decline for a number of reasons directly related to the issuer, such as management performance, financial leverage and reduced demand for the issuer’s goods and services.

Performance Information

The following Risk/Return Bar Chart and Table illustrate the risks of investing in Class 1 shares of the Portfolio by showing changes in the Portfolio’s performance from calendar year to calendar year and comparing the Portfolio’s average annual returns to those of the S&P 500® Index, Russell 1000® Growth Index and a blended index and each of its components. The blended index consists of 17.35% Russell 1000® Index, 80.95% Barclays U.S. Aggregate Bond Index, and 1.7% Citigroup Treasury Bill 3 Month Index (the “Blended Index”). Fees and expenses incurred at the contract level are not reflected in the bar chart or table. If these amounts were reflected, returns would be less than those shown. Of course, past performance is not necessarily an indication of how the Portfolio will perform in the future.

Effective October 24, 2014, the subadvisory agreement between SAAMCo and Lord Abbett & Co. LLC and the subadvisory agreement between SAAMCo and PineBridge Investment LLC were terminated with respect to the Portfolio.

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PORTFOLIO SUMMARY: MULTI-MANAGED INCOME PORTFOLIO

(Class 1 Shares)

During the 10-year period shown in the bar chart, the highest return for a quarter was 8.93% (quarter ended June 30, 2009) and the lowest return for a quarter was -4.76% (quarter ended December 31, 2008). The year-to-date calendar return as of June 30, 2016 was 4.44%.

Average Annual Total Returns (For the periods ended December 31, 2015)

	1 Year	5 Years	10 Years

Class 1 Shares	0.28%	4.34%	5.17%
Class 2 Shares	0.11%	4.18%	5.02%
Class 3 Shares	0.01%	4.07%	4.91%
S&P 500® Index	1.38%	12.57%	7.31%
Russell 1000® Growth Index	5.67%	13.53%	8.53%
Barclays U.S. Aggregate Bond Index	0.55%	3.25%	4.51%
Russell 1000® Index	0.92%	12.44%	7.40%
Citigroup Treasury Bill 3 Month Index	0.03%	0.05%	1.17%
Blended Index	0.74%	4.85%	5.14%

Investment Adviser

The Portfolio’s investment adviser is SAAMCo. The Portfolio is subadvised by Janus Capital Management, LLC (“Janus”) and Wellington Management Company LLP (“Wellington Management”). The portfolio managers are noted below.

Portfolio Managers

Name	Portfolio Manager of the Portfolio Since	Title

Fixed Income Component – Wellington Management
Campe Goodman, CFA	2004	Senior Managing Director and Fixed Income Portfolio Manager
Joseph F. Marvan, CFA	2010	Senior Managing Director and Fixed Income Portfolio Manager
Robert D. Burn, CFA	2016	Managing Director and Fixed Income Portfolio Manager

Growth Component – Janus
Carmel Wellso	2010	Director of Research and Portfolio Manager

For important information about purchase and sales of Portfolio shares, taxes and payments made to broker-dealers and other financial intermediaries, please turn to the section “Important Additional Information” on page 83.

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PORTFOLIO SUMMARY: MULTI-MANAGED INCOME/EQUITY PORTFOLIO

Investment Goal

The Portfolio’s investment goal is conservation of principal while maintaining some potential for long-term growth of capital.

Fees and Expenses of the Portfolio

This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The Portfolio’s annual operating expenses do not reflect the separate account fees charged in the variable annuity or variable life insurance policy (“Variable Contracts”) in which the Portfolio is offered. If the separate account’s fees were shown, the Portfolio’s annual operating expenses would be higher. Please see your Variable Contract prospectus for more details on the separate account fees.

Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class 1	Class 2	Class 3
Management Fees	0.81%	0.81%	0.81%
Service (12b-1) Fees	None	0.15%	0.25%
Other Expenses	0.21%	0.21%	0.20%
Total Annual Portfolio Operating Expenses	1.02%	1.17%	1.26%

Expense Example

This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. The Example does not reflect charges imposed by the Variable Contract. If the Variable Contract fees were reflected, the expenses would be higher. See the Variable Contract prospectus for information on such charges. Although your actual costs may be higher or lower, based on these assumptions and the net expenses shown in the fee table, your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class 1 Shares	$104	$325	$563	$1,248
Class 2 Shares	$119	$372	$644	$1,420
Class 3 Shares	$128	$400	$692	$1,523

Portfolio Turnover

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual portfolio operating expenses or in the example, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio’s portfolio turnover rate was 45% of the average value of its portfolio.

Principal Investment Strategies of the Portfolio

The Portfolio attempts to achieve its investment goal by allocating its assets among two distinct, actively-managed investment components (the “Managed Components”), each with a different investment strategy. The Managed Components include a fixed income component and a growth component.

The Managed Components each invest to varying degrees, according to its investment strategy, in a diverse portfolio of securities including, but not limited to, common stocks, securities with equity characteristics (such as preferred stocks, warrants or fixed income securities convertible into common stock), corporate and U.S. Government fixed income securities, money market instruments and/or cash or cash equivalents.

The allocation of the Portfolio’s assets among the components is as follows:

•	Fixed Income Component	68%
•	Growth Component	32%

Differences in investment returns among the Managed Components will cause the actual percentages to vary

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over the course of a calendar quarter from the target allocations referenced above. Accordingly, the Portfolio’s assets will be reallocated or “rebalanced” among the Managed Components on at least a quarterly basis to restore the target allocations for the Portfolio.

As noted above, approximately 68% of the Portfolio’s assets will be allocated to the Fixed Income Component, which, under normal circumstances, invests primarily in investment grade fixed income securities (U.S. or foreign). The component may also invest substantially in short-term investments, foreign securities (including securities denominated in foreign currencies), asset-backed and mortgage-backed securities and when-issued and delayed-delivery securities.

The Growth Component invests principally in equity securities selected for their growth potential. Although the component’s investments in equity securities may be primarily in large-capitalization companies, it may invest substantially in small- and mid-capitalization companies.

Principal Risks of Investing in the Portfolio

There can be no assurance that the Portfolio’s investment goal will be met or that the net return on an investment in the Portfolio will exceed what could have been obtained through other investment or savings vehicles. Shares of the Portfolio are not bank deposits and are not guaranteed or insured by any bank, government entity or the Federal Deposit Insurance Corporation. As with any mutual fund, there is no guarantee that the Portfolio will be able to achieve its investment goal. If the value of the assets of the Portfolio goes down, you could lose money.

The following is a summary description of the principal risks of investing in the Portfolio.

Risk of Investing in Bonds. The value of your investment in the Portfolio may go up or down in response to changes in interest rates or defaults (or even the potential for future defaults) by bond issuers.

Interest Rate Fluctuations Risk. Fixed income securities may be subject to volatility due to changes in interest rates. Longer-term and lower coupon bonds tend to be more sensitive to changes in interest rates. Interest rates have been historically low, so the Portfolio faces a heightened risk that interest rates may rise.

Risk of Investing in Junk Bonds. The Portfolio invests significantly in junk bonds, which are considered speculative. Junk bonds carry a substantial risk of default or changes in the issuer’s creditworthiness, or they may already be in default at the time of purchase.

Credit Risk. Credit risk applies to most debt securities, but is generally not a factor for obligations backed by the “full faith and credit” of the U.S. Government. The Portfolio could lose money if the issuer of a fixed income security is unable or perceived to be unable to pay interest or repay principal when it becomes due.

Derivatives Risk. To the extent a derivative contract is used to hedge another position in the portfolio, the Portfolio will be exposed to the risks associated with hedging as described in the Glossary. To the extent a forward, option or futures contract is used to enhance return, rather than as a hedge, the Portfolio will be directly exposed to the risks of the contract. Gains or losses from non-hedging positions may be substantially greater than the cost of the position.

Mortgage- and Asset-Backed Securities Risk. The characteristics of mortgage-backed and asset-backed securities differ from traditional fixed income securities. Mortgage-backed securities are subject to “prepayment risk” and “extension risk.” Prepayment risk is the risk that, when interest rates fall, certain types of obligations will be paid off by the obligor more quickly than originally anticipated and the Portfolio may have to invest the proceeds in securities with lower yields. Extension risk is the risk that, when interest rates rise, certain obligations will be paid off by the obligor more slowly than anticipated causing the value of these securities to fall. Small movements in interest rates (both increases and decreases) may quickly and significantly reduce the value of certain mortgage-backed and asset-backed securities.

Equity Securities Risk. The Portfolio invests significantly in equity securities and is therefore

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subject to the risk that stock prices will fall and may underperform other asset classes. Individual stock prices fluctuate from day-to-day and may decline significantly.

Large-Capitalization Companies Risk. Large-cap companies tend to be less volatile than companies with smaller market capitalizations. In exchange for this potentially lower risk, a Portfolio’s value may not rise as much as the value of portfolios that emphasize smaller companies.

Small- and Medium-Capitalization Companies Risk. Securities of small- and medium-capitalization companies are usually more volatile and entail greater risks than securities of large-capitalization companies.

Growth Stock Risk. Growth stocks may lack the dividend yield associated with value stocks that can cushion total return in a bear market. Also, growth stocks normally carry a higher price/earnings ratio than many other stocks. Consequently, if earnings expectations are not met, the market price of growth stocks will often go down more than other stocks.

Foreign Investment Risk. The Portfolio’s investments in securities of foreign issuers or issuers with significant exposure to foreign markets involve additional risk. Foreign countries in which the Portfolio invests may have markets that are less liquid, less regulated and more volatile than U.S. markets. The value of the Portfolio’s investments may decline because of factors affecting the particular issuer as well as foreign markets and issuers generally, such as unfavorable government actions, and political or financial instability. Lack of information may also affect the value of these securities. The risks of foreign investments are heightened when investing in issuers in emerging market countries.

Currency Volatility Risk. The value of the Portfolio’s foreign investments may fluctuate due to changes in currency exchange rates. A decline in the value of foreign currencies relative to the U.S. dollar generally can be expected to depress the value of the Portfolio’s non-U.S. dollar-denominated securities.

Affiliated Fund Rebalancing Risk. The Portfolio may be an investment option for other mutual funds for which SunAmerica Asset Management, LLC (“SAAMCo” or the “Adviser”) serves as investment adviser that are managed as “funds of funds.” From time to time, the Portfolio may experience relatively large redemptions or investments due to the rebalancing of a fund of funds. In the event of such redemptions or investments, the Portfolio could be required to sell securities or to invest cash at a time when it is not advantageous to do so.

Management Risk. The Portfolio is subject to management risk because it is an actively-managed investment portfolio. The Portfolio’s portfolio managers apply investment techniques and risk analyses in making investment decisions, but there can be no guarantee that these decisions or individual securities selected by the portfolio managers will produce the desired results.

Market Risk. The Portfolio’s share price can fall because of weakness in the broad market, a particular industry, or specific holdings. The market as a whole can decline for many reasons, including adverse political or economic developments in the U.S. or abroad, changes in investor psychology, or heavy institutional selling. In addition, a subadviser’s assessment of companies held in the Portfolio may prove incorrect, resulting in losses or poor performance even in a rising market.

Issuer Risk. The value of a security may decline for a number of reasons directly related to the issuer, such as management performance, financial leverage and reduced demand for the issuer’s goods and services.

Performance Information

The following Risk/Return Bar Chart and Table illustrate the risks of investing in Class 1 shares of the Portfolio by showing changes in the Portfolio’s performance from calendar year to calendar year and comparing the Portfolio’s average annual returns to those of the S&P 500® Index, Russell 1000® Growth Index and a blended index and each of its components. The blended index consists of 33.4% Russell 1000® Index, 63.8% Barclays U.S. Aggregate Bond Index, and 2.8% Citigroup Treasury Bill 3 Month Index (the “Blended Index”). Fees and expenses incurred at the

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contract level are not reflected in the bar chart or table. If these amounts were reflected, returns would be less than those shown. Of course, past performance is not necessarily an indication of how the Portfolio will perform in the future.

Effective October 24, 2014, the subadvisory agreement between SAAMCo and Lord Abbett & Co. LLC and the subadvisory agreement between SAAMCo and PineBridge Investments LLC were terminated with respect to the Portfolio.

(Class 1 Shares)

During the 10-year period shown in the bar chart, the highest return for a quarter was 10.91% (quarter ended June 30, 2009) and the lowest return for a quarter was -8.44% (quarter ended December 31, 2008). The year-to-date calendar return as of June 30, 2016 was 3.22%.

Average Annual Total Returns (For the periods ended December 31, 2015)

	1 Year	5 Years	10 Years

Class 1 Shares	1.20%	5.67%	5.79%
Class 2 Shares	1.03%	5.49%	5.63%
Class 3 Shares	0.88%	5.40%	5.52%
S&P 500® Index	1.38%	12.57%	7.31%
Russell 1000® Growth Index	5.67%	13.53%	8.53%
Barclays U.S. Aggregate Bond Index	0.55%	3.25%	4.51%
Russell 1000® Index	0.92%	12.44%	7.40%
Citigroup Treasury Bill 3 Month Index	0.03%	0.05%	1.17%
Blended Index	0.87%	6.33%	5.66%

Investment Adviser

The Portfolio’s investment adviser is SAAMCo. The Portfolio is subadvised by Janus Capital Management, LLC (“Janus”) and Wellington Management Company LLP (“Wellington Management”). The portfolio managers are noted below.

Portfolio Managers

Name	Portfolio Manager of the Portfolio Since	Title

Fixed Income Component – Wellington Management
Campe Goodman, CFA	2004	Senior Managing Director and Fixed Income Portfolio Manager
Joseph F. Marvan, CFA	2010	Senior Managing Director and Fixed Income Portfolio Manager
Robert D. Burn, CFA	2016	Managing Director and Fixed Income Portfolio Manager

Growth Component - Janus
Carmel Wellso	2010	Director of Research and Portfolio Manager

For important information about purchase and sales of Portfolio shares, taxes and payments made to broker-dealers and other financial intermediaries, please turn to the section “Important Additional Information” on page 84.

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Investment Goal

The Portfolio’s investment goal is long-term growth of capital, with capital preservation as a secondary objective.

Fees and Expenses of the Portfolio

This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The Portfolio’s annual operating expenses do not reflect the separate account fees charged in the variable annuity or variable life insurance policy (“Variable Contracts”) in which the Portfolio is offered. If the separate account’s fees were shown, the Portfolio’s annual operating expenses would be higher. Please see your Variable Contract prospectus for more details on the separate account fees.

Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class 1	Class 2	Class 3
Management Fees	0.85%	0.85%	0.85%
Service (12b-1) Fees	None	0.15%	0.25%
Other Expenses	0.19%	0.19%	0.19%
Total Annual Portfolio Operating Expenses	1.04%	1.19%	1.29%

Expense Example

This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. The Example does not reflect charges imposed by the Variable Contract. If the Variable Contract fees were reflected, the expenses would be higher. See the Variable Contract prospectus for information on such charges. Although your actual costs may be higher or lower, based on these assumptions and the net expenses shown in the fee table, your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class 1 Shares	$106	$331	$574	$1,271
Class 2 Shares	$121	$378	$654	$1,443
Class 3 Shares	$131	$409	$708	$1,556

Portfolio Turnover

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual portfolio operating expenses or in the example, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio’s portfolio turnover rate was 48% of the average value of its portfolio.

Principal Investment Strategies of the Portfolio

The Portfolio attempts to achieve its investment goal by allocating its assets among three distinct, actively-managed investment components (the “Managed Components”), each with a different investment strategy. The Managed Components include a small-cap growth component, a fixed income component and a growth component.

The Managed Components each invest to varying degrees, according to its investment strategy, in a diverse portfolio of securities including, but not limited to, common stocks, securities with equity characteristics (such as preferred stocks, warrants or fixed income securities convertible into common stock), corporate and U.S. Government fixed income securities, money market instruments and/or cash or cash equivalents.

The allocation of the Portfolio’s assets among the components is as follows:

•	Small-Cap Growth Component	18.0%
•	Fixed Income Component	41.4%
•	Growth Component	40.6%

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Differences in investment returns among the Managed Components will cause the actual percentages to vary over the course of a calendar quarter from the target allocations referenced above. Accordingly, the Portfolio’s assets will be reallocated or “rebalanced” among the Managed Components on at least a quarterly basis to restore the target allocations for the Portfolio.

The Small-Cap Growth Component invests principally in equity securities, including those of lesser known or high growth companies or industries, such as technology, telecommunications, media, healthcare, energy, real estate investment trusts and consumer cyclicals. Although the component’s investments will primarily be in small-capitalization companies, the component may invest substantially in mid-capitalization companies and, to a smaller degree, large-capitalization companies.

As noted above, approximately 41.4% of the Portfolio’s assets will be allocated to the Fixed Income Component, which, under normal circumstances, invests primarily in investment grade fixed income securities (U.S. or foreign). The component may also invest substantially in short-term investments, foreign securities (including securities denominated in foreign currencies), asset-backed and mortgage-backed securities and when-issued and delayed-delivery securities.

The Growth Component invests principally in equity securities selected for their growth potential. Although the component’s investments in equity securities may be primarily in large-capitalization companies, it may invest substantially in small- and mid-capitalization companies.

Principal Risks of Investing in the Portfolio

There can be no assurance that the Portfolio’s investment goal will be met or that the net return on an investment in the Portfolio will exceed what could have been obtained through other investment or savings vehicles. Shares of the Portfolio are not bank deposits and are not guaranteed or insured by any bank, government entity or the Federal Deposit Insurance Corporation. As with any mutual fund, there is no guarantee that the Portfolio will be able to achieve its investment goal. If the value of the assets of the Portfolio goes down, you could lose money.

The following is a summary description of the principal risks of investing in the Portfolio.

Equity Securities Risk. The Portfolio invests principally in equity securities and is therefore subject to the risk that stock prices will fall and may underperform other asset classes. Individual stock prices fluctuate from day-to-day and may decline significantly.

Large-Capitalization Companies Risk. Large-cap companies tend to be less volatile than companies with smaller market capitalizations. In exchange for this potentially lower risk, the Portfolio’s value may not rise as much as the value of portfolios that emphasize smaller companies.

Growth Stock Risk. Growth stocks may lack the dividend yield associated with value stocks that can cushion total return in a bear market. Also, growth stocks normally carry a higher price/earnings ratio than many other stocks. Consequently, if earnings expectations are not met, the market price of growth stocks will often go down more than other stocks.

Risk of Investing in Bonds. The value of your investment in the Portfolio may go up or down in response to changes in interest rates or defaults (or even the potential for future defaults) by bond issuers.

Interest Rate Fluctuations Risk. Fixed income securities may be subject to volatility due to changes in interest rates. Longer-term and lower coupon bonds tend to be more sensitive to changes in interest rates. Interest rates have been historically low, so the Portfolio faces a heightened risk that interest rates may rise.

Credit Risk. Credit risk applies to most fixed income securities, but is generally not a factor for obligations backed by the “full faith and credit” of the U.S. Government. The Portfolio could lose money if the issuer of a fixed income security is unable or perceived to be unable to pay interest or repay principal when it becomes due.

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Foreign Investment Risk. The Portfolio’s investments in securities of foreign issuers or issuers with significant exposure to foreign markets involve additional risk. Foreign countries in which the Portfolio invests may have markets that are less liquid, less regulated and more volatile than U.S. markets. The value of the Portfolio’s investments may decline because of factors affecting the particular issuer as well as foreign markets and issuers generally, such as unfavorable government actions, and political or financial instability. Lack of information may also affect the value of these securities. The risks of foreign investments are heightened when investing in issuers in emerging market countries.

Currency Volatility Risk. The value of the Portfolio’s foreign investments may fluctuate due to changes in currency exchange rates. A decline in the value of foreign currencies relative to the U.S. dollar generally can be expected to depress the value of the Portfolio’s non-U.S. dollar-denominated securities.

Mortgage- and Asset-Backed Securities Risk. The characteristics of mortgage-backed and asset-backed securities differ from traditional fixed income securities. Mortgage-backed securities are subject to “prepayment risk” and “extension risk.” Prepayment risk is the risk that, when interest rates fall, certain types of obligations will be paid off by the obligor more quickly than originally anticipated and the Portfolio may have to invest the proceeds in securities with lower yields. Extension risk is the risk that, when interest rates rise, certain obligations will be paid off by the obligor more slowly than anticipated causing the value of these securities to fall. Small movements in interest rates (both increases and decreases) may quickly and significantly reduce the value of certain mortgage-backed and asset-backed securities.

Small- and Medium-Capitalization Companies Risk. Securities of small- and medium-capitalization companies are usually more volatile and entail greater risks than securities of large-capitalization companies.

Affiliated Fund Rebalancing Risk. The Portfolio may be an investment option for other mutual funds for which SunAmerica Asset Management, LLC (“SAAMCo” or the “Adviser”) serves as investment adviser that are managed as “funds of funds.” From time to time, the Portfolio may experience relatively large redemptions or investments due to the rebalancing of a fund of funds. In the event of such redemptions or investments, the Portfolio could be required to sell securities or to invest cash at a time when it is not advantageous to do so.

Management Risk. The Portfolio is subject to management risk because it is an actively-managed investment portfolio. The Portfolio’s portfolio managers apply investment techniques and risk analyses in making investment decisions, but there can be no guarantee that these decisions or individual securities selected by the portfolio managers will produce the desired results.

Market Risk. The Portfolio’s share price can fall because of weakness in the broad market, a particular industry, or specific holdings. The market as a whole can decline for many reasons, including adverse political or economic developments in the U.S. or abroad, changes in investor psychology, or heavy institutional selling. In addition, a subadviser’s assessment of companies held in the Portfolio may prove incorrect, resulting in losses or poor performance even in a rising market.

Issuer Risk. The value of a security may decline for a number of reasons directly related to the issuer, such as management performance, financial leverage and reduced demand for the issuer’s goods and services.

Real Estate Industry Risks. These risks include declines in the value of real estate, risks related to general and local economic conditions, overbuilding and increased competition, increases in property taxes and operating expenses, changes in zoning laws, casualty or condemnation losses, fluctuations in rental income, changes in neighborhood values, changes in the appeal of properties to tenants and increases in interest rates. The Portfolio also could be subject to the risks of direct ownership as a result of a default on a debt security it may own. If the Portfolio has rental income or income from the disposition of real property, the receipt of such income may adversely affect its ability to retain its tax status as a regulated investment company.

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Performance Information

The following Risk/Return Bar Chart and Table illustrate the risks of investing in Class 1 shares of the Portfolio by showing changes in the Portfolio’s performance from calendar year to calendar year and comparing the Portfolio’s average annual returns to those of the S&P 500® Index, Russell 1000® Growth Index and a blended index and each of its components. The blended index consists of 37.9% Russell 1000® Index, 42.3% Barclays U.S. Aggregate Bond Index, 18.0% Russell 2000® Index and 1.8% Citigroup Treasury Bill 3 Month Index (the “Blended Index”). Fees and expenses incurred at the contract level are not reflected in the bar chart or table. If these amounts were reflected, returns would be less than those shown. Of course, past performance is not necessarily an indication of how the Portfolio will perform in the future.

Effective October 24, 2014, the subadvisory agreement between SAAMCo and Lord Abbett & Co. LLC and the subadvisory agreement between SAAMCo and PineBridge Investments LLC were terminated with respect to the Portfolio.

(Class 1 Shares)

During the 10-year period shown in the bar chart, the highest return for a quarter was 15.45% (quarter ended June 30, 2009) and the lowest return for a quarter was -12.70% (quarter ended December 31, 2008). The year-to-date calendar return as of June 30, 2016 was 1.69%.

Average Annual Total Returns (For the periods ended December 31, 2015)

	1 Year	5 Years	10 Years

Class 1 Shares	1.37%	7.23%	6.39%
Class 2 Shares	1.18%	7.07%	6.23%
Class 3 Shares	1.14%	6.97%	6.13%
S&P 500® Index	1.38%	12.57%	7.31%
Russell 1000® Growth Index	5.67%	13.53%	8.53%
Barclays U.S. Aggregate Bond Index	0.55%	3.25%	4.51%
Russell 1000® Index	0.92%	12.44%	7.40%
Russell 2000® Index	-4.41%	9.19%	6.80%
Citigroup Treasury Bill 3 Month Index	0.03%	0.05%	1.17%
Blended Index	0.04%	7.94%	6.37%

Investment Adviser

The Portfolio’s investment adviser is SAAMCo. The Portfolio is subadvised by J.P. Morgan Investment Management, Inc. (“JPMorgan”), Janus Capital Management, LLC (“Janus”) and Wellington Management Company LLP (“Wellington Management”). The portfolio managers are noted below.

Portfolio Managers

Name	Portfolio Manager of the Portfolio Since	Title

Small-Cap Growth Component – JPMorgan
Dennis S. Ruhl, CFA	2013	Managing Director and Co-Portfolio Manager
Phillip D. Hart, CFA	2013	Managing Director and Co-Portfolio Manager

Fixed Income Component – Wellington Management
Campe Goodman, CFA	2004	Senior Managing Director and Fixed Income Portfolio Manager
Joseph F. Marvan, CFA	2010	Senior Managing Director and Fixed Income Portfolio Manager
Robert D. Burn, CFA	2016	Managing Director and Fixed Income Portfolio Manager

Growth Component – Janus
Carmel Wellso	2010	Director of Research and Portfolio Manager

For important information about purchase and sales of Portfolio shares, taxes and payments made to broker-dealers and other financial intermediaries, please turn to the section “Important Additional Information” on page 84.

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Investment Goal

The Portfolio’s investment goal is total return that equals or exceeds the rate of inflation over the long term, consistent with prudent investment management.

Fees and Expenses of the Portfolio

This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The Portfolio’s annual operating expenses do not reflect the separate account fees charged in the variable annuity or variable life insurance policy (“Variable Contracts”) in which the Portfolio is offered. If the separate account’s fees were shown, the Portfolio’s annual operating expenses would be higher. Please see your Variable Contract prospectus for more details on the separate account fees.

Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class 1	Class 3
Management Fees	0.59%	0.59%
Service (12b-1) Fees	None	0.25%
Other Expenses	0.04%	0.04%
Total Annual Portfolio Operating Expenses	0.63%	0.88%

Expense Example

This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. The Example does not reflect charges imposed by the Variable Contract. If the Variable Contract fees were reflected, the expenses would be higher. See the Variable Contract prospectus for information on such charges. Although your actual costs may be higher or lower, based on these assumptions and the net expenses shown in the fee table, your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class 1 Shares	$64	$202	$351	$786
Class 3 Shares	$90	$281	$488	$1,084

Portfolio Turnover

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual portfolio operating expenses or in the example, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio’s portfolio turnover rate was 32% of the average value of its portfolio.

Principal Investment Strategies of the Portfolio

The Portfolio attempts to achieve its investment goal by investing, under normal circumstances, primarily in inflation-adjusted debt securities including inflation-indexed bonds issued by the U.S. Treasury and inflation-indexed securities issued by other entities such as U.S. and foreign corporations and foreign governments.

As part of its investment strategy, the Portfolio may also invest in debt securities that are not inflation-indexed and derivative instruments, such as forwards, futures contracts or swap agreements, in an effort to enhance returns, provide inflation hedges or foreign currency hedges, increase market exposure and investment flexibility, or adjust exposures.

“Real return” equals total return less the estimated cost of inflation, which is typically measured by the change in an official inflation measure. The U.S. Treasury uses the Consumer Price Index for Urban Consumers as the inflation measure. Inflation-indexed bonds issued by a foreign government are generally adjusted to reflect a comparable inflation index, calculated by that government.

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The subadviser may engage in frequent and active trading of portfolio securities.

Principal Risks of Investing in the Portfolio

There can be no assurance that the Portfolio’s investment goal will be met or that the net return on an investment in the Portfolio will exceed what could have been obtained through other investment or savings vehicles. Shares of the Portfolio are not bank deposits and are not guaranteed or insured by any bank, government entity or the Federal Deposit Insurance Corporation. As with any mutual fund, there is no guarantee that the Portfolio will be able to achieve its investment goal. If the value of the assets of the Portfolio goes down, you could lose money.

The following is a summary description of the principal risks of investing in the Portfolio.

Risks of Investing in Bonds. The Portfolio invests significantly in bonds. As with any fund that invests significantly in bonds, the value of your investment in the Portfolio may go up or down in response to changes in interest rates or defaults (or even the potential for future default) by bond issuers. To the extent the Portfolio is invested in bonds, movements in the bond market generally may affect its performance. In addition, individual bonds selected for the Portfolio may underperform the market generally.

Risks of Investing in Inflation-Indexed Securities. Inflation-indexed securities are debt instruments whose principal is indexed to an official or designated measure of inflation, such as the Consumer Price Index in the United States. Inflation-indexed securities issued by a foreign government or foreign corporation are adjusted to reflect a comparable inflation index, calculated by that government. Inflation-indexed securities are sensitive to changes in the real interest rate, which is the nominal interest rate minus the expected rate of inflation. The price of an inflation-indexed security will increase if real interest rates decline, and decrease if real interest rates increase. If the interest rate rises for reasons other than inflation, the value of such instruments can be negatively impacted. Interest income will vary depending on changes to the principal amount of the security. For

U.S. tax purposes, both interest payments and inflation adjustments to principal are treated as interest income subject to taxation when received or accrued, and inflation adjustments to principal are subject to taxation when the adjustment is made and not when the instrument matures.

Repayment of the original principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-protected bonds (“TIPS”), even during a period of deflation. However, the current market value of a fixed income security is not guaranteed, and will fluctuate. Inflation-indexed securities, other than TIPS, may not provide a similar guarantee and may be supported only by the credit of the issuing entity. If a guarantee of principal is not provided, the adjusted principal value of the fixed income security repaid at maturity may be less than the original principal.

Inflation-indexed securities issued by corporations may be similar to TIPS, but are subject to the risk of the corporation’s inability to meet principal and interest payments on the obligation and may also be subject to price volatility due to such factors as interest rate sensitivity, market perception of the credit-worthiness of the issuer and general market liquidity. There are many different types of corporate bonds, and each bond issue has specific terms.

Interest Rate Fluctuations Risk. Fixed income securities may be subject to volatility due to changes in interest rates. Longer-term and lower coupon bonds tend to be more sensitive to changes in interest rates. Interest rates have been historically low, so the Portfolio faces a heightened risk that interest rates may rise.

U.S. Government Obligations Risk. U.S. Treasury obligations are backed by the “full faith and credit” of the U.S. Government and generally have negligible credit risk. Securities issued or guaranteed by federal agencies or authorities and U.S. Government-sponsored instrumentalities or enterprises may or may not be backed by the full faith and credit of the U.S. Government.

Foreign Investment Risk. The Portfolio’s investments in securities of foreign issuers or issuers with

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significant exposure to foreign markets involve additional risk. Foreign countries in which the Portfolio invests may have markets that are less liquid, less regulated and more volatile than U.S. markets. The value of the Portfolio’s investments may decline because of factors affecting the particular issuer as well as foreign markets and issuers generally, such as unfavorable government actions, and political or financial instability. Lack of information may also affect the value of these securities. The risks of foreign investments are heightened when investing in issuers in emerging market countries.

Foreign Sovereign Debt Risk. Foreign sovereign debt securities are subject to the risk that a governmental entity may delay or refuse to pay interest or repay principal on its sovereign debt. If a governmental entity defaults, it may ask for more time in which to pay or for further loans.

Derivatives Risk. To the extent a derivative contract is used to hedge another position in the portfolio, the Portfolio will be exposed to the risks associated with hedging as described in the Glossary. To the extent a forward, option or futures contract is used to enhance return, rather than as a hedge, the Portfolio will be directly exposed to the risks of the contract. Gains or losses from non-hedging positions may be substantially greater than the cost of the position.

Hedging Risk. While hedging strategies can be very useful and inexpensive ways of reducing risk, they are sometimes ineffective due to unexpected changes in the market or exchange rates. Hedging also involves the risk that changes in the value of the related security will not match those of the instruments being hedged as expected, in which case any losses on the instruments being hedged may not be reduced. For gross currency hedges, there is an additional risk, to the extent that these transactions create exposure to currencies in which the Portfolio’s securities are not denominated.

Concentration Risk. When the Portfolio concentrates its investments in assets in a particular industry, the Portfolio is more sensitive to factors affecting that industry, such as changes in the regulatory or competitive environment or in investor perceptions regarding an industry. This means that the value of the

Portfolio is subject to greater volatility than a portfolio that invests in a broader range of companies and industries.

Credit Risk. Credit risk applies to most debt securities, but is generally not a factor for obligations backed by the “full faith and credit” of the U.S. Government. The Portfolio could lose money if the issuer of a fixed income security is unable or perceived to be unable to pay interest or repay principal when it becomes due.

Affiliated Fund Rebalancing Risk. The Portfolio may be an investment option for other mutual funds for which SunAmerica Asset Management, LLC (“SAAMCo” or the “Adviser”) serves as investment adviser that are managed as “funds of funds.” From time to time, the Portfolio may experience relatively large redemptions or investments due to the rebalancing of a fund of funds. In the event of such redemptions or investments, the Portfolio could be required to sell securities or to invest cash at a time when it is not advantageous to do so.

Management Risk. The Portfolio is subject to management risk because it is an actively-managed investment portfolio. The Portfolio’s portfolio managers apply investment techniques and risk analyses in making investment decisions, but there can be no guarantee that these decisions or individual securities selected by the portfolio managers will produce the desired results.

Market Risk. The Portfolio’s share price can fall because of weakness in the broad market, a particular industry, or specific holdings. The market as a whole can decline for many reasons, including adverse political or economic developments in the U.S. or abroad, changes in investor psychology, or heavy institutional selling. In addition, the subadviser’s assessment of companies held in the Portfolio may prove incorrect, resulting in losses or poor performance even in a rising market.

Issuer Risk. The value of a security may decline for a number of reasons directly related to the issuer, such as management performance, financial leverage and reduced demand for the issuer’s goods and services.

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Active Trading Risk. A strategy used whereby a Portfolio may engage in frequent trading of portfolio securities to achieve its investment goal. Active trading may result in high portfolio turnover and correspondingly greater brokerage commissions and other transaction costs for the Portfolio. During periods of increased market volatility, active trading may be more pronounced.

Performance Information

The following Risk/Return Bar Chart and Table illustrate the risks of investing in shares of the Portfolio by showing changes in the Portfolio’s performance from calendar year to calendar year and comparing the Portfolio’s average annual returns to those of the Barclays World Government Inflation-Linked 1-10 Year Bond Index (Hedged to USD) and Barclays 1-10 Year U.S. Treasury Inflation Protected Securities (TIPS) Index. Fees and expenses incurred at the contract level are not reflected in the bar chart or table. If these amounts were reflected, returns would be less than those shown. Of course, past performance is not necessarily an indication of how the Portfolio will perform in the future.

(Class 3 Shares)

During the 10-year period shown in the bar chart, the highest return for a quarter was 9.95% (quarter ended June 30, 2009) and the lowest return for a quarter was -10.56% (quarter ended December 31, 2008). The year-to-date calendar return as of June 30, 2016 was 3.66%.

Average Annual Total Returns (For the periods ended December 31, 2015)

	1 Year	5 Years	10 Years	Since Inception Class 1 (1/23/12)

Class 1 Shares	-1.08%	N/A	N/A	-0.19%
Class 3 Shares	-1.35%	0.90%	2.45%	N/A
Barclays World Government Inflation-Linked 1-10 Year Bond Index (Hedged to USD)	-0.32%	1.83%	3.32%	0.58%
Barclays 1-10 Year U.S. Treasury Inflation Protected Securities (TIPS) Index	-0.52%	1.64%	3.51%	-0.21%

Investment Adviser

The Portfolio’s investment adviser is SunAmerica Asset Management, LLC. The Portfolio is subadvised by Wellington Management Company LLP and the portfolio manager is noted below.

Portfolio Manager

Name	Portfolio Manager of the Portfolio Since	Title

Joseph F. Marvan, CFA	2015	Senior Managing Director and Fixed Income Portfolio Manager

For important information about purchase and sales of Portfolio shares, taxes and payments made to broker-dealers and other financial intermediaries, please turn to the section “Important Additional Information” on page 84.

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Investment Goal

The Portfolio’s investment goal is long-term growth of capital.

Fees and Expenses of the Portfolio

This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The Portfolio’s annual operating expenses do not reflect the separate account fees charged in the variable annuity or variable life insurance policy (“Variable Contracts”) in which the Portfolio is offered. If the separate account’s fees were shown, the Portfolio’s annual operating expenses would be higher. Please see your Variable Contract prospectus for more details on the separate account fees.

Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class 1	Class 2	Class 3
Management Fees	1.00%	1.00%	1.00%
Service (12b-1) Fees	None	0.15%	0.25%
Other Expenses	0.07%	0.07%	0.07%
Total Annual Portfolio Operating Expenses	1.07%	1.22%	1.32%
Fee waiver and/or Expense Reimbursement (1)(2)	0.31%	0.31%	0.31%
Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement (1)(2)	0.76%	0.91%	1.01%

(1)	Pursuant to an Advisory Fee Waiver Agreement, the investment adviser, SunAmerica Asset Management, LLC (“SAAMCo” or the “Adviser”), is contractually obligated to waive its advisory fee so that the advisory fee payable by the Portfolio is equal to 0.69% of the Portfolio’s daily net assets with respect to the SA Columbia Focused Growth Portfolio. This waiver agreement may be modified or discontinued prior to July 29, 2017 only with the approval of the Board of Trustees (the “Board”) of Seasons Series Trust (the “Trust”), including a majority of the trustees of the Board who are not “interested persons” of the Trust as defined in the Investment Company Act of 1940, as amended.
(2)	The Expense Table above has been restated to reflect a complete fiscal year of the contractual Advisory Fee Waiver that was instituted on July 29, 2015.

Expense Example

This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same and fee waivers remain in effect only for the period ending July 29, 2017. The Example does not reflect charges imposed by the Variable Contract. If the Variable Contract fees were reflected, the expenses would be higher. See the Variable Contract prospectus for information on such charges. Although your actual costs may be higher or lower, based on these assumptions and the net expenses shown in the fee table, your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class 1 Shares	$78	$310	$560	$1,278
Class 2 Shares	$93	$357	$641	$1,450
Class 3 Shares	$103	$388	$694	$1,563

Portfolio Turnover

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual portfolio operating expenses or in the example, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio’s portfolio turnover rate was 140% of the average value of its portfolio.

Principal Investment Strategies of the Portfolio

The Portfolio attempts to achieve its investment goal by investing in equity securities selected on the basis of growth criteria. The Portfolio invests primarily in common stocks of large-cap companies.

The Portfolio utilizes a “focus” strategy, which means the subadviser actively invests in a small number of holdings which constitute some of its favorite stock-picking ideas at any given moment. A focus strategy

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reflects the belief that, over time, the performance of most investment managers’ “highest confidence” stocks exceeds that of their more diversified portfolios. The Portfolio will generally hold between 25 to 35 securities, although the subadviser may, in its discretion, hold more or fewer securities.

The Portfolio may invest in foreign securities either directly or indirectly through depositary receipts. The Portfolio may invest in additional financial instruments for the purpose of cash management or to hedge a security position.

The subadviser may engage in frequent and active trading of portfolio securities.

Principal Risks of Investing in the Portfolio

There can be no assurance that the Portfolio’s investment goal will be met or that the net return on an investment in the Portfolio will exceed what could have been obtained through other investment or savings vehicles. Shares of the Portfolio are not bank deposits and are not guaranteed or insured by any bank, government entity or the Federal Deposit Insurance Corporation. As with any mutual fund, there is no guarantee that the Portfolio will be able to achieve its investment goal. If the value of the assets of the Portfolio goes down, you could lose money.

The following is a summary description of the principal risks of investing in the Portfolio.

Equity Securities Risk. The Portfolio invests principally in equity securities and is therefore subject to the risk that stock prices will fall and may underperform other asset classes. Individual stock prices fluctuate from day-to-day and may decline significantly.

Market Risk. The Portfolio’s share price can fall because of weakness in the broad market, a particular industry, or specific holdings. The market as a whole can decline for many reasons, including adverse political or economic developments in the U.S. or abroad, changes in investor psychology, or heavy institutional selling. In addition, the subadviser’s assessment of companies held in the Portfolio may prove incorrect, resulting in losses or poor performance even in a rising market.

Growth Stock Risk. Growth stocks may lack the dividend yield associated with value stocks that can cushion total return in a bear market. Also, growth stocks normally carry a higher price/earnings ratio than many other stocks. Consequently, if earnings expectations are not met, the market price of growth stocks will often go down more than other stocks.

Large-Capitalization Companies Risk. Large-cap companies tend to go in and out of favor based on market and economic conditions. Large-cap companies tend to be less volatile than companies with smaller market capitalizations. In exchange for this potentially lower risk, the Portfolio’s value may not rise as much as the value of portfolios that emphasize smaller companies.

Depositary Receipts Risk. Depositary receipts are generally subject to the same risks as the foreign securities that they evidence or into which they may be converted. Depositary receipts may or may not be jointly sponsored by the underlying issuer. The issuers of unsponsored depositary receipts are not obligated to disclose information that is considered material in the United States. Therefore, there may be less information available regarding these issuers and there may not be a correlation between such information and the market value of the depositary receipts. Certain depositary receipts are not listed on an exchange and therefore may be considered to be illiquid securities.

Sector Risk. To the extent the Portfolio invests a significant portion of its assets in one or only a few sectors at a time, the Portfolio will face a greater risk of loss due to factors affecting that single or those few sectors than if the Portfolio always maintained wide diversity among the sectors in which it invests.

Focused Portfolio Risk. The Portfolio, because it invests in a limited number of companies, may have more volatility in its net asset value (“NAV”) and is considered to have more risk than a portfolio that invests in a greater number of companies because changes in the value of a single security may have a more significant effect, either negative or positive, on the Portfolio’s NAV. To the extent the Portfolio

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invests its assets in fewer securities, the Portfolio is subject to greater risk of loss if any of those securities decline in price.

Foreign Investment Risk. The Portfolio’s investments in securities of foreign issuers or issuers with significant exposure to foreign markets involve additional risk. Foreign countries in which the Portfolio invests may have markets that are less liquid, less regulated and more volatile than U.S. markets. The value of the Portfolio’s investments may decline because of factors affecting the particular issuer as well as foreign markets and issuers generally, such as unfavorable government actions, and political or financial instability. Lack of information may also affect the value of these securities. The risks of foreign investments are heightened when investing in issuers in emerging market countries.

Affiliated Fund Rebalancing Risk. The Portfolio may be an investment option for other mutual funds for which SAAMCo serves as investment adviser that are managed as “funds of funds.” From time to time, the Portfolio may experience relatively large redemptions or investments due to the rebalancing of a fund of funds. In the event of such redemptions or investments, the Portfolio could be required to sell securities or to invest cash at a time when it is not advantageous to do so.

Issuer Risk. The value of a security may decline for a number of reasons directly related to the issuer, such as management performance, financial leverage and reduced demand for the issuer’s goods and services.

Management Risk. The Portfolio is subject to management risk because it is an actively-managed investment portfolio. The Portfolio’s portfolio managers apply investment techniques and risk analyses in making investment decisions, but there can be no guarantee that these decisions or individual securities selected by the portfolio managers will produce the desired results.

Active Trading Risk. A strategy used whereby a Portfolio may engage in frequent trading of portfolio securities to achieve its investment goal. Active trading may result in high portfolio turnover and correspondingly greater brokerage commissions and other transaction costs for the Portfolio. During periods of increased market volatility, active trading may be more pronounced.

Performance Information

The following Risk/Return Bar Chart and Table illustrate the risks of investing in shares of the Portfolio by showing changes in the Portfolio’s performance from calendar year to calendar year and comparing the Portfolio’s average annual returns to those of the Russell 1000® Growth Index. Fees and expenses incurred at the contract level are not reflected in the bar chart or table. If these amounts were reflected, returns would be less than those shown. Of course, past performance is not necessarily an indication of how the Portfolio will perform in the future.

Effective July 29, 2015, Columbia Management Investment Advisers, LLC (“Columbia”) assumed management of the Portfolio, which was previously managed by Janus Capital Management, LLC and Marsico Capital Management, LLC.

(Class 1 Shares)

During the 10-year period shown in the bar chart, the highest return for a quarter was 18.63% (quarter ended September 30, 2009) and the lowest return for a quarter was -21.60% (quarter ended September 30, 2008). The year-to-date calendar return as of June 30, 2016 was -7.79%.

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Average Annual Total Returns (For the periods ended December 31, 2015)

	1 Year	5 Years	10 Years

Class 1 Shares	3.49%	9.29%	6.91%
Class 2 Shares	3.29%	9.11%	6.75%
Class 3 Shares	3.15%	9.02%	6.64%
Russell 1000® Growth Index	5.67%	13.53%	8.53%

Investment Adviser

The Portfolio’s investment adviser is SAAMCo. The Portfolio is subadvised by Columbia, and the portfolio managers are noted below.

Portfolio Managers

Name	Portfolio Manager of the Portfolio Since	Title

Columbia
Thomas Galvin, CFA	2015	Senior Portfolio Manager and Head of Focused Large Cap Growth
Todd Herget	2015	Senior Portfolio Manager
Richard Carter	2015	Senior Portfolio Manager

For important information about purchase and sales of Portfolio shares, taxes and payments made to broker-dealers and other financial intermediaries, please turn to the section “Important Additional Information” on page 84.

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Investment Goal

The Portfolio’s investment goal is long-term growth of capital.

Fees and Expenses of the Portfolio

This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The Portfolio’s annual operating expenses do not reflect the separate account fees charged in the variable annuity or variable life insurance policy (“Variable Contracts”) in which the Portfolio is offered. If the separate account’s fees were shown, the Portfolio’s annual operating expenses would be higher. Please see your Variable Contract prospectus for more details on the separate account fees.

Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class 1	Class 2	Class 3
Management Fees	0.99%	0.99%	0.99%
Service (12b-1) Fees	None	0.15%	0.25%
Other Expenses	0.05%	0.05%	0.05%
Total Annual Portfolio Operating Expenses	1.04%	1.19%	1.29%
Fee Waiver and/or Expense Reimbursement (1)(2)	0.32%	0.32%	0.32%
Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement (1)(2)	0.72%	0.87%	0.97%

(1)	Pursuant to an Advisory Fee Waiver Agreement, the investment adviser, SunAmerica Asset Management, LLC (“SAAMCo” or the “Adviser”), is contractually obligated to waive its advisory fee so that the advisory fee payable by the Portfolio is equal to 0.67% of the Portfolio’s daily net assets with respect to the SA Columbia Focused Value Portfolio. This waiver agreement may be modified or discontinued prior to July 29, 2017 only with the approval of the Board of Trustees (the “Board”) of Seasons Series Trust (the “Trust”), including a majority of the trustees of the Board who are not “interested persons” of the Trust as defined in the Investment Company Act of 1940, as amended.
(2)	The Expense Table above has been restated to reflect a complete fiscal year of the contractual Advisory Fee Waiver that was instituted on July 29, 2015.

Expense Example

This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same and fee waivers remain in effect only for the period ending July 29, 2017. The Example does not reflect charges imposed by the Variable Contract. If the Variable Contract fees were reflected, the expenses would be higher. See the Variable Contract prospectus for information on such charges. Although your actual costs may be higher or lower, based on these assumptions and the net expenses shown in the fee table, your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class 1 Shares	$74	$299	$543	$1,242
Class 2 Shares	$89	$346	$624	$1,415
Class 3 Shares	$99	$377	$677	$1,528

Portfolio Turnover

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual portfolio operating expenses or in the example, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio’s portfolio turnover rate was 110% of the average value of its portfolio.

Principal Investment Strategies of the Portfolio

The Portfolio attempts to achieve its investment goal by investing in equity securities selected on the basis of value criteria. The Portfolio invests primarily in equity securities of large-cap companies.

The Portfolio utilizes a “focus” strategy, which means the subadviser actively invests in a small number of holdings which constitute some of its favorite stock-

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picking ideas at any given moment. A focus strategy reflects the belief that, over time, the performance of most investment managers’ “highest confidence” stocks exceeds that of their more diversified portfolios. The Portfolio will generally hold between 30 to 40 securities, although the subadviser may, in its discretion, hold more or fewer securities.

The Portfolio invests substantially in securities of U.S. issuers. The Portfolio may invest in additional financial instruments for the purpose of cash management or to hedge a security position.

Principal Risks of Investing in the Portfolio

There can be no assurance that the Portfolio’s investment goal will be met or that the net return on an investment in the Portfolio will exceed what could have been obtained through other investment or savings vehicles. Shares of the Portfolio are not bank deposits and are not guaranteed or insured by any bank, government entity or the Federal Deposit Insurance Corporation. As with any mutual fund, there is no guarantee that the Portfolio will be able to achieve its investment goal. If the value of the assets of the Portfolio goes down, you could lose money.

The following is a summary description of the principal risks of investing in the Portfolio.

Equity Securities Risk. The Portfolio invests principally in equity securities and is therefore subject to the risk that stock prices will fall and may underperform other asset classes. Individual stock prices fluctuate from day-to-day and may decline significantly.

Large-Capitalization Companies Risk. Large-cap companies tend to go in and out of favor based on market and economic conditions. Large-cap companies tend to be less volatile than companies with smaller market capitalizations. In exchange for this potentially lower risk, the Portfolio’s value may not rise as much as the value of portfolios that emphasize smaller companies.

Focused Portfolio Risk. The Portfolio, because it invests in a limited number of companies, may have more volatility in its net asset value (“NAV”) and is considered to have more risk than a portfolio that invests in a greater number of companies because changes in the value of a single security may have a more significant effect, either negative or positive, on the Portfolio’s NAV. To the extent the Portfolio invests its assets in fewer securities, the Portfolio is subject to greater risk of loss if any of those securities decline in price.

Sector Risk. To the extent the Portfolio invests a significant portion of its assets in one or only a few sectors at a time, the Portfolio will face a greater risk of loss due to factors affecting that single or those few sectors than if the Portfolio always maintained wide diversity among the sectors in which it invests.

Affiliated Fund Rebalancing Risk. The Portfolio may be an investment option for other mutual funds for which SAAMCo serves as investment adviser that are managed as “funds of funds.” From time to time, the Portfolio may experience relatively large redemptions or investments due to the rebalancing of a fund of funds. In the event of such redemptions or investments, the Portfolio could be required to sell securities or to invest cash at a time when it is not advantageous to do so.

Value Investing Risk. When investing in securities which are believed to be undervalued in the market, there is a risk that the market may not recognize a security’s intrinsic value for a long period of time, or that a stock judged to be undervalued may actually be appropriately priced.

Management Risk. The Portfolio is subject to management risk because it is an actively-managed investment portfolio. The Portfolio’s portfolio managers apply investment techniques and risk analyses in making investment decisions, but there can be no guarantee that these decisions or individual securities selected by the portfolio managers will produce the desired results.

Market Risk. The Portfolio’s share price can fall because of weakness in the broad market, a particular industry, or specific holdings. The market as a whole can decline for many reasons, including adverse political or economic developments in the U.S. or

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abroad, changes in investor psychology, or heavy institutional selling. In addition, the subadviser’s assessment of companies held in the Portfolio may prove incorrect, resulting in losses or poor performance even in a rising market.

Issuer Risk. The value of a security may decline for a number of reasons directly related to the issuer, such as management performance, financial leverage and reduced demand for the issuer’s goods and services.

Performance Information

The following Risk/Return Bar Chart and Table illustrate the risks of investing in shares of the Portfolio by showing changes in the Portfolio’s performance from calendar year to calendar year and comparing the Portfolio’s average annual returns to those of the Russell 1000® Value Index. Fees and expenses incurred at the contract level are not reflected in the bar chart or table. If these amounts were reflected, returns would be less than those shown. Of course, past performance is not necessarily an indication of how the Portfolio will perform in the future.

Effective July 29, 2015, Columbia Management Investment Advisers, LLC (“Columbia”) assumed management of the Portfolio, which was previously managed by J.P. Morgan Investment Management, Inc. and Northern Trust Investments, Inc.

(Class 2 Shares)

During the 10-year period shown in the bar chart, the highest return for a quarter was 19.46% (quarter ended June 30, 2009) and the lowest return for a quarter was -20.77% (quarter ended December 31, 2008). The year-to-date calendar return as of June 30, 2016 was 3.57%.

Average Annual Total Returns (For the periods ended December 31, 2015)

	1 Year	5 Years	10 Year	Since Inception (01/23/2012)

Class 1 Shares	-3.90%	N/A	N/A	11.07%
Class 2 Shares	-4.02%	6.94%	5.82%	N/A
Class 3 Shares	-4.15%	6.85%	5.72%	N/A
Russell 1000® Value Index	-3.83%	11.27%	6.16%	13.02%

Investment Adviser

The Portfolio’s investment adviser is SAAMCo. The Portfolio is subadvised by Columbia and the portfolio managers are noted below.

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Portfolio Managers

Name	Portfolio Manager of the Portfolio Since	Title

Columbia
Richard Rosen	2015	Senior Portfolio Manager
Kari Montanus	2015	Portfolio Manager

For important information about purchase and sales of Portfolio shares, taxes and payments made to broker-dealers and other financial intermediaries, please turn to the section “Important Additional Information” on page 84.

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Investment Goal

The Portfolio’s investment goal is long-term growth of capital.

Fees and Expenses of the Portfolio

This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The Portfolio’s annual operating expenses do not reflect the separate account fees charged in the variable annuity or variable life insurance policy (“Variable Contracts”) in which the Portfolio is offered. If the separate account’s fees were shown, the Portfolio’s annual operating expenses would be higher. Please see your Variable Contract prospectus for more details on the separate account fees.

Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class 1	Class 2	Class 3
Management Fees	0.85%	0.85%	0.85%
Service (12b-1) Fees	None	0.15%	0.25%
Other Expenses	0.08%	0.08%	0.07%
Total Annual Portfolio Operating Expenses	0.93%	1.08%	1.17%

Expense Example

This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. The Example does not reflect charges imposed by the Variable Contract. If the Variable Contract fees were reflected, the expenses would be higher. See the Variable Contract prospectus for information on such charges. Although your actual costs may be higher or lower, based on these assumptions and the net expenses shown in the fee table, your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class 1 Shares	$95	$296	$515	$1,143
Class 2 Shares	$110	$343	$595	$1,317
Class 3 Shares	$119	$372	$644	$1,420

Portfolio Turnover

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual portfolio operating expenses or in the example, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio’s portfolio turnover rate was 65% of the average value of its portfolio.

Principal Investment Strategies of the Portfolio

The Portfolio attempts to achieve its investment goal by investing, under normal circumstances, at least 80% of net assets in equity securities of small-cap companies. Small-cap companies will generally include companies whose market capitalizations are equal to or less than the market capitalization of the largest company in the Russell 2000® Index (the “Index”) during the most recent
12-month period. As of the most recent annual reconstitution of the Index on June 24, 2016, the market capitalization range of the companies in the Index was $132.9 million to $3.9 billion.

The Portfolio is actively-managed by two subadvisers. To balance the risks of the Portfolio, a third portion of the Portfolio is passively-managed by the adviser who seeks to track an index or a subset of an index.

Principal Risks of Investing in the Portfolio

There can be no assurance that the Portfolio’s investment goal will be met or that the net return on an investment in the Portfolio will exceed what could have been obtained through other investment or

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savings vehicles. Shares of the Portfolio are not bank deposits and are not guaranteed or insured by any bank, government entity or the Federal Deposit Insurance Corporation. As with any mutual fund, there is no guarantee that the Portfolio will be able to achieve its investment goal. If the value of the assets of the Portfolio goes down, you could lose money.

The following is a summary description of the principal risks of investing in the Portfolio.

Equity Securities Risk. The Portfolio invests principally in equity securities and is therefore subject to the risk that stock prices will fall and may underperform other asset classes. Individual stock prices fluctuate from day-to-day and may decline significantly.

Small-Capitalization Companies Risk. Securities of small-capitalization companies are usually more volatile and entail greater risks than securities of large-capitalization companies.

Foreign Investment Risk. The Portfolio’s investments in securities of foreign issuers or issuers with significant exposure to foreign markets involve additional risk. Foreign countries in which the Portfolio invests may have markets that are less liquid, less regulated and more volatile than U.S. markets. The value of the Portfolio’s investments may decline because of factors affecting the particular issuer as well as foreign markets and issuers generally, such as unfavorable government actions, and political or financial instability. Lack of information may also affect the value of these securities. The risks of foreign investments are heightened when investing in issuers in emerging market countries.

Indexing Risk. The passively-managed index portion of the Portfolio generally will not sell securities in its portfolio and buy different securities over the course of a year other than in conjunction with changes in its target index, even if there are adverse developments concerning a particular security, company or industry. As a result, you may suffer losses that you would not experience with an actively-managed mutual fund.

Affiliated Fund Rebalancing Risk. The Portfolio may be an investment option for other mutual funds for which SunAmerica Asset Management, LLC (“SAAMCo” or the “Adviser”) serves as investment adviser that are managed as “funds of funds.” From time to time, the Portfolio may experience relatively large redemptions or investments due to the rebalancing of a fund of funds. In the event of such redemptions or investments, the Portfolio could be required to sell securities or to invest cash at a time when it is not advantageous to do so.

Management Risk. The Portfolio is subject to management risk because it is an actively-managed investment portfolio. The Portfolio’s portfolio managers apply investment techniques and risk analyses in making investment decisions, but there can be no guarantee that these decisions or individual securities selected by the portfolio managers will produce the desired results.

Market Risk. The Portfolio’s share price can fall because of weakness in the broad market, a particular industry, or specific holdings. The market as a whole can decline for many reasons, including adverse political or economic developments in the U.S. or abroad, changes in investor psychology, or heavy institutional selling. In addition, the Adviser’s or a subadviser’s assessment of companies held in the Portfolio may prove incorrect, resulting in losses or poor performance even in a rising market.

Issuer Risk. The value of a security may decline for a number of reasons directly related to the issuer, such as management performance, financial leverage and reduced demand for the issuer’s goods and services.

Performance Information

The following Risk/Return Bar Chart and Table illustrate the risks of investing in Class 1 shares of the Portfolio by showing changes in the Portfolio’s performance from calendar year to calendar year and comparing the Portfolio’s average annual returns to those of the Russell 2000® Index and Russell 2000® Value Index. Fees and expenses incurred at the contract level are not reflected in the bar chart or table. If these amounts were reflected, returns would be less than those shown. Of course, past performance is not

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necessarily an indication of how the Portfolio will perform in the future.

Effective December 21, 2015, PNC Capital Advisors, LLC (“PNC Advisors”) assumed management of a portion of the Portfolio, which was previously managed by ClearBridge Investments, LLC.

Effective December 1, 2009, SAAMCo assumed management of the passively-managed portion of the Portfolio, which was previously managed by AIG Global Investment Corp. Effective December 1, 2006, ClearBridge Investments, LLC (formerly ClearBridge Advisors, LLC) (“ClearBridge”) replaced Salomon Brothers Asset Management Inc. as manager of a component of the Portfolio.

(Class 1 Shares)

During the 10-year period shown in the bar chart, the highest return for a quarter was 22.11% (quarter ended June 30, 2009) and the lowest return for a quarter was -23.59% (quarter ended December 31, 2008). The year-to-date calendar return as of June 30, 2016 was 0.83%.

Average Annual Total Returns (For the periods ended December 31, 2015)

	1 Year	5 Years	10 Years

Class 1 Shares	-5.65%	7.65%	5.43%
Class 2 Shares	-5.73%	7.49%	5.28%
Class 3 Shares	-5.93%	7.37%	5.16%
Russell 2000® Index	-4.41%	9.19%	6.80%
Russell 2000® Value Index	-7.47%	7.67%	5.57%

Investment Adviser

The Portfolio’s investment adviser is SAAMCo. The Portfolio is subadvised by PNC Advisors, J.P.Morgan Investment Management, Inc. (“JPMorgan”) and a portion of the Portfolio is managed by SAAMCo. The portfolio managers are noted below.

Portfolio Managers

Name	Portfolio Manager of the Portfolio Since	Title

SAAMCo
Timothy Campion	2012	Lead Portfolio Manager
Jane Bayar	2015	Co-Portfolio Manager
Andrew Sheridan	2013	Co-Portfolio Manager

JPMorgan
Dennis S. Ruhl, CFA	2013	Managing Director and Co-Portfolio Manager
Phillip D. Hart, CFA	2013	Managing Director and Co-Portfolio Manager

PNC Advisors
James Mineman	2015	Managing Director and Co-Lead Portfolio Manager
Peter Roy, CFA	2015	Managing Director and Co-Lead Portfolio Manager

For important information about purchase and sales of Portfolio shares, taxes and payments made to broker-dealers and other financial intermediaries, please turn to the section “Important Additional Information” on page 84.

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Investment Goal

The Portfolio’s investment goal is long-term capital appreciation, with a secondary objective of increasing dividend income.

Fees and Expenses of the Portfolio

This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The Portfolio’s annual operating expenses do not reflect the separate account fees charged in the variable annuity or variable life insurance policy (“Variable Contracts”) in which the Portfolio is offered. If the separate account’s fees were shown, the Portfolio’s annual operating expenses would be higher. Please see your Variable Contract prospectus for more details on the separate account fees.

Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class 1	Class 2	Class 3
Management Fees	0.83%	0.83%	0.83%
Service (12b-1) Fees	None	0.15%	0.25%
Other Expenses	0.04%	0.04%	0.04%
Acquired Fund Fees and Expenses	0.01%	0.01%	0.01%
Total Annual Portfolio Operating Expenses (1)	0.88%	1.03%	1.13%

(1)	The Total Annual Portfolio Operating Expenses for the Portfolio do not correlate to the ratio of net expenses to average net assets provided in the Financial Highlights table of the annual report, which reflects the net operating expenses of the Portfolio and does not include Acquired Fund Fees and Expenses. “Acquired Fund Fees and Expenses” include fees and expenses incurred indirectly by the Portfolio as a result of investments in shares of one or more mutual funds, hedge funds, private equity funds or other pooled investment vehicles.

Expense Example

This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. The Example does not reflect charges imposed by the Variable Contract. If the Variable Contract fees were reflected, the expenses would be higher. See the Variable Contract prospectus for information on such charges. Although your actual costs may be higher or lower, based on these assumptions and the net expenses shown in the fee table, your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class 1 Shares	$90	$281	$488	$1,084
Class 2 Shares	$105	$328	$569	$1,259
Class 3 Shares	$115	$359	$622	$1,375

Portfolio Turnover

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual portfolio operating expenses or in the example, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio’s portfolio turnover rate was 43% of the average value of its portfolio.

Principal Investment Strategies of the Portfolio

The Portfolio attempts to achieve its investment goal by investing, under normal circumstances, at least 80% of net assets in common stocks of a diversified group of growth companies.

The Portfolio generally seeks investments in stocks of large-capitalization companies with one or more of the following characteristics: strong cash flow and an above-average rate of earnings growth; the ability to sustain earnings momentum during economic downturns; and occupation of a lucrative niche in the economy and the ability to expand even during times of slow economic growth. As growth investors, the Portfolio management believes that when a company increases its earnings faster than both inflation and the overall growth rate of the economy, the market will eventually reward it with a higher stock price. The

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Portfolio at times may invest significantly in technology stocks.

In pursuing its investment objective, the Portfolio has the discretion to deviate from its normal investment criteria, as previously described, and purchase securities that the Portfolio’s management believes will provide an opportunity for substantial appreciation. These situations might arise when the Portfolio’s management believes a security could increase in value for a variety of reasons, including an extraordinary corporate event, a new product introduction or innovation, a favorable competitive development, or a change in management.

The Portfolio may also invest in short-term investments (up to 20%) and foreign securities (up to 30%).

Principal Risks of Investing in the Portfolio

There can be no assurance that the Portfolio’s investment goal will be met or that the net return on an investment in the Portfolio will exceed what could have been obtained through other investment or savings vehicles. Shares of the Portfolio are not bank deposits and are not guaranteed or insured by any bank, government entity or the Federal Deposit Insurance Corporation. As with any mutual fund, there is no guarantee that the Portfolio will be able to achieve its investment goal. If the value of the assets of the Portfolio goes down, you could lose money.

The following is a summary description of the principal risks of investing in the Portfolio.

Management Risk. The Portfolio is subject to management risk because it is an actively-managed investment portfolio. The Portfolio’s portfolio managers apply investment techniques and risk analyses in making investment decisions, but there can be no guarantee that these decisions or individual securities selected by the portfolio managers will produce the desired results.

Equity Securities Risk. The Portfolio invests principally in equity securities and is therefore subject to the risk that stock prices will fall and may underperform other asset classes. Individual stock prices fluctuate from day-to-day and may decline significantly.

Growth Stock Risk. The Portfolio invests substantially in growth-style stocks. Growth stocks may lack the dividend yield associated with value stocks that can cushion total return in a bear market. Also, growth stocks normally carry a higher price/earnings ratio than many other stocks. Consequently, if earnings expectations are not met, the market price of growth stocks will often go down more than other stocks.

Foreign Investment Risk. The Portfolio’s investments in securities of foreign issuers or issuers with significant exposure to foreign markets involve additional risk. Foreign countries in which the Portfolio invests may have markets that are less liquid, less regulated and more volatile than U.S. markets. The value of the Portfolio’s investments may decline because of factors affecting the particular issuer as well as foreign markets and issuers generally, such as unfavorable government actions, and political or financial instability. Lack of information may also affect the value of these securities. The risks of foreign investments are heightened when investing in issuers in emerging market countries.

Investment Style Risk. Different investment styles tend to shift in and out of favor, depending on market conditions and investor sentiment. Because the Portfolio may hold stocks with both growth and value characteristics, it could underperform other stock portfolios that take a strictly growth or value approach to investing when one style is currently in favor. Growth stocks tend to be more volatile than the overall stock market and can have sharp price declines as a result of earnings disappointments. Value stocks carry the risk that the market will not recognize their intrinsic value or that they are actually appropriately priced at a low level.

Market Risk. The Portfolio’s share price can fall because of weakness in the broad market, a particular industry, or specific holdings. The market as a whole can decline for many reasons, including adverse political or economic developments in the U.S. or abroad, changes in investor psychology, or heavy institutional selling. In addition, the subadviser’s assessment of companies held in the Portfolio may prove incorrect, resulting in losses or poor performance even in a rising market.

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PORTFOLIO SUMMARY: STOCK PORTFOLIO

Technology Sector Risk. There are numerous risks and uncertainties involved in investing in the technology sector. Historically, the prices of securities in this sector have tended to be volatile. If the Portfolio invests primarily in technology-related issuers, it bears an additional risk that economic events may affect a substantial portion of the Portfolio’s investments. In addition, at times equity securities of technology-related issuers may underperform relative to other sectors. The technology sector includes companies from various industries, including computer hardware, software, semiconductors, telecommunications, electronics, aerospace and defense, health care equipment and biotechnology, among others.

Issuer Risk. The value of a security may decline for a number of reasons directly related to the issuer, such as management performance, financial leverage and reduced demand for the issuer’s goods and services.

Performance Information

The following Risk/Return Bar Chart and Table illustrate the risks of investing in Class 1 shares of the Portfolio by showing changes in the Portfolio’s performance from calendar year to calendar year and comparing the Portfolio’s average annual returns to those of the Russell 1000® Growth Index. Fees and expenses incurred at the contract level are not reflected in the bar chart or table. If these amounts were reflected, returns would be less than those shown. Of course, past performance is not necessarily an indication of how the Portfolio will perform in the future.

(Class 1 Shares)

During the 10-year period shown in the bar chart, the highest return for a quarter was 19.03% (quarter ended March 31, 2012) and the lowest return for a quarter was -23.37% (quarter ended December 31, 2008). The year-to-date calendar return as of June 30, 2016 was -6.03%.

Average Annual Total Returns (For the periods ended December 31, 2015)

	1 Year	5 Years	10 Years

Class 1 Shares	10.54%	14.11%	8.82%
Class 2 Shares	10.37%	13.94%	8.66%
Class 3 Shares	10.25%	13.82%	8.55%
Russell 1000® Growth Index	5.67%	13.53%	8.53%

Investment Adviser

The Portfolio’s investment adviser is SunAmerica Asset Management, LLC. The Portfolio is subadvised by T. Rowe Price Associates, Inc. and the portfolio manager is noted below.

Portfolio Manager

Name	Portfolio Manager of the Portfolio Since	Title

Joseph B. Fath	2014	Vice President and Portfolio Manager

For important information about purchase and sales of Portfolio shares, taxes and payments made to broker-dealers and other financial intermediaries, please turn to the section “Important Additional Information” on page 84.

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IMPORTANT ADDITIONAL INFORMATION

Purchases and Sales of Portfolio Shares

Shares of the Portfolios may only be purchased or redeemed through Variable Contracts and variable life insurance policies offered by the separate accounts of participating life insurance companies. Shares of a Portfolio may be purchased and redeemed each day the New York Stock Exchange is open, at the Portfolio’s net asset value determined after receipt of a request in good order.

The Portfolios do not have any initial or subsequent investment minimums. However, your insurance company may impose investment or account value minimums. The prospectus (or other offering document) for your Variable Contract may contain additional information about purchases and redemptions of the Portfolios’ shares.

The Asset Allocation: Diversified Growth Portfolio, Multi-Managed Growth Portfolio, Multi-Managed Income/Equity Portfolio, Multi-Managed Income Portfolio, Multi-Managed Moderate Growth Portfolio and Stock Portfolio (collectively, the “Seasons Strategy Portfolios”) are available through the selection of one of four variable investment “Strategies” described in the Variable Contracts prospectus. The Seasons Strategy Portfolios may also be available indirectly though certain investment options under other Variable Contracts offered by the life insurance companies. You should be aware that if you select a “Strategy,” you will not invest directly in one of the Portfolios. Instead, each Strategy invests in three of these Portfolios and the allocation of assets among such Portfolios will vary depending on the objective of the Strategy. Please see your Variable Contract prospectus for additional information about the Strategies. The Asset Allocation: Diversified Growth Portfolio and the Stock Portfolio may also be available for individual investment in certain Variable Contracts.

Tax Information

The Portfolios will not be subject to U.S. federal income tax on the net investment company taxable income or net capital gains distributed to shareholders as ordinary income dividends or capital gain dividends; however, you may be subject to federal income tax (and a federal Medicare tax of 3.8% that applies to net investment income, including taxable annuity payments, if applicable) upon withdrawal from such tax deferred arrangements. Contractholders should consult the prospectus (or other offering document) for the Variable Contract for additional information regarding taxation.

Payments to Broker-Dealers and

Other Financial Intermediaries

The Portfolios are not sold directly to the general public but instead are offered as an underlying investment option for Variable Contracts. The Portfolios and their related companies may make payments to the sponsoring insurance company (or its affiliates) for distribution and/or other services. These payments may create a conflict of interest as they may be a factor that the insurance company considers in including the Portfolios as underlying investment options in the Variable Contract. The prospectus (or other offering document) for your Variable Contract may contain additional information about these payments.

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ADDITIONAL INFORMATION ABOUT THE PORTFOLIOS’ INVESTMENT STRATEGIES AND INVESTMENT RISKS

The Portfolios’ principal investment strategies and principal risks are described in their respective Portfolio Summaries. In addition to the principal strategies described there, the Portfolios may from time-to-time invest in other securities and use other investment techniques. We have identified below those securities and techniques and the non-principal risks associated with them. Descriptions of these investments and risks are provided in the “Glossary” section under “Investment Terminology” or “Risk Terminology.” In addition to those described herein, there are other securities and investment techniques in which the Portfolios may invest in limited instances, which are not described in this Prospectus. These securities and investment practices are listed in the Statement of Additional Information of Seasons Series Trust (the “Trust”), which you may obtain free of charge (see back cover).

From time to time, the Portfolios may take temporary defensive positions that are inconsistent with their principal investment strategies, in attempting to respond to adverse market, economic, political, or other conditions. There is no limit on a Portfolio’s investments in money market securities for temporary defensive purposes. If a Portfolio takes such a temporary defensive position, it may not achieve its investment goal.

The principal investment goal and strategies for each of the Portfolios in this Prospectus are non-fundamental and may be changed by the Board of Trustees (the “Board”) without investor approval. Investors will be given written notice in advance of any change to a Portfolio’s investment strategy that requires 80% of its net assets to be invested in certain securities. “Net assets” will take into account borrowings for investment purposes.

The Allocation Balanced Portfolio, Allocation Growth Portfolio, Allocation Moderate Growth Portfolio and Allocation Moderate Portfolio are collectively referred to as the “Managed Allocation Portfolios.”

SunAmerica Asset Management, LLC (“SAAMCo”) allocates new cash from share purchases over redemption requests equally among the Subadvisers for all Portfolios, unless SAAMCo determines that a different allocation of assets would be in the best interests of a Portfolio and its shareholders. SAAMCo intends, on a quarterly basis, to review the asset allocation in each Portfolio to determine the extent to which the portion of assets managed by a Subadviser differs from that portion managed by any other Subadviser of the Portfolio. If SAAMCo determines that the difference is significant, SAAMCo will re-allocate cash flows among the Subadvisers in an effort to effect a re-balancing of the Portfolio’s asset allocation. In general, SAAMCo will not rebalance or reallocate the existing assets of a Portfolio among Subadvisers. However, SAAMCo reserves the right, subject to the review of the Board, to reallocate assets from one Subadviser to another when it would be in the best interests of a Portfolio and its shareholders to do so. In some instances, where a reallocation results in a rebalancing of the Portfolio from a previous allocation, the effect of the reallocation may be to shift assets from a better performing Subadviser to a portion of the Portfolio with a relatively lower total return.

Managed Allocation Portfolios. Each of the Managed Allocation Portfolios invests only in a combination of the Underlying Portfolios and will be subject to the risks of the Underlying Portfolio to varying degrees based on its investments in each of the Underlying Portfolios. Additional risks that the Portfolios may be subject to are as follows:

Allocation Balanced Portfolio

•	Emerging markets risk
•	Real estate industry risk
•	Risk of investing in money market securities

Allocation Growth Portfolio

•	Real estate industry risk
•	Risk of investing in money market securities

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Allocation Moderate Growth Portfolio

•	Emerging markets risk
•	Real estate industry risk
•	Risk of investing in money market securities

Allocation Moderate Portfolio

•	Emerging markets risk
•	Real estate industry risk
•	Risk of investing in money market securities
•	Small-capitalization companies risk

The following chart reflects the percentage in which each Managed Allocation Portfolio was invested in the Underlying Portfolios as of March 31, 2016.

Portfolio	Allocation Balanced Portfolio	Allocation Growth Portfolio	Allocation Moderate Growth Portfolio	Allocation Moderate Portfolio
Diversified Fixed Income Portfolio	49.6%	16.1%	28.6%	37.0%
International Equity Portfolio	11.6%	25.6%	20.4%	16.2%
Large Cap Growth Portfolio	11.0%	18.5%	16.4%	14.8%
Large Cap Value Portfolio	8.8%	14.7%	12.8%	11.2%
Mid Cap Growth Portfolio	2.5%	6.0%	4.2%	3.7%
Mid Cap Value Portfolio	1.7%	4.0%	3.1%	2.4%
Real Return Portfolio	5.0%	1.4%	2.9%	3.6%
SA Columbia Focused Growth Portfolio	1.0%	1.6%	1.4%	1.2%
SA Columbia Focused Value Portfolio	1.4%	2.0%	1.7%	1.6%
Small Cap Portfolio	2.0%	5.2%	3.5%	3.1%
SunAmerica Series Trust High-Yield Bond Portfolio	4.4%	2.0%	3.0%	3.7%
SunAmerica Series Trust Real Estate Portfolio	1.0%	2.99%	2.0%	1.5%

The percentage in which each Managed Allocation Portfolio may invest in the Underlying Portfolios will vary over time. The Managed Allocation Portfolios are not required to invest in any particular Underlying Portfolio. SAAMCo may add, eliminate or replace Underlying Portfolios at any time and without notice.

Asset Allocation: Diversified Growth Portfolio. The Portfolio may also invest in investment grade fixed income securities and lower rated fixed securities or junk bonds (up to 20% of net assets), asset-backed and mortgage-backed securities, currency transactions, currency baskets, emerging markets, foreign government obligations, passive foreign investment companies (“PFICs”), special situations, hybrid instruments (up to 10%), exchange traded funds (“ETFs”) and real estate investment trusts (“REITs”).

Additional risks that the Portfolio may be subject to are as follows:

•	Currency volatility risk
•	Emerging markets risk
•	Extension risk
•	Foreign sovereign debt risk
•	Investment company risk
•	Mortgage- and asset-backed securities risk
•	Prepayment risk
•	Risk of investing in junk bonds
•	Risk of investing in money market securities

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Diversified Fixed Income Portfolio. The Portfolio may also invest in currency transactions, currency baskets, depositary receipts, emerging market securities, ETFs, PFICs, floating rate obligations (which include collateralized loan obligations (“CLOs”)), options and futures, hybrid instruments (up to 10%), interest rate swaps, mortgage swaps, caps, floors and collars, roll transactions, when-issued and delayed delivery securities, and special situations. The Portfolio may also invest in credit default swaps, including credit default swaps on indices (up to 10%), which may be used to hedge credit exposure. Additional risks that the Portfolio may be subject to are as follows:

•	Credit default swap risk
•	Counterparty risk
•	Currency volatility risk
•	Depositary receipts risk
•	Derivative risk
•	Emerging markets risk
•	Hedging risk
•	Illiquidity risk
•	Investment company risk
•	Risk of investing in money market securities
•	Roll transaction risk

International Equity Portfolio. The Portfolio may also invest in investment grade fixed income securities, U.S. Government securities, asset-backed and mortgage-backed securities, REITs, currency baskets, custodial receipts and trust certificates, options and futures, options on foreign currencies, options on securities and securities indices, hybrid instruments (up to 10%), interest rate caps, floors and collars, special situations, convertible securities, open-end and closed-end investment companies, ETFs, and unseasoned issuers. The Portfolio may also invest in junk bonds (up to 20%), short-term investments (up to 20%), depositary receipts and PFICs, participatory notes (p-notes), and illiquid securities (up to 15%). Additional risks that the Portfolio may be subject to are as follows:

•	Convertible securities risk
•	Credit risk
•	Depositary receipts risk
•	Derivatives risk
•	Illiquidity risk
•	Interest rate fluctuations risk
•	Investment company risk
•	Investment style risk
•	Mortgage- and asset-backed securities risk
•	Participatory notes risk
•	Real estate industry risks
•	Risk of investing in bonds
•	Risk of investing in junk bonds
•	Risk of investing in money market securities
•	Unseasoned companies risk
•	U.S. Government obligations risk

Large Cap Growth Portfolio. The Portfolio may also invest in small-cap stocks, investment grade fixed income securities, U.S. Government securities, asset-backed and mortgage-backed securities, REITs, currency transactions, currency baskets, custodial receipts and trust certificates, depositary receipts, options and futures, options on foreign currency, options on securities and securities indices, hybrid instruments (up to 10%), interest rate caps, floors and collars, unseasoned companies, special situations, ETFs and illiquid securities (up to 15% of net assets). Additional risks that the Portfolio may be subject to are as follows:

•	Credit risk
•	Currency volatility risk
•	Depositary receipts risk
•	Derivatives risk
•	Hedging risk
•	Illiquidity risk
•	Interest rate fluctuations risk
•	Investment company risk
•	Mortgage- and asset-backed securities risk
•	Real estate industry risks
•	Risk of investing in bonds
•	Risk of investing in junk bonds
•	Risk of investing in money market securities
•	Small-capitalization companies risk
•	Unseasoned companies risk
•	U.S. Government obligations risk

Large Cap Value Portfolio. The Portfolio may also invest in small-cap stocks, junk bonds (up to 10%), REITs, currency transactions, currency baskets,

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ADDITIONAL INFORMATION ABOUT THE PORTFOLIOS’ INVESTMENT STRATEGIES AND INVESTMENT RISKS

depositary receipts, emerging markets, options and futures, hybrid instruments (up to 10%), interest rate swaps, mortgage swaps, caps, floors and collars, convertible securities and warrants, open-end and closed-end investment companies, ETFs, PFICs, illiquid securities (up to 15% of net assets), investment grade fixed income securities, U.S. Government securities, asset-backed and mortgage-backed securities and special situations. Additional risks that the Portfolio may be subject to are as follows:

•	Convertible securities risk
•	Currency volatility risk
•	Depositary receipts risk
•	Derivatives risk
•	Emerging markets risk
•	Hedging risk
•	Illiquidity risk
•	Investment company risk
•	Mortgage- and asset-backed securities risk
•	Real estate industry risks
•	Risk of investing in bonds
•	Risk of investing in junk bonds
•	Risk of investing in money market securities
•	Small-capitalization companies risk
•	U.S. Government obligations risk

Mid Cap Growth Portfolio. The Portfolio may also invest in investment grade fixed income securities, companies in the technology sector, U.S. Government securities, asset-backed and mortgage-backed securities, REITs, currency transactions, currency baskets, depositary receipts, emerging markets, illiquid securities, including private placements (up to 15% of net assets), options and futures, hybrid instruments (up to 10%), interest rate swaps, mortgage swaps, caps, floors and collars, convertible securities and warrants, open-end and closed-end investment companies, ETFs, PFICs and special situations. Additional risks that the Portfolio may be subject to are as follows:

•	Convertible securities risk
•	Currency volatility risk
•	Depositary receipts risk
•	Derivatives risk
•	Emerging markets risk
•	Hedging risk
•	Illiquidity risk
•	Interest rate fluctuations risk
•	Investment company risk
•	Mortgage- and asset-backed securities risk
•	Real estate industry risks
•	Risk of investing in bonds
•	Risk of investing in money market securities
•	Technology sector risk
•	U.S. Government obligations risk

Mid Cap Value Portfolio. The Portfolio may also invest in investment grade fixed income securities, U.S. Government securities, junk bonds (up to 20%), asset-backed and mortgage-backed securities, currency transactions, currency baskets, custodial receipts and trust certificates, depositary receipts, emerging market issuers, options and futures, options on foreign currencies, options on securities and securities indices, hybrid instruments (up to 10%), interest rate caps, floors and collars, ETFs, convertible securities, initial public offering (“IPO”) investing and illiquid securities (up to 15% of net assets). Additional risks that the Portfolio may be subject to are as follows:

•	Convertible securities risk
•	Credit risk
•	Currency volatility risk
•	Depositary receipts risk
•	Derivatives risk
•	Emerging markets risk
•	Hedging risk
•	Illiquidity risk
•	Interest rate fluctuations risk
•	Investment company risk
•	IPO investing risk
•	Mortgage- and asset-backed securities risk
•	Risk of investing in bonds
•	Risk of investing in junk bonds
•	Risk of investing in money market securities
•	U.S. Government obligations risk

Multi-Managed Growth Portfolio, Multi-Managed Income Portfolio, Multi-Managed Income/Equity Portfolio and Multi-Managed Moderate Growth Portfolio. The Multi-Managed Portfolios’ assets are invested in the Fixed Income, Growth and/or Small-Cap Growth Components in varying degrees as set

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ADDITIONAL INFORMATION ABOUT THE PORTFOLIOS’ INVESTMENT STRATEGIES AND INVESTMENT RISKS

forth in each Portfolio’s investment strategy section in the “Portfolio Summaries.”

The Fixed Income Component may invest in currency transactions, currency baskets, PFICs, options and futures, special situations, forward foreign currency exchange contracts, U.S. Treasury inflation protection securities, roll transactions, total return swaps (up to 10%), short sales, floating rate obligations (which include CLOs), forward commitments, when-issued and delayed delivery securities and junk bonds (up to 20% of the component’s assets),

The Growth Component may invest in junk bonds (up to 35%), short-term investments (up to 25%), investment grade fixed income securities, U.S. Government securities, asset-backed and mortgage-backed securities, foreign securities, depositary receipts, currency transactions, currency baskets, emerging markets, options and futures and special situations.

The Small-Cap Growth Component may invest in short-term investments (up to 25%), options, investment grade fixed income securities, U.S. Government securities, asset-backed and mortgage-backed securities, foreign securities, depositary receipts, PFICs, options and futures and special situations.

The Portfolios may also invest in credit default swaps, including credit default swaps on indices (up to 10%), which may be used to hedge credit exposure. Additional risks that the Portfolios may be subject to are as follows:

•	Convertible securities risk
•	Counterparty risk
•	Credit default swap risk
•	Credit risk
•	Currency volatility risk
•	Derivatives risk
•	Emerging markets risk
•	Foreign investment risk
•	Hedging risk
•	Illiquidity risk
•	Investment company risk
•	Mortgage- and asset-backed securities risk
•	Risk of investing in junk bonds
•	Risk of investing in money market securities
•	Roll transaction risk
•	Short sales risk
•	Small- and medium capitalization companies risk
•	U.S. Government obligations risk

Real Return Portfolio. The Portfolio may also invest in U.S. Government securities, corporate debt instruments, inflation-adjusted debt securities, U.S. Government agency and instrumentalities, inflation-indexed securities, hybrid instruments, sovereign and supranational securities, emerging market countries, credit default swaps, including credit default swaps on indices (up to 5% for hedging purposes only), repurchase and reverse repurchase-agreements and short-term investments. Additional risks that the Portfolio may be subject to are as follows:

•	Credit default swap risk
•	Counterparty risk
•	Currency volatility risk
•	Emerging markets risk
•	Repurchase agreements risk
•	Risk of investing in money market securities

SA Columbia Focused Growth Portfolio. The Portfolio may also invest in convertible securities, warrants and rights, preferred stocks, junk bonds (up to 20%), foreign securities including emerging markets, short-term investments (up to 20%), options and futures, special situations, currency transactions, ETFs, fixed income securities, hybrid instruments (up to 10%), REITs and forward foreign currency exchange contracts. Additional risks that the Portfolio may be subject to are as follows:

•	Convertible securities risk
•	Credit risk
•	Currency volatility risk
•	Derivatives risk
•	Emerging markets risk
•	Hedging risk
•	Interest rate fluctuations risk
•	Investment company risk

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ADDITIONAL INFORMATION ABOUT THE PORTFOLIOS’ INVESTMENT STRATEGIES AND INVESTMENT RISKS

•	Real estate industry risks
•	Risk of investing in bonds
•	Risk of investing in junk bonds
•	Risk of investing in money market securities

SA Columbia Focused Value Portfolio. The Portfolio may also invest in foreign securities including emerging market issuers, junk bonds (up to 20%), forward foreign currency exchange contracts, ETFs, REITs, depositary receipts, PFICs, investment companies, convertible securities, warrants, rights, preferred securities, short-term investments (up to 25%), options and futures, special situations, currency transactions, hybrid instruments (up to 10%) and fixed income securities. Additional risks that the Portfolio may be subject to are as follows:

•	Active trading risk
•	Convertible securities risk
•	Credit risk
•	Currency volatility risk
•	Depositary receipts risk
•	Derivatives risk
•	Emerging markets risk
•	Foreign investment risk
•	Growth stock risk
•	Investment company risk
•	Real estate industry risks
•	Risk of investing in bonds
•	Risk of investing in junk bonds
•	Risk of investing in money market securities

Small Cap Portfolio. The Portfolio may also invest in equity securities of medium- and large-capitalization companies, growth stocks, depositary receipts, investment grade fixed income securities, U.S. Government securities, junk bonds (up to 20%), asset-backed and mortgage- backed securities, REITs, emerging markets, hybrid instruments (up to 10%), options and futures, interest rate swaps, mortgage swaps, caps, floors and collars, special situations, ETFs and unseasoned companies. The Portfolio may also invest in short-term investments (up to 20%), foreign securities (up to 30%) and PFICs.

Additional risks that the Portfolio may be subject to are as follows:

•	Credit risk
•	Currency volatility risk
•	Depositary receipts risk
•	Derivatives risk
•	Emerging markets risk
•	Growth stock risk
•	Hedging risk
•	Interest rate fluctuations risk
•	Investment company risk
•	Large-capitalization companies risk
•	Medium capitalization companies risk
•	Mortgage- and asset-backed securities risk
•	Real estate industry risks
•	Risk of investing in bonds
•	Risk of investing in junk bonds
•	Risk of investing in money market securities
•	Unseasoned companies risk
•	U.S. Government obligations risk

Stock Portfolio. The Portfolio may also invest in mid-cap stocks, investment grade fixed income securities, U.S. Government securities, asset-backed and mortgage-backed securities, depositary receipts, currency transactions, currency baskets, emerging markets, PFICs, illiquid securities (up to 15% of net assets), REITs, options and futures, special situation, convertible securities and warrants, open-end and closed-end investment companies, ETFs and hybrid instruments (up to 10%). Additional risks that the Portfolio may be subject to are as follows:

•	Convertible securities risk
•	Currency volatility risk
•	Depositary receipts risk
•	Derivatives risk
•	Emerging markets risk
•	Growth stock risk
•	Hedging risk
•	Illiquid securities
•	Investment company risk
•	Medium-capitalization companies risk
•	Mortgage- and asset-backed securities risk
•	Real estate industry risks
•	Risk of investing in bonds
•	Risk of investing in money market securities
•	U.S. Government obligations risk

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GLOSSARY

Investment Terminology

Capital appreciation/growth is an increase in the market value of securities held.

Credit Default Swap. A credit default swap is an agreement between two parties: a buyer of credit protection and a seller of credit protection. The buyer in a credit default swap agreement is obligated to pay the seller a periodic stream of payments over the term of the swap agreement. If no default or other designated credit event occurs, the seller of credit protection will have received a fixed rate of income throughout the term of the swap agreement. If a default or designated credit event does occur, the seller of credit protection must pay the buyer of credit protection the full value of the reference obligation. Credit default swaps may be structured based on an index or the debt of a basket of issuers, rather than a single issuer, and may be customized with respect to the default event that triggers purchase or other factors (for example, a particular number of defaults within a basket, or defaults by a particular combination of issuers within the basket, may trigger a payment obligation).

A currency basket consists of specified amounts of currencies of certain foreign countries.

Currency transactions include the purchase and sale of currencies to facilitate the settlement of securities transactions and forward currency contracts, which are used to hedge against changes in currency exchange rates or to enhance returns.

Custodial receipts and trust certificates represent interests in securities held by a custodian or trustee. The securities so held may include U.S. Government securities or other types of securities in which a Portfolio may invest. The custodial receipts or trust certificates may evidence ownership of future interest payments, principal payments or both on the underlying securities, or, in some cases, the payment obligation of a third party that has entered into an interest rate swap or other arrangement with the custodian or trustee. For certain securities laws purposes, custodial receipts and trust certificates may not be considered obligations of the U.S. Government or other issuer of the securities held by the custodian or trustee. If for tax purposes, a Portfolio is not considered to be the owner of the underlying securities held in the custodial or trust account, the Portfolio may suffer adverse tax consequences. As a holder of custodial receipts and trust certificates, a Portfolio will bear its proportionate share of the fees and expenses charged to the custodial account or trust. A Portfolio may also invest in separately issued interests in custodial receipts and trust certificates.

Defensive investments include high quality fixed income securities, repurchase agreements and other money market instruments. A Portfolio may make temporary defensive investments in response to adverse market, economic, political or other conditions. When a Portfolio takes a defensive position, it may miss out on investment opportunities that could have resulted from investing in accordance with its principal investment strategy. As a result, a Portfolio may not achieve its investment goal.

Depositary Receipts, which are generally considered foreign securities, include American Depositary Receipts (“ADRs”) and other depositary receipts, including Global Depositary Receipts (“GDRs”), European Depositary Receipts (“EDRs”) and others. ADRs are securities, typically issued by a U.S. financial institution (a “depositary”), that evidence ownership interests in a security or a pool of securities issued by a foreign issuer and deposited with the depositary. GDRs, EDRs and other types of Depositary Receipts are typically issued by foreign depositaries, although they may also be issued by U.S. depositaries, and evidence ownership interests in a security or pool of securities issued by either a foreign or a U.S. corporation. Depositary Receipts are not necessarily denominated in the same currency as the underlying securities to which they may be connected.

A derivative is a financial instrument, such as an option or futures contract, whose value is based on the performance of an underlying asset or an external benchmark, such as the price of a specified securities or an index.

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GLOSSARY

An “emerging market” country is any country that is included in the MSCI Emerging Markets Index. See definition of “Foreign securities” for additional information.

Equity securities, such as common stocks, represent shares of equity ownership in a corporation. Common stocks may or may not receive dividend payments. Certain securities have common stock characteristics, including certain convertible securities such as convertible bonds, convertible preferred stock, rights and warrants, and may be classified as equity securities. Investments in equity securities and securities with equity characteristics include:

•	Convertible securities are securities (such as bonds or preferred stocks) that may be converted into common stock of the same or a different company.

•	Market capitalization represents the total market value of the outstanding securities of a corporation. See separate definition for “Market Capitalization Ranges.”

•	Rights represent a preemptive right of stockholders to purchase additional shares of a stock at the time of a new issuance before the stock is offered to the general public.

•	Warrants are rights to buy common stock of a company at a specified price during the life of the warrant.

Equity swaps allow the parties to a swap agreement to exchange the dividend income or other components of return on an equity investment (for example, a group of equity securities or an index) for a component of return on another non-equity or equity investment.

Exchange Traded Funds (ETFs) are a type of investment company bought and sold on a securities exchange. An ETF trades like common stock and represents a portfolio of securities designed to track a particular market index. A Portfolio could purchase an ETF to gain exposure to a portion of the U.S. or a foreign market while awaiting purchase of underlying securities. The risks of owning an ETF generally reflect the risk of owning the underlying securities they are designed to track, although lack of liquidity in an ETF results in its being more volatile and ETFs have management fees which increase their cost. A Portfolio’s ability to invest in ETFs is limited by the Investment Company Act of 1940.

Fixed income securities are broadly classified as securities that provide for periodic payment, typically interest or dividend payments, to the holder of the security at a stated rate. Most fixed income securities, such as bonds, represent indebtedness of the issuer and provide for repayment of principal at a stated time in the future. Others do not provide for repayment of a principal amount. The issuer of a senior fixed income security is obligated to make payments on this security ahead of other payments to security holders. Investments in fixed income securities include:

•	Agency discount notes are high credit quality, short term debt instruments issued by federal agencies and government sponsored enterprises. These securities are issued at a discount to their par value.

•	Corporate debt instruments (bonds, notes and debentures) are securities representing a debt of a corporation. The issuer is obligated to repay a principal amount of indebtedness at a stated time in the future and in most cases to make periodic payments of interest at a stated rate.

•	An investment grade fixed income security is rated in one of the top four rating categories by a debt rating agency (or is considered of comparable quality by the adviser or subadviser). The two best-known debt rating agencies are S&P and Moody’s. Investment grade refers to any security rated “BBB” or above by S&P or Fitch Ratings (“Fitch”), or “Baa” or above by Moody’s, or if unrated, determined to be of comparable quality by the subadviser.

•	A junk bond is a high yield, high risk bond that does not meet the credit quality standards of an investment grade security.

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•	Mortgage-related and other asset-backed securities include mortgage pass-through securities, collateralized mortgage obligations (“CMOs”), commercial mortgage-backed securities, mortgage dollar rolls, CMO residuals, stripped mortgage-backed securities and other securities that directly or indirectly represent a participation in, or are secured by and payable from, mortgage loans or real property.

•	Municipal securities are debt obligations issued by or on behalf of states, territories and possessions of the U.S. and District of Columbia and their political subdivisions, agencies and instrumentalities. Municipal securities may be affected by uncertainties regarding their tax status, legislative changes or rights of municipal-securities holders.

•	Preferred stocks receive dividends at a specified rate and have preference over common stock in the payment of dividends and the liquidation of assets.

•	U.S. Government securities are issued or guaranteed by the U.S. Government, its agencies and instrumentalities. Some U.S. Government securities are issued or unconditionally guaranteed by the U.S. Treasury. They are of the highest possible credit quality. While these securities are subject to variations in market value due to fluctuations in interest rates, they are expected to be paid in full if held to maturity. Other U.S. Government securities are neither direct obligations of, nor guaranteed by, the U.S. Treasury. However, they involve federal sponsorship in one way or another. For example, some are backed by specific types of collateral; some are supported by the issuer’s right to borrow from the Treasury; some are supported by the discretionary authority of the Treasury to purchase certain obligations of the issuer; and others are supported only by the credit of the issuing government agency or instrumentality.
•	Zero-Coupon Bonds, Deferred Interest Bonds and PIK Bonds. Zero coupon and deferred interest bonds are debt obligations issued or purchased at a significant discount from face value. A step-coupon bond is one in which a change in interest rate is fixed contractually in advance. Payable-in-kind (“PIK”) bonds are debt obligations that provide that the issuer thereof may, at its option, pay interest on such bonds in cash or in the form of additional debt obligations.

Floating Rate Obligations have a coupon rate that changes at least annually and generally more frequently. The coupon rate is set in relation to money market rates. The obligations, issued primarily by banks, other corporations, governments and semi-governmental bodies, may have a maturity in excess of one year. In some cases, the coupon rate may vary with changes in the yield on Treasury bills or notes or with changes in LIBOR (London Interbank Offering Rate). A portfolio manager generally considers floating rate obligations to be liquid investments because a number of U.S. and foreign securities dealers make active markets in these securities. Floating rate obligations include Collateralized Loan Obligations (“CLOs”). CLOs include trusts typically collateralized by a pool of loans, which may include, among others, domestic and foreign senior secured loans, senior unsecured loans, and subordinate corporate loans, including loans that may be rated below investment grade or equivalent unrated loans. CLOs may charge management and other administrative fees.

Foreign securities are issued by companies located outside of the United States, including emerging markets. Foreign securities may include foreign corporate and government bonds, foreign equity securities, foreign investment companies, passive foreign investment companies (“PFICs”) and depositary receipts. An emerging market country is generally one with a low or middle income economy that is in the early stages of its industrialization cycle. For fixed income investments, an emerging market includes those where the sovereign credit rating is below investment grade. Emerging market countries may change over time depending on market and

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economic conditions and the list of emerging market countries may vary by adviser or subadviser. Foreign securities includes those securities issued by companies whose principal securities trading markets are outside the U.S., that derive a significant share of their total revenue from either goods or services produced or sales made in markets outside the U.S., that have a significant portion of their assets outside the U.S., that are linked to non-U.S. dollar currencies or that are organized under the laws of, or with principal offices in, another country.

Forward foreign currency exchange contracts involve bilateral obligations of one party to purchase, and another party to sell, a specific currency at a future date (which may be any fixed number of days from the date the contract is entered into). These contracts are traded in the interbank market conducted directly between currency traders (usually large commercial banks) and their customers.

Fundamental Analysis is a method of evaluating a security or company by attempting to measure its intrinsic value by examining related economic, financial and other qualitative and quantitative factors.

A “Growth” philosophy is a strategy of investing in securities believed to offer the potential for capital appreciation. It focuses on securities of companies that are considered to have a historical record of above- average growth rate, significant growth potential, above-average earnings growth or value, the ability to sustain earnings growth, or that offer proven or unusual products or services, or operate in industries experiencing increasing demand.

“High quality” instruments have a very strong capacity to pay interest and repay principal; they reflect the issuers’ high creditworthiness and low risk of default.

Hybrid instruments, such as indexed or structured securities, can combine the characteristics of securities, futures, and options. For example, the principal amount, redemption, or conversion terms of a security could be related to the market price of some commodity, currency, or securities index. Such securities may bear interest or pay dividends at below market (or even relatively nominal) rates. Under certain conditions, the redemption value of such an investment could be zero. In addition, another type of hybrid instrument is a credit linked note, in which a special purpose entity issues an over-the-counter structured note that is intended to replicate a bond or a portfolio of bonds, or with respect to the unsecured credit of an issuer.

Illiquid/Restricted securities are subject to legal or contractual restrictions that may make them difficult to sell. A security that cannot easily be sold within seven days will generally be considered illiquid. Certain restricted securities (such as Rule 144A securities) are not generally considered illiquid because of their established trading market.

Income is interest payments from bonds or dividends from stocks.

Interest rate swaps, caps, floors and collars. Interest rate swaps involve the exchange by a Portfolio with another party of their respective commitments to pay or receive interest, such as an exchange of fixed-rate payments for floating rate payments. The purchase of an interest rate cap entitles the purchaser, to the extent that a specified index exceeds a predetermined interest rate, to receive payment of interest on a notional principal amount from the party selling such interest rate cap. The purchase of an interest rate floor entitles the purchaser, to the extent that a specified index falls below a predetermined interest rate, to receive payments of interest on a notional principal amount from the party selling the interest rate floor. An interest rate collar is the combination of a cap and a floor that preserves a certain return within a predetermined range of interest rates.

An IPO investment consists of a Portfolio’s purchase of shares issued as part of, or a short period after, companies’ initial public offerings (“IPOs”). A portion of a Portfolio’s return may be attributable to the Portfolio’s investment in IPOs. IPO risk involves the risks associated with companies that have little operating history as public companies, as well as to the risks inherent in those sectors of the market where these new issuers operate. The market for IPO issuers has been volatile, and share prices of newly-public companies have fluctuated in significant amounts over short periods of time.

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Market capitalization ranges. Companies are determined to be large-cap companies, mid-cap companies, or small-cap companies based upon the total market value of the outstanding common stock (or similar securities) of the company at the time of purchase. The market capitalization of the companies in the Portfolios and the indices described below change over time. A Portfolio will not automatically sell or cease to purchase stock of a company that it already owns just because the company’s market capitalization grows or falls outside this range. With respect to all Portfolios, except as noted on a Portfolio’s “Portfolio Summaries”:

•	Large-Cap companies will generally include companies whose market capitalizations are equal to or greater than the market capitalization of the smallest company in the Russell 1000® Index during the most recent 12-month period. As of the most recent annual reconstitution of the Russell 1000® Index on June 24, 2016, the market capitalization range of the companies in the Russell 1000® Index was approximately $2.0 billion to $549.7 billion.

•	Mid-Cap companies will generally include companies whose market capitalizations range from the market capitalization of the smallest company included in the Russell Midcap® Index to the market capitalization of the largest company in the Russell Midcap® Index during the most recent 12-month period. As of the most recent annual reconstitution of the Russell Midcap® Index on June 24, 2016, the market capitalization range of the companies in the Russell Midcap® Index was $2.0 billion to $26.2 billion.

•	Small-Cap companies will generally include companies whose market capitalizations are equal to or less than the market capitalization of the largest company in the Russell 2000® Index during the most recent 12-month period. As of the most recent annual reconstitution of the Russell 2000® Index on June 24, 2016, the market capitalization range of the companies in the Russell 2000® Index was $132.9 million to $3.9 billion.

Mortgage swaps are similar to interest-rate swaps in that they represent commitments to pay and receive interest. The notional principal amount, upon which the value of the interest payments is based, is tied to a reference pool or pools of mortgages.

“Net assets” when referred to under “Investment Strategies” for a Portfolio takes into account borrowings for investment purposes.

Options and futures are contracts involving the right to receive or the obligation to deliver assets or money depending on the performance of one or more underlying assets, instruments or a market or economic index. An option gives its owner the right, but not the obligation, to buy (“call”) or sell (“put”) a specified amount of a security at a specified price within a specified time period. Certain Portfolios may purchase listed options on various indices in which the Portfolios may invest. A futures contract is an exchange-traded legal contract to buy or sell a standard quantity and quality of a commodity, financial instrument, index, etc. at a specified future date and price. Certain Portfolios may also purchase and write (sell) option contracts on swaps, commonly referred to as swaptions. A swaption is an option to enter into a swap agreement. Like other types of options, the buyer of a swaption pays a non-refundable premium for the option and obtains the right, but not the obligation, to enter into an underlying swap on agreed-upon terms. The seller of a swaption, in exchange for the premium, becomes obligated (if the option is exercised) to enter into an underlying swap on agreed-upon terms. When a Portfolio purchases an over-the-counter swaption, it increases its credit risk exposure to the counterparty.

Participatory Notes (P-notes). P-notes are participation interest notes that are issued by banks or broker-dealers and are designed to offer a return linked to a particular underlying equity, debt, currency or market. If the P-note were held to maturity, the issuer would pay to, or receive from, the purchaser the difference between the nominal value of the underlying instrument at the time of purchase and that instrument’s value at maturity. The holder of a P-note that is linked to a particular underlying security or

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instrument may be entitled to receive any dividends paid in connection with that underlying security or instrument, but typically does not receive voting rights as it would if it directly owned the underlying security or instrument.

Qualitative analysis uses subjective judgment based on nonquantifiable information, such as, but not limited to, management expertise, industry cycles, strength of research and development, and labor relations. This type of analysis technique is different than quantitative analysis, which focuses on numbers. The two techniques, however, will often be used together.

Quantitative analysis is an analysis of financial information about a company or security to identify securities that have the potential for growth or are otherwise suitable for a fund to buy. Quantitative analysis may look at traditional indicators such as price-to-book value, price-to-earnings ratios, cash flow, dividends, dividend yields, earnings, earning yield, among others.

Registered investment companies are investments by a Portfolio in other investment companies which are registered in accordance with the federal securities laws.

REITs (real estate investment trusts) are trusts that invest primarily in commercial real estate or real estate related loans. The value of an interest in a REIT may be affected by the value and the cash flows of the properties owned or the quality of the mortgages held by a Portfolio.

Roll transactions involve the sale of mortgage or other asset-backed securities (“roll securities”) with the commitment to purchase substantially similar (same type, coupon and maturity) but not identical securities on a specified future date.

Short sales involve the selling of a security which a Portfolio does not own in anticipation of a decline in the market value of the security. In such transactions a Portfolio borrows the security for delivery to the buyer and must eventually replace the borrowed security for return to the lender. A Portfolio bears the risk that price at the time of replacement may be greater than the price at which the security was sold. A short sale is “against the box” to the extent that a Portfolio contemporaneously owns, or has the right to obtain without payment, securities identical to those sold short.

Short-term investments include money market securities such as short-term U.S. Government obligations, repurchase agreements, commercial paper, bankers’ acceptances and certificates of deposit. These securities provide a Portfolio with sufficient liquidity to meet redemptions and cover expenses.

A special situation arises when, in the opinion of the adviser or a subadviser, the securities of a particular issuer will be recognized and appreciate in value due to a specific development with respect to the issuer. Developments creating a special situation might include, among others, a new product or process, a technological breakthrough, a management change or other extraordinary corporate events, or differences in market supply of and demand for the security. Investment in special situations may carry an additional risk of loss in the event that the anticipated development does not occur or does not attract the expected attention.

Total return is a measure of performance which combines all elements of return including income and capital gain or loss; it represents the change in a value of an investment over a given period expressed as a percentage of the initial investment.

Total return swaps are contracts that obligate a party to pay or receive interest in exchange for the payment by the other party of the total return generated by a security, a basket of securities, an index or an index component.

Unseasoned companies are companies that have operated (together with their predecessors) less than three years. The securities of such companies may have limited liquidity, which can result in their being priced higher or lower than might otherwise be the case. In addition, investments in unseasoned companies are more speculative and entail greater risk than do investments in companies with established operating records.

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U.S. Treasury inflation protection securities are issued by the United States Department of the Treasury with a nominal return linked to the inflation rate in prices. The index used to measure inflation is the non-seasonally adjusted U.S. City Average All Items Consumer Price Index for All Urban Consumers. The value of the principal is adjusted for inflation, and pays interest every six months. The interest payment is equal to a fixed percentage of the inflation-adjusted value of the principal. The final payment of principal of the security will not be less than the original par amount of the security at issuance.

A “Value” philosophy is a strategy of investing in securities that are believed to be undervalued in the market. It often reflects a contrarian approach in that the potential for superior relative performance is believed to be highest when fundamentally solid companies are out of favor. The selection criteria is generally calculated to identify stocks of companies with solid financial strength that have low price-earnings ratios and have generally been overlooked by the market, or companies undervalued within an industry or market capitalization category.

When-issued securities, delayed delivery and forward commitment transactions. The Portfolios may purchase or sell when-issued securities that have been authorized but not yet issued in the market. In addition, a Portfolio may purchase or sell securities on a forward commitment basis. A forward commitment involves entering into a contract to purchase or sell securities, typically on an extended settlement basis, for a fixed price at a future date. The Portfolios may engage in when-issued or forward commitment transactions in order to secure what is considered to be an advantageous price and yield at the time of entering into the obligation. The purchase of securities on a when-issued or forward commitment basis involves a risk of loss if the value of the security to be purchased declines before the settlement date. Conversely, the sale of securities on a when-issued or forward commitment basis involves the risk that the value of the securities sold may increase before the settlement date.

Yield is the annual dollar income received on an investment expressed as a percentage of the current or average price.

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Risk Terminology

Active Trading Risk. A strategy used whereby a Portfolio may engage in frequent trading of portfolio securities to achieve its investment goal. Active trading may result in high portfolio turnover and correspondingly greater brokerage commissions and other transaction costs for the Portfolio. During periods of increased market volatility, active trading may be more pronounced.

Affiliated Fund Risk. The Adviser chooses the Underlying Portfolios in which the Managed Allocation Portfolios invest. As a result, the Adviser may be subject to potential conflicts of interest in selecting the Underlying Portfolios because the fees payable to it by some of the Underlying Portfolios are higher than the fees payable by other Underlying Portfolios and because the Adviser is also responsible for managing portions of certain Underlying Portfolios. However, the Adviser has a fiduciary duty to act in the Portfolios’ best interests when selecting the Underlying Portfolios.

Affiliated Fund Rebalancing Risk. Certain Portfolios may be investment options for other mutual funds for which the Adviser serves as investment adviser that are managed as “funds of funds.” From time to time, such Portfolios may experience relatively large redemptions or investments due to the rebalancing of a fund of funds. In the event of such redemptions or investments, such Portfolios could be required to sell securities or to invest cash at a time when it is not advantageous to do so.

Asset Allocation Risk. With respect to the Managed Allocation Portfolios, each Portfolio’s risks will directly correspond to the risks of the Underlying Portfolios in which it invests. A Portfolio is subject to the risk that the selection of the Underlying Portfolios and the allocation and reallocation of the Portfolio’s assets among the various asset classes and market sectors may not produce the desired result.

Call Risk. The risk that an issuer will exercise its right to pay principal on a debt obligation (such as a mortgage-backed security) that is held by a Portfolio earlier than expected. This may happen when there is a decline in interest rates. Under these circumstances, the Portfolio may be unable to recoup all of its initial investment and will also suffer from having to reinvest in lower-yielding securities.

Concentration Risk. When a Portfolio concentrates its investments in assets in a particular industry, the Portfolio is more sensitive to factors affecting that industry, such as changes in the regulatory or competitive environment or in investor perceptions regarding an industry. This means that the value of the Portfolio is subject to greater volatility than a portfolio that invests in a broader range of companies and industries.

Convertible Securities Risk. Convertible securities, like fixed income securities, tend to increase in value when interest rates decline and decrease in value when interest rates rise. The market value of a convertible security also tends to increase as the market value of the underlying stock rises and decrease as the market value of the underlying stock declines. This correlation increases as the stock price moves closer to the convertible price.

Counterparty Risk. Counterparty risk is the risk that a counterparty to a security, loan or derivative held by a Portfolio becomes bankrupt or otherwise fails to perform its obligations due to financial difficulties. The Portfolio may experience significant delays in obtaining any recovery in a bankruptcy or other reorganization proceeding, and there may be no recovery or limited recovery in such circumstances.

Country, Sector or Industry Focus Risk. To the extent a Portfolio invests a significant portion of its assets in one or only a few countries, sectors or industries at a time, the Portfolio will face a greater risk of loss due to factors affecting that single or those few countries, sectors or industries than if the Portfolio always maintained wide diversity among the countries, sectors and industries in which it invests.

Credit Risk. Credit risk applies to most debt securities, but is generally not a factor for obligations backed by the “full faith and credit” of the U.S.

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Government. A Portfolio could lose money if the issuer of a fixed income security is unable or perceived to be unable to pay interest or repay principal when it becomes due. Various factors could affect the issuer’s actual or perceived willingness or ability to make timely interest or principal payments, including changes in the issuer’s financial condition or in general economic conditions.

An issuer with a lower credit rating will be more likely than a higher rated issuer to default or otherwise become unable to honor its financial obligations. Issuers with low credit ratings typically issue Junk Bonds. In addition to the risk of default, junk bonds may be more volatile, less liquid, more difficult to value and more susceptible to adverse economic conditions or investor perceptions than other bonds.

Credit Default Swap Risk. A credit default swap is an agreement between two parties: a buyer of credit protection and a seller of credit protection. The buyer in a credit default swap agreement is obligated to pay the seller a periodic stream of payments over the term of the swap agreement. If no default or other designated credit event occurs, the seller of credit protection will have received a fixed rate of income throughout the term of the swap agreement. If a default or designated credit event does occur, the seller of credit protection must pay the buyer of credit protection the full value of the reference obligation. Credit default swaps increase counterparty risk when a Portfolio is the buyer. The absence of a central exchange or market for swap transactions has led, in some instances, to difficulties in trading and valuation, especially in the event of market disruptions. Recent legislation will require most swaps to be executed through a centralized exchange or regulated facility and be cleared through a regulated clearinghouse. The swap market could be disrupted or limited as a result of this legislation, which could adversely affect a Portfolio. Moreover, the establishment of a centralized exchange or market for swap transactions may not result in swaps being easier to trade or value.

Currency Volatility Risk. The value of a Portfolio’s foreign investments may fluctuate due to changes in currency exchange rates. A decline in the value of foreign currencies relative to the U.S. dollar generally can be expected to depress the value of a Portfolio’s non-U.S. dollar-denominated securities.

Depositary Receipts Risk. Depositary receipts are generally subject to the same risks as the foreign securities that they evidence or into which they may be converted. Depositary receipts may or may not be jointly sponsored by the underlying issuer. The issuers of unsponsored depositary receipts are not obligated to disclose information that is considered material in the United States. Therefore, there may be less information available regarding these issuers and there may not be a correlation between such information and the market value of the depositary receipts. Certain depositary receipts are not listed on an exchange and therefore may be considered to be illiquid securities.

Derivatives Risk. A derivative is any financial instrument whose value is based on, and determined by, another security, index or benchmark (i.e., stock options, futures, caps, floors, etc.). In recent years, derivative securities have become increasingly important in the field of finance. Futures and options are now actively traded on many different exchanges. Forward contracts, swaps, and many different types of options are regularly traded outside of exchanges by financial institutions in what are termed “over the counter” markets. Other more specialized derivative securities often form part of a bond or stock issue. To the extent a contract is used to hedge another position in a Portfolio, the Portfolio will be exposed to the risks associated with hedging described below. To the extent an option or futures contract is used to enhance return, rather than as a hedge, a Portfolio will be directly exposed to the risks of the contract. Gains or losses from non-hedging positions may be substantially greater than the cost of the position.

Emerging Markets Risk. The risks associated with investments in foreign securities are heightened in connection with investments in the securities of issuers in developing or “emerging market” countries. Generally, the economic, social, legal, and political structures in emerging market countries are less diverse, mature and stable than those in developed countries. Risks associated with investments in emerging markets may include: delays in settling portfolio securities transactions; currency and capital controls; greater sensitivity to interest rate changes;

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pervasiveness of corruption and crime; exchange rate volatility; inflation, deflation or currency devaluation; violent military or political conflicts; confiscations and other government restrictions by the United States or other governments; and government instability. As a result, investments in emerging market securities tend to be more volatile than investments in developed countries.

Equity Securities Risk. This is the risk that stock prices will fall over short or extended periods of time. Although the stock market has historically outperformed other asset classes over the long term, the stock market tends to move in cycles. Individual stock prices fluctuate from day-to-day and may underperform other asset classes over an extended period of time. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These price movements may result from factors affecting individual companies, industries or the securities market as a whole.

Extension Risk. The risk that an issuer will exercise its right to pay principal on an obligation held by a Portfolio (such as a mortgage-backed security) later than expected. This may happen when there is a rise in interest rates. Under these circumstances the value of the obligation will decrease, and the Portfolio will also suffer from the inability to invest in higher yielding securities.

Focused Portfolio Risk. A Portfolio that invests in a limited number of companies may have more volatility in its net asset value (“NAV”) and is considered to have more risk than a portfolio that invests in a greater number of companies because changes in the value of a single security may have a more significant effect, either negative or positive, on the Portfolio’s NAV. To the extent a Portfolio invests its assets in fewer securities, the Portfolio is subject to greater risk of loss if any of those securities decline in price.

Foreign Investment Risk. Investments in foreign countries are subject to a number of risks. A principal risk is that fluctuations in the exchange rates between the U.S. dollar and foreign currencies may negatively affect the value of an investment. In addition, there may be less publicly available information about a foreign company and it may not be subject to the same uniform accounting, auditing and financial reporting standards as U.S. companies. Foreign governments may not regulate securities markets and companies to the same degree as the U.S. Foreign investments will also be affected by local political or economic developments and governmental actions by the United States or other governments. Consequently, foreign securities may be less liquid, more volatile and more difficult to price than U.S. securities. These risks are heightened for emerging markets issuers. Historically, the markets of emerging market countries have been more volatile than more developed markets; however, such markets can provide higher rates of return to investors.

Forward Currency Contracts Risk. The use of forward contracts involves the risk of mismatching a Portfolio’s objective under a forward contract with the value of securities denominated in a particular currency. Such transactions reduce or preclude the opportunity for gain if the value of the currency should move in the direction opposite to the position taken. There is an additional risk to the effect that currency contracts create exposure to currencies in which a Portfolio’s securities are not denominated. Unanticipated changes in currency prices may result in poorer overall performance for a Portfolio than if it had not entered into such contracts.

Foreign Sovereign Debt Risk. Foreign sovereign debt securities are subject to the risk that a governmental entity may delay or refuse to pay interest or repay principal on its sovereign debt, due, for example, to cash flow problems, insufficient foreign currency reserves, political social and economic considerations, the relative size of the governmental entity’s debt position in relation to the economy or the failure to put in place economic reforms required by the International Monetary Fund or other multilateral agencies. If a governmental entity defaults, it may ask for more time in which to pay or for further loans.

Fund-of-Funds Risk. The costs of investing in certain Portfolios, as funds-of-funds, may be higher than the costs of investing in a mutual fund that only invests directly in individual securities. An Underlying Portfolio may change its investment objective or

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policies without the Portfolio’s approval, which could force the Portfolio to withdraw its investment from such Underlying Portfolio at a time that is unfavorable to the Portfolio. In addition, one Underlying Portfolio may buy the same securities that another Underlying Portfolio sells. Therefore, the Portfolio would indirectly bear the costs of these trades without accomplishing any investment purpose.

Growth Stock Risk. Growth stocks can be volatile for several reasons. Since the issuers usually reinvest a high portion of earnings in their own business, growth stocks may lack the dividend yield associated with value stocks that can cushion total return in a bear market. Also, growth stocks normally carry a higher price/earnings ratio than many other stocks. Consequently, if earnings expectations are not met, the market price of growth stocks will often go down more than other stocks. However, the market frequently rewards growth stocks with price increases when expectations are met or exceeded.

Hedging Risk. A hedge is an investment made in order to reduce the risk of adverse price movements in a security, by taking an offsetting position in a related security (often a derivative, such as an option or a short sale). While hedging strategies can be very useful and inexpensive ways of reducing risk, they are sometimes ineffective due to unexpected changes in the market or exchange rates. Hedging also involves the risk that changes in the value of the related security will not match those of the instruments being hedged as expected, in which case any losses on the instruments being hedged may not be reduced. For gross currency hedges, there is an additional risk, to the extent that these transactions create exposure to currencies in which a Portfolio’s securities are not denominated. Moreover, while hedging can reduce or eliminate losses, it can also reduce or eliminate gains.

Illiquidity Risk. Illiquidity risk exists when particular investments are difficult to sell. Although most of a Portfolio’s investments must be liquid at the time of investment, investments may become illiquid after purchase by the Portfolio, particularly during periods of market turmoil. When a Portfolio holds illiquid investments, its investments may be harder to value, especially in changing markets, and if the Portfolio is forced to sell these investments to meet redemption requests or for other cash needs, the Portfolio may suffer a loss. In addition, when there is illiquidity in the market for certain investments, a Portfolio, due to limitations on illiquid investments, may be unable to achieve its desired level of exposure to a certain sector. Portfolios that invest in non-investment grade fixed income securities and emerging market country issuers will be especially subject to the risk that during certain periods, the liquidity of particular issuers or industries, or all securities within a particular investment category, will shrink or disappear suddenly and without warning as a result of adverse economic, market or political events, or adverse investor perceptions whether or not accurate.

Indexing Risk. A portion of certain Portfolios are passively-managed to an index and, as a result, that portion generally will not sell securities in its portfolio and buy different securities over the course of a year other than in conjunction with changes in its target index, even if there are adverse developments concerning a particular security, company or industry. As a result, you may suffer losses that you would not experience with an actively-managed mutual fund.

Initial Public Offering (IPO) Investing Risk. A Portfolio’s purchase of shares issued as part of, or a short period after, companies’ IPOs exposes it to the risks associated with companies that have little operating history as public companies, as well as to the risks inherent in those sectors of the market where these new issuers operate. The market for IPO issuers has been volatile, and share prices of newly-public companies have fluctuated in significant amounts over short periods of time.

Interest Rate Fluctuations Risk. Fixed income securities may be subject to volatility due to changes in interest rates. The market value of bonds and other fixed income securities usually tends to vary inversely with the level of interest rates; as interest rates rise the value of such securities typically falls, and as interest rates fall, the value of such securities typically rises. Longer-term and lower coupon bonds tend to be more sensitive to changes in interest rates.

Investment Company Risk. The risks of a Portfolio owning other investment companies, including ETFs, generally reflect the risks of owning the underlying

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securities they are designed to track, although lack of liquidity in these investments could result in it being more volatile than the underlying portfolio of securities. Disruptions in the markets for the securities underlying the other investment companies purchased or sold by a Portfolio could result in losses on the Portfolio’s investment in such securities. Other investment companies also have management fees that increase their costs versus owning the underlying securities directly.

Investment Style Risk. Different investment styles tend to shift in and out of favor, depending on market conditions and investor sentiment. Because a Portfolio may hold stocks with both growth and value characteristics, it could underperform other stock Portfolios that take a strictly growth or value approach to investing when one style is currently in favor. Growth stocks tend to be more volatile than the overall stock market and can have sharp price declines as a result of earnings disappointments. Value stocks carry the risk that the market will not recognize their intrinsic value or that they are actually appropriately priced at a low level.

Issuer Risk. The value of a security may decline for a number of reasons directly related to the issuer, such as management performance, financial leverage and reduced demand for the issuer’s goods and services.

Large-Capitalization Companies Risk. Large-cap companies tend to go in and out of favor based on market and economic conditions. Large-cap companies tend to be less volatile than companies with smaller market capitalizations. In exchange for this potentially lower risk, a Portfolio’s value may not rise as much as the value of portfolios that emphasize smaller companies.

Management Risk. An actively-managed investment portfolio is subject to management risk. The portfolio managers of an actively-managed portfolio apply investment techniques and risk analyses in making investment decisions, but there can be no guarantee that these decisions or individual securities selected by the portfolio managers will produce the desired results.

Market Risk. A Portfolio’s share price can fall because of weakness in the broad market, a particular industry, or specific holdings. The market as a whole can decline for many reasons, including adverse political or economic developments in the U.S. or abroad, changes in investor psychology, or heavy institutional selling. The prospects for a sector, an industry or an issuer may deteriorate because of a variety of factors, including disappointing earnings or changes in the competitive environment. In addition, the adviser’s or a subadviser’s assessment of companies held in a Portfolio may prove incorrect, resulting in losses or poor performance even in a rising market. Finally, a Portfolio’s investment approach could fall out of favor with the investing public, resulting in lagging performance versus other comparable portfolios. The value of a security may decline for a number of reasons directly related to the issuer, such as management performance, financial leverage and reduced demand for the issuer’s goods and services.

Mortgage- and Asset-Backed Securities Risk. Mortgage- and asset-backed securities represent interests in “pools” of mortgages or other assets, including consumer loans or receivables held in trust. The characteristics of these mortgage-backed and asset-backed securities differ from traditional fixed-income securities. Mortgage-backed securities are subject to “prepayment risk” and “extension risk.” Prepayment risk is the risk that, when interest rates fall, certain types of obligations will be paid off by the obligor more quickly than originally anticipated and a Portfolio may have to invest the proceeds in securities with lower yields. Extension risk is the risk that, when interest rates rise, certain obligations will be paid off by the obligor more slowly than anticipated causing the value of these securities to fall. Small movements in interest rates (both increases and decreases) may quickly and significantly reduce the value of certain mortgage-backed securities. These securities also are subject to risk of default on the underlying mortgage, particularly during periods of economic downturn.

Municipal Securities Risk. Municipal securities may be fully or partially backed by the taxing authority of the local government, by the credit of a private issuer, by the current or anticipated revenues from a specific project or specific assets or by domestic or foreign entities providing credit support, such as letters of credit, guarantees or insurance, and are generally

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classified into general obligation bonds and special revenue obligations. General obligation bonds are backed by an issuer’s taxing authority and may be vulnerable to limits on a government’s power or ability to raise revenue or increase taxes. They may also depend for payment on legislative appropriation and/or funding or other support from other governmental bodies. Revenue obligations are payable from revenues generated by a particular project or other revenue source, and are typically subject to greater risk of default than general obligation bonds because investors can look only to the revenue generated by the project or other revenue source backing the project, rather than to the general taxing authority of the state or local government issuer of the obligations. Because many municipal securities are issued to finance projects in sectors such as education, health care, transportation and utilities, conditions in those sectors can affect the overall municipal market.

Participatory Notes Risk. Participatory notes are issued by banks or broker-dealers and are designed to replicate the performance of certain securities or markets. Participatory notes are a type of equity-linked derivative which generally are traded over-the-counter. The performance results of participatory notes will not replicate exactly the performance of the securities or markets that the notes seek to replicate due to transaction costs and other expenses. Investments in participatory notes involve the same risks associated with a direct investment in the shares of the companies the notes seek to replicate. Participatory notes constitute general unsecured contractual obligations of the banks or broker-dealers that issue them, and a Portfolio is relying on the creditworthiness of such banks or broker-dealers and has no rights under a participatory note against the issuers of the securities underlying such participatory notes.

Prepayment Risk. Prepayment risk is the possibility that the principal of the loans underlying mortgage-backed or other pass-through or fixed income securities may be prepaid at any time. As a general rule, prepayments increase during a period of falling interest rates and decrease during a period of rising interest rates. This can reduce the returns of a Portfolio because the Portfolio will have to reinvest that money at the lower prevailing interest rates. In periods of increasing interest rates, the occurrence of prepayments generally declines, with the effect that the securities subject to prepayment risk held by a Portfolio may exhibit price characteristics of longer-term debt securities.

Real Estate Industry Risks. These risks include declines in the value of real estate, risks related to general and local economic conditions, overbuilding and increased competition, increases in property taxes and operating expenses, changes in zoning laws, casualty or condemnation losses, fluctuations in rental income, changes in neighborhood values, the appeal of properties to tenants and increases in interest rates. A Portfolio also could be subject to the risks of direct ownership as a result of a default on a debt security it may own. If a Portfolio has rental income or income from the disposition of real property, the receipt of such income may adversely affect its ability to retain its tax status as a regulated investment company. In addition, REITs are dependent upon management skill, may not be diversified and are subject to project financing risks. REITs are also subject to heavy cash flow dependency, defaults by borrowers, self-liquidation and the possibility of failing to qualify for tax-free pass-through of income under the Internal Revenue Code of 1986, as amended, and to maintain exemption from registration under the Investment Company Act of 1940, as amended.

Repurchase Agreements Risk. Repurchase agreements are agreements in which the seller of a security to a Portfolio agrees to repurchase that security from the Portfolio at a mutually agreed upon price and date. Repurchase agreements carry the risk that the counterparty may not fulfill its obligations under the agreement. This could cause a Portfolio’s income and the value of your investment to decline.

Risk of Investing in Bonds. As with any fund that invests significantly in bonds, the value of your investment in a Portfolio may go up or down in response to changes in interest rates or defaults (or even the potential for future defaults) by bond issuers. The market value of bonds and other fixed income securities usually tends to vary inversely with the level of interest rates; as interest rates rise the value of such securities typically falls, and as interest rates fall, the value of such securities typically rises. Longer-term

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and lower coupon bonds tend to be more sensitive to changes in interest rates.

Risks of Investing in Inflation-Indexed Securities. Inflation-indexed securities are debt instruments whose principal is indexed to an official or designated measure of inflation, such as the Consumer Price Index in the United States. Inflation-indexed securities issued by a foreign government or foreign corporation are adjusted to reflect a comparable inflation index, calculated by that government. Inflation-indexed securities are sensitive to changes in the real interest rate, which is the nominal interest rate minus the expected rate of inflation. The price of an inflation-indexed security will increase if real interest rates decline, and decrease if real interest rates increase. If the interest rate rises for reasons other than inflation, the value of such instruments can be negatively impacted. Interest income will vary depending on changes to the principal amount of the security. For U.S. tax purposes, both interest payments and inflation adjustments to principal are treated as interest income subject to taxation when received or accrued, and inflation adjustments to principal are subject to taxation when the adjustment is made and not when the instrument matures.

Repayment of the original principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-protected bonds (“TIPS”), even during a period of deflation. However, the current market value of a fixed income security is not guaranteed, and will fluctuate. Inflation-indexed securities, other than TIPS, may not provide a similar guarantee and may be supported only by the credit of the issuing entity. If a guarantee of principal is not provided, the adjusted principal value of the fixed income security repaid at maturity may be less than the original principal.

Inflation-indexed securities issued by corporations may be similar to TIPS, but are subject to the risk of the corporation’s inability to meet principal and interest payments on the obligation and may also be subject to price volatility due to such factors as interest rate sensitivity, market perception of the credit-worthiness of the issuer and general market liquidity. There are many different types of corporate bonds, and each bond issue has specific terms.

Risks of Investing in Junk Bonds. A significant investment in junk bonds is considered speculative. Junk bonds carry a substantial risk of default or changes in the issuer’s creditworthiness, or they may already be in default at the time of purchase.

Risk of Investing in Money Market Securities. A Portfolio that invests in high-quality short-term obligations (“money market securities”) may be subject to changes in interest rates, changes in the rating of any money market security and in the ability of an issuer to make payments of interest and principal.

Roll Transactions Risk. Roll transactions involve certain risks, including the following: if the broker-dealer to whom a Portfolio sells the security becomes insolvent, the Portfolio’s right to purchase or repurchase the security subject to the dollar roll may be restricted and the instrument that the Portfolio is required to repurchase may be worth less than an instrument that the Portfolio originally held. Successful use of roll transactions will depend upon the adviser/subadviser’s ability to predict correctly interest rates and, in the case of mortgage dollar rolls, mortgage prepayments. For these reasons, there is no assurance that dollar rolls can be successfully employed.

Sector Risk. To the extent a Portfolio invests a significant portion of its assets in one or only a few sectors at a time, the Portfolio will face a greater risk of loss due to factors affecting that single or those few sectors than if the Portfolio always maintained wide diversity among the sectors in which it invests.

Short Sales Risk. Short sales by a Portfolio involve certain risks and special considerations. Possible losses from short sales differ from losses that could be incurred from a purchase of a security, because losses from short sales are potentially unlimited, whereas losses from purchases can be no greater than the total amount invested.

Small- and Medium-Capitalization Companies Risk. Companies with smaller market capitalization (particularly under $1 billion depending on the market) tend to be at early stages of development with limited product lines, market access for products, financial

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resources, access to new capital, or depth in management. It may be difficult to obtain reliable information and financial data about these companies. Consequently, the securities of smaller companies may not be as readily marketable and may be subject to more abrupt or erratic market movements. Securities of medium sized companies are usually more volatile and entail greater risks than securities of large companies. In addition, small- and medium-cap companies may be traded in over-the-counter (“OTC”) markets as opposed to being traded on an exchange. OTC securities may trade less frequently and in smaller volume than exchange-listed stocks, which may cause these securities to be more volatile than exchange-listed stocks and may make it more difficult to buy and sell these securities at prevailing market prices. The Portfolios determine relative market capitalizations using U.S. standards. Accordingly, a Portfolio’s non-U.S. investments may have large capitalizations relative to market capitalizations of companies based outside the United States.

Technology Sector Risk. There are numerous risks and uncertainties involved in investing in the technology sector. Historically, the price of securities in this sector have tended to be volatile. A Portfolio that invests primarily in technology-related issuers bears an additional risk that economic events may affect a substantial portion of the Portfolio’s investments. In addition, at times equity securities of technology-related issuers may underperform relative to other sectors. The technology sector includes companies from various industries, including computer hardware, software, semiconductors, telecommunications, electronics, aerospace and defense, health care equipment and biotechnology, among others.

Underlying Funds Risk. With respect to the Managed Allocation Portfolios, the risks of owning Underlying

Portfolios generally reflect the risks of owning the underlying securities held by those Underlying Portfolios. Disruptions in the markets for the securities held by Underlying Portfolios could result in losses on the Portfolio’s investment in such securities. Underlying Portfolios also have fees that increase their costs versus owning the underlying securities directly.

Unseasoned Companies Risk. Unseasoned companies are companies that have operated (together with their predecessors) less than three years. The securities of such companies may have limited liquidity, which can result in their being priced higher or lower than might otherwise be the case. In addition, investments in unseasoned companies are more speculative and entail greater risk than do investments in companies with an established operating record.

U.S. Government Obligations Risk. U.S. Treasury obligations are backed by the “full faith and credit” of the U.S. Government and generally have negligible credit risk. Securities issued or guaranteed by federal agencies or authorities and U.S. Government-sponsored instrumentalities or enterprises may or may not be backed by the full faith and credit of the U.S. Government. For example, securities issued by the Federal Home Loan Mortgage Corporation, the Federal National Mortgage Association and the Federal Home Loan Banks are neither insured nor guaranteed by the U.S. Government; they may be supported only by the ability to borrow from the U.S. Treasury or by the credit of the issuing agency, authority, instrumentality or enterprise and, as a result, are subject to greater credit risk than securities issued or guaranteed by the U.S. Treasury.

Value Investing Risk. The portfolio manager’s judgments that a particular security is undervalued in relation to the company’s fundamental economic value may prove incorrect.

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About the Indices

The Barclays 1-10 Year U.S. Treasury Inflation Protected Securities (TIPS) Index measures the performance of inflation-protected securities issued by the U.S. Treasury with maturities greater than one year but less than 10 years.

The Barclays U.S. Agency Fixed Rate MBS Index covers agency fixed-rate mortgage-backed pass-through securities (MBS) issued by Ginnie Mae (GNMA), Fannie Mae (FNMA), and Freddie Mac (FHLMC).

The Barclays U.S. Aggregate Bond Index provides a broad view of performance of the U.S. fixed income market.

The Barclays CMBS ERISA Eligible Index has been designed to measure the performance of the commercial mortgage-backed securities (CMBS) market.

The Barclays U.S. Corporate IG Index measures publicly issued U.S. corporate and specified foreign debentures and secured notes that meet the specified maturity, liquidity, and quality requirements. To qualify, bonds must be SEC-registered.

The Barclays U.S. Government Index is comprised of the U.S. Treasury and U.S. Agency Indices. The U.S. Government Index includes Treasuries (public obligations of the U.S. Treasury that have remaining maturities of more than one year) and U.S. agency debentures (publicly issued debt of U.S. Government agencies, quasi-federal corporations, and corporate or foreign debt guaranteed by the U.S. Government).

The Barclays World Government Inflation Linked 1-10 Year Bond Index (Hedged to USD) measures the performance of the major government inflation-linked bond markets. This index includes securities with maturities greater than one year but less than 10 years and is hedged to the U.S. Dollar.

The Citigroup Treasury Bill 3 Month Index is an unmanaged index representing monthly return equivalents of yield averages of the last 3 month Treasury Bill issues.

The JP Morgan Developed Market High Yield Index is designed to mirror the investable universe of the U.S. dollar developed high yield corporate debt market, including domestic and international issues. International issues are comprised of only developed markets.

The MSCI EAFE Index (net)* is a free float-adjusted market capitalization index that is designed to measure the equity market performance of developed markets. The index includes a selection of stocks from 21 developed markets, but excludes those from the U.S. and Canada.

The MSCI Emerging Markets Index (net)sm* is a free float-adjusted market capitalization index that is designed to measure equity market performance of emerging markets. The MSCI Emerging Markets Index consists of the following 23 emerging market country indexes: Brazil, Chile, China, Colombia, Czech Republic, Egypt, Greece, Hungary, India, Indonesia, Korea, Malaysia, Mexico, Peru, Philippines, Poland, Qatar, Russia, South Africa, Taiwan, Thailand, Turkey and United Arab Emirates.

The Russell 1000® Index measures the performance of the large-cap segment of the U.S. equity universe. It is a subset of the Russell 3000® Index and includes approximately 1000 of the largest securities based on a combination of their market cap and current index membership. The Russell 1000 represents approximately 92% of the U.S. market.

The Russell 1000® Growth Index measures the performance of those Russell 1000 companies with a greater-than-average growth orientation. Companies in this index tend to exhibit higher price-to-book and price-earnings ratios, lower dividend yields and higher forecasted growth values.

The Russell 1000® Value Index measures the performance of those Russell 1000 companies with lower price-to-book ratios and lower forecasted growth values.

The Russell 2000® Index measures the performance of the 2,000 smallest companies in the Russell 3000® Index and is widely recognized as representative of small-cap stocks.

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The Russell 2000® Value Index measures the performance of small-cap value segment of the U.S. equity universe. It includes those Russell 2000 companies with lower price-to-book ratios and lower forecasted growth values.

The Russell 3000® Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market.

The Russell Midcap® Growth Index measures the performance of those Russell Midcap companies with higher price-to-book ratios and higher forecasted growth values. The stocks are also members of the Russell 1000 Growth Index.

The Russell Midcap® Value Index is an unmanaged index of common stock prices that measures the performance of those Russell Midcap companies with lower price-to-book ratios and lower forecasted growth values. The stocks are also members of the Russell 1000 Value Index.

The S&P 500® Index tracks the performance of 500 stocks representing a sampling of the largest domestic stocks traded publicly in the United States.

The S&P 500® Growth Index is constructed by measuring growth and value characteristics of the constituents of the S&P 500® Index across seven factors including: earnings-per-share growth rate, sales-per-share growth rate, internal growth rate, book-to-price ratio, cash flow-to-price ratio, sales-to-price ratio and dividend yield. The index is comprised of stocks identified as pure growth, plus a portion of the market capitalization of stocks that are neither classified as pure growth nor pure value. The style index series is unmanaged and market capitalization weighted.

The S&P 500® Value Index is constructed by measuring growth and value characteristics of the constituents of the S&P 500® Index across seven factors including: earnings-per-share growth rate, sales-per-share growth rate, internal growth rate, book-to-price ratio, cash flow-to-price ratio, sales-to-price ratio and dividend yield. The index is comprised of stocks identified as pure value, plus a portion of the market capitalization of stocks that are neither classified as pure growth nor pure value. The style index series is unmanaged and market capitalization weighted.

*The net index approximates the minimum possible dividend reinvestment and assumes that the dividend is reinvested after the deduction of withholding tax, applying the rate to non-resident individuals who do not benefit from double taxation treaties.

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Information about the

Investment Adviser and Manager

SunAmerica Asset Management, LLC (“SAAMCo” or the “Adviser”) serves as investment adviser and manager for all the Portfolios of the Trust. SAAMCo selects the subadvisers for the Portfolios, manages the investments for certain Portfolios, or a portion thereof, provides various administrative services and supervises the daily business affairs of each Portfolio. SAAMCo is a limited liability company organized under the laws of Delaware, and managed, advised or administered assets in excess of $75.9 billion as of March 31, 2016. SAAMCo is an indirect, wholly-owned subsidiary of American International Group, Inc. (“AIG”), and is located at Harborside Financial Center, 3200 Plaza 5, Jersey City, NJ 07311-4992.

The Investment Company Act of 1940, as amended (the “1940 Act”), requires shareholder approval of a fund’s investment advisory agreements and material changes to those agreements. SAAMCo has received an exemptive order from the Securities and Exchange Commission (the “SEC”) that permits SAAMCo, subject to certain conditions, to take certain actions with respect to investment advisory agreements relating to the Trust with unaffiliated subadvisers without obtaining shareholder approval, provided those actions are approved by the Board of Trustees (the “Board of Trustees” or the “Board”). The actions permitted include entering into agreements with subadvisers, employing new subadvisers for new or existing portfolios, changing the terms of existing agreements with unaffiliated subadvisers, and continuing the employment of existing unaffiliated subadvisers after events that would otherwise cause an automatic termination of a subadvisory agreement. Shareholders will be notified of any subadviser changes. The exemption from the requirement for shareholder approval does not apply to actions taken with respect to affiliated subadvisers; affiliated subadvisers selected and approved by the Board are subject to shareholder approval. Any new subadvisory agreement or amendment to a Portfolio’s management agreement or subadvisory agreement that directly or indirectly results in an increase in the aggregate management fee rate payable by a Portfolio will be submitted to the Portfolio’s shareholders for their approval.

Shareholders of a Portfolio have the right to terminate an agreement with a subadviser for that Portfolio at any time by a vote of the majority of the outstanding voting securities of such Portfolio.

A discussion regarding the basis for the Board’s approval of investment advisory agreements for the Portfolios is available in the Trust’s Annual Report to shareholders for the period ended March 31, 2016. In addition to serving as investment adviser and manager of the Trust, SAAMCo serves as adviser, manager and/or administrator for Anchor Series Trust, SunAmerica Equity Funds, SunAmerica Series, Inc., SunAmerica Income Funds, SunAmerica Money Market Funds, Inc., SunAmerica Senior Floating Rate Fund, Inc., SunAmerica Series Trust, SunAmerica Specialty Series, VALIC Company I and VALIC Company II.

Management Fee. For the fiscal year ended March 31, 2016, each Portfolio paid SAAMCo a fee, before any advisory fee waivers, equal to the following percentage of average daily net assets:

Portfolio	Fee
Allocation Balanced Portfolio[1]	0.10%
Allocation Growth Portfolio[1]	0.10%
Allocation Moderate Growth Portfolio[1]	0.10%
Allocation Moderate Portfolio[1]	0.10%
Asset Allocation: Diversified Growth Portfolio[2]	0.85%
Diversified Fixed Income Portfolio	0.63%
International Equity Portfolio[3]	0.90%
Large Cap Growth Portfolio	0.78%
Large Cap Value Portfolio	0.74%
Mid Cap Growth Portfolio	0.85%
Mid Cap Value Portfolio	0.84%
Multi-Managed Growth Portfolio	0.89%
Multi-Managed Income Portfolio	0.77%
Multi-Managed Income/Equity Portfolio	0.81%
Multi-Managed Moderate Growth Portfolio	0.85%
Real Return Portfolio	0.59%
SA Columbia Focused Growth Portfolio[4]	1.00%
SA Columbia Focused Value Portfolio[5]	0.99%
Small Cap Portfolio	0.85%
Stock Portfolio	0.83%

1	Pursuant to an Advisory Fee Waiver Agreement, SAAMCo is contractually obligated to waive its advisory fee so that the advisory fee

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payable by the Portfolio is equal to 0.09% of the Portfolio’s daily net assets with respect to the Managed Allocation Portfolios. This waiver agreement may be modified or discontinued prior to July 29, 2017 only with the approval of the Board of Trustees of the Trust, including a majority of the trustees of the Board who are not “interested persons” of the Trust as defined in the 1940 Act (the “Independent Trustees”).
2	Pursuant to a voluntary waiver, SAAMCo is waiving 0.10% of its advisory fee.
3	Pursuant to an Advisory Fee Waiver Agreement, SAAMCo is contractually obligated to waive 0.04% of its advisory fee on an annual basis with respect to the International Equity Portfolio. This waiver agreement may be modified or discontinued prior to July 29, 2017 only with the approval of the Board of Trustees of the Trust, including a majority of the Independent Trustees.
4	Pursuant to an Advisory Fee Waiver Agreement, SAAMCo is contractually obligated to waive its advisory fee so that the advisory fee payable by the Portfolio is equal to 0.69% of the Portfolio’s daily net assets with respect to the SA Columbia Focused Growth Portfolio. This waiver agreement may be modified or discontinued prior to July 29, 2017 only with the approval of the Board of Trustees of the Trust, including a majority of the Independent Trustees.
5	Pursuant to an Advisory Fee Waiver Agreement, SAAMCo is contractually obligated to waive its advisory fee so that the advisory fee payable by the Portfolio is equal to 0.67% of the Portfolio’s daily net assets with respect to the SA Columbia Focused Value Portfolio. This waiver agreement may be modified or discontinued prior to July 29, 2017 only with the approval of the Board of Trustees of the Trust, including a majority of the Independent Trustees.

Waivers and Reimbursements. SAAMCo is either voluntarily or contractually waiving on an annual basis a portion of its management fees for the Portfolios. The amounts waived for these Portfolios for the fiscal year ended March 31, 2016 are set forth below.

Portfolio	Amount of Waiver
Allocation Balanced Portfolio[1]	$17,834
Allocation Growth Portfolio[1]	$6,483
Allocation Moderate Growth Portfolio[1]	$36,424
Allocation Moderate Portfolio[1]	$22,595
Asset Allocation: Diversified Growth Portfolio[2]	$140,205
International Equity Portfolio[3]	$290,464
SA Columbia Focused Growth Portfolio[4]	$403,774
SA Columbia Focused Value Portfolio[5]	$737,876

[1]	Effective July 29, 2015, SAAMCo is waiving its advisory fee so that the advisory fee payable by the Portfolio is equal to 0.09% of the Portfolio’s daily net assets for the Portfolio.
[2]	Effective October 1, 2005, SAAMCo is waiving 0.10% of management fees for the Portfolio.
[3]	Effective December 1, 2014, SAAMCo is waiving 0.04% of management fees for the Portfolio.
[4]	Effective July 29, 2015, SAAMCo is waiving its advisory fee so that the advisory fee payable by the Portfolio is equal to 0.69% of the Portfolio’s daily net assets for the Portfolio.
[5]	Effective July 29, 2015, SAAMCo is waiving its advisory fee so that the advisory fee payable by the Portfolio is equal to 0.67% of the Portfolio’s daily net assets for the Portfolio.

Commission Recapture Program. Through expense offset arrangements resulting from broker commission recapture, a portion of certain Portfolios’ “Other Expenses” have been reduced. For the year ended March 31, 2016, broker commission recapture amounts received by certain Portfolios were used to offset the Portfolios’ other expenses. The Other Expenses shown in the Portfolios’ Annual Portfolio Operating Expenses table in the Portfolio Summaries do not take into account this expense reduction and are, therefore, higher than the actual expenses of these Portfolios. Had the expense reductions been taken into account, “Total Annual Portfolio Operating Expenses After Fee Waivers and/or Expense Reimbursements” for the following Portfolios as of March 31, 2016 would have been as follows:

Portfolio	Class 1	Class 2	Class 3
Asset Allocation: Diversified Growth Portfolio*	0.98%	1.13%	1.23%
International Equity Portfolio*	0.92%	1.08%	1.18%
Large Cap Growth Portfolio*	0.83%	0.98%	1.08%
Large Cap Value Portfolio*	0.79%	0.94%	1.04%
Mid Cap Growth Portfolio*	0.94%	1.09%	1.19%
Mid Cap Value Portfolio	0.91%	1.06%	1.15%
Multi-Managed Growth Portfolio*	1.19%	1.34%	1.44%
Multi-Managed Income Portfolio*	1.01%	1.17%	1.26%
Multi-Managed Income/Equity Portfolio*	1.02%	1.17%	1.26%
Multi-Managed Moderate Growth Portfolio*	1.04%	1.19%	1.29%
SA Columbia Focused Growth Portfolio	0.75%	0.90%	1.00%
SA Columbia Focused Value Portfolio	0.71%	0.86%	0.96%
Small Cap Portfolio*	0.93%	1.08%	1.17%
Stock Portfolio*	0.88%	1.03%	1.13%

*	The amount by which brokerage commission recapture amounts reduced Portfolio expenses was less than 0.01%.

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Expense Example After Waivers and/or Reimbursements. The Expense Example in the Portfolio Summaries do not take into account voluntary fee waivers and/or expense reimbursements by the adviser and expense reductions resulting from brokerage commission recapture amounts that are shown above. The fee waivers and/or expense reimbursements will continue indefinitely, but may be terminated at any time.

The following are your costs after these fee waivers and/or expense reimbursements, expense recoupments, and expense reductions.

Portfolio	1 Year	3 Years	5 Years	10 Years

Allocation Balanced Portfolio(1)
Class 1 Shares	$91	$286	$497	$1,107
Class 3 Shares	$116	$364	$632	$1,397

Allocation Growth Portfolio(1)
Class 1 Shares	$102	$321	$557	$1,235
Class 3 Shares	$127	$399	$691	$1,522

Allocation Moderate Growth Portfolio(1)
Class 1 Shares	$95	$299	$519	$1,154
Class 3 Shares	$120	$377	$653	$1,442

Allocation Moderate Portfolio(1)
Class 1 Shares	$93	$292	$508	$1,130
Class 3 Shares	$118	$371	$643	$1,420

Asset Allocation: Diversified Growth Portfolio(1)
Class 1 Shares	$100	$334	$586	$1,308
Class 2 Shares	$115	$380	$666	$1,480
Class 3 Shares	$125	$412	$719	$1,593

Diversified Fixed Income Portfolio(1)
Class 1 Shares	$69	$218	$379	$847
Class 2 Shares	$85	$265	$460	$1,025
Class 3 Shares	$95	$296	$515	$1,143

International Equity Portfolio(1)
Class 1 Shares	$94	$302	$527	$1,174
Class 2 Shares	$110	$352	$613	$1,360
Class 3 Shares	$120	$383	$666	$1,474

Large Cap Growth Portfolio(1)
Class 1 Shares	$85	$265	$460	$1,025
Class 2 Shares	$100	$312	$542	$1,201
Class 3 Shares	$110	$343	$595	$1,317

Large Cap Value Portfolio(1)
Class 1 Shares	$81	$252	$439	$978
Class 2 Shares	$96	$300	$520	$1,155
Class 3 Shares	$106	$331	$574	$1,271

Mid Cap Growth Portfolio(1)
Class 1 Shares	$96	$300	$520	$1,155
Class 2 Shares	$111	$347	$601	$1,329
Class 3 Shares	$121	$378	$654	$1,443

Portfolio	1 Year	3 Years	5 Years	10 Years

Mid Cap Value Portfolio
Class 1 Shares	$93	$290	$504	$1,120
Class 2 Shares	$108	$337	$585	$1,294
Class 3 Shares	$117	$365	$633	$1,398

Multi-Managed Growth Portfolio(1)
Class 1 Shares	$121	$378	$654	$1,443
Class 2 Shares	$136	$425	$734	$1,613
Class 3 Shares	$147	$456	$787	$1,724

Multi-Managed Income Portfolio(1)
Class 1 Shares	$103	$322	$558	$1,236
Class 2 Shares	$119	$372	$644	$1,420
Class 3 Shares	$128	$400	$692	$1,523

Multi-Managed Income Equity Portfolio(1)
Class 1 Shares	$104	$325	$563	$1,248
Class 2 Shares	$119	$372	$644	$1,420
Class 3 Shares	$128	$400	$692	$1,523

Multi-Managed Moderate Growth Portfolio(1)
Class 1 Shares	$106	$331	$574	$1,271
Class 2 Shares	$121	$378	$654	$1,443
Class 3 Shares	$131	$409	$708	$1,556

Real Return Portfolio(1)
Class 1 Shares	$64	$202	$351	$786
Class 3 Shares	$90	$281	$488	$1,084

SA Columbia Focused Growth Portfolio
Class 1 Shares	$77	$306	$555	$1,266
Class 2 Shares	$92	$353	$635	$1,438
Class 3 Shares	$102	$385	$688	$1,552

SA Columbia Focused Value Portfolio
Class 1 Shares	$73	$296	$538	$1,230
Class 2 Shares	$88	$343	$618	$1,403
Class 3 Shares	$98	$374	$672	$1,517

Small Cap Portfolio(1)
Class 1 Shares	$95	$296	$515	$1,143
Class 2 Shares	$110	$343	$595	$1,317
Class 3 Shares	$119	$372	$644	$1,420

Stock Portfolio(1)
Class 1 Shares	$90	$281	$488	$1,084
Class 2 Shares	$105	$328	$569	$1,259
Class 3 Shares	$115	$359	$622	$1,375

(1)	The amount of the expense reductions resulting from brokerage commission recapture amounts was less than 0.01%.

Information about the Investment Adviser’s Management of Certain Portfolios

SAAMCo is responsible for making the day-to-day investment decisions for the Managed Allocation Portfolios and a portion of each of the International Equity Portfolio, Large Cap Growth Portfolio, Large Cap Value Portfolio, Mid Cap Growth Portfolio, Mid Cap Value Portfolio and Small Cap Portfolio.

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The Statement of Additional Information provides information regarding the portfolio managers listed below, including other accounts they manage, their ownership interest in the Portfolio(s) that they serve as portfolio manager, and the structure and method used by the Adviser/subadviser to determine their compensation.

The passively-managed index portions of the International Equity Portfolio, Large Cap Growth Portfolio, Large Cap Value Portfolio, Mid Cap Growth Portfolio, Mid Cap Value Portfolio and Small Cap Portfolio are managed by a team consisting of Timothy Campion, Andrew Sheridan and Jane Bayar, with Mr. Campion serving as team leader. Mr. Campion is a Vice President, Portfolio Manager and Quantitative Analyst at SAAMCo. He is responsible for the management and trading of a wide variety of domestic equity index funds. Mr. Campion joined SAAMCo in 2012. Prior to joining SAAMCo, he was Vice President and Portfolio Manager at PineBridge Investments LLC since 1999. Mr. Sheridan, Vice President, Portfolio Manager and Senior Research Analyst, joined SAAMCo in 2003. In addition to his portfolio management responsibilities, Mr. Sheridan is a member of the SAAMCo research team, covering the technology industry. Ms. Bayar joined SAAMCo in 2004. She is a Portfolio Manager on index funds. Previously at SAAMCo, Ms. Bayar was an equity analyst and assistant portfolio manager on fixed income funds.

The Managed Allocation Portfolios are managed by Douglas A. Loeffler, CFA. Mr. Loeffler joined AIG in 2007 as Vice President of the Investment Product Management Group, based in Woodland Hills, California. In this role, Mr. Loeffler led the manager review and oversight for affiliated variable annuity portfolios advised by SAAMCo, in addition to being responsible for AIG Variable Annuity’s separate account investments. In 2015, Mr. Loeffler became Senior Portfolio Manager for the Managed Allocation Portfolios.

Information about the Subadvisers

The investment manager(s) and/or management team(s) that have primary responsibility for the day-to-day management of the Portfolios are set forth herein. Unless otherwise noted, a management team’s members share responsibility in making investment decisions on behalf of a Portfolio and no team member is limited in his/her role with respect to the management team.

SAAMCo compensates the various subadvisers out of the advisory fees that it receives from the respective Portfolios. SAAMCo may terminate any agreement with a subadviser without shareholder approval.

A discussion regarding the basis for the Board’s approval of subadvisory agreements for the Portfolios is available in the Trust’s Annual Report to shareholders for the period ended March 31, 2016.

American Century Investment Management, Inc. (“American Century”) has been managing mutual funds since 1958 and is headquartered at 4500 Main Street, Kansas City, Missouri 64111. American Century is wholly-owned by American Century Companies, Inc. (“ACC”). The Stowers Institute for Medical Research (“SIMR”) controls ACC by virtue of its beneficial ownership of more than 25% of the voting securities of ACC. SIMR is part of a not-for-profit biomedical research organization dedicated to finding the keys to the causes, treatments and prevention of disease. As of March 31, 2016, American Century had approximately $147 billion in total assets under management.

A portion of the Large Cap Value Portfolio is managed by Brendan Healy and Brian Woglom. Mr. Healy, Vice President and Portfolio Manager, joined American Century in 2000 and became a portfolio manager in 2004. He is a CFA charterholder. Mr. Woglom, Vice President and Portfolio Manager, joined American Century in 2005 as an investment analyst and became a portfolio manager in 2012. He is a CFA charterholder.

Columbia Management Investment Advisers, LLC (“Columbia”) is located at 225 Franklin Street, Boston, MA 02110. Columbia is a registered

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investment adviser and is a wholly-owned subsidiary of Ameriprise Financial, Inc. Columbia’s management experience covers all major asset classes, including equity securities, fixed-income securities and money market instruments. In addition to serving as an investment adviser to traditional mutual funds, exchange-traded funds and closed-end funds, Columbia acts as an investment adviser for itself, its affiliates, individuals, corporations, retirement plans, private investment companies and financial intermediaries. As of March 31, 2016, Columbia had approximately $327.71 billion in assets under management.

The SA Columbia Focused Growth Portfolio is managed by Thomas Galvin, CFA, Richard Carter and Todd Herget. Mr. Galvin joined Columbia in May 2010 when it acquired the long-term asset management business of Columbia Management Group, where he worked as an investment professional since 2003. Mr. Galvin began his investment career in 1983. Mr. Carter joined Columbia in May 2010 when it acquired the long-term asset management business of Columbia Management Group, where he worked as an investment professional since 2003. Mr. Carter began his investment career in 1993. Mr. Herget joined Columbia in May 2010 when it acquired the long-term asset management business of Columbia Management Group, where he worked as an investment professional since 1998. Mr. Herget began his investment career in 1998.

The SA Columbia Focused Value Portfolio is managed by Richard Rosen and Kari Montanus. Mr. Rosen is a Senior Portfolio Manager of Columbia. He joined Columbia in November 2008 when it acquired J. & W. Seligman & Co. Incorporated (Seligman), where he was a Managing Director. Mr. Rosen began his investment career in 1982. Ms. Montanus is a Portfolio Manager of Columbia. She joined Columbia in November 2008 when it acquired Seligman, where she worked as an investment professional since 2003. Ms. Montanus began her investment career in 1990.

Goldman Sachs Asset Management, L.P. (“GSAM”) is located at 200 West Street, New York, New York 10282. GSAM has been registered as an investment adviser with the SEC since 1990 and is a wholly-owned subsidiary of Goldman Sachs Group Inc. and an affiliate of Goldman, Sachs & Co. As of

March 31, 2016, GSAM, including its investment advisory affiliates, had assets under supervision of $1.110 trillion. Assets under supervision includes assets under management and other client assets for which GSAM does not have full discretion.

The Large Cap Growth Portfolio is managed by Steven M. Barry, Timothy M. Leahy, CFA and Stephen E. Becker, CFA. Mr. Barry, Managing Director, Chief Investment Officer-Fundamental Equity, and Chief Investment Officer-Growth Equity, joined GSAM as a portfolio manager in 1999. Mr. Leahy, Managing Director and Co-Lead Portfolio Manager-Strategic Growth, joined GSAM as a portfolio manager in 2005. Mr. Becker, Managing Director and Co-Lead Portfolio Manager-Strategic Growth, joined GSAM in 1999. He also serves as a portfolio manager for the Growth Team and is a member of the U.S. Equity Investment Committee.

The Mid Cap Value Portfolio is managed by Sean Gallagher, Sung Cho, CFA, and Timothy Ryan, CFA. Mr. Gallagher, Managing Director, Chief Investment Officer, Value Equity and Portfolio Manager, joined GSAM in 2000 and became a portfolio manager in 2001. Mr. Cho, Managing Director and Portfolio Manager, joined GSAM in 2004 and became a portfolio manager for the Value team in 2008. Mr. Ryan, Managing Director and Portfolio Manager, joined GSAM as a portfolio manager for the Value team in 2010.

Janus Capital Management LLC (“Janus”) is a Delaware limited liability company with principal offices at 151 Detroit Street, Denver, Colorado 80206. Janus (together with its predecessors) has served as an investment adviser since 1969 and currently serves as investment adviser, or subadviser, to separately managed accounts, mutual funds, as well as commingled pools or private funds, and wrap fee accounts. Janus is a direct subsidiary of Janus Capital Group, Inc. (“JCGI”), a publicly traded company with principal operations in financial asset management businesses. JCGI owns approximately 95% of Janus, with the remaining 5% held by Janus Management Holdings Corporation. As of March 31, 2016, JCGI had approximately $188 billion in assets under management.

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The Growth Component of the Multi-Managed Portfolios and Large Cap Growth Portfolio is managed by Carmel Wellso. Ms. Wellso, Director of Research and Vice President, provides general oversight of a team of sector team leaders. Ms. Wellso has served as Director of Research since 2014. Ms. Wellso oversees the investment process and is responsible for the day-to-day management of the Portfolios. Ms. Wellso joined Janus in 2008 as a research analyst. Prior to joining Janus, she was a partner at Standard Pacific Capital.

The International Equity Portfolio is managed by Julian McManus, Guy Scott, CFA, and Carmel Wellso. Mr. McManus is Co-Portfolio Manager of the Portfolio, which he has co-managed since June 2010. Mr. McManus joined Janus in 2004 as an equity research analyst. Mr. Scott is Co-Portfolio Manager of the Portfolio, which he has co-managed since June 2010. Mr. Scott joined Janus in September 2007 as a research analyst. Prior to joining Janus, Mr. Scott was an international equity research analyst with Artisan Partners from 2002 to 2007. Mr. Scott holds the Chartered Financial Analyst designation. Ms. Wellso is Co-Portfolio Manager of the Portfolio, which she has co-managed since June 2010. Ms. Wellso joined Janus in 2008 as a research analyst. Prior to joining Janus, she was a partner at Standard Pacific Capital.

J.P. Morgan Investment Management Inc. (“JP Morgan”) is a Delaware corporation and is an indirect wholly-owned subsidiary of JPMorgan Chase & Co. JP Morgan is located at 270 Park Avenue, New York, New York 10017. JP Morgan provides investment advisory services to a substantial number of institutional and other investors, including other registered investment advisers. As of March 31, 2016, JP Morgan together with its affiliated companies had approximately $1,676.4 trillion in assets under management.

The Small-Cap Growth Component of the Multi-Managed Growth and Multi-Managed Moderate Growth Portfolios and Small Cap Portfolio are managed by Dennis S. Ruhl, CFA and Phillip D. Hart, CFA. Mr. Ruhl, managing director, is the Chief Investment Officer of the U.S. Behavioral Finance Small Cap Equity Group. He joined JPMorgan in 1999, and is a CFA charterholder. Mr. Hart, managing director, is a portfolio manager and is head of the U.S.

Behavioral Finance Small Cap Equity Group. He joined JPMorgan in 2003, and is a CFA charterholder.

Massachusetts Financial Services Company (“MFS”) is America’s oldest mutual fund organization and, with its predecessor organizations, has a history of money management dating from 1924 and the founding of the first mutual fund in the United States. MFS is located at 111 Huntington Avenue, Boston, MA 02199. MFS is a subsidiary of Sun Life of Canada (U.S.) Financial Services Holdings, Inc., which in turn is an indirect majority-owned subsidiary of Sun Life Financial Inc. (a diversified financial services company). Net assets under the management of the MFS organization were approximately $418 billion as of March 31, 2016. MFS® is a registered trademark of Massachusetts Financial Services Company.

A portion of the Mid Cap Value Portfolio is managed by Kevin J. Schmitz and Brooks A. Taylor. Mr. Schmitz has been employed in the investment area of MFS since 2002. Mr. Taylor has been employed in the investment area of MFS since 1996.

PineBridge Investments LLC (“PineBridge”) is a Delaware limited liability company and is located at 399 Park Avenue, 4th Floor, New York, New York 10022. PineBridge is a wholly owned subsidiary of PineBridge Investment Holdings US LLC, which is a wholly owned subsidiary of PineBridge Investments, L.P., a company owned by Pacific Century Group, an Asia-based private investment group. Pacific Century Group is majority owned by Mr. Richard Li Tzar Kai,. As of March 31, 2016, PineBridge managed approximately $82.5 billion in assets.

The actively-managed portion of the Diversified Fixed Income Portfolio is managed by John Yovanovic and Robert Vanden Assem. Mr. Vanden Assem, Managing Director and Head of Investment Grade Fixed Income, joined PineBridge in 2001. He is currently responsible for the portfolio management of high grade total rate of return portfolios and long/short portfolios. Mr. Yovanovic is Managing Director and Head of High Yield Portfolio Management for PineBridge. Mr. Yovanovic joined PineBridge with the acquisition of American General Investment Management, L.P. in 2001. Mr. Yovanovic is a CFA charterholder.

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A passively-managed portion of the Diversified Fixed Income Portfolio is managed by Michael J. Kelly, CFA and Peter Hu, CFA. Mr. Kelly, Managing Director, Global Head of Multi-Asset, joined PineBridge in 1999. In his current role, Mr. Kelly is responsible for asset allocation and manager selection worldwide and the expansion of PineBridge’s capabilities for institutional pension fund advisory and retail orientated asset allocation vehicles. Mr. Hu, Senior Vice President, Multi-Asset, joined PineBridge in 2006. He is the portfolio manager and is also responsible for developing analytic tools, quantitative analysis, and risk management tools for various asset classes and derivative instruments.

PNC Capital Advisors, LLC (“PNC Advisors”) is located at Once East Pratt Street, 5th Floor – East, Baltimore, Maryland 21202. PNC Advisors is a registered investment adviser and a direct, wholly owned subsidiary of PNC Bank, National Association (“PNC Bank”). PNC Bank is a wholly owned subsidiary of The PNC Financial Services Group, Inc. PNC Advisors provides investment advice with respect to equity and fixed income securities for a variety of clients, including institutional accounts and registered investment companies. As of March 31, 2016, PNC Advisors had approximately $43.3 billion in total assets under management.

A portion of the Small Cap Portfolio is managed by James Mineman and Peter Roy, CFA. Mr. Mineman, Managing Director, is a co-lead portfolio manager of the Select Equity investment team that manages PNC Advisors’ All Cap Equity, Mid Cap Equity, Small Cap Equity, and Small Cap Concentrated Equity strategies. He specializes in managing the team’s equity research process. Mr. Mineman also serves in the capacity of analyst and portfolio manager. Mr. Mineman joined PNC Advisors in 2004 and has been with the core team since its founding in 1994. Mr. Roy, Managing Director, is a co-lead portfolio manager of the Select Equity investment team that manages PNC Advisors’ All Cap Equity, Mid Cap Equity, Small Cap Equity, and Small Cap Concentrated Equity strategies. He specializes in managing the team’s equity research process. Mr. Roy also serves in the capacity of analyst and portfolio manager. Mr. Roy joined PNC Advisors in 2004 and has been with the core team since 2003. He is a CFA charterholder.

Putnam Investment Management, LLC (“Putnam”) is a Delaware limited liability company with principal offices at One Post Office Square, Boston, MA 02109. Putnam has been managing mutual funds since 1937 and serves as investment adviser to the funds in the Putnam Family. As of March 31, 2016, Putnam had approximately $145.8 billion in assets under management.

The Asset Allocation: Diversified Growth Portfolio is managed by Robert J. Kea, Robert J. Schoen, James A. Fetch and Jason R. Vaillancourt. Messrs. Kea, Schoen, Fetch and Vaillancourt are Co-Heads of Putnam’s Global Asset Allocation group. In partnership with each other, they are all responsible for overall strategy and positioning of Putnam’s GAA portfolios, as well as the Asset Allocation: Diversified Growth Portfolio. Mr. Kea, who joined Putnam in 1989 and has been in the investment industry since 1988, is responsible for top-down equity views in GAA portfolios. Mr. Schoen, who joined Putnam in 1997 and has been in the investment industry since 1990, is responsible for overseeing equity securities selection strategies and risk for GAA portfolios. Mr. Fetch has been in the investment industry since he joined Putnam in 1994. Mr. Fetch is responsible for portfolio construction and risk management of GAA portfolios. Mr. Vaillancourt, who joined Putnam in 2000, has been in the investment industry since 1993. Mr. Vaillancourt is responsible for the overall strategy and positioning of GAA products and the research that drives the top-down views of GAA portfolios, including asset class, region and sector decisions. Messrs. Kea and Vaillancourt are CFA charterholders.

T. Rowe Price Associates, Inc. (“T. Rowe Price”) is a Maryland corporation with principal offices at 100 East Pratt Street, Baltimore, Maryland 21202. T. Rowe Price is a wholly owned subsidiary of T. Rowe Price Group, Inc., a publicly held financial services holding company. T. Rowe Price serves as investment adviser to the T. Rowe Price family of no-load mutual funds and to individual and institutional clients. As of March 31, 2016, T. Rowe Price had approximately $764.6 billion in assets under management.

A portion of the International Equity Portfolio is managed by Raymond A. Mills, Ph.D. Mr. Mills serves as Portfolio Manager and Investment Advisory

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Committee Chairman and Vice President. He joined T. Rowe Price in 1997 as an analyst and became portfolio manager of the International Core Equity Strategy in 2000.

The Mid Cap Growth Portfolio is managed by Donald J. Easley, CFA, and Donald J. Peters. Mr. Easley and Mr. Peters serve as Investment Advisory Committee Co-chairmen and Vice Presidents. Mr. Easley joined T. Rowe Price in 2000 and his investment experience dates from 1999. Mr. Peters has been a portfolio manager and quantitative investment analyst for T. Rowe Price’s Equity Research Division since joining the firm in 1993 and his investment management experience dates from 1986.

The Stock Portfolio is managed by Joseph B. Fath. Mr. Fath serves as Portfolio Manager and Investment Advisory Committee Chairman and Vice President. He joined T. Rowe Price in 2002 as an equity research analyst and, since 2008, has assisted other portfolio managers in managing the U.S. large-cap growth strategies.

Wellington Management Company LLP (“Wellington Management”) is a Delaware limited liability partnership with principal offices at 280 Congress Street, Boston, Massachusetts 02210. Wellington Management is a professional investment counseling firm which provides investment services to investment companies, employee benefit plans, endowments, foundations, and other institutions. Wellington Management and its predecessor organizations have provided investment advisory services for over 80 years. Wellington Management is owned by the partners of Wellington Management Group LLP, a Massachusetts limited liability partnership. As of March 31, 2016, Wellington Management had investment management authority with respect to approximately $942 billion in assets.

The Fixed Income Component of the Multi-Managed Portfolios is managed by Campe Goodman, CFA, Joseph F. Marvan, CFA and Robert D. Burn, CFA. Mr. Goodman, Senior Managing Director and Fixed Income Portfolio Manager of Wellington Management, joined the firm as an investment professional in 2000. Mr. Marvan, Senior Managing Director and Fixed Income Portfolio Manager of Wellington Management, joined the firm as an investment professional in 2003. Mr. Burn, Managing Director and Fixed Income Portfolio Manager of Wellington Management, joined the firm as an investment professional in 2007.

The Diversified Fixed Income Portfolio is managed by Campe Goodman, Joseph Marvan and Robert D. Burn.

The Large Cap Value Portfolio is managed by Ian R. Link, CFA. Mr. Link, Senior Managing Director and Equity Portfolio Manager affiliated with Wellington Management, joined the firm as an investment professional in 2006.

The Mid Cap Growth Portfolio is managed by Stephen C. Mortimer and Michael T. Carmen. Mr. Mortimer, Senior Managing Director and Equity Portfolio Manager of Wellington Management, joined the firm as an investment professional in 2001. Mr. Carmen, Senior Managing Director and Equity Portfolio Manager of Wellington Management, joined the firm as an investment professional in 1999.

The Real Return Portfolio is managed by Joseph F. Marvan, CFA, Senior Managing Director and Fixed Income Portfolio Manager of Wellington Management, who joined the firm as an investment professional in 2003.

Custodian, Transfer and

Dividend Paying Agent

State Street Bank and Trust Company, Boston, MA, acts as Custodian of the Trust’s assets. VALIC Retirement Services Company is the Trust’s Transfer and Dividend Paying Agent and in so doing performs certain bookkeeping, data processing and administrative services.

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Shares of the Portfolios are not offered directly to the public. Instead, shares are currently issued and redeemed only in connection with investments in and payments under Variable Contracts offered by life insurance companies, affiliated with SAAMCo, the Trust’s investment adviser and manager. All shares of the Trust are owned by “Separate Accounts” of the life insurance companies. If you would like to invest in a Portfolio, you must purchase a Variable Contract from one of the life insurance companies. The Trust offers three classes of shares: Class 1, Class 2 and Class 3 shares. This Prospectus offers all three classes of shares. Certain classes of shares are offered only to existing contract owners and are not available to new investors. In addition, not all Portfolios are available to all contract owners.

You should be aware that the Variable Contracts involve fees and expenses that are not described in this Prospectus, and that the Variable Contracts also may involve certain restrictions and limitations. You will find information about purchasing a Variable Contract and the Portfolios available to you in the prospectus that offers the Variable Contracts, which accompanies this Prospectus.

The Trust does not foresee a disadvantage to contract owners arising out of the fact that the Trust offers its shares for Variable Contracts through the life insurance companies. Nevertheless, the Board intends to monitor events in order to identify any material irreconcilable conflicts that may possibly arise and to determine what action, if any, should be taken in response. If such a conflict were to occur, one or more insurance company separate accounts might withdraw their investments in the Trust. This might force the Trust to sell portfolio securities at disadvantageous prices.

Service Fees

Class 2 and Class 3 shares of each Portfolio are subject to a Rule 12b-1 Plan that provides for service fees payable at the annual rate of up to 0.15% and 0.25%, respectively, of the average daily net assets of such class of shares.

The service fees will be used to compensate the life insurance companies for costs associated with servicing such class of shares, including the cost of reimbursing the life insurance companies for expenditures made to financial intermediaries for providing services to contract holders of the Variable Contracts who are the indirect beneficial owners of the Portfolios’ Class 2 or Class 3 shares. Because these service fees are paid out of each Portfolio’s Class 2 or Class 3 assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

Transaction Policies

Valuation of shares. The net asset value per share (“NAV”) for each Portfolio and class is determined each business day at the close of regular trading on the New York Stock Exchange (“NYSE”) (generally 4:00 p.m., Eastern time) by dividing the net assets of each class by the number of such class’s outstanding shares. The NAV for each Portfolio also may be calculated on any other day in which the Adviser determines that there is sufficient liquidity in the securities held by the Portfolio. As a result, the value of the Portfolio’s shares may change on a day when you will not be able to purchase or redeem shares.

Securities for which market quotations are readily available are valued at their market price as of the close of regular trading on the NYSE for the day, unless, in accordance with pricing procedures approved by the Board, the market quotations are determined to be unreliable. Securities and other assets for which market quotations are not readily available or are unreliable are valued at fair value in accordance with pricing procedures periodically revised and approved by the Board. There is no single standard for making fair value determinations, which may result in the use of prices that vary from those used by other funds. In addition, there can be no assurance that fair value pricing will reflect actual market value and it is possible that the fair value determined for a security may differ materially from the value that could be realized upon the sale of the security. Investments in registered investment companies that do not trade on an exchange are valued at the end of the day NAV per share. Investments in registered investment companies that trade on an exchange are valued at the last sales

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price or official closing price at the close of the customary trading session of the exchange where the security is principally traded. The prospectus for any such open-end funds should explain the circumstances under which these funds are fair value pricing and the effects of using fair value pricing.

As of the close of regular trading on the NYSE, securities traded primarily on security exchanges outside the United States are valued at the last sale price on such exchanges on the day of valuation, or if there is no sale on the day of valuation, at the last reported bid price. If a security’s price is available from more than one exchange, a Portfolio will use the exchange that is the primary market for the security. However, depending on the foreign market, closing prices may be up to 15 hours old when they are used to price the Portfolio’s shares, and the Portfolio may determine that certain closing prices do not reflect the fair value of the securities. This determination will be based on a review of a number of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. If the Portfolio determines that closing prices do not reflect the fair value of the securities, the Portfolio will adjust the previous closing prices in accordance with pricing procedures approved by the Board to reflect what it believes to be the fair value of the securities as of the close of regular trading on the NYSE. A Portfolio may also fair value securities in other situations, for example, when a particular foreign market is closed but the Portfolio is open. For foreign equity securities and foreign equity futures contracts, the Trust uses an outside pricing service to provide it with closing market prices and information used for adjusting those prices.

Certain of the Portfolios may invest in securities that are primarily listed on foreign exchanges that trade on weekends or other days when the Trust does not price its shares. As a result, the value of these Portfolios’ securities may change on days when the Trust is not open for purchases or redemptions.

Because Class 2 and Class 3 shares are subject to service fees, while Class 1 shares are not, the net asset value per share of the Class 2 or Class 3 shares will generally be lower than the net asset value per share of the Class 1 shares of each Portfolio.

Buy and sell prices. The Separate Accounts buy and sell shares of a Portfolio at NAV, without any sales or other charges. However, as discussed above, Class 2 and Class 3 shares are subject to service fees pursuant to a Rule 12b-1 plan.

Execution of requests. The Trust is open on those days when the NYSE is open for regular trading. Buy and sell requests are executed at the next NAV to be calculated after the request is accepted by the Trust. If the order is received by the Trust, or the insurance company as its authorized agent, before the Trust’s close of business (generally 4:00 p.m., Eastern time), the order will receive that day’s closing price. If the order is received after that time, it will receive the next business day’s closing price.

If trading is halted or restricted on the NYSE or under other emergency conditions as determined by the SEC, the Portfolio may temporarily suspend the processing of sell requests, or may postpone payment of proceeds for up to seven business days or longer.

Frequent Purchases and Redemptions of Shares

The Portfolios, which are offered only through Variable Contracts, are intended for long-term investment and not as frequent short-term trading (“market timing”) vehicles. Accordingly, organizations or individuals that use market timing investment strategies and make frequent transfers or redemptions should not acquire Variable Contracts that relate to shares of the Portfolios.

The Board of Trustees has adopted policies and procedures with respect to market timing activity as discussed below.

The Trust believes that market timing activity is not in the best interest of its Portfolios’ performance or their participants. Market timing can disrupt the ability of a manager to invest assets in an orderly, long-term manner, which may have an adverse impact on the performance of the Portfolios. In addition, market

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timing may increase a Portfolio’s expenses through: increased brokerage, transaction and administrative costs; forced and unplanned portfolio turnover; and large asset swings that decrease a Portfolio’s ability to provide maximum investment return to all participants. This in turn can have an adverse effect on Portfolio performance.

Since certain Portfolios invest significantly in foreign securities and/or high yield fixed income securities (“junk bonds”), they may be particularly vulnerable to market timing.

Market timing in Portfolios investing significantly in foreign securities may occur because of time zone differences between the foreign markets on which a Portfolio’s international portfolio securities trade and the time as of which the Portfolio’s net asset value is calculated. Market timing in Portfolios investing significantly in junk bonds may occur if market prices are not readily available for a Portfolio’s junk bond holdings. Market timers may purchase shares of a Portfolio based on events occurring after foreign market closing prices are established but before calculation of the Portfolio’s net asset value, or if they believe market prices for junk bonds are not accurately reflected by a Portfolio. One of the objectives of the Trust’s fair value pricing procedures is to minimize the possibilities of this type of market timing (see “Transaction Policies – Valuation of Shares”).

Shares of the Portfolios are generally held through Separate Accounts. The ability of the Trust to monitor transfers made by the participants in separate accounts maintained by financial intermediaries is limited by the institutional nature of these omnibus accounts. The Board’s policy is that the Portfolios must rely on the Separate Accounts to both monitor market timing within a Portfolio and attempt to prevent it through their own policies and procedures. The Trust has entered into agreements with the Separate Accounts that require the Separate Accounts to provide certain information to help identify frequent trading activity and to prohibit further purchases or exchanges by a shareholder identified as having engaged in frequent trades. In situations in which the Trust becomes aware of possible market timing activity, it will notify the Separate Account in order to help facilitate the enforcement of such entity’s market timing policies and procedures. There is no guarantee that the Trust will be able to detect market timing activity or the participants engaged in such activity, or, if it is detected, to prevent its recurrence. Whether or not the Trust detects it, if market timing activity occurs, then you should anticipate that you will be subject to the disruptions and increased expenses discussed above.

The Trust reserves the right, in its sole discretion and without prior notice, to reject or refuse purchase orders received from insurance company separate accounts, whether directly or by transfer, including orders that have been accepted by a financial intermediary, that the Trust determines not to be in the best interest of the Portfolios. Such rejections or refusals will be applied uniformly without exception.

Any restrictions or limitations imposed by the Separate Account may differ from those imposed by the Trust. Please review your Variable Contract prospectus for more information regarding the insurance company’s market timing policies and procedures, including any restrictions or limitations that the insurance company separate account may impose with respect to trades made through a Variable Contract. Please refer to the documents pertaining to your Variable Contract prospectus on how to direct investments in or redemptions from (including making transfers into or out of) the Portfolios and any fees that may apply.

Payments in Connection with Distribution

Certain life insurance companies affiliated with SAAMCo receive revenue sharing payments from SAAMCo and certain subadvisers in connection with certain administrative, marketing and other servicing activities, including payments to help offset costs for marketing activities and training to support sales of the Portfolios, as well as occasional gifts, entertainment or other compensation as incentives. Payments may be derived from 12b-1 (service) fees that are deducted directly from the assets of the Portfolios or from investment management fees received by the adviser or subadvisers.

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Portfolio Holdings

The Trust’s policies and procedures with respect to the disclosure of the Portfolios’ securities are described in the Statement of Additional Information.

Dividend Polici es and Taxes

Distributions. Each Portfolio annually declares and distributes substantially all of its net investment income in the form of dividends. Distributions from net investment income and net realized gains, if any, are paid annually for all Portfolios.

Distribution Reinvestment. The dividends and distributions will be reinvested automatically in additional shares of the same Portfolio on which they were paid. The per share dividends on Class 2 and Class 3 shares will generally be lower than the per share dividends on Class 1 shares of the same Portfolio as a result of the fact that Class 2 and Class 3 shares are subject to service fees, while Class 1 shares are not.

Taxability of a Portfolio. Each Portfolio intends to continue to qualify as a regulated investment company under the Internal Revenue Code of 1986, as amended. As long as each Portfolio is qualified as a regulated investment company, it will not be subject to U.S. federal income tax on the earnings that it distributes to its shareholders.

The Portfolios which receive dividend income from U.S. sources will annually report certain amounts of their dividends paid as eligible for the dividends received deduction, and the Portfolios incurring foreign taxes will elect to pass-through allowable foreign tax credits. These reports and elections will benefit the life insurance companies, in potentially material amounts, and will not beneficially or adversely affect you or the Portfolios. The benefits to the life insurance companies will not be passed to you or the Portfolios.

Each Portfolio further intends to meet certain additional diversification and investor control requirements that apply to regulated investment companies that underlie Variable Contracts. If a Portfolio were to fail to qualify as a regulated investment company or were to fail to comply with the additional diversification or investor control requirements, Variable Contracts invested in the Portfolio may not be treated as annuity, endowment, or life insurance contracts for U.S. federal income tax purposes, and income and gains earned inside the Variable Contracts would be taxed currently to policyholders and would remain taxable in future years, even if the Portfolio were to become adequately diversified and otherwise compliant in the future.

119	Seasons Series Trust

FINANCIAL HIGHLIGHTS

The following Financial Highlights tables are intended to help you understand each Portfolio’s financial performance for the past 5 years. Certain information reflects financial results for a single Portfolio share. The total returns in each table represent the rate that an investor would have earned on an investment in a Portfolio (assuming reinvestment of all dividends and distributions). Separate Account charges are not reflected in the total returns. If these amounts were reflected, returns would be less than those shown. This information has been audited by PricewaterhouseCoopers LLP, whose report, along with each Portfolio’s financial statements, is included in the Trust’s Annual Report to shareholders, which is available upon request.

Period ended	Net Asset Value beginning of period	Net investment income (loss)*	Net realized & unrealized gain (loss) on investments	Total from investment operations	Dividends from net investment income	Dividends from net realized gain on investments	Total distributions	Net Asset Value end of period	Total Return**	Net Assets end of period (000’s)	Ratio of expenses to average net assets(1)	Ratio of net investment income to average net assets(1)	Portfolio turnover

Multi-Managed Growth Portfolio Class 1
03/31/12	$16.10	$0.09	$0.76	$0.85	$(0.15)	$—	$(0.15)	$16.80	5.36%	$12,830	1.29%	0.55%	67%
03/31/13	16.80	0.09	0.97	1.06	(0.10)	—	(0.10)	17.76	6.37	12,124	1.31	0.56	85
03/31/14	17.76	0.09	2.89	2.98	(0.13)	(0.45)	(0.58)	20.16	16.90	13,202	1.28	0.43	80
03/31/15	20.16	0.13	2.19	2.32	(0.10)	(3.07)	(3.17)	19.31	12.54	12,718	1.17	0.62	67
03/31/16	19.31	0.10	(0.64)	(0.54)	(0.12)	(2.76)	(2.88)	15.89	(2.79)	10,696	1.19	0.56	51

Multi-Managed Growth Portfolio Class 2
03/31/12	16.07	0.06	0.77	0.83	(0.12)	—	(0.12)	16.78	5.23	27,093	1.44	0.40	67
03/31/13	16.78	0.07	0.97	1.04	(0.07)	—	(0.07)	17.75	6.24	23,299	1.46	0.41	85
03/31/14	17.75	0.06	2.89	2.95	(0.10)	(0.45)	(0.55)	20.15	16.73	24,035	1.43	0.28	80
03/31/15	20.15	0.10	2.18	2.28	(0.07)	(3.07)	(3.14)	19.29	12.31	23,033	1.32	0.47	67
03/31/16	19.29	0.07	(0.63)	(0.56)	(0.09)	(2.76)	(2.85)	15.88	(2.90)	19,939	1.34	0.40	51

Multi-Managed Growth Portfolio Class 3
03/31/12	16.04	0.05	0.76	0.81	(0.10)	—	(0.10)	16.75	5.14	34,327	1.54	0.30	67
03/31/13	16.75	0.05	0.98	1.03	(0.06)	—	(0.06)	17.72	6.15	32,255	1.56	0.31	85
03/31/14	17.72	0.04	2.88	2.92	(0.09)	(0.45)	(0.54)	20.10	16.58	38,236	1.52	0.19	80
03/31/15	20.10	0.07	2.19	2.26	(0.05)	(3.07)	(3.12)	19.24	12.23	35,817	1.42	0.37	67
03/31/16	19.24	0.05	(0.63)	(0.58)	(0.06)	(2.76)	(2.82)	15.84	(3.00)	27,626	1.44	0.30	51

*	Calculated based upon average shares outstanding
**	Total return does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, the total return would have been lower for each period presented. Total return does include expense reimbursement and expense reductions.
(1)	Excludes expense reductions. If these expense reductions had been applied, the ratio of expenses to average net assets would have been lower and the ratio of net investment income (loss) to average net assets would have been higher by the following:

	03/31/12	03/31/13	03/31/14	03/31/15	03/31/16
Multi-Managed Growth Portfolio Class 1	0.00%	0.00%	0.01%	0.00%	0.00%
Multi-Managed Growth Portfolio Class 2	0.00	0.00	0.01	0.00	0.00
Multi-Managed Growth Portfolio Class 3	0.00	0.00	0.01	0.00	0.00

120	Seasons Series Trust

FINANCIAL HIGHLIGHTS

Period ended	Net Asset Value beginning of period	Net investment income (loss)*	Net realized & unrealized gain (loss) on investments	Total from investment operations	Dividends from net investment income	Dividends from net realized gain on investments	Total distributions	Net Asset Value end of period	Total Return**	Net Assets end of period (000’s)	Ratio of expenses to average net assets(1)	Ratio of net investment income to average net assets(1)	Portfolio turnover

Multi-Managed Moderate Growth Portfolio Class 1
03/31/12	$14.45	$0.16	$0.59	$0.75	$(0.27)	$(0.55)	$(0.82)	$14.38	5.69%	$15,621	1.09%	1.12%	61%
03/31/13	14.38	0.14	0.72	0.86	(0.18)	(0.62)	(0.80)	14.44	6.28	13,546	1.11	0.97	90
03/31/14	14.44	0.12	1.76	1.88	(0.15)	(0.82)	(0.97)	15.35	13.24	13,622	1.09	0.78	74
03/31/15	15.35	0.15	1.39	1.54	(0.13)	(1.71)	(1.84)	15.05	10.74	13,247	1.02	0.98	71
03/31/16	15.05	0.14	(0.46)	(0.32)	(0.20)	(2.10)	(2.30)	12.43	(2.00)	10,538	1.04	1.01	48

Multi-Managed Moderate Growth Portfolio Class 2
03/31/12	14.42	0.14	0.58	0.72	(0.24)	(0.55)	(0.79)	14.35	5.48	62,180	1.24	0.97	61
03/31/13	14.35	0.12	0.73	0.85	(0.16)	(0.62)	(0.78)	14.42	6.17	54,283	1.26	0.82	90
03/31/14	14.42	0.10	1.76	1.86	(0.13)	(0.82)	(0.95)	15.33	13.08	55,102	1.24	0.63	74
03/31/15	15.33	0.13	1.38	1.51	(0.11)	(1.71)	(1.82)	15.02	10.51	52,837	1.17	0.83	71
03/31/16	15.02	0.12	(0.45)	(0.33)	(0.18)	(2.10)	(2.28)	12.41	(2.12)	44,942	1.19	0.86	48

Multi-Managed Moderate Growth Portfolio Class 3
03/31/12	14.39	0.12	0.60	0.72	(0.23)	(0.55)	(0.78)	14.33	5.46	56,421	1.34	0.87	61
03/31/13	14.33	0.10	0.72	0.82	(0.14)	(0.62)	(0.76)	14.39	6.01	53,393	1.36	0.72	90
03/31/14	14.39	0.08	1.75	1.83	(0.12)	(0.82)	(0.94)	15.28	12.95	78,568	1.33	0.54	74
03/31/15	15.28	0.11	1.39	1.50	(0.10)	(1.71)	(1.81)	14.97	10.46	71,822	1.27	0.73	71
03/31/16	14.97	0.11	(0.46)	(0.35)	(0.14)	(2.10)	(2.24)	12.38	(2.25)	40,753	1.29	0.75	48

*	Calculated based upon average shares outstanding
**	Total return does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, the total return would have been lower for each period presented. Total return does include expense reimbursement and expense reductions.
(1)	Excludes expense reductions. If these expense reductions had been applied, the ratio of expenses to average net assets would have been lower and the ratio of net investment income (loss) to average net assets would have been higher by the following:

	03/31/12	03/31/13	03/31/14	03/31/15	03/31/16
Multi-Managed Moderate Growth Portfolio Class 1	0.00%	0.00%	0.01%	0.00%	0.00%
Multi-Managed Moderate Growth Portfolio Class 2	0.00	0.00	0.01	0.00	0.00
Multi-Managed Moderate Growth Portfolio Class 3	0.00	0.00	0.01	0.00	0.00

121	Seasons Series Trust

FINANCIAL HIGHLIGHTS

Period ended	Net Asset Value beginning of period	Net investment income (loss)*	Net realized & unrealized gain (loss) on investments	Total from investment operations	Dividends from net investment income	Dividends from net realized gain on investments	Total distributions	Net Asset Value end of period	Total Return**	Net Assets end of period (000’s)	Ratio of expenses to average net assets(1)	Ratio of net investment income to average net assets(1)	Portfolio turnover

Multi-Managed Income/Equity Portfolio Class 1
03/31/12	$12.52	$0.27	$0.53	$0.80	$(0.43)	$(0.17)	$(0.60)	$12.72	6.67%	$12,468	1.09%	2.18%	51%
03/31/13	12.72	0.22	0.64	0.86	(0.33)	(0.56)	(0.89)	12.69	6.95	12,352	1.09	1.70	60
03/31/14	12.69	0.17	0.65	0.82	(0.22)	(0.50)	(0.72)	12.79	6.65	12,165	1.05	1.35	77
03/31/15	12.79	0.19	0.82	1.01	(0.19)	(1.00)	(1.19)	12.61	8.20	11,927	1.00	1.45	86
03/31/16	12.61	0.19	(0.22)	(0.03)	(0.27)	(1.30)	(1.57)	11.01	(0.11)	9,748	1.02	1.60	45

Multi-Managed Income/Equity Portfolio Class 2
03/31/12	12.49	0.26	0.51	0.77	(0.40)	(0.17)	(0.57)	12.69	6.48	55,328	1.24	2.04	51
03/31/13	12.69	0.20	0.64	0.84	(0.30)	(0.56)	(0.86)	12.67	6.86	50,239	1.24	1.55	60
03/31/14	12.67	0.15	0.65	0.80	(0.20)	(0.50)	(0.70)	12.77	6.48	46,030	1.20	1.20	77
03/31/15	12.77	0.17	0.82	0.99	(0.17)	(1.00)	(1.17)	12.59	8.03	44,486	1.15	1.31	86
03/31/16	12.59	0.17	(0.22)	(0.05)	(0.25)	(1.30)	(1.55)	10.99	(0.28)	37,891	1.17	1.45	45

Multi-Managed Income/Equity Portfolio Class 3
03/31/12	12.47	0.24	0.52	0.76	(0.39)	(0.17)	(0.56)	12.67	6.37	35,247	1.34	1.94	51
03/31/13	12.67	0.19	0.64	0.83	(0.29)	(0.56)	(0.85)	12.65	6.76	32,130	1.34	1.45	60
03/31/14	12.65	0.14	0.64	0.78	(0.20)	(0.50)	(0.70)	12.73	6.33	49,269	1.29	1.09	77
03/31/15	12.73	0.16	0.82	0.98	(0.16)	(1.00)	(1.16)	12.55	7.98	45,831	1.25	1.21	86
03/31/16	12.55	0.17	(0.23)	(0.06)	(0.21)	(1.30)	(1.51)	10.98	(0.35)	23,038	1.26	1.34	45

*	Calculated based upon average shares outstanding
**	Total return does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, the total return would have been lower for each period presented. Total return does include expense reimbursement and expense reductions.
(1)	Excludes expense reductions. If these expense reductions had been applied, the ratio of expenses to average net assets would have been lower and the ratio of net investment income (loss) to average net assets would have been higher by the following:

	03/31/12	03/31/13	03/31/14	03/31/15	03/31/16
Multi-Managed Income/Equity Portfolio Class 1	0.00%	0.00%	0.01%	0.00%	0.00%
Multi-Managed Income/Equity Portfolio Class 2	0.00	0.00	0.01	0.00	0.00
Multi-Managed Income/Equity Portfolio Class 3	0.00	0.00	0.01	0.00	0.00

122	Seasons Series Trust

FINANCIAL HIGHLIGHTS

Period ended	Net Asset Value beginning of period	Net investment income (loss)*	Net realized & unrealized gain (loss) on investments	Total from investment operations	Dividends from net investment income	Dividends from net realized gain on investments	Total distributions	Net Asset Value end of period	Total Return**	Net Assets end of period (000’s)	Ratio of expenses to average net assets(1)	Ratio of net investment income to average net assets(1)	Portfolio turnover

Multi-Managed Income Portfolio Class 1
03/31/12	$12.50	$0.30	$0.52	$0.82	$(0.47)	$(0.32)	$(0.79)	$12.53	6.90%	$11,911	1.08%	2.38%	53%
03/31/13	12.53	0.23	0.52	0.75	(0.32)	(0.57)	(0.89)	12.39	6.09	11,480	1.08	1.81	56
03/31/14	12.39	0.20	0.18	0.38	(0.25)	(0.42)	(0.67)	12.10	3.20	10,622	1.05	1.59	63
03/31/15	12.10	0.22	0.53	0.75	(0.22)	(0.53)	(0.75)	12.10	6.30	9,975	1.00	1.81	87
03/31/16	12.10	0.24	(0.22)	0.02	(0.28)	(0.82)	(1.10)	11.02	0.29	6,841	1.01	2.01	46

Multi-Managed Income Portfolio Class 2
03/31/12	12.47	0.28	0.53	0.81	(0.45)	(0.32)	(0.77)	12.51	6.79	47,469	1.23	2.23	53
03/31/13	12.51	0.21	0.52	0.73	(0.30)	(0.57)	(0.87)	12.37	5.93	42,792	1.23	1.66	56
03/31/14	12.37	0.18	0.18	0.36	(0.23)	(0.42)	(0.65)	12.08	3.02	37,405	1.21	1.44	63
03/31/15	12.08	0.20	0.53	0.73	(0.20)	(0.53)	(0.73)	12.08	6.13	36,076	1.15	1.65	87
03/31/16	12.08	0.22	(0.22)	0.00	(0.26)	(0.82)	(1.08)	11.00	0.11	30,780	1.17	1.87	46

Multi-Managed Income Portfolio Class 3
03/31/12	12.45	0.27	0.53	0.80	(0.44)	(0.32)	(0.76)	12.49	6.71	32,770	1.33	2.12	53
03/31/13	12.49	0.20	0.52	0.72	(0.29)	(0.57)	(0.86)	12.35	5.83	29,548	1.33	1.56	56
03/31/14	12.35	0.16	0.18	0.34	(0.23)	(0.42)	(0.65)	12.04	2.84	38,707	1.29	1.32	63
03/31/15	12.04	0.19	0.52	0.71	(0.18)	(0.53)	(0.71)	12.04	6.06	36,255	1.25	1.55	87
03/31/16	12.04	0.21	(0.22)	(0.01)	(0.23)	(0.82)	(1.05)	10.98	0.01	20,719	1.26	1.75	46

*	Calculated based upon average shares outstanding
**	Total return does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, the total return would have been lower for each period presented. Total return does include expense reimbursement and expense reductions.
(1)	Excludes expense reductions. If these expense reductions had been applied, the ratio of expenses to average net assets would have been lower and the ratio of net investment income (loss) to average net assets would have been higher by the following:

	03/31/12	03/31/13	03/31/14	03/31/15	03/31/16
Multi-Managed Income Portfolio Class 1	0.00%	0.00%	0.00%	0.00%	0.00%
Multi-Managed Income Portfolio Class 2	0.00	0.00	0.00	0.00	0.00
Multi-Managed Income Portfolio Class 3	0.00	0.00	0.00	0.00	0.00

123	Seasons Series Trust

FINANCIAL HIGHLIGHTS

Period ended	Net Asset Value beginning of period	Net investment income (loss)*	Net realized & unrealized gain (loss) on investments	Total from investment operations	Dividends from net investment income	Dividends from net realized gain on investments	Total distributions	Net Asset Value end of period	Total Return**		Net Assets end of period (000’s)	Ratio of expenses to average net assets(1)(2)	Ratio of net investment income to average net assets(1)(2)	Portfolio turnover

Asset Allocation: Diversified Growth Portfolio Class 1
03/31/12	$10.14	$0.18	$0.19	$0.37	$(0.21)	$—	$(0.21)	$10.30	3.93	%(3)	$24,385	1.04%	1.88%	89%
03/31/13	10.30	0.20	0.99	1.19	(0.24)	—	(0.24)	11.25	11.77		22,692	1.05	1.90	67
03/31/14	11.25	0.20	1.86	2.06	(0.33)	—	(0.33)	12.98	18.43		22,898	1.01	1.63	61
03/31/15	12.98	0.18	1.17	1.35	(0.24)	(0.10)	(0.34)	13.99	10.56		21,958	0.99	1.36	79
03/31/16	13.99	0.19	(0.85)	(0.66)	(0.43)	(1.42)	(1.85)	11.48	(4.69)		17,363	0.98	1.46	94

Asset Allocation: Diversified Growth Portfolio Class 2
03/31/12	10.12	0.17	0.20	0.37	(0.20)	—	(0.20)	10.29	3.84	(3)	87,601	1.19	1.73	89
03/31/13	10.29	0.18	0.99	1.17	(0.22)	—	(0.22)	11.24	11.58		77,266	1.20	1.75	67
03/31/14	11.24	0.18	1.86	2.04	(0.31)	—	(0.31)	12.97	18.26		74,099	1.16	1.48	61
03/31/15	12.97	0.16	1.17	1.33	(0.22)	(0.10)	(0.32)	13.98	10.39		70,798	1.14	1.21	79
03/31/16	13.98	0.17	(0.85)	(0.68)	(0.41)	(1.42)	(1.83)	11.47	(4.88)		60,314	1.13	1.31	94

Asset Allocation: Diversified Growth Portfolio Class 3
03/31/12	10.11	0.16	0.19	0.35	(0.19)	—	(0.19)	10.27	3.64	(3)	73,205	1.28	1.63	89
03/31/13	10.27	0.17	0.99	1.16	(0.21)	—	(0.21)	11.22	11.50		67,530	1.30	1.65	67
03/31/14	11.22	0.17	1.86	2.03	(0.30)	—	(0.30)	12.95	18.18		65,734	1.26	1.38	61
03/31/15	12.95	0.15	1.17	1.32	(0.21)	(0.10)	(0.31)	13.96	10.28		61,850	1.24	1.11	79
03/31/16	13.96	0.16	(0.85)	(0.69)	(0.40)	(1.42)	(1.82)	11.45	(5.00)		51,394	1.23	1.21	94

*	Calculated based upon average shares outstanding
**	Total return does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, the total return would have been lower for each period presented. Total return does include expense reimbursement and expense reductions.
(1)	Excludes expense reductions. If these expense reductions had been applied, the ratio of expenses to average net assets would have been lower and the ratio of net investment income (loss) to average net assets would have been higher by the following:

	03/31/12	03/31/13	03/31/14	03/31/15	03/31/16
Asset Allocation: Diversified Growth Portfolio Class 1	0.01%	0.01%	0.00%	0.00%	0.00%
Asset Allocation: Diversified Growth Portfolio Class 2	0.01	0.01	0.00	0.00	0.00
Asset Allocation: Diversified Growth Portfolio Class 3	0.01	0.01	0.00	0.00	0.00
(2)	Net of the following expense reimbursements, waivers and (recoupments) (based on average net assets):

	03/31/12	03/31/13	03/31/14	03/31/15	03/31/16
Asset Allocation: Diversified Growth Portfolio Class 1	0.10%	0.10%	0.10%	0.10%	0.10%
Asset Allocation: Diversified Growth Portfolio Class 2	0.10	0.10	0.10	0.10	0.10
Asset Allocation: Diversified Growth Portfolio Class 3	0.10	0.10	0.10	0.10	0.10
(3)	The Portfolio’s performance figure was increased by less than 0.01% from gains on the disposal of investments in violation of investment restrictions.

124	Seasons Series Trust

FINANCIAL HIGHLIGHTS

Period ended	Net Asset Value beginning of period	Net investment income (loss)*	Net realized & unrealized gain (loss) on investments	Total from investment operations	Dividends from net investment income	Dividends from net realized gain on investments	Total distributions	Net Asset Value end of period	Total Return**	Net Assets end of period (000’s)	Ratio of expenses to average net assets(1)	Ratio of net investment income to average net assets(1)	Portfolio turnover

Stock Portfolio Class 1
03/31/12	$15.66	$(0.04)	$1.83	$1.79	$—	$—	$—	$17.45	11.43%	$19,750	0.96%	(0.25)%	24%
03/31/13	17.45	0.02	1.21	1.23	—	—	—	18.68	7.05	107,950	0.94	0.11	35
03/31/14	18.68	(0.05)	5.08	5.03	—	(0.85)	(0.85)	22.86	27.01	237,515	0.91	(0.23)	36
03/31/15	22.86	(0.03)	3.70	3.67	—	(1.25)	(1.25)	25.28	16.53	381,906	0.88	(0.15)	32
03/31/16	25.28	(0.05)	(0.22)	(0.27)	—	(1.80)	(1.80)	23.21	(1.32)	387,062	0.87	(0.19)	43

Stock Portfolio Class 2
03/31/12	15.52	(0.06)	1.80	1.74	—	—	—	17.26	11.21	68,643	1.11	(0.40)	24
03/31/13	17.26	(0.03)	1.23	1.20	—	—	—	18.46	6.95	61,041	1.11	(0.15)	35
03/31/14	18.46	(0.08)	5.02	4.94	—	(0.85)	(0.85)	22.55	26.84	58,280	1.06	(0.38)	36
03/31/15	22.55	(0.07)	3.65	3.58	—	(1.25)	(1.25)	24.88	16.36	55,803	1.03	(0.30)	32
03/31/16	24.88	(0.08)	(0.23)	(0.31)	—	(1.80)	(1.80)	22.77	(1.51)	47,757	1.02	(0.34)	43

Stock Portfolio Class 3
03/31/12	15.44	(0.08)	1.80	1.72	—	—	—	17.16	11.14	59,118	1.21	(0.50)	24
03/31/13	17.16	(0.04)	1.21	1.17	—	—	—	18.33	6.82	55,215	1.21	(0.25)	35
03/31/14	18.33	(0.10)	4.98	4.88	—	(0.85)	(0.85)	22.36	26.70	53,760	1.16	(0.48)	36
03/31/15	22.36	(0.09)	3.62	3.53	—	(1.25)	(1.25)	24.64	16.27	50,706	1.13	(0.40)	32
03/31/16	24.64	(0.11)	(0.22)	(0.33)	—	(1.80)	(1.80)	22.51	(1.61)	42,384	1.12	(0.44)	43

*	Calculated based upon average shares outstanding
**	Total return does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, the total return would have been lower for each period presented. Total return does include expense reimbursement and expense reductions.
(1)	Excludes expense reductions. If these expense reductions had been applied, the ratio of expenses to average net assets would have been lower and the ratio of net investment income (loss) to average net assets would have been higher by the following:

	03/31/12	03/31/13	03/31/14	03/31/15	03/31/16
Stock Portfolio Class 1	0.00%	0.00%	0.00%	0.00%	0.00%
Stock Portfolio Class 2	0.00	0.00	0.00	0.00	0.00
Stock Portfolio Class 3	0.00	0.00	0.00	0.00	0.00

125	Seasons Series Trust

FINANCIAL HIGHLIGHTS

Period ended	Net Asset Value beginning of period	Net investment income (loss)*	Net realized & unrealized gain (loss) on investments	Total from investment operations	Dividends from net investment income	Dividends from net realized gain on investments	Total distributions	Net Asset Value end of period	Total Return**	Net Assets end of period (000’s)	Ratio of expenses to average net assets(1)	Ratio of net investment income to average net assets(1)	Portfolio turnover

Large Cap Growth Portfolio Class 1
03/31/12	$10.07	$0.05	$0.97	$1.02	$(0.05)	$—	$(0.05)	$11.04	10.17%	$8,552	0.90%	0.54%	52%
03/31/13	11.04	0.09	0.98	1.07	(0.06)	(0.39)	(0.45)	11.66	10.06	39,935	0.89	0.90	31
03/31/14	11.66	0.06	2.55	2.61	(0.08)	(0.47)	(0.55)	13.72	22.60	158,516	0.85	0.47	69
03/31/15	13.72	0.08	2.07	2.15	(0.06)	(2.01)	(2.07)	13.80	16.61	216,793	0.84	0.57	43
03/31/16	13.80	0.07	(0.07)	(0.00)	(0.07)	(1.28)	(1.35)	12.45	(0.04)	244,613	0.83	0.53	46

Large Cap Growth Portfolio Class 2
03/31/12	9.93	0.04	0.95	0.99	(0.03)	—	(0.03)	10.89	10.01	46,185	1.05	0.36	52
03/31/13	10.89	0.07	0.97	1.04	(0.04)	(0.39)	(0.43)	11.50	9.90	41,043	1.04	0.66	31
03/31/14	11.50	0.04	2.51	2.55	(0.06)	(0.47)	(0.53)	13.52	22.38	41,595	1.01	0.32	69
03/31/15	13.52	0.06	2.04	2.10	(0.03)	(2.01)	(2.04)	13.58	16.52	41,272	0.98	0.41	43
03/31/16	13.58	0.05	(0.07)	(0.02)	(0.05)	(1.28)	(1.33)	12.23	(0.20)	35,318	0.98	0.37	46

Large Cap Growth Portfolio Class 3
03/31/12	9.86	0.03	0.95	0.98	(0.02)	—	(0.02)	10.82	9.99	225,751	1.15	0.28	52
03/31/13	10.82	0.06	0.96	1.02	(0.03)	(0.39)	(0.42)	11.42	9.76	210,063	1.14	0.57	31
03/31/14	11.42	0.03	2.50	2.53	(0.05)	(0.47)	(0.52)	13.43	22.31	211,518	1.11	0.22	69
03/31/15	13.43	0.04	2.03	2.07	(0.02)	(2.01)	(2.03)	13.47	16.35	195,439	1.08	0.31	43
03/31/16	13.47	0.04	(0.08)	(0.04)	(0.04)	(1.28)	(1.32)	12.11	(0.35)	199,168	1.08	0.28	46

*	Calculated based upon average shares outstanding
**	Total return does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, the total return would have been lower for each period presented. Total return does include expense reimbursement and expense reductions.
(1)	Excludes expense reductions. If these expense reductions had been applied, the ratio of expenses to average net assets would have been lower and the ratio of net investment income (loss) to average net assets would have been higher by the following:

	03/31/12	03/31/13	03/31/14	03/31/15	03/31/16
Large Cap Growth Portfolio Class 1	0.00%	0.00%	0.01%	0.00%	0.00%
Large Cap Growth Portfolio Class 2	0.00	0.00	0.01	0.00	0.00
Large Cap Growth Portfolio Class 3	0.00	0.00	0.01	0.00	0.00

126	Seasons Series Trust

FINANCIAL HIGHLIGHTS

Period ended	Net Asset Value beginning of period	Net investment income (loss)*	Net realized & unrealized gain (loss) on investments	Total from investment operations	Dividends from net investment income	Dividends from net realized gain on investments	Total distributions	Net Asset Value end of period	Total Return**	Net Assets end of period (000’s)	Ratio of expenses to average net assets(1)	Ratio of net investment income to average net assets(1)	Portfolio turnover

Large Cap Value Portfolio Class 1
03/31/12	$11.76	$0.17	$0.24	$0.41	$(0.17)	$—	$(0.17)	$12.00	3.70%	$12,598	0.89%	1.59%	32%
03/31/13	12.00	0.20	1.60	1.80	(0.17)	—	(0.17)	13.63	15.18	117,872	0.88	1.70	31
03/31/14	13.63	0.27	2.35	2.62	(0.15)	—	(0.15)	16.10	19.27	392,153	0.82	1.87	31
03/31/15	16.10	0.25	0.90	1.15	(0.19)	(0.02)	(0.21)	17.04	7.16	672,766	0.79	1.55	27
03/31/16	17.04	0.30	(0.87)	(0.57)	(0.23)	(0.87)	(1.10)	15.37	(3.19)	771,124	0.78	1.87	62

Large Cap Value Portfolio Class 2
03/31/12	11.74	0.16	0.23	0.39	(0.15)	—	(0.15)	11.98	3.52	41,809	1.04	1.48	32
03/31/13	11.98	0.20	1.59	1.79	(0.15)	—	(0.15)	13.62	15.09	39,393	1.03	1.60	31
03/31/14	13.62	0.24	2.35	2.59	(0.13)	—	(0.13)	16.08	19.04	39,393	0.98	1.59	31
03/31/15	16.08	0.23	0.89	1.12	(0.16)	(0.02)	(0.18)	17.02	7.00	36,827	0.94	1.39	27
03/31/16	17.02	0.27	(0.86)	(0.59)	(0.20)	(0.87)	(1.07)	15.36	(3.32)	29,350	0.93	1.69	62

Large Cap Value Portfolio Class 3
03/31/12	11.72	0.15	0.24	0.39	(0.14)	—	(0.14)	11.97	3.53	257,027	1.14	1.38	32
03/31/13	11.97	0.18	1.58	1.76	(0.14)	—	(0.14)	13.59	14.84	261,514	1.13	1.50	31
03/31/14	13.59	0.22	2.35	2.57	(0.11)	—	(0.11)	16.05	18.98	280,113	1.08	1.51	31
03/31/15	16.05	0.22	0.88	1.10	(0.14)	(0.02)	(0.16)	16.99	6.91	271,186	1.04	1.29	27
03/31/16	16.99	0.26	(0.87)	(0.61)	(0.16)	(0.87)	(1.03)	15.35	(3.42)	155,929	1.03	1.56	62

Mid Cap Growth Portfolio Class 1
03/31/12	13.03	(0.04)	0.18	0.14	—	—	—	13.17	1.07	7,441	1.12	(0.36)	75
03/31/13	13.17	0.01	1.46	1.47	—	(0.48)	(0.48)	14.16	11.66	30,299	1.07	0.08	61
03/31/14	14.16	(0.02)	3.38	3.36	—	(0.43)	(0.43)	17.09	23.88	82,505	0.99	(0.15)	55
03/31/15	17.09	(0.02)	2.21	2.19	—	(1.42)	(1.42)	17.86	13.56	140,381	0.94	(0.13)	48
03/31/16	17.86	(0.01)	(1.19)	(1.20)	—	(1.02)	(1.02)	15.64	(6.77)	137,158	0.94	(0.08)	47

Mid Cap Growth Portfolio Class 2
03/31/12	12.75	(0.06)	0.17	0.11	—	—	—	12.86	0.86	32,440	1.27	(0.52)	75
03/31/13	12.86	(0.02)	1.44	1.42	—	(0.48)	(0.48)	13.80	11.55	28,219	1.24	(0.14)	61
03/31/14	13.80	(0.05)	3.30	3.25	—	(0.43)	(0.43)	16.62	23.70	30,749	1.15	(0.33)	55
03/31/15	16.62	(0.05)	2.15	2.10	—	(1.42)	(1.42)	17.30	13.40	28,242	1.09	(0.29)	48
03/31/16	17.30	(0.04)	(1.14)	(1.18)	—	(1.02)	(1.02)	15.10	(6.87)	22,390	1.09	(0.23)	47

Mid Cap Growth Portfolio Class 3
03/31/12	12.60	(0.07)	0.17	0.10	—	—	—	12.70	0.79	65,265	1.37	(0.61)	75
03/31/13	12.70	(0.03)	1.42	1.39	—	(0.48)	(0.48)	13.61	11.46	56,673	1.34	(0.24)	61
03/31/14	13.61	(0.07)	3.26	3.19	—	(0.43)	(0.43)	16.37	23.59	50,088	1.25	(0.43)	55
03/31/15	16.37	(0.06)	2.11	2.05	—	(1.42)	(1.42)	17.00	13.30	53,768	1.19	(0.38)	48
03/31/16	17.00	(0.05)	(1.14)	(1.19)	—	(1.02)	(1.02)	14.79	(7.06)	61,932	1.19	(0.30)	47

*	Calculated based upon average shares outstanding
**	Total return does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, the total return would have been lower for each period presented. Total return does include expense reimbursement and expense reductions.
(1)	Excludes expense reductions. If these expense reductions had been applied, the ratio of expenses to average net assets would have been lower and the ratio of net investment income (loss) to average net assets would have been higher by the following:

	03/31/12	03/31/13	03/31/14	03/31/15	03/31/16
Large Cap Value Portfolio Class 1	0.00%	0.00%	0.00%	0.00%	0.00%
Large Cap Value Portfolio Class 2	0.00	0.00	0.00	0.00	0.00
Large Cap Value Portfolio Class 3	0.00	0.00	0.00	0.00	0.00
Mid Cap Growth Portfolio Class 1	0.00	0.00	0.00	0.00	0.00
Mid Cap Growth Portfolio Class 2	0.00	0.00	0.00	0.00	0.00
Mid Cap Growth Portfolio Class 3	0.00	0.00	0.00	0.00	0.00

127	Seasons Series Trust

FINANCIAL HIGHLIGHTS

Period ended	Net Asset Value beginning of period	Net investment income (loss)*	Net realized & unrealized gain (loss) on investments	Total from investment operations	Dividends from net investment income	Dividends from net realized gain on investments	Total distributions	Net Asset Value end of period	Total Return**		Net Assets end of period (000’s)	Ratio of expenses to average net assets(1)	Ratio of net investment income to average net assets(1)	Portfolio turnover

Mid Cap Value Portfolio Class 1
03/31/12	$14.47	$0.10	$(0.14)	$(0.04)	$(0.08)	$—	$(0.08)	$14.35	(0.19)%		$9,565	1.01%	0.79%	54%
03/31/13	14.35	0.16	2.39	2.55	(0.09)	—	(0.09)	16.81	17.86		59,774	0.99	1.13	62
03/31/14	16.81	0.18	3.35	3.53	(0.14)	—	(0.14)	20.20	21.05		164,147	0.93	0.98	68
03/31/15	20.20	0.13	1.99	2.12	(0.18)	(1.72)	(1.90)	20.42	11.09		193,319	0.91	0.64	95
03/31/16	20.42	0.19	(1.53)	(1.34)	(0.11)	(3.15)	(3.26)	15.82	(5.94)		233,605	0.91	1.05	67

Mid Cap Value Portfolio Class 2
03/31/12	14.43	0.08	(0.14)	(0.06)	(0.06)	—	(0.06)	14.31	(0.33)		37,208	1.16	0.57	54
03/31/13	14.31	0.13	2.40	2.53	(0.06)	—	(0.06)	16.78	17.77		35,708	1.14	0.89	62
03/31/14	16.78	0.13	3.36	3.49	(0.11)	—	(0.11)	20.16	20.86		36,743	1.08	0.72	68
03/31/15	20.16	0.09	1.99	2.08	(0.14)	(1.72)	(1.86)	20.38	10.93		34,526	1.06	0.45	95
03/31/16	20.38	0.15	(1.52)	(1.37)	(0.08)	(3.15)	(3.23)	15.78	(6.12)		27,278	1.06	0.84	67

Mid Cap Value Portfolio Class 3
03/31/12	14.41	0.07	(0.14)	(0.07)	(0.05)	—	(0.05)	14.29	(0.43)		162,469	1.27	0.52	54
03/31/13	14.29	0.12	2.39	2.51	(0.06)	—	(0.06)	16.74	17.61		163,073	1.24	0.80	62
03/31/14	16.74	0.11	3.35	3.46	(0.09)	—	(0.09)	20.11	20.71		133,694	1.18	0.60	68
03/31/15	20.11	0.07	1.99	2.06	(0.11)	(1.72)	(1.83)	20.34	10.83		114,177	1.16	0.34	95
03/31/16	20.34	0.13	(1.51)	(1.38)	(0.06)	(3.15)	(3.21)	15.75	(6.18)		51,112	1.15	0.65	67

Small Cap Portfolio Class 1
03/31/12	10.25	(0.01)	(0.06)	(0.07)	—	—	—	10.18	(0.68	)(2)	6,125	1.05	(0.08)	75
03/31/13	10.18	0.02	1.01	1.03	—	—	—	11.21	10.12		27,441	1.05	0.24	115
03/31/14	11.21	0.05	2.84	2.89	—	—	—	14.10	25.78		95,264	0.99	0.37	41
03/31/15	14.10	0.06	0.71	0.77	(0.03)	(0.56)	(0.59)	14.28	5.78		147,337	0.94	0.46	40
03/31/16	14.28	0.04	(1.38)	(1.34)	(0.05)	(0.95)	(1.00)	11.94	(9.43)		243,707	0.93	0.32	65

Small Cap Portfolio Class 2
03/31/12	10.08	(0.03)	(0.06)	(0.09)	—	—	—	9.99	(0.89	)(2)	29,194	1.20	(0.31)	75
03/31/13	9.99	(0.00)	1.00	1.00	—	—	—	10.99	10.01		25,992	1.20	(0.02)	115
03/31/14	10.99	0.02	2.79	2.81	—	—	—	13.80	25.57		27,478	1.15	0.14	41
03/31/15	13.80	0.03	0.71	0.74	(0.01)	(0.56)	(0.57)	13.97	5.65		23,823	1.09	0.25	40
03/31/16	13.97	0.02	(1.35)	(1.33)	(0.03)	(0.95)	(0.98)	11.66	(9.61)		18,131	1.08	0.13	65

Small Cap Portfolio Class 3
03/31/12	9.98	(0.04)	(0.06)	(0.10)	—	—	—	9.88	(1.00	)(2)	95,460	1.29	(0.43)	75
03/31/13	9.88	(0.01)	0.99	0.98	—	—	—	10.86	9.92		93,909	1.30	(0.10)	115
03/31/14	10.86	0.01	2.75	2.76	—	—	—	13.62	25.41		96,671	1.25	0.04	41
03/31/15	13.62	0.02	0.70	0.72	—	(0.56)	(0.56)	13.78	5.60		85,401	1.19	0.15	40
03/31/16	13.78	0.00	(1.33)	(1.33)	—	(0.95)	(0.95)	11.50	(9.70)		51,317	1.17	0.01	65

*	Calculated based upon average shares outstanding
**	Total return does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, the total return would have been lower for each period presented. Total return does include expense reimbursement and expense reductions.
(1)	Excludes expense reductions. If these expense reductions had been applied, the ratio of expenses to average net assets would have been lower and the ratio of net investment income (loss) to average net assets would have been higher by the following:

	03/31/12	03/31/13	03/31/14	03/31/15	03/31/16
Mid Cap Value Class 1	0.00%	0.00%	0.00%	0.00%	0.01%
Mid Cap Value Class 2	0.01	0.00	0.00	0.00	0.01
Mid Cap Value Class 3	0.00	0.00	0.00	0.00	0.01
Small Cap Portfolio Class 1	0.00	0.00	0.00	0.00	0.00
Small Cap Portfolio Class 2	0.00	0.00	0.00	0.00	0.00
Small Cap Portfolio Class 3	0.00	0.00	0.00	0.00	0.00
(2)	The Portfolio’s performance was increased by less than 0.01% from reimbursements for losses realized on the disposal of investments in violation of investment restrictions.

128	Seasons Series Trust

FINANCIAL HIGHLIGHTS

Period ended	Net Asset Value beginning of period	Net investment income (loss)*	Net realized & unrealized gain (loss) on investments	Total from investment operations	Dividends from net investment income	Dividends from net realized gain on investments	Total distributions	Net Asset Value end of period	Total Return**	Net Assets end of period (000’s)	Ratio of expenses to average net assets		Ratio of net investment income to average net assets		Portfolio turnover

International Equity Portfolio Class 1
03/31/12	$8.09	$0.16	$(0.70)	$(0.54)	$(0.11)	$—	$(0.11)	$7.44	(6.54)%	$12,881	1.12	%(1)	2.39	%(1)	59%
03/31/13	7.44	0.08	0.56	0.64	(0.11)	—	(0.11)	7.97	8.76	105,553	1.10	(1)	1.21	(1)	50
03/31/14	7.97	0.15	0.99	1.14	(0.10)	—	(0.10)	9.01	14.32	268,032	1.03	(1)	1.84	(1)	52
03/31/15	9.01	0.14	(0.20)	(0.06)	(0.14)	—	(0.14)	8.81	(0.62)	421,202	0.99	(1)(2)	1.58	(1)(2)	64
03/31/16	8.81	0.13	(1.00)	(0.87)	(0.11)	—	(0.11)	7.83	(9.94)	500,027	0.92	(1)(2)	1.63	(1)(2)	28

International Equity Portfolio Class 2
03/31/12	8.09	0.15	(0.69)	(0.54)	(0.10)	—	(0.10)	7.45	(6.62)	35,187	1.28	(1)	1.94	(1)	59
03/31/13	7.45	0.10	0.53	0.63	(0.10)	—	(0.10)	7.98	8.55	30,852	1.26	(1)	1.38	(1)	50
03/31/14	7.98	0.14	0.98	1.12	(0.09)	—	(0.09)	9.01	14.00	30,386	1.18	(1)	1.65	(1)	52
03/31/15	9.01	0.13	(0.20)	(0.07)	(0.12)	—	(0.12)	8.82	(0.68)	28,805	1.13	(1)(2)	1.46	(1)(2)	64
03/31/16	8.82	0.13	(1.02)	(0.89)	(0.09)	—	(0.09)	7.84	(10.09)	22,223	1.08	(1)(2)	1.52	(1)(2)	28

International Equity Portfolio Class 3
03/31/12	8.08	0.13	(0.69)	(0.56)	(0.09)	—	(0.09)	7.43	(6.79)	268,933	1.38	(1)	1.82	(1)	59
03/31/13	7.43	0.09	0.53	0.62	(0.10)	—	(0.10)	7.95	8.40	300,965	1.36	(1)	1.22	(1)	50
03/31/14	7.95	0.14	0.97	1.11	(0.08)	—	(0.08)	8.98	13.95	266,042	1.29	(1)	1.56	(1)	52
03/31/15	8.98	0.12	(0.20)	(0.08)	(0.11)	—	(0.11)	8.79	(0.80)	266,271	1.23	(1)(2)	1.35	(1)(2)	64
03/31/16	8.79	0.12	(1.02)	(0.90)	(0.08)	—	(0.08)	7.81	(10.21)	231,504	1.18	(1)(2)	1.40	(1)(2)	28

Diversified Fixed Income Portfolio Class 1
03/31/12	11.50	0.30	0.58	0.88	(0.32)	(0.13)	(0.45)	11.93	7.65	20,427	0.75		2.80		104
03/31/13	11.93	0.22	0.29	0.51	(0.26)	(0.18)	(0.44)	12.00	4.32	152,429	0.73		1.94		87
03/31/14	12.00	0.20	(0.31)	(0.11)	(0.20)	(0.11)	(0.31)	11.58	(0.87)	402,275	0.70		1.77		88
03/31/15	11.58	0.22	0.33	0.55	(0.21)	—	(0.21)	11.92	4.75	637,855	0.69		1.92		56
03/31/16	11.92	0.23	(0.10)	0.13	(0.23)	(0.08)	(0.31)	11.74	1.15	750,909	0.68		1.99		37

Diversified Fixed Income Portfolio Class 2
03/31/12	11.48	0.32	0.53	0.85	(0.30)	(0.13)	(0.43)	11.90	7.42	59,131	0.91		2.69		104
03/31/13	11.90	0.22	0.27	0.49	(0.24)	(0.18)	(0.42)	11.97	4.15	52,467	0.88		1.83		87
03/31/14	11.97	0.19	(0.31)	(0.12)	(0.18)	(0.11)	(0.29)	11.56	(0.98)	41,776	0.85		1.66		88
03/31/15	11.56	0.21	0.32	0.53	(0.19)	—	(0.19)	11.90	4.58	38,732	0.84		1.78		56
03/31/16	11.90	0.22	(0.10)	0.12	(0.21)	(0.08)	(0.29)	11.73	1.05	35,485	0.83		1.84		37

Diversified Fixed Income Portfolio Class 3
03/31/12	11.44	0.30	0.54	0.84	(0.29)	(0.13)	(0.42)	11.86	7.35	486,707	1.01		2.57		104
03/31/13	11.86	0.21	0.27	0.48	(0.24)	(0.18)	(0.42)	11.92	4.04	499,708	0.99		1.73		87
03/31/14	11.92	0.18	(0.31)	(0.13)	(0.17)	(0.11)	(0.28)	11.51	(1.07)	465,097	0.95		1.55		88
03/31/15	11.51	0.20	0.31	0.51	(0.17)	—	(0.17)	11.85	4.48	405,074	0.94		1.68		56
03/31/16	11.85	0.20	(0.11)	0.09	(0.20)	(0.08)	(0.28)	11.66	0.83	436,441	0.93		1.74		37

*	Calculated based upon average shares outstanding
**	Total return does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, the total return would have been lower for each period presented. Total return does include expense reimbursement and expense reductions.
(1)	Excludes expense reductions. If these expense reductions had been applied, the ratio of expenses to average net assets would have been lower and the ratio of net investment income (loss) to average net assets would have been higher by the following:

	03/31/12	03/31/13	03/31/14	03/31/15	03/31/16
International Equity Portfolio Class 1	0.00%	0.01%	0.01%	0.01%	0.00%
International Equity Portfolio Class 2	0.00	0.01	0.01	0.01	0.00
International Equity Portfolio Class 3	0.00	0.01	0.01	0.01	0.00
(2)	Net of the following expense reimbursements, waivers and (recoupments) (based on average net assets):

	03/31/12	03/31/13	03/31/14	03/31/15	03/31/16
International Equity Portfolio Class 1	—%	—%	—%	0.01%	0.04%
International Equity Portfolio Class 2	—	—	—	0.01	0.04
International Equity Portfolio Class 3	—	—	—	0.01	0.04

129	Seasons Series Trust

FINANCIAL HIGHLIGHTS

Period ended	Net Asset Value beginning of period	Net investment income (loss)*	Net realized & unrealized gain (loss) on investments	Total from investment operations	Dividends from net investment income	Dividends from net realized gain on investments	Total distributions	Net Asset Value end of period	Total Return**	Net Assets end of period (000’s)	Ratio of expenses to average net assets		Ratio of net investment income to average net assets		Portfolio turnover

Real Return Portfolio Class 1
01/23/12@-
03/31/12	$10.16	$0.02	$0.07	$0.09	$—	$—	$—	$10.25	0.89%	$7,698	0.69	%(1)	0.38	%(1)	38%
03/31/13	10.25	(0.02)	0.36	0.34	(0.28)	—	(0.28)	10.31	3.28	71,823	0.68		(0.25)		89
03/31/14	10.31	(0.01)	(0.46)	(0.47)	(0.10)	—	(0.10)	9.74	(4.60)	169,055	0.64		(0.08)		39
03/31/15	9.74	(0.09)	0.29	0.20	—	—	—	9.94	2.05	189,273	0.64		(0.95)		128
03/31/16	9.94	0.01	0.01	0.02	(0.41)	—	(0.41)	9.55	0.24	156,274	0.63		0.09		32

Real Return Portfolio Class 3
03/31/12	9.69	0.16	0.40	0.56	—	—	—	10.25	5.78	371,531	0.93		1.66		38
03/31/13	10.25	(0.00)	0.30	0.30	(0.27)	—	(0.27)	10.28	2.95	427,741	0.93		(0.02)		89
03/31/14	10.28	(0.01)	(0.49)	(0.50)	(0.07)	—	(0.07)	9.71	(4.82)	466,940	0.90		(0.09)		39
03/31/15	9.71	(0.09)	0.26	0.17	—	—	—	9.88	1.75	499,722	0.89		(0.92)		128
03/31/16	9.88	(0.01)	0.01	(0.00)	(0.38)	—	(0.38)	9.50	0.07	440,312	0.88		(0.08)		32

*	Calculated based upon average shares outstanding
**	Total return is not annualized and does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, the total return would have been lower for each period presented. Total return does include expense reimbursement and expense reductions.
@	Commencement of operations.
(1)	Annualized

130	Seasons Series Trust

FINANCIAL HIGHLIGHTS

Period ended	Net Asset Value beginning of period	Net investment income (loss)*	Net realized & unrealized gain (loss) on investments	Total from investment operations	Dividends from net investment income	Dividends from net realized gain on investments	Total distributions	Net Asset Value end of period	Total Return**	Net Assets end of period (000’s)	Ratio of expenses to average net assets(1)		Ratio of net investment income to average net assets(1)		Portfolio turnover

SA Columbia Focused Growth Portfolio Class 1
03/31/12	$10.62	$(0.02)	$(0.15)	$(0.17)	$(0.01)	$(0.44)	$(0.45)	$10.00	(1.06)%	$6,514	1.12%		(0.19)%		143%
03/31/13	10.00	0.01	0.31	0.32	—	(0.05)	(0.05)	10.27	3.19	44,125	1.11		0.13		157
03/31/14	10.27	(0.03)	2.53	2.50	—	(0.90)	(0.90)	11.87	24.53	69,895	1.08		(0.31)		88
03/31/15	11.87	(0.04)	1.29	1.25	—	(2.37)	(2.37)	10.75	11.44	103,468	1.07		(0.36)		90
03/31/16	10.75	(0.04)	(1.10)	(1.14)	—	(1.00)	(1.00)	8.61	(11.42)	143,792	0.85	(2)	(0.42	)(2)	140

SA Columbia Focused Growth Portfolio Class 2
03/31/12	10.44	(0.03)	(0.15)	(0.18)	(0.01)	(0.44)	(0.45)	9.81	(1.21)	47,737	1.26		(0.32)		143
03/31/13	9.81	(0.00)	0.30	0.30	—	(0.05)	(0.05)	10.06	3.05	37,000	1.27		(0.05)		157
03/31/14	10.06	(0.05)	2.49	2.44	—	(0.90)	(0.90)	11.60	24.44	37,394	1.23		(0.46)		88
03/31/15	11.60	(0.06)	1.26	1.20	—	(2.37)	(2.37)	10.43	11.28	34,180	1.22		(0.52)		90
03/31/16	10.43	(0.06)	(1.06)	(1.12)	—	(1.00)	(1.00)	8.31	(11.59)	25,493	1.02	(2)	(0.59	)(2)	140

SA Columbia Focused Growth Portfolio Class 3
03/31/12	10.35	(0.04)	(0.15)	(0.19)	(0.01)	(0.44)	(0.45)	9.71	(1.34)	98,806	1.37		(0.41)		143
03/31/13	9.71	(0.01)	0.30	0.29	—	(0.05)	(0.05)	9.95	2.98	82,957	1.37		(0.14)		157
03/31/14	9.95	(0.06)	2.45	2.39	—	(0.90)	(0.90)	11.44	24.20	56,736	1.33		(0.56)		88
03/31/15	11.44	(0.07)	1.24	1.17	—	(2.37)	(2.37)	10.24	11.15	41,389	1.32		(0.62)		90
03/31/16	10.24	(0.06)	(1.04)	(1.10)	—	(1.00)	(1.00)	8.14	(11.61)	36,225	1.11	(2)	(0.69	)(2)	140

*	Calculated based upon average shares outstanding
**	Total return does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, the total return would have been lower for each period presented. Total return does include expense reimbursement and expense reductions.
(1)	Excludes expense reductions. If these expense reductions had been applied, the ratio of expenses to average net assets would have been lower and the ratio of net investment income (loss) to average net assets would have been higher by the following:

	03/31/12	03/31/13	03/31/14	03/31/15	03/31/16
SA Columbia Focused Growth Portfolio Class 1	0.01%	0.01%	0.00%	0.00%	0.01%
SA Columbia Focused Growth Portfolio Class 2	0.01	0.01	0.00	0.00	0.01
SA Columbia Focused Growth Portfolio Class 3	0.01	0.01	0.00	0.00	0.01
(2)	Net of the following expense reimbursements, waivers and (recoupments) (based on average net assets):

03/31/16
SA Columbia Focused Growth Portfolio Class 1	0.22%
SA Columbia Focused Growth Portfolio Class 2	0.20
SA Columbia Focused Growth Portfolio Class 3	0.21

131	Seasons Series Trust

FINANCIAL HIGHLIGHTS

Period ended	Net Asset Value beginning of period	Net investment income (loss)*	Net realized & unrealized gain (loss) on investments	Total from investment operations	Dividends from net investment income	Dividends from net realized gain on investments	Total distributions	Net Asset Value end of period	Total Return**	Net Assets end of period (000’s)	Ratio of expenses to average net assets(2)		Ratio of net investment income to average net assets(2)		Portfolio turnover

SA Columbia Focused Value Portfolio Class 1
01/23/12@-
03/31/12	$11.55	$0.02	$0.49	$0.51	$—	$—	$—	$12.06	4.42%	$7,738	1.19	%(1)	0.26	%(1)	50%
03/31/13	12.06	0.16	1.29	1.45	(0.05)	—	(0.05)	13.46	12.05	54,263	1.15		1.40		56
03/31/14	13.46	0.16	2.94	3.10	(0.11)	—	(0.11)	16.45	23.06	177,811	1.05	(3)	1.05	(3)	73
03/31/15	16.45	0.19	1.48	1.67	(0.11)	—	(0.11)	18.01	10.17	276,585	1.00	(3)	1.14	(3)	28
03/31/16	18.01	0.25	(1.12)	(0.87)	(0.17)	(0.16)	(0.33)	16.81	(4.81)	285,988	0.81	(3)	1.45	(3)	110

SA Columbia Focused Value Portfolio Class 2
03/31/12	13.21	0.06	(1.07)	(1.01)	(0.15)	—	(0.15)	12.05	(7.49)	21,636	1.33		0.50		50
03/31/13	12.05	0.15	1.28	1.43	(0.04)	—	(0.04)	13.44	11.94	18,632	1.29		1.24		56
03/31/14	13.44	0.14	2.92	3.06	(0.08)	—	(0.08)	16.42	22.83	18,979	1.21	(3)	0.90	(3)	73
03/31/15	16.42	0.17	1.48	1.65	(0.08)	—	(0.08)	17.99	10.06	17,357	1.15	(3)	0.97	(3)	28
03/31/16	17.99	0.22	(1.12)	(0.90)	(0.14)	(0.16)	(0.30)	16.79	(4.99)	13,865	0.97	(3)	1.28	(3)	110

SA Columbia Focused Value Portfolio Class 3
03/31/12	13.18	0.05	(1.06)	(1.01)	(0.15)	—	(0.15)	12.02	(7.55)	55,360	1.43		0.39		50
03/31/13	12.02	0.14	1.27	1.41	(0.03)	—	(0.03)	13.40	11.80	51,862	1.40		1.15		56
03/31/14	13.40	0.12	2.92	3.04	(0.06)	—	(0.06)	16.38	22.70	40,025	1.31	(3)	0.80	(3)	73
03/31/15	16.38	0.15	1.48	1.63	(0.06)	—	(0.06)	17.95	9.95	34,399	1.25	(3)	0.86	(3)	28
03/31/16	17.95	0.21	(1.12)	(0.91)	(0.12)	(0.16)	(0.28)	16.76	(5.07)	31,162	1.07	(3)	1.19	(3)	110

@	Commencement of operations.
*	Calculated based upon average shares outstanding
**	Total return is not annualized and does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, the total return would have been lower for each period presented. Total return does include expense reimbursement and expense reductions.
(1)	Annualized
(2)	Excludes expense reductions. If these expense reductions had been applied, the ratio of expenses to average net assets would have been lower and the ratio of net investment income (loss) to average net assets would have been higher by the following:

	03/31/12	03/31/13	03/31/14	03/31/15	03/31/16
SA Columbia Focused Value Portfolio Class 1	0.00%	0.01%	0.01%	0.00%	0.01%
SA Columbia Focused Value Portfolio Class 2	0.01	0.01	0.01	0.00	0.01
SA Columbia Focused Value Portfolio Class 3	0.01	0.01	0.01	0.00	0.01
(3)	Net of the following expense reimbursements, waivers and (recoupments) (based on average net assets):

	03/31/12	03/31/13	03/31/14	03/31/15	03/31/16
SA Columbia Focused Value Portfolio Class 1	—%	—%	0.03%	0.05%	0.23%
SA Columbia Focused Value Portfolio Class 2	—	—	0.02	0.05	0.22
SA Columbia Focused Value Portfolio Class 3	—	—	0.02	0.05	0.22

132	Seasons Series Trust

FINANCIAL HIGHLIGHTS

Period ended	Net Asset Value beginning of period	Net investment income (loss)*	Net realized & unrealized gain (loss) on investments	Total from investment operations	Dividends from net investment income	Dividends from net realized gain on investments	Total distributions	Net Asset Value end of period	Total Return**	Net Assets end of period (000’s)	Ratio of expenses to average net assets(1)		Ratio of net investment income to average net assets(1)		Portfolio turnover

Allocation Growth Portfolio Class 3
03/31/12	$10.08	$0.07	$(0.19)	$(0.12)	$(0.08)	$—	$(0.08)	$9.88	(1.13)%	$122,826	0.17%		0.73%		23%
03/31/13	9.88	0.06	0.96	1.02	(0.08)	—	(0.08)	10.82	10.45	119,359	0.18		0.65		7
03/31/14	10.82	0.06	1.73	1.79	(0.09)	—	(0.09)	12.52	16.57	119,271	0.16		0.50		12
03/31/15	12.52	0.07	0.80	0.87	(0.08)	—	(0.08)	13.31	6.99	110,769	0.17		0.56		10
03/31/16	13.31	0.09	(0.73)	(0.64)	(0.18)	—	(0.18)	12.49	(4.78)	92,251	0.16	(2)	0.72	(2)	28

Allocation Moderate Growth Portfolio Class 3
03/31/12	10.94	0.11	(0.02)	0.09	(0.11)	—	(0.11)	10.92	0.88	692,049	0.13		1.03		22
03/31/13	10.92	0.11	0.89	1.00	(0.12)	—	(0.12)	11.80	9.26	695,486	0.13		0.97		5
03/31/14	11.80	0.09	1.37	1.46	(0.17)	—	(0.17)	13.09	12.39	652,267	0.13		0.69		9
03/31/15	13.09	0.09	0.74	0.83	(0.14)	—	(0.14)	13.78	6.35	605,233	0.13		0.70		6
03/31/16	13.78	0.12	(0.65)	(0.53)	(0.18)	(1.07)	(1.25)	12.00	(3.72)	523,326	0.12	(2)	0.93	(2)	22

Allocation Moderate Portfolio Class 3
03/31/12	10.76	0.11	0.11	0.22	(0.11)	—	(0.11)	10.87	2.09	387,252	0.14		1.09		19
03/31/13	10.87	0.12	0.80	0.92	(0.12)	—	(0.12)	11.67	8.54	397,818	0.14		1.10		7
03/31/14	11.67	0.09	1.12	1.21	(0.18)	—	(0.18)	12.70	10.41	392,796	0.13		0.78		13
03/31/15	12.70	0.10	0.66	0.76	(0.14)	(0.31)	(0.45)	13.01	6.15	373,985	0.14		0.74		7
03/31/16	13.01	0.13	(0.54)	(0.41)	(0.16)	(0.87)	(1.03)	11.57	(3.02)	323,181	0.12	(2)	1.03	(2)	24

Allocation Balanced Portfolio Class 3
03/31/12	10.90	0.12	0.32	0.44	(0.12)	—	(0.12)	11.22	4.15	302,034	0.15		1.16		13
03/31/13	11.22	0.14	0.74	0.88	(0.12)	—	(0.12)	11.98	7.91	330,689	0.14		1.27		10
03/31/14	11.98	0.10	0.90	1.00	(0.22)	(0.08)	(0.30)	12.68	8.37	314,279	0.13		0.83		14
03/31/15	12.68	0.10	0.62	0.72	(0.15)	(0.81)	(0.96)	12.44	5.93	299,059	0.14		0.77		8
03/31/16	12.44	0.14	(0.39)	(0.25)	(0.16)	(0.83)	(0.99)	11.20	(1.90)	256,605	0.13	(2)	1.18	(2)	28

*	Calculated based upon average shares outstanding
**	Total return does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, total returns would have been lower for each period presented. Total return does include expense reimbursements and expense reductions.
(1)	Does not include underlying fund expenses that the Portfolios bear indirectly.
(2)	Net of the following expense reimbursements, waivers and (recoupments) (based on average net assets):

03/31/16
Allocation Growth Portfolio Class 3	0.01%
Allocation Moderate Growth Portfolio Class 3	0.01
Allocation Moderate Portfolio Class 3	0.01
Allocation Balanced Portfolio Class 3	0.01

133	Seasons Series Trust

FOR MORE INFORMATION

The following documents contain more information about the Portfolios and are available free of charge upon request:

Annual/Semi-Annual Reports for the Portfolios. Contains financial statements, performance data and information on portfolio holdings. The annual report also contains a written analysis of market conditions and investment strategies that significantly affected a Portfolio’s performance for the most recently completed fiscal year.

Statement of Additional Information (SAI) for the Portfolios. Contains additional information about the Portfolios’ policies, investment restrictions and business structure. This Prospectus incorporates the SAI by reference.

The Trust’s prospectus, SAI and semi-annual and annual reports are available at www.aig.com/getprospectus or online through the internet websites of the life insurance companies offering the Portfolios as investment options. You may obtain copies of these documents or ask questions about the Portfolios at no charge by calling (800) 445-7862 or by writing the Trust at P.O. Box 15570 Amarillo, Texas 79105-5570.

Information about the Portfolios (including the SAI) can be reviewed and copied at the Public Reference Room of the Securities and Exchange Commission, Washington, D.C. Call 1-202-551-8090 for information on the operation of the Public Reference Room. Reports and other information about the Portfolios are also available on the EDGAR Database on the Securities and Exchange Commission’s web-site at http:// www.sec.gov and copies of this information may be obtained upon payment of a duplicating fee by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing the Public Reference Section of the Securities and Exchange Commission, Washington, D.C. 20549-0102.

You should rely only on the information contained in this Prospectus. No one is authorized to provide you with any different information.

The Trust’s Investment Company Act File No: 811-7238

134	Seasons Series Trust

STATEMENT OF ADDITIONAL INFORMATION

SEASONS SERIES TRUST

July 29, 2016

Seasons Series Trust (the “Trust”), a Massachusetts business trust, is a registered open-end, management investment company currently consisting of 20 portfolios. This Statement of Additional Information (“SAI”) relates to the following portfolios:

Allocation Balanced Portfolio

Allocation Growth Portfolio

Allocation Moderate Growth Portfolio

Allocation Moderate Portfolio

Asset Allocation: Diversified Growth Portfolio

Diversified Fixed Income Portfolio

International Equity Portfolio

Large Cap Growth Portfolio

Large Cap Value Portfolio

Mid Cap Growth Portfolio

Mid Cap Value Portfolio

Multi-Managed Growth Portfolio

Multi-Managed Income Portfolio

Multi-Managed Income/Equity Portfolio

Multi-Managed Moderate Growth Portfolio

Real Return Portfolio

SA Columbia Focused Growth Portfolio

SA Columbia Focused Value Portfolio

Small Cap Portfolio

Stock Portfolio

This SAI is not a prospectus, but should be read in conjunction with the current Prospectus of the Trust dated July 29, 2016. This SAI expands upon and supplements the information contained in the current Prospectus of the Trust. The SAI incorporates the Prospectus by reference. Each Portfolio’s audited financial statements for the fiscal year ended March 31, 2016 are incorporated into this SAI by reference to its 2016 annual report to shareholders. You may request a copy of the Prospectus and/or annual report at no charge by calling (800) 445-7862 or writing the Trust at the address below. Capitalized terms used herein but not defined have the meanings assigned to them in the Prospectus.

P.O. Box 15570

Amarillo, Texas 79105-5570

(800) 445-7862

i

THE TRUST

The Trust, organized as a Massachusetts business trust on October 10, 1995, is an open-end management investment company. A Massachusetts business trust is a voluntary association with transferable shares that is established under and governed by its declaration of trust. Shares of the Trust are issued and redeemed only in connection with investments in and payments under variable annuity contracts, and may be sold to fund variable life contracts (“Variable Contracts”).

The Trust currently consists of 20 separate series or portfolios (each, a “Portfolio” and collectively, the “Portfolios”), each of which represents a separate managed portfolio of securities with its own investment objectives. The Board of Trustees (the “Board” or “Board of Trustees”) may establish additional portfolios or classes in the future as referenced in the Trust’s registration statement. Six of the Portfolios, the Multi-Managed Growth, Multi-Managed Moderate Growth, Multi-Managed Income, Multi-Managed Income/Equity, Stock and Asset Allocation: Diversified Growth Portfolios, are referred to as the “Seasons Strategy Portfolios,” and are available through the selection of one of four variable investment “strategies” described in the Seasons Variable Contract prospectus. The Seasons Strategy Portfolios may also be available indirectly through certain investment options under other Variable Contracts offered by the Life Companies (as defined herein). Nine additional Portfolios, the Large Cap Growth, Large Cap Value, Mid Cap Growth, Mid Cap Value, Small Cap, International Equity, Diversified Fixed Income and Real Return Portfolios, are referred to as the “Seasons Select Portfolios,” the SA Columbia Focused Growth and SA Columbia Focused Value Portfolios are referred to as the “Seasons Focused Portfolios,” and the Allocation Growth, Allocation Moderate Growth, Allocation Moderate and Allocation Balanced Portfolios are referred to as the “Seasons Managed Allocation Portfolios.” The Seasons Select Portfolios, Seasons Focused Portfolios and the Seasons Managed Allocation Portfolios are available in addition to the Seasons Strategy Portfolios as variable investment options under Variable Contracts offered by the Life Companies. All shares may be purchased or redeemed at net asset value without any sales or redemption charge.

The Trust commenced operations on April 15, 1997 with the Multi-Managed Growth Portfolio, Multi-Managed Moderate Growth Portfolio, Multi-Managed Income Portfolio, Multi-Managed Income/Equity Portfolio, Stock Portfolio and Asset Allocation: Diversified Growth Portfolio. On October 3, 1998, the Board, including a majority of the Trustees who are not deemed to be “interested persons” of the Trust as defined in the Investment Company Act of 1940, as amended (the “1940 Act”) (the “Independent Trustees”), approved the creation of the Large Cap Growth, Large Cap Composite, Large Cap Value, Mid Cap Growth, Mid Cap Value, Small Cap, International Equity, Diversified Fixed Income and Cash Management Portfolios. On May 23, 2000, the Board approved the creation of the SA Columbia Focused Growth Portfolio (formerly, Focus Growth Portfolio).

On May 23, 2000, the Board approved the creation of Class B shares and the renaming of all issued and outstanding shares as Class A shares. On August 27, 2002, the Board approved the creation of Class 3 shares and the renaming of Class A and Class B shares to Class 1 and Class 2 shares, respectively. Class 1, Class 2 and Class 3 shares of each Portfolio are offered only in connection with certain Variable Contracts. Class 2 and Class 3 shares of a given Portfolio are identical in all respects to Class 1 shares of the same Portfolio, except that (i) each class may bear differing amounts of certain class-specific expenses; (ii) Class 2 and 3 shares are subject to service fees, while Class 1 shares are not; and (iii) Class 2 and Class 3 shares have voting rights on matters that pertain to the plan adopted pursuant to Rule 12b-1 promulgated under the 1940 Act with respect to Class 2 and Class 3 shares (the “Class 2 Plan” and the “Class 3 Plan,” respectively, and collectively, the “Plans”).

On November 29, 2000, the Board approved the creation of the Focus TechNet and Focus Growth and Income Portfolios. On August 21, 2001, the Board approved the creation of the SA Columbia Focused Value Portfolio (formerly, Focus Value Portfolio). The Board may establish additional portfolios or classes in the future.

On September 29, 2004, the Board, including a majority of the Independent Trustees, approved the creation of the Class 3 shares of the Allocation Growth Portfolio, the Allocation Moderate Growth Portfolio, the Allocation Moderate Portfolio, the Allocation Balanced Portfolio and the Real Return Portfolio (formerly, Strategic Fixed Income Portfolio). Each Seasons Managed Allocation Portfolio is structured as a “fund-of-funds,” which means that it pursues its investment goal by investing its assets in a combination of the Seasons Select Portfolios and the Seasons Focused Portfolios (such underlying portfolios collectively referred to as the “Underlying Portfolios”).

On November 5, 2009, the Board approved changes to the Strategic Fixed Income Portfolio’s name and investment policy. Effective January 19, 2010, the Portfolio changed its name to the “Real Return Portfolio” and changed its investment goal and its principal investment strategy.

Effective October 4, 2010, the Focus TechNet Portfolio and the Focus Growth and Income Portfolio were reorganized into the Focus Growth Portfolio; and the Large Cap Composite Portfolio was reorganized into the Large Cap Growth Portfolio. The reorganizations were approved by shareholders at the Special Meeting of Shareholders held September 17, 2010.

Effective March 9, 2015, the Cash Management Portfolio was reorganized into the Cash Management Portfolio as a series of SunAmerica Series Trust (“SAST”), an affiliated investment company.

On May 27, 2015, the Board approved changes to the Focus Growth Portfolio’s and Focus Value Portfolio’s names and investment policies. Effective July 29, 2015, the Focus Growth Portfolio changed its name to “SA Columbia Focused Growth Portfolio” and changed its principal investment strategy, and the Focus Value Portfolio changed its name to “SA Columbia Focused Value Portfolio” and changed its principal investment strategy.

Effective July 29, 2016, the Seasons Managed Allocation Portfolios adopted the Class 3 Plan. The Class 3 Plan was approved by shareholders of the Seasons Managed Allocation Portfolios at the Special Meeting of Shareholders held July 12, 2016.

Shares of the Trust are held by separate accounts of American General Life Insurance Company, a Texas life insurer (“AGLIC”), The United States Life Insurance Company in The City of New York, a New York life insurer (“USLIC”), and The Variable Annuity Life Insurance Company, a Texas life insurer (“VALIC”) (the “Separate Accounts”). AGLIC, USLIC and VALIC (the “Life Companies”) are indirect, wholly-owned subsidiaries of American International Group, Inc. (“AIG”), a Delaware corporation. The Life Companies may issue Variable Contracts that also will use the Trust as the underlying investment. The offering of Trust shares to variable annuity and variable life separate accounts is referred to as “mixed funding.” It may be disadvantageous for variable annuity separate accounts and variable life separate accounts to invest in the Trust simultaneously. Although neither the Life Companies nor the Trust currently foresee such disadvantages either to variable annuity or variable life contract owners, the Board of the Trust will monitor events in order to identify any material conflicts to determine what action, if any, should be taken in response thereto. Shares of the Trust may be offered to separate accounts of other life insurance companies that are affiliates of the Life Companies and to SunAmerica Dynamic Allocation Portfolio (“SDAP”), SunAmerica Dynamic Strategy Portfolio (“SDSP”) and by the Seasons Managed Allocation Portfolios. SDAP and SDSP are separate portfolios of SAST.

SunAmerica Asset Management, LLC (“SAAMCo” or the “Adviser”), a Delaware limited liability company, an indirect, wholly-owned subsidiary of AGLIC, serves as investment adviser for each Portfolio. As described in the applicable Prospectus(es), SAAMCo may retain subadvisers (each, a “Manager” and together with SAAMCo, the “Managers”) to assist in the management of one or more Portfolios.

INVESTMENT GOALS AND POLICIES

The investment goal and principal investment strategy for each of the Portfolios, along with certain types of investments the Portfolios make under normal market conditions and for efficient portfolio management, are described under “Portfolio Summaries” and “Additional Information About the Portfolios’ Investment Strategies and Investment Risks” in the applicable Prospectus(es). The following charts and information supplement the information contained in the applicable Prospectus(es) and also provide information concerning investments the Portfolios may make on a periodic basis which include infrequent investments or investments in which the Portfolios reserve the right to invest. We have also included a supplemental glossary to detail additional investments the Portfolios reserve the right to make as well as to define investment and risk terminology used in the charts below that does not otherwise appear in the applicable Prospectus(es) under the section entitled “Glossary.” In addition, the supplemental glossary also provides additional and/or more detailed information about certain investment and risk terminology that appears in the applicable Prospectus(es) under the section entitled “Glossary.” Unless otherwise indicated, investment restrictions, including percentage limitations, are based on the net assets of each Portfolio and apply at the time of purchase. We will notify shareholders at least 60 days prior to any change to a Portfolio’s investment goal or 80% investment policy, if applicable. “Net assets” will take into account borrowing for investment purposes.

Seasons Strategy Portfolios
Managed Components
	Fixed Income component	Growth component	Small-Cap Growth component
In what other types of investments may the Managed Component periodically invest?

•  American Depositary Receipts (“ADRs”)/European Depositary Receipts (“EDRs”)/Global Depositary Receipts (“GDRs”)

•  Borrowing

•  Credit default swaps

•  Extendible commercial notes (“ECNs”)

•  Hybrid instruments

•  Illiquid securities
(up to 15% of net assets)

•  Interest rate swaps

•  Inverse floaters

•  Loan participations and assignments

•  Reverse repurchase agreements

•  Standby commitments

•  Variable amount master demand notes

•  Variable rate demand notes

•  Warrants

•  Bank obligations

•  Borrowing

•  Corporate debt obligations

•  Derivatives

•  Equity swaps

•  Floating rate obligations

•  Forward foreign currency exchange contracts

•  Hybrid instruments

•  Illiquid securities
(up to 15% of net assets)

•  Initial public offering (“IPO”) investing

•  Inverse floaters

•  Loan participations and assignments

•  Reverse repurchase agreements

•  Roll transactions

•  Short sales

•  Standby commitments

•  U.S. Treasury inflation protection securities

•  Variable rate demand notes

•  Warrants

•  When-issued and delayed-delivery securities

•  Borrowing

•  Equity swaps

•  Floating rate obligations

•  Forward foreign currency exchange contracts

•  Hybrid instruments

•  Illiquid securities
(up to 15% of net assets)

•  IPO investing

•  Inverse floaters

•  Reverse repurchase agreements

•  Roll transactions

•  Short sales

•  Standby commitments

•  U.S. Treasury inflation protection securities

•  Variable rate demand notes

•  Warrants

•  When-issued and delayed-delivery securities

What other types of risk may potentially or periodically affect the Portfolio/Managed Component?	• Illiquidity risk	• Derivatives risk • Illiquidity risk • IPO investing risk • Short sales risk	• Illiquidity risk • IPO investing risk • Short sales risk

Seasons Strategy Portfolios (continued)
	Asset Allocation: Diversified Growth Portfolio	Stock Portfolio
In what other types of investments may the Portfolio/Managed Component periodically invest?

•  ADRs/EDRs/GDRs

•  Borrowing

•  ECNs

•  Equity swaps

•  Exchange traded futures on swaps
(up to 5% of total assets)

•  Floating rate obligations

•  Forward foreign currency exchange contracts

•  Illiquid securities
(up to 15% of net assets)

•  Interest rate swaps (up to 5% of total assets)

•  IPO investing

•  Loan participations and assignments

•  Roll transactions

•  Short sales

•  Standby commitments

•  U.S. Treasury inflation protection securities

•  Variable amount master demand notes

•  Variable rate demand notes

•  Warrants

•  When-issued and delayed-delivery securities

• Borrowing • Forward foreign currency exchange contracts • IPO investing • Short sales • U.S. Treasury inflation protection securities • When-issued and delayed-delivery securities
What other types of risk may potentially or periodically affect the Portfolio/Managed Component?	• Currency volatility risk • IPO investing risk • Illiquidity risk • Short sales risk • Unseasoned companies risk	• Currency volatility risk • IPO investing risk • Credit quality risk • Interest rate fluctuations risk • Prepayment risk • Short sales risk • Unseasoned companies risk

Seasons Select Portfolios
	Large Cap Growth Portfolio	Large Cap Value Portfolio
In what other types of investments may the Portfolio periodically invest?

•  Bank obligations

•  Borrowing

•  Corporate debt obligations

•  ECNs

•  Equity swaps

•  Floating rate obligations

•  Forward foreign currency exchange contracts

•  Inverse floaters

•  IPO investing

•  Loan participations and assignments

•  Passive foreign investment companies (“PFICs”)

•  Reverse repurchase agreements

•  Roll transactions

•  Short sales

•  Standby commitments

•  U.S. Treasury inflation protection securities

•  Variable amount master demand notes

•  Variable rate demand notes

•  Warrants

•  When-issued and delayed-delivery securities

•  Borrowing

•  ECNs

•  Floating rate obligations

•  Forward foreign currency exchange contracts

•  Inverse floaters

•  IPO investing

•  Loan participations and assignments

•  PFICs

•  Reverse repurchase agreements

•  Roll transactions

•  Short sales

•  Standby commitments

•  U.S. Treasury inflation protection securities

•  Variable amount master demand notes

•  Variable rate demand notes

•  Warrants

•  When-issued and delayed-delivery securities

What other types of risk may potentially or periodically affect the Portfolio?	• Active trading risk • IPO investing risk • Short sales risk • Investment company risk • Roll transactions risk • Risks of investing in inflation-indexed securities

•  Active trading risk

•  Credit quality risk

•  Forward currency contracts risk

•  IPO investing risk

•  Interest rate fluctuations risk

•  Investment company risk

•  Prepayment risk

•  Risks of investing in inflation-indexed securities

•  Roll transactions risk

•  Short sales risk

•  Unseasoned companies risk

Seasons Select Portfolios (continued)
	Mid Cap Growth Portfolio	Mid Cap Value Portfolio	Small Cap Portfolio
In what other types of investments may the Portfolio periodically invest?

•  Borrowing

•  ECNs

•  Equity swaps

•  Floating rate obligations

•  Forward foreign currency exchange contracts

•  Inverse floaters

•  IPO investing

•  Loan participations and assignments

•  Reverse repurchase agreements

•  Roll transactions

•  Short sales

•  Standby commitments

•  U.S. Treasury inflation protection securities

•  Unseasoned companies

•  Variable amount master demand notes

•  Variable rate demand notes

•  When-issued and delayed-delivery securities

•  Bank obligations

•  Borrowing

•  Corporate debt obligations

•  Defensive instruments

•  ECNs

•  Equity swaps

•  Forward foreign currency exchange contracts

•  PFICs

•  Roll transactions

•  Short sales

•  Unseasoned companies
(up to 5%)

•  U.S. Treasury inflation protection securities

•  Warrants

•  When-issued and delayed-delivery securities

•  Borrowing

•  Defensive instruments

•  Forward foreign currency exchange contracts

•  Illiquid securities
(up to 15% of net assets)

•  IPO investing

•  Roll transactions

•  Short sales

•  U.S. Treasury inflation protection securities

•  Warrants

•  When-issued and delayed-delivery securities

What other types of risk may potentially or periodically affect the Portfolio?

•  Active trading risk

•  Credit quality risk

•  Forward currency contract risk

•  IPO investing risk

•  Prepayment risk

•  Risks of investing in inflation-indexed securities

•  Short sales risk

•  Unseasoned companies risk

		• Investment company risk • Roll transactions risk • Risks of investing in inflation-indexed securities • Short sales risk • Unseasoned companies risk	• Forward currency contracts risk • IPO investing risk • Illiquidity risk • Risks of investing in inflation-indexed securities • Roll transactions risk • Short sales risk

Seasons Select Portfolios (continued)
	International Equity Portfolio	Diversified Fixed Income Portfolio	Real Return Portfolio
In what other types of investments may the Portfolio periodically invest?

•  Bank obligations

•  Borrowing

•  Corporate debt obligations

•  Defensive instruments

•  Equity swaps

•  Floating rate obligations

•  Illiquid securities
(up to 15% of net assets)

•  IPO investing

•  Loan participations and assignments

•  Reverse repurchase agreements

•  Roll transactions

•  Short sales

•  Standby commitments

•  U.S. Treasury inflation protection securities

•  Warrants

•  When-issued and delayed-delivery securities

•  U.S. Treasury inflation protection securities

•  Loan participations and assignments

•  Short sales

•  Inverse floaters

•  Floating rate obligations

•  When-issued and delayed-delivery securities

•  Equity swaps

•  Borrowing

•  Variable rate demand notes

•  Reverse repurchase agreements

•  Roll transactions

•  Standby commitments

•  Warrants

•  Forward foreign currency exchange contracts

•  ECNs

•  Illiquid securities
(up to 15% of net assets)

•  Asset-backed securities

•  Commercial mortgage-backed securities

•  Credit default swaps

•  Illiquid securities
(up to 15% of net assets)

•  Junk bonds

•  Mortgage-backed securities

•  Pass-through securities

•  Registered investment companies

•  Standby commitments

•  Variable rate demand notes

•  When-issued and delayed delivery securities

What other types of risk may potentially or periodically affect the Portfolio?	• IPO investing risk • Illiquidity risk • Risks of investing in inflation-indexed securities • Roll transactions risk	• Forward currency contracts risk • Currency volatility risk • Illiquidity risk • Risks of investing in inflation-indexed securities • Roll transactions risk • Short sales risk	• Illiquidity risk • Asset-backed securities risk • Risk of investing in junk bonds • Investment company risk

Seasons Focused Portfolios
	SA Columbia Focused Growth Portfolio	SA Columbia Focused Value Portfolio
In what other types of investments may the Portfolio periodically invest?

•  Borrowing

•  ECNs

•  Equity swaps

•  Floating rate obligations

•  Illiquid securities
(up to 15% of net assets)

•  IPO investing

•  Loan participations and assignments

•  Reverse repurchase agreements

•  Short sales

•  U.S government securities

•  U.S. Treasury inflation protection securities

•  Variable amount master demand notes

•  Variable rate demand notes

•  When-issued and delayed-delivery securities

•  Borrowing

•  Derivatives

•  Equity swaps

•  Floating rate obligations

•  Illiquid securities
(up to 15% of net assets)

•  Inverse Floaters

•  IPO investing

•  Loan participations and assignments

•  Repurchase agreements

•  Reverse repurchase agreements

•  Short sales

•  Standby commitments

•  U.S. government securities

•  U.S. Treasury inflation protection securities

•  Unseasoned companies

•  Variable amount rate demand notes

•  When-issued and delayed-delivery securities

What other types of risk may potentially or periodically affect the Portfolio?	• Currency volatility risk • IPO investing risk • Illiquidity risk • Short sales risk • U.S. government obligations risk • Unseasoned companies risk	• IPO investing risk • Illiquidity risk • Short sales risk • U.S. government obligations risk • Unseasoned companies risk

SUPPLEMENTAL GLOSSARY

Although the Seasons Managed Allocation Portfolios may not engage directly in the investment practices described below, they may indirectly engage in such practices through the purchase of shares of the Underlying Portfolios.

Asset-Backed Securities, issued by trusts and special purpose corporations, are backed by a pool of assets, such as credit card and automobile loan receivables, representing the obligations of a number of different parties. Asset-backed securities present certain risks. For instance, in the case of credit card receivables, these securities may not have the benefit of any security interest in the related collateral. Credit card receivables are generally unsecured and the debtors are entitled to the protection of a number of state and federal consumer credit laws, many of which give such debtors the right to set off certain amounts owed on the credit cards, thereby reducing the balance due. Most issuers of automobile receivables permit the servicer to retain possession of the underlying obligations. If the servicer were to sell these obligations to another party, there is a risk that the purchaser would acquire an interest superior to that of the holders of the related automobile receivables. In addition, because of the large number of vehicles involved in a typical issuance and technical requirements under state laws, the trustee for the holders of the automobile receivables may not have a proper security interest in all of the obligations backing such receivables. Therefore, there is the possibility that recoveries on repossessed collateral may not, in some cases, be available to support payments on these securities.

Asset-backed securities typically are created by an originator of loans or owner of accounts receivable that sells such underlying assets to a special purpose entity in a process called a securitization. The special purpose entity issues securities that are backed by the payments on the underlying assets, and have a minimum denomination and specific term. These securities, in turn, are either privately placed or publicly offered. One example of an asset-backed security is a structured investment vehicle (“SIV”). A SIV is an investment vehicle that buys high-rated, long-dated assets using funding from a combination of commercial paper, medium-term notes and capital notes.

Asset-backed securities are often backed by a pool of assets representing the obligations of a number of different parties. To lessen the effect of failures by obligors to make payments on underlying assets, the securities may contain elements of credit support that fall into two categories: (i) liquidity protection and (ii) protection against losses resulting from ultimate default by an obligor on the underlying assets. Liquidity protection refers to the provision of advances, generally by the entity administering the pool of assets, to ensure that the receipt of payments on the underlying pool occurs in a timely fashion. Protection against losses resulting from ultimate default ensures payment through insurance policies or letters of credit obtained by the issuer or sponsor from third parties. A Portfolio will not pay any additional or separate fees for credit support. The degree of credit support provided for each issue is generally based on historical information respecting the level of credit risk associated with the underlying assets. Delinquency or loss in excess of that anticipated or failure of the credit support could adversely affect the return on an investment in such a security.

Instruments backed by pools of receivables may be subject to unscheduled prepayments of principal prior to maturity. When the obligations are prepaid, a Portfolio must reinvest the prepaid amounts in securities the yields of which reflect interest rates prevailing at the time. Therefore, a Portfolio’s ability to maintain a portfolio that includes high-yielding asset-backed securities will be adversely affected to the extent that prepayments of principal must be reinvested in securities that have lower yields than the prepaid obligations. Moreover, prepayments of securities purchased at a premium could result in a realized loss.

Borrowing. All of the Portfolios are authorized to borrow money to the extent permitted by applicable law. The 1940 Act permits each Portfolio to borrow up to 33 1/3% of its total assets from banks. In seeking to enhance performance, a Portfolio may borrow for investment purposes and may pledge up to 33 1/3% of its total assets to secure such borrowings.

To the extent a Portfolio borrows for investment purposes, borrowing creates leverage which is a speculative characteristic. This practice may help increase the net asset value of the assets allocated to these Portfolios in an amount greater than would otherwise be the case when the market values of the securities purchased through borrowing increase. In the event the return on an investment of borrowed monies does not fully recover the costs of such borrowing, the value of the Portfolio’s assets would be reduced by a greater amount than would otherwise be the case. The effect of leverage will therefore tend to magnify the gains or losses to the Portfolio as a result of investing the borrowed monies. During periods of substantial borrowings, the value of the Portfolio’s assets would be reduced due to the added expense of interest on borrowed monies. Each of such Portfolios is authorized to borrow, and to pledge assets to secure such borrowings, up to the maximum extent permissible under the 1940 Act (i.e., presently 50% of net assets). The time and extent to which the Portfolios may employ leverage will be determined by the respective Manager in light of changing facts and circumstances, including general economic and market conditions, and will be subject to applicable lending regulations of the Board of Governors of the Federal Reserve Board.

Any such borrowing will be made pursuant to the requirements of the 1940 Act and will be made only to the extent that the value of each Portfolio’s assets less its liabilities, other than borrowings, is equal to at least 300% of all borrowings including the proposed borrowing. If the value of a Portfolio’s assets, so computed, should fail to meet the 300% asset coverage requirement, the Portfolio is required, within three business days, to reduce its bank debt to the extent necessary to meet such requirement and may have to sell a portion of its investments at a time when independent investment judgment would not dictate such sale. Interest on money borrowed is an expense the Portfolio would not otherwise incur, so that it may have little or no net investment income during periods of substantial borrowings. Since substantially all of a Portfolio’s assets fluctuate in value, but borrowing obligations are fixed when the Portfolio has outstanding borrowings, the net asset value per share of a Portfolio correspondingly will tend to increase and decrease more when the Portfolio’s assets increase or decrease in value than would otherwise be the case. A Portfolio’s policy regarding use of leverage is a fundamental policy, which may not be changed without approval of the shareholders of the Portfolio.

Currency Volatility. The value of a Portfolio’s foreign investments may fluctuate due to changes in currency rates. A decline in the value of foreign currencies relative to the U.S. dollar generally can be expected to depress the value of a Portfolio’s non-U.S. dollar denominated securities.

Cyber Security Risk. As the use of the Internet and other technologies has become more prevalent in the course of business, each Portfolio has become more susceptible to operational and financial risks associated with cyber security. Cyber security incidents can result from deliberate attacks such as gaining unauthorized access to digital systems (e.g., through “hacking” or malicious software coding) for purposes of misappropriating assets or sensitive information, corrupting data, or causing operational disruption, or from unintentional events, such as the inadvertent release of confidential information. Cyber security failures or breaches of a Portfolio or its service providers, financial intermediaries, or the issuers of securities in which the Portfolio invests have the ability to cause disruptions and impact business operations, potentially resulting in financial losses, the inability of Portfolio shareholders to transact business, violations of applicable privacy and other laws, regulatory fines, penalties, reputational damage, reimbursement or other compensation costs, and/or additional compliance costs. While measures have been developed that are designed to reduce the risks associated with cyber security, there is no guarantee that those measures will be effective, particularly since a Portfolio does not directly control the cyber security defenses or plans of its service providers, financial intermediaries and companies in which it invests or with which it does business.

Defensive instruments include high quality fixed-income securities, repurchase agreements and other money market instruments. A Portfolio will make temporary defensive investments in response to adverse market, economic, political or other conditions. When a Portfolio takes a defensive position, it may miss out on investment opportunities that could have resulted from investing in accordance with its principal investment strategy. As a result, a Portfolio may not achieve its investment goal.

Derivatives. A derivative is any financial instrument whose value is based on, and determined by, another security, index or benchmark (i.e., stock options, futures, caps, floors, swaps, etc.). In recent years, derivative securities have become increasingly important in the field of finance. Futures and options are now actively traded on many different exchanges. Forward contracts, swaps, and many different types of options are regularly traded outside of exchanges by financial institutions in what are termed “over-the-counter” markets. Other more specialized derivative securities often form part of a bond or stock issue. To the extent a contract is used to hedge another position in a Portfolio, the Portfolio will be exposed to the risks associated with hedging as described in this glossary. To the extent an option or futures contract is used to enhance return, rather than as a hedge, a Portfolio will be directly exposed to the risks of the contract. Gains or losses from non-hedging positions may be substantially greater than the cost of the position.

Emerging Markets. Investments in companies domiciled in emerging market countries may be subject to additional risks. Specifically, volatile social, political and economic conditions may expose investments in emerging or developing markets to economic structures that are generally less diverse and mature. Emerging market countries may have less stable political systems than those of more developed countries. As a result, it is possible that recent favorable economic developments in certain emerging market countries may be suddenly slowed or reversed by unanticipated political or social events in such countries. Moreover, the economies of individual emerging market countries may differ favorably or unfavorably from the U.S. economy in such respects as the rate of growth in gross domestic product, the rate of inflation, capital reinvestment, resource self-sufficiency and balance of payments position.

Another risk is that the small current size of the markets for such securities and the currently low or nonexistent volume of trading can result in a lack of liquidity and in greater price volatility. Until recently, there has been an absence of a capital market structure or market-oriented economy in certain emerging market countries. If a Portfolio’s securities will generally be denominated in foreign currencies, the value of such securities to the Portfolio will be affected by changes in currency exchange rates and in exchange control regulations. A change in the value of a foreign currency against the U.S. dollar will result in a corresponding change in the U.S. dollar value of a Portfolio’s securities. In addition, some emerging market countries may have fixed or managed currencies that are not free-floating against the U.S. dollar. Further, certain emerging market currencies may not be internationally traded. Certain of these currencies have experienced a steady devaluation relative to the U.S. dollar. Many emerging market countries have experienced substantial, and in some periods extremely high, rates of inflation for many years. Inflation and rapid fluctuations in inflation rates have had, and may continue to have, negative effects on the economies and securities markets of certain emerging market countries.

A further risk is that the existence of national policies may restrict a Portfolio’s investment opportunities and may include restrictions on investment in issuers or industries deemed sensitive to national interests. Also, some emerging market countries may not have developed structures governing private or foreign investment and may not allow for judicial redress for injury to private property.

Exchange Traded Funds (“ETFs”) are types of investment companies that may be bought and sold on a securities exchange. An ETF trades like common stock and represents a portfolio of securities designed to track a particular market index. Most ETFs are investment companies and therefore, a Portfolio’s purchase of ETF shares generally is subject to the limitations on, and the risks of, the Portfolio’s investments in other investment companies. See “Other Investment Companies.” The risks of owning an ETF generally reflect the risk of owning the underlying securities it is designed to track. Lack of liquidity in an ETF results in its being more volatile and ETFs have management fees that increase their cost.

Fixed-Income Securities. Certain Portfolios may invest in fixed-income securities. Debt securities are considered high-quality if they are rated at least Aa by Moody’s Investor Service (“Moody’s”) or its equivalent by any other nationally rated statistical rating organization (“NRSRO”) or, if unrated, are determined to be of equivalent investment quality. High-quality debt securities are considered to have a very strong capacity to pay principal and interest. Debt securities are considered investment grade if they are rated, for example, at least Baa3 by Moody’s or BBB- by Standard & Poor’s Rating Services (“S&P”) or their equivalent by any other NRSRO or, if not rated, are determined to be of equivalent investment quality. Investment grade debt securities are regarded as having an adequate capacity to pay principal and interest. Lower-medium quality and lower-quality securities rated, for example, Ba and B by Moody’s or its equivalent by any other NRSRO are regarded on balance as high risk and predominantly speculative with respect to the issuer’s continuing ability to meet principal and interest payments. The Managers will not necessarily dispose of an investment grade security that has been downgraded to below investment grade. See the sections in the Appendix regarding bond fund and commercial paper ratings and for a description of each rating category and a more complete description of lower-medium quality and lower-quality debt securities and their risks.

The maturity of debt securities may be considered long- (ten-plus years), intermediate- (one to 10 years), or short-term (thirteen months or less). In general, the principal values of longer-term securities fluctuate more widely in response to changes in interest rates than those of shorter-term securities, providing greater opportunity for capital gain or risk of capital loss. A decline in interest rates usually produces an increase in the value of debt securities, while an increase in interest rates generally reduces their value.

Lower Rated Fixed Income Securities. Certain Portfolios may invest in below investment grade debt securities, which are considered speculative. Issuers of lower-rated or non-rated securities (“high-yield” securities, commonly known as “junk bonds”) may be highly leveraged and may not have available to them more traditional methods of financing. Therefore, the risks associated with acquiring the securities of such issuers generally are greater than is the case with higher-rated securities. For example, during an economic downturn or a sustained period of rising interest rates, issuers of high-yield securities may be more likely to experience financial stress, especially if such issuers are highly leveraged. During such periods, such issuers may not have sufficient revenues to meet their interest payment obligations. The issuer’s ability to service its debt obligations also may be adversely affected by specific issuer developments, or the issuer’s inability to meet specific projected business forecasts, or the unavailability of additional financing. The risk of loss due to default by the issuer is significantly greater for the holders of lower-rated securities because such securities may be unsecured and may be subordinated to other creditors of the issuer.

Lower-rated securities frequently have call or redemption features that would permit an issuer to repurchase the security from a Portfolio. If a call were exercised by the issuer during a period of declining interest rates, a Portfolio likely would have to replace such called security with a lower yielding security, thus decreasing the net investment income to a Portfolio and dividends to shareholders.

A Portfolio may have difficulty disposing of certain lower-rated securities because there may be a thin trading market for such securities. The secondary trading market for high-yield securities is generally not as liquid as the secondary market for higher-rated securities. Reduced secondary market liquidity may have an adverse impact on market price and a Portfolio’s ability to dispose of particular issues when necessary to meet a Portfolio’s liquidity needs or in response to a specific economic event such as deterioration in the creditworthiness of the issuer.

Adverse publicity and investor perceptions, which may not be based on fundamental analysis, also may decrease the value and liquidity of lower-rated securities, particularly in a thinly traded market. Factors adversely affecting the market value of lower-rated securities are likely to adversely affect a Portfolio’s net asset value. In addition, a Portfolio may incur additional expenses to the extent it is required to seek recovery upon a default on a portfolio holding or to participate in the restructuring of the obligation.

Finally, there are risks involved in applying credit ratings as a method for evaluating lower-rated, fixed-income securities. For example, credit ratings evaluate the safety of principal and interest payments, not the market risks involved in lower-rated, fixed-income securities. Since credit rating agencies may fail to change the credit ratings in a timely manner to reflect subsequent events, the Adviser or a Manager will monitor the issuers of lower-rated, fixed-income securities in a Portfolio to determine if the issuers will have sufficient cash flow and profits to meet required principal and interest payments, and to assure the debt securities’ liquidity within the parameters of the Portfolio’s investment policies. A Manager will not necessarily dispose of a Portfolio’s security when its ratings have been changed.

Investments in already defaulted securities pose an additional risk of loss should nonpayment of principal and interest continue in respect of such securities. Even if such securities are held to maturity, recovery of a Portfolio’s initial investment and any anticipated income or appreciation is uncertain. In addition, a Portfolio may incur additional expenses to the extent that it is required to seek recovery relating to the default in the payment of principal or interest on such securities or otherwise protect its interests. A Portfolio may be required to liquidate other portfolio securities to satisfy annual distribution obligations of a Portfolio in respect of accrued interest income on securities which are subsequently written off, even though such Portfolio has not received any cash payments of such interest.

Municipal Securities. Fixed-income securities include, among other things, municipal securities that are issued by or on behalf of states, territories and possessions of the United States and the District of Columbia and their political subdivisions, agencies or instrumentalities, the interest on which is exempt from federal income tax (“Municipal Securities”). Municipal Securities include debt securities that pay interest income that is subject to the alternative minimum tax. A Portfolio may invest in Municipal Securities whose issuers pay interest on the Municipal Securities from revenues from projects such as multi-family housing, nursing homes, electric utility systems, hospitals or life care facilities. Municipal Securities include residual interest bonds, which are bonds created by dividing the income stream of an underlying municipal bond in two parts, a variable-rate security and a residual interest bond. The interest rate for the variable-rate security is determined by an index or an auction process held approximately every seven to 35 days, while the residual interest bond holder receives the balance of the income from the underlying municipal bond less an auction fee. The market prices of residual interest bonds may be highly sensitive to changes in market rates and may decrease significantly when market rates increase.

Floating-Rate Obligations. These securities have a coupon rate that changes at least annually and generally more frequently. The coupon rate is set in relation to money market rates. The obligations, issued primarily by banks, other corporations, governments and semi-governmental bodies, may have a maturity in excess of one year. In some cases, the coupon rate may vary with changes in the yield on Treasury bills or notes or with changes in LIBOR (London Interbank Offering Rate). The Manager considers floating-rate obligations to be liquid investments because a number of U.S. and foreign securities dealers make active markets in these securities.

Foreign Securities. Investments in foreign securities offer potential benefits not available from investments solely in securities of domestic issuers by offering the opportunity to invest in foreign issuers that appear to offer growth potential, or in foreign countries with economic policies or business cycles different from those of the U.S., or to reduce fluctuations in portfolio value by taking advantage of foreign stock markets that do not move in a manner parallel to U.S. markets. Each Portfolio is authorized to invest in foreign securities. A Portfolio may purchase securities issued by issuers in any country.

Foreign securities include, among other things, American Depositary Receipts (“ADRs”), European Depositary Receipts (“EDRs”), Global Depositary Receipts (“GDRs”) or other similar securities convertible into securities of foreign issuers. These securities may not necessarily be denominated in the same currency as the securities into which they may be converted. The Portfolios may invest in non-US dollar denominated securities of foreign companies. ADRs are securities, typically issued by a U.S. financial institution, that evidence ownership interests in a security or a pool of securities issued by a foreign issuer and are deposited with the depositary. ADRs may be sponsored or unsponsored. A sponsored ADR is issued by a depositary that has an exclusive relationship with the issuer of the underlying security. An unsponsored ADR may be issued by any number of U.S. depositaries. Holders of unsponsored ADRs generally bear all the costs associated with establishing an unsponsored ADR. The depositary of an unsponsored ADR is under no obligation to distribute shareholder communications received from the underlying issuer or to pass through to the holders of the unsponsored ADR voting rights with respect to the deposited securities or pool of securities. A Portfolio may invest in either type of ADR. Although the U.S. investor holds a substitute receipt of ownership rather than direct stock certificates, the use of the depositary receipts in the U.S. can reduce costs and delays as well as potential currency exchange and other difficulties. The Portfolio may purchase securities in local markets and direct delivery of these ordinary shares to the local depositary of an ADR agent bank in the foreign country. Simultaneously, the ADR agents create a certificate that settles at the Trust’s custodian in three days. A Portfolio may also execute trades on the U.S. markets using existing ADRs. A foreign issuer of the security underlying an ADR is generally not subject to the same reporting requirements in the U.S. as a domestic issuer. Accordingly, the information available to a U.S. investor will be limited to the information the foreign issuer is required to disclose in its own country and the market value of an ADR may not reflect undisclosed material information concerning the issuer of the underlying security. For purposes of a Portfolio’s investment policies, the Portfolio’s investments in these types of securities will be deemed to be investments in the underlying securities. Generally ADRs, in registered form, are dollar denominated securities designed for use in the U.S. securities markets, which represent and may be converted into the underlying foreign security. EDRs, in bearer form, are designed for use in the European securities markets. Each Portfolio also may invest in securities denominated in European Currency Units (“ECUs”). An ECU is a “basket” consisting of specified amounts of currencies of certain of the twelve member states of the European Community. In addition, each Portfolio may invest in securities denominated in other currency “baskets.”

Investments in foreign securities, including securities of emerging market countries, present special additional investment risks and considerations not typically associated with investments in domestic securities, including reduction of income by foreign taxes; fluctuation in value of foreign portfolio investments due to changes in currency rates and control regulations (e.g., currency blockage); transaction charges for currency exchange; lack of public information about foreign issuers; lack of uniform accounting, auditing and financial reporting standards comparable to those applicable to domestic issuers; less volume on foreign exchanges than on U.S. exchanges; greater volatility and less liquidity on foreign markets than in the U.S.; less regulation of foreign issuers, stock exchanges and brokers than the U.S.; greater difficulties in commencing lawsuits; higher brokerage commission rates and custodian fees than the U.S.; increased possibilities in some countries of expropriation, confiscatory taxation, political, financial or social instability or adverse diplomatic developments; the imposition of foreign taxes on investment income derived from such countries; and differences (which may be favorable or unfavorable) between the U.S. economy and foreign economies. An emerging market country is one that the World Bank, the International Finance Corporation or the United Nations or its authorities has determined to have a low or middle income economy. Historical experience indicates that the markets of emerging market countries have been more volatile than more developed markets; however, such markets can potentially provide higher rates of return to investors.

The performance of investments in securities denominated in a foreign currency (“non-dollar securities”) will depend on, among other things, the strength of the foreign currency against the dollar and the interest rate environment in the country issuing the foreign currency. Absent other events that could otherwise affect the value of non-dollar securities (such as a change in the political climate or an issuer’s credit quality), appreciation in the value of the foreign currency generally can be expected to increase the value of a Portfolio’s non-dollar securities in terms of U.S. dollars. A rise in foreign interest rates or decline in the value of foreign currencies relative to the U.S. dollar generally can be expected to depress the value of a Portfolio’s non-dollar securities. Currencies are evaluated on the basis of fundamental economic criteria (e.g., relative inflation levels and trends, growth rate forecasts, balance of payments status and economic policies) as well as technical and political data.

Because the Portfolios may invest in securities that are listed primarily on foreign exchanges that trade on weekends or other days when the Trust does not price its shares, the value of the Portfolios’ shares may change on days when a shareholder will not be able to purchase or redeem shares.

Europe - Recent Events. A number of countries in Europe have experienced severe economic and financial difficulties. Many non-governmental issuers, and even certain governments, have defaulted on, or been forced to restructure, their debts; many other issuers have faced difficulties obtaining credit or refinancing existing obligations; financial institutions have in many cases required government or central bank support, have needed to raise capital, and/or have been impaired in their ability to extend credit; and financial markets in Europe and elsewhere have experienced extreme volatility and declines in asset values and liquidity. These difficulties may continue, worsen or spread within and without Europe. Responses to the financial problems by European governments, central banks and others, including austerity measures and reforms, may not work, may result in social unrest and may limit future growth and economic recovery or have other unintended consequences. Further defaults or restructurings by governments and others of their debt could have additional adverse effects on economies, financial markets and asset valuations around the world. In addition, the United Kingdom has voted to withdraw from the European Union, and one or more other countries may withdraw from the European Union and/or abandon the euro, the common currency of the European Union. The impact of these actions, especially if they occur in a disorderly fashion, is not clear but could be significant and far-reaching. Whether or not a Portfolio invests in securities of issuers located in Europe or with significant exposure to European issuers or countries, these events could negatively affect the value and liquidity of the Portfolio’s investments.

Forward Foreign Currency Exchange Contracts (“Forward Contracts”) involve bilateral obligations of one party to purchase, and another party to sell, a specific currency at a future date (which may be any fixed number of days from the date of the contract agreed upon by the parties), at a price set at the time the contract is entered into. These contracts are traded in the interbank market conducted directly between currency traders (usually large commercial banks) and their customers. Institutions that deal in forward currency contracts, however, are not required to continue to make markets in the currencies they trade and these markets can experience periods of illiquidity. No price is paid or received upon the purchase or sale of a Forward Contract. Portfolios may use Forward Contracts to reduce certain risks of their respective investments and/or to attempt to enhance return.

Each of the Portfolios may invest in Forward Contracts consistent with their respective investment goals and investment strategies. To the extent that a substantial portion of a Portfolio’s total assets, adjusted to reflect the Portfolio’s net position after giving effect to currency transactions, is denominated or quoted in the currencies of foreign countries, the Portfolio will be more susceptible to the risk of adverse economic and political developments within those countries.

The Dodd-Frank Wall Street Reform and Consumer Protection Act (“Dodd-Frank”), which is described below, includes forward foreign exchange transactions (but not bona fide spot foreign exchange transactions) in the definition of “swap” and therefore contemplates that certain of these contracts may be exchange-traded, cleared by a clearinghouse and regulated by the Commodity Futures Trading Commission (the “CFTC”). A limited category of forward foreign exchange transactions was excluded from certain of the Dodd-Frank regulations, as permitted thereunder, by the Secretary of the Treasury and therefore that class of forward foreign currency contracts as well as bona fide spot foreign exchange transactions will not be subject to full regulation by the CFTC. As a result, a Portfolio may not receive any benefit of CFTC regulation for certain of its trading activities, including certain Forward Contracts.

Forward Contracts are generally used to protect against uncertainty in the level of future exchange rates, although they may be used to enhance returns. The use of Forward Contracts does not eliminate fluctuations in the prices of the underlying securities a Portfolio owns or intends to acquire, but it does fix a rate of exchange in advance. In addition, although Forward Contracts limit the risk of loss due to a decline in the value of the hedged currencies, at the same time they limit any potential gain that might result should the value of the currencies increase.

Forward Contracts may also be entered into with respect to specific transactions. For example, when a Portfolio enters into a contract for the purchase or sale of a security denominated in (or affected by fluctuations in, in the case of ADRs) a foreign currency, or when a Portfolio anticipates receipt of dividend payments in a foreign currency, the Portfolio may desire to “lock-in” the U.S. dollar price of the security or the U.S. dollar equivalent of such payment by entering into a Forward Contract, for a fixed amount of U.S. dollars per unit of foreign currency, for the purchase or sale of the amount of foreign currency involved in the underlying transaction. A Portfolio will thereby be able to protect itself against a possible loss resulting from an adverse change in the relationship between the currency exchange rates during the period between the date on which the security is purchased or sold, or on which the payment is declared, and the date on which such payments are made or received.

Forward Contracts are also used to lock in the U.S. dollar value of portfolio positions (“position hedge”). In a position hedge, for example, when a Portfolio believes that foreign currency may suffer a substantial decline against the U.S. dollar, it may enter into a Forward Contract to sell an amount of that foreign currency approximating the value of some or all of the portfolio securities denominated in (or affected by fluctuations in, in the case of ADRs) such foreign currency, or when a Portfolio believes that the U.S. dollar may suffer a substantial decline against a foreign currency, it may enter into a Forward Contract to buy that foreign currency for a fixed-dollar amount. In this situation a Portfolio may, in the alternative, enter into a Forward Contract to sell a different foreign currency for a fixed U.S. dollar amount where the Portfolio believes that the U.S. dollar value of the currency to be sold pursuant to the Forward Contract will fall whenever there is a decline in the U.S. dollar value of the currency in which portfolio securities of the Portfolio are denominated (“cross-hedging”). Another example of a cross-hedge may involve a Portfolio entering into a Forward Contract to sell a fixed Euro amount and to enter into a Forward Contract to buy a fixed amount of a different currency. A Portfolio may also hedge investments denominated in a foreign currency by entering into forward currency contracts with respect to a foreign currency that is expected to correlate to the currency in which the investments are denominated (“proxy hedging”).

The precise matching of the Forward Contract amounts and the value of the securities involved will not generally be possible because the future value of such securities in foreign currencies will change as a consequence of market movements in the value of these securities between the date the Forward Contract is entered into and the date it is sold. Accordingly, it may be necessary for a Portfolio to purchase additional foreign currency on the spot (i.e., cash) market (and bear the expense of such purchase), if the market value of the security is less than the amount of foreign currency a Portfolio is obligated to deliver and if a decision is made to sell the security and make delivery of the foreign currency. Conversely, it may be necessary to sell on the spot market some of the foreign currency received upon the sale of the portfolio security if its market value exceeds the amount of foreign currency a Portfolio is obligated to deliver. The projection of short-term currency market movements is extremely difficult, and the successful execution of a short-term hedging strategy is highly uncertain. Forward Contracts involve the risk that anticipated currency movements will not be accurately predicted, causing a Portfolio to sustain losses on these contracts and transaction costs.

At or before the maturity of a Forward Contract requiring a Portfolio to sell a currency, the Portfolio may either sell a portfolio security and use the sale proceeds to make delivery of the currency or retain the security and offset its contractual obligation to deliver the currency by purchasing a second contract pursuant to which the Portfolio will obtain, on the same maturity date, the same amount of the currency that it is obligated to deliver. Similarly, a Portfolio may close out a Forward Contract requiring it to purchase a specified currency by entering into a second contract entitling it to sell the same amount of the same currency on the maturity date of the first contract. A Portfolio would realize a gain or loss as a result of entering into such an offsetting Forward Contract under either circumstance to the extent the exchange rate or rates between the currencies involved moved between the execution dates of the first contract and offsetting contract.

The cost to a Portfolio of engaging in Forward Contracts varies with factors such as the currencies involved, the length of the contract period and the market conditions then prevailing. Because Forward Contracts are usually entered into on a principal basis, no fees or commissions are involved. Because such contracts are not traded on an exchange, a Portfolio must evaluate the credit and performance risk of each particular counterparty under a Forward Contract.

Although a Portfolio values its assets daily in terms of U.S. dollars, it does not intend to convert its holdings of foreign currencies into U.S. dollars on a daily basis. A Portfolio may convert foreign currency from time to time, and investors should be aware of the costs of currency conversion. Foreign exchange dealers do not charge a fee for conversion, but they do seek to realize a profit based on the difference between the prices at which they buy and sell various currencies. Thus, a dealer may offer to sell a foreign currency to a Portfolio at one rate, while offering a lesser rate of exchange should the Portfolio desire to resell that currency to the dealer.

Hybrid Instruments, including indexed and structured securities, combine the elements of derivatives, including futures contracts or options with those of debt, preferred equity or a depository instrument (each, a “Hybrid Instrument” and collectively, “Hybrid Instruments”). Generally, a Hybrid Instrument will be a debt security, preferred stock, depository share, trust certificate, certificate of deposit or other evidence of indebtedness on which a portion of or all interest payments, and/or the principal or stated amount payable at maturity, redemption or retirement, is determined by reference to prices, changes in prices, or differences between prices, of securities, currencies, intangibles, goods, articles or commodities (collectively, “Underlying Assets”) or by another objective index, economic factor or other measure, such as interest rates, currency exchange rates, commodity indices, and securities indices (collectively, “Benchmarks”). Thus, Hybrid Instruments may take a variety of forms, including, but not limited to, debt instruments with interest or principal payments or redemption terms determined by reference to the value of a currency or commodity or securities index at a future point in time, preferred stock with dividend rates determined by reference to the value of a currency, or convertible securities with the conversion terms related to a particular commodity.

Hybrid Instruments may be an efficient means of creating exposure to a particular market, or segment of a market, with the objective of enhancing total return. For example, a Portfolio may wish to take advantage of expected declines in interest rates in several European countries, but avoid the transaction costs associated with buying and currency-hedging the foreign bond positions. One solution would be to purchase a U.S. dollar-denominated Hybrid Instrument whose redemption price is linked to the average three-year interest rate in a designated group of countries. The redemption price formula would provide for payoffs of greater than par if the average interest rate was lower than a specified level, and payoffs of less than par if rates were above the specified level. Furthermore, the Portfolio could limit the downside risk of the security by establishing a minimum redemption price so that the principal paid at maturity could not be below a predetermined minimum level if interest rates were to rise significantly. The purpose of this arrangement, known as a structured security with an embedded put option, would be to give the Portfolio the desired European bond exposure while avoiding currency risk, limiting downside market risk, and lowering transaction costs. Of course, there is no guarantee that the strategy will be successful and the Portfolio could lose money if, for example, interest rates do not move as anticipated or credit problems develop with the issuer of the Hybrid Instrument.

The risks of investing in Hybrid Instruments reflect a combination of the risks of investing in securities, options, futures and currencies. Thus, an investment in a Hybrid Instrument may entail significant risks that are not associated with a similar investment in a traditional debt instrument that has a fixed principal amount, is denominated in U.S. dollars or bears interest either at a fixed-rate or a floating-rate determined by reference to a common, nationally published Benchmark. The risks of a particular Hybrid Instrument will, of course, depend upon the terms of the instrument, but may include, without limitation, the possibility of significant changes in the Benchmarks or the prices of Underlying Assets to which the instrument is linked. Such risks generally depend upon factors unrelated to the operations or credit quality of the issuer of the Hybrid Instrument, which may not be readily foreseen by the purchaser, such as economic and political events, the supply and demand for the Underlying Assets and interest rate movements. In recent years, various Benchmarks and prices for Underlying Assets have been highly volatile, and such volatility may be expected in the future. Reference is also made to the discussion of futures, options, and forward contracts herein for a discussion of the risks associated with such investments.

Hybrid Instruments are potentially more volatile and carry greater market risks than traditional debt instruments. Depending on the structure of the particular Hybrid Instrument, changes in a Benchmark may be magnified by the terms of the Hybrid Instrument and have an even more dramatic and substantial effect upon the value of the Hybrid Instrument. Also, the prices of the Hybrid Instrument and the Benchmark or Underlying Asset may not move in the same direction or at the same time.

Hybrid Instruments may bear interest or pay preferred dividends at below market (or even relatively nominal) rates. Alternatively, Hybrid Instruments may bear interest at above market rates but bear an increased risk of principal loss (or gain). The latter scenario may result if “leverage” is used to structure the Hybrid Instrument. Leverage risk occurs when the Hybrid Instrument is structured so that a given change in a Benchmark or Underlying Asset is multiplied to produce a greater value change in the Hybrid Instrument, thereby magnifying the risk of loss as well as the potential for gain.

Hybrid Instruments may also carry liquidity risk since the instruments are often “customized” to meet the portfolio needs of a particular investor, and therefore, the number of investors that are willing and able to buy such instruments in the secondary market may be smaller than that for more traditional debt securities. Under certain conditions, the redemption (or sale) value of such an investment could be zero. In addition, because the purchase and sale of Hybrid Instruments could take place in an over-the-counter market without the guarantee of a central clearing organization or in a transaction between the Portfolio and the issuer of the Hybrid Instrument, the creditworthiness of the counterparty or issuer of the Hybrid Instrument would be an additional risk factor the Portfolio would have to consider and monitor. Hybrid Instruments also may not be subject to regulation of the CFTC, which generally regulates the trading of commodity futures by U.S. persons, the Securities and Exchange Commission (the “SEC”), which regulates the offer and sale of securities by and to U.S. persons, or any other governmental regulatory authority.

The various risks discussed above, particularly the market risk of such instruments, may in turn cause significant fluctuations in the net asset value of the Portfolio. Accordingly, a Portfolio that so invests will limit its investments in Hybrid Instruments to 10% of its total assets.

Hybrid Instruments include:

Structured Investments, which are securities having a return tied to an underlying index or other security or asset class. Structured investments are organized and operated to restructure the investment characteristics of the underlying security. This type of restructuring involves the deposit with or purchase by an entity, such as a corporation or trust, of specified instruments (such as commercial bank loans) and the issuance by that entity of one or more classes of securities (“Structured Securities”) backed by, or representing interests in, the underlying instruments. The cash flow on the underlying instruments may be apportioned among the newly issued Structured Securities to create securities with different investment characteristics, such as varying maturities, payment priorities and interest rate provisions, and the extent of the payments made with respect to Structured Securities is dependent on the extent of the cash flow on the underlying instruments. Because Structured Securities of this type typically involve no credit enhancement, their credit risk generally will be equivalent to that of the underlying instruments. Investments in Structured Securities are generally of a class of Structured Securities that is either subordinated or unsubordinated to the right of payment of another class. Subordinated Structured Securities typically have higher yields and present greater risks than unsubordinated Structured Securities. Structured Securities are typically sold in private placement transactions, and there currently is no active trading market for Structured Securities. Investments in government and government-related and restructured debt instruments are subject to special risks, including the inability or unwillingness to repay principal and interest, requests to reschedule or restructure outstanding debt and requests to extend additional loan amounts. Certain issuers of structured securities may be deemed to be investment companies as defined in the 1940 Act. As a result, the Portfolios’ investments in these Structured Securities may be subject to limits applicable to investments in investment companies and may be subject to restrictions contained in the 1940 Act.

Contingent convertible securities (sometimes referred to as “CoCo’s”) are a type of hybrid security that under certain circumstances either (i) converts into common shares of the issuer or (ii) undergoes a principal write-down. The mandatory conversion/write-down provision might relate, for instance, to maintenance of a capital minimum, whereby falling below the minimum would trigger the automatic conversion. Since the common stock of the issuer may not pay a dividend, investors in these instruments could experience a reduced income rate, potentially to zero; and conversion would deepen the subordination of the investor, hence worsening standing in a bankruptcy. Should an instrument undergo a write-down, investors may lose some or all of their original investment.

Illiquid and Restricted Securities. Each of the Portfolios may invest no more than 15% of its net assets, determined as of the date of purchase, in illiquid securities including repurchase agreements that have a maturity of longer than seven days, certain interest rate swaps, currency swaps, floors and collars, or in other securities that are illiquid by virtue of the absence of a readily available market or legal or contractual restrictions on resale. Historically, illiquid securities have included securities subject to contractual or legal restrictions on resale because they have not been registered under the Securities Act of 1933, as amended (the “Securities Act”), securities that are otherwise not readily marketable and repurchase agreements having a maturity of longer than seven days. Repurchase agreements subject to demand are deemed to have a maturity equal to the notice period. Securities that have not been registered under the Securities Act are referred to as “private placements” or “restricted securities” and are purchased directly from the issuer or in the secondary market. Mutual funds do not typically hold a significant amount of these restricted or other illiquid securities because of the potential for delays on resale and uncertainty in valuation. Limitations on resale may have an adverse effect on the marketability of portfolio securities and a mutual fund might be unable to dispose of restricted or other illiquid securities promptly or at reasonable prices and might thereby experience difficulty satisfying redemptions within seven days. A mutual fund might also have to register such restricted securities in order to dispose of them, resulting in additional expense and delay. There will generally be a lapse of time between a mutual fund’s decision to sell an unregistered security and the registration of such security promoting the sale. Adverse market conditions could impede a public offering of such securities. When purchasing unregistered securities, the Portfolios will seek to obtain the right of registration at the expense of the issuer (except in the case of “Rule 144A securities,” as described below).

A large institutional market has developed for certain securities that are not registered under the Securities Act, including repurchase agreements, commercial paper, foreign securities, municipal securities and corporate bonds and notes. Institutional investors depend on an efficient institutional market in which the unregistered security can be readily resold or on an issuer’s ability to honor a demand for repayment. The fact that there are contractual or legal restrictions on resale to the general public or to certain institutions may not be indicative of the liquidity of such investments.

For example, restricted securities that the Board or Adviser, pursuant to guidelines established by the Board, has determined to be marketable, such as securities eligible for resale pursuant to Rule 144A under the Securities Act, or certain private placements of commercial paper issued in reliance on an exemption from the Securities Act pursuant to Section 4(a)(2) thereof, may be deemed to be liquid for purposes of this restriction. This investment practice could have the effect of increasing the level of illiquidity in a Portfolio to the extent that qualified institutional buyers (as defined in Rule 144A) become uninterested in purchasing these restricted securities and they are subsequently deemed to be illiquid. In addition, a repurchase agreement that by its terms can be liquidated before its nominal fixed-term on seven days’ or less notice is regarded as a liquid instrument. SAAMCo or the Manager, as the case may be, will monitor the liquidity of such restricted securities subject to the supervision of the Board of the Trust. In reaching liquidity decisions, SAAMCo or the Manager, as the case may be, will consider, inter alia, pursuant to guidelines and procedures established by the Trustees, the following factors: (i) the frequency of trades and quotes for the security; (ii) the number of dealers wishing to purchase or sell the security and the number of other potential purchasers; (iii) dealer undertakings to make a market in the security; and (iv) the nature of the security and the nature of the marketplace trades (e.g., the time needed to dispose of the security, the method of soliciting offers and the mechanics of the transfer).

Commercial paper issues in which a Portfolio may invest include securities issued by major corporations without registration under the Securities Act in reliance on the exemption from such registration afforded by Section 3(a)(3) thereof, and commercial paper issued in reliance on the so-called private placement exemption from registration afforded by Section 4(a)(2) of the Securities Act (“Section 4(a)(2) paper”). Section 4(a)(2) paper is restricted as to disposition under the federal securities laws in that any resale must similarly be made in an exempt transaction. Section 4(a)(2) paper is normally resold to other institutional investors through or with the assistance of investment dealers who make a market in Section 4(a)(2) paper, thus providing liquidity. Section 4(a)(2) paper that is issued by a company that files reports under the Securities Exchange Act of 1934 is generally eligible to be sold in reliance on the safe harbor of Rule 144A described above. The Portfolio’s Board delegated to the Manager the function of making day-to-day determinations of liquidity with respect to Section 4(a)(2) paper, pursuant to guidelines approved by the Board that require the Manager to take into account the same factors described above for other restricted securities and require the Manager to perform the same monitoring and reporting functions.

The staff of the SEC has taken the position that purchased over-the-counter (“OTC”) options and the assets used as “cover” for written OTC options are illiquid. The assets used as cover for OTC options written by a Portfolio will be considered illiquid unless the OTC options are sold to qualified dealers who agree that the Portfolio may repurchase any OTC option it writes at a maximum price to be calculated by a formula set forth in the option agreement. The cover for an OTC option written subject to this procedure will be considered illiquid only to the extent that the maximum repurchase price under the option formula exceeds the intrinsic value of the option.

Index swaps involve the exchange of value based on changes in an index, such as the CPI, that could provide inflation protection or provide a hedge to such inflation-indexed securities.

Inflation-indexed securities are debt instruments whose principal is indexed to an official or designated measure of inflation, such as the CPI in the United States. The principal of these instruments is adjusted based upon changes to the index or designated measure of inflation. Because the principal amount may increase or decrease, the interest received also will vary with adjustments to the principal amount. Inflation-indexed securities may be issued or guaranteed by the United States Department of the Treasury (“Treasury”) and U.S. Government agencies, foreign governments and foreign government agencies, and private corporations or entities.

Interfund Borrowing and Lending Program. The Trust has received exemptive relief from the SEC that permits a Portfolio to participate in an interfund lending program among investment companies advised by SAAMCo or an affiliate. The interfund lending program allows the participating Portfolios to borrow money from and loan money to each other for temporary or emergency purposes. The program is subject to a number of conditions designed to ensure fair and equitable treatment of participating Portfolios, including the requirement that no Portfolio may borrow from the program unless it receives a more favorable interest rate than would be available to any of the participating Portfolios from a typical bank for a comparable transaction. In addition, a Portfolio may participate in the program only if and to the extent that such participation is consistent with the Portfolio’s investment objectives and policies (for instance, money market funds would normally participate only as lenders). Interfund loans and borrowings may extend overnight but could have a maximum duration of seven days. Loans may be called on one business day’s notice. A Portfolio may have to borrow from a bank at a higher interest rate if an interfund loan is called or not renewed. Any delay in repayment to a lending Portfolio could result in a lost investment opportunity or additional costs. The program is subject to the oversight and periodic review of the Board of the participating Portfolios. To the extent a Portfolio is actually engaged in borrowing through the interfund lending program, the Portfolio will comply with its investment policy on borrowing.

Inverse Floaters are leveraged inverse floating-rate debt instruments. The interest rate on an inverse floater resets in the opposite direction from the market rate of interest to which the inverse floater is indexed. An inverse floater may be considered to be leveraged to the extent that its interest rate varies by a magnitude that exceeds the magnitude of the change in the index rate of interest. The higher degree of leverage inherent in inverse floaters is associated with greater volatility in their market values. Accordingly, the duration of an inverse floater may exceed its stated final maturity. Certain inverse floaters may be deemed to be illiquid securities for purposes of a Portfolio’s 15% limitation on investments in such securities.

IPO Investing. IPO investment consists of a Portfolio’s purchase of shares issued as part of, or a short period after, companies’ initial public offerings (“IPOs”). A portion of the Portfolio’s return may be attributable to the Portfolio’s investment in IPOs. IPO risk involves the risks associated with companies that have little operating history as public companies, as well as to the risks inherent in those sectors of the market where these new issuers operate. The market for IPO issuers may be volatile, and share prices of newly-public companies have fluctuated in significant amounts over short periods of time.

Loan Participations and Assignments include investments in fixed- and floating-rate loans (“Loans”) arranged through private negotiations between an issuer of sovereign or corporate debt obligations and one or more financial institutions (“Lenders”). Investments in Loans are expected in most instances to be in the form of participations in Loans (“Participations”) and assignments of all or a portion of Loans (“Assignments”) from third parties. In the case of Participations, a Portfolio will have the right to receive payments of principal, interest and any fees to which it is entitled only from the Lender selling the Participation and only upon receipt by the Lender of the payments from the borrower. In the event of the insolvency of the Lender selling a Participation, the Portfolio may be treated as a general creditor of the Lender and may not benefit from any setoff between the Lender and the borrower. A Portfolio will acquire Participations only if the Lender interpositioned between the Portfolio and the borrower is determined by the Manager to be creditworthy. When a Portfolio purchases Assignments from Lenders it will acquire direct rights against the borrower on the Loan. Because Assignments are arranged through private negotiations between potential assignees and potential assignors, however, the rights and obligations acquired by the Portfolio as the purchaser of an Assignment may differ from, and be more limited than, those held by the assigning Lender. Because there is no liquid market for such securities, the Portfolio anticipates that such securities could be sold only to a limited number of institutional investors. The lack of a liquid secondary market may have an adverse impact on the value of such securities and the Portfolio’s ability to dispose of particular Assignments or Participations when necessary to meet the Portfolio’s liquidity needs or in response to a specific economic event such as a deterioration in the creditworthiness of the borrower. The lack of a liquid secondary market for Assignments and Participations also may make it more difficult for the Portfolio to assign a value to these securities for purposes of valuing the Portfolio and calculating its net asset value.

The highly leveraged nature of many such loans may make such loans especially vulnerable to adverse changes in economic or market conditions. Participations and other direct investments may not be in the form of securities or may be subject to restrictions on transfer, and there may be no liquid market for such securities, as described above.

In certain circumstances, Loans may not be deemed to be securities and in the event of fraud or misrepresentation by a borrower or an arranger, Lenders and purchasers of interests in Loans, such as the Portfolios, will not have the protection of the anti-fraud provisions of the federal securities laws, as would be the case for bonds or stocks. Instead, in such cases, Lenders generally rely on the contractual provisions in the Loan agreement itself, and common-law fraud, protections under applicable state law.

Mortgage-Backed Securities include investments in mortgage-related securities, including certain U.S. government securities such as Government National Mortgage Association (“GNMA”), Federal National Mortgage Association (“FNMA”) or Federal Home Loan Mortgage Corporation (“FHLMC”) certificates (as defined below), and private mortgage-related securities, which represent an undivided ownership interest in a pool of mortgages. The mortgages backing these securities include conventional 30-year fixed-rate mortgages, 15-year fixed-rate mortgages, graduated payment mortgages and adjustable rate mortgages. The U.S. government or the issuing agency guarantees the payment of interest and principal of these securities. However, the guarantees do not extend to the securities’ yield or value, which are likely to vary inversely with fluctuations in interest rates. These certificates are in most cases pass-through instruments, through which the holder receives a share of all interest and principal payments, including prepayments, on the mortgages underlying the certificate, net of certain fees.

The yield on mortgage-backed securities is based on the average expected life of the underlying pool of mortgage loans. Because the prepayment characteristics of the underlying mortgages vary, it is not possible to predict accurately the average life of a particular issue of pass-through certificates. Mortgage-backed securities are often subject to more rapid repayment than their stated maturity date would indicate as a result of the pass-through of prepayments of principal on the underlying mortgage obligations. Thus, the actual life of any particular pool will be shortened by any unscheduled or early payments of principal and interest. Principal prepayments generally result from the sale of the underlying property or the refinancing or foreclosure of underlying mortgages. The occurrence of prepayments is affected by a wide range of economic, demographic and social factors and, accordingly, it is not possible to predict accurately the average life of a particular pool. Yield on such pools is usually computed by using the historical record of prepayments for that pool, or, in the case of newly-issued mortgages, the prepayment history of similar pools. The actual prepayment experience of a pool of mortgage loans may cause the yield realized by the Portfolio to differ from the yield calculated on the basis of the expected average life of the pool.

Prepayments tend to increase during periods of falling interest rates, while during periods of rising interest rates prepayments will most likely decline. When prevailing interest rates rise, the value of a pass-through security may decrease as does the value of other debt securities, but, when prevailing interest rates decline, the value of a pass-through security is not likely to rise on a comparable basis with other debt securities because of the prepayment feature of pass-through securities. The reinvestment of scheduled principal payments and unscheduled prepayments that the Portfolio receives may occur at higher or lower rates than the original investment, thus affecting the yield of the Portfolio. Monthly interest payments received by the Portfolio have a compounding effect, which may increase the yield to shareholders more than debt obligations that pay interest semi-annually. Because of those factors, mortgage-backed securities may be less effective than U.S. Treasury bonds of similar maturity at maintaining yields during periods of declining interest rates. Accelerated prepayments adversely affect yields for pass-through securities purchased at a premium (i.e., at a price in excess of principal amount) and may involve additional risk of loss of principal because the premium may not have been fully amortized at the time the obligation is repaid. The opposite is true for pass-through securities purchased at a discount. A Portfolio may purchase mortgage-backed securities at a premium or at a discount.

The following is a description of GNMA, FNMA and FHLMC certificates, the most widely available mortgage-backed securities:

GNMA Certificates are mortgage-backed securities that evidence an undivided interest in a pool or pools of mortgages. GNMA Certificates that a Portfolio may purchase are the modified pass-through type, which entitle the holder to receive timely payment of all interest and principal payments due on the mortgage pool, net of fees paid to the issuer and GNMA, regardless of whether or not the mortgagor actually makes the payment.

GNMA guarantees the timely payment of principal and interest on securities backed by a pool of mortgages insured by the Federal Housing Administration or the Farmers Home Administration, or guaranteed by the Veterans Administration. The GNMA guarantee is authorized by the National Housing Act and is backed by the full faith and credit of the United States. The GNMA is also empowered to borrow without limitation from the U.S. Treasury if necessary to make any payments required under its guarantee.

The average life of a GNMA Certificate is likely to be substantially shorter than the original maturity of the mortgages underlying the securities. Prepayments of principal by mortgagors and mortgage foreclosure will usually result in the return of the greater part of principal investment long before the maturity of the mortgages in the pool. Foreclosures impose no risk to principal investment because of the GNMA guarantee, except to the extent that a Portfolio has purchased the certificates at a premium in the secondary market. As prepayment rates of the individual mortgage pools vary widely, it is not possible to predict accurately the average life of a particular issue of GNMA Certificates.

FHLMC Certificates. The FHLMC issues two types of mortgage pass-through securities: mortgage participation certificates (“PCs”) and guaranteed mortgage certificates (“GMCs”) (collectively, “FHLMC Certificates”). PCs resemble GNMA Certificates in that each PC represents a pro rata share of all interest and principal payments made and owed on the underlying pool. The FHLMC guarantees timely monthly payment of interest (and, under certain circumstances, principal) of PCs and the ultimate payment of principal.

GMCs also represent a pro rata interest in a pool of mortgages. However, these instruments pay interest semi-annually and return principal once a year in guaranteed minimum payments. The expected average life of these securities is approximately 10 years. The FHLMC guarantee is not backed by the full faith and credit of the U.S. government.

FNMA Certificates. The FNMA issues guaranteed mortgage pass-through certificates (“FNMA Certificates”). FNMA Certificates represent a pro rata share of all interest and principal payments made and owed on the underlying pool. FNMA guarantees timely payment of interest and principal on FNMA Certificates. The FNMA guarantee is not backed by the full faith and credit of the U.S. government.

Although the U.S. government has provided financial support to FHLMC and FNMA, there can be no assurance that it will support these or other government-sponsored enterprises in the future.

Other types of mortgage-backed securities include:

Conventional Mortgage Pass-Through Securities (“Conventional Mortgage Pass-Throughs”) represent participation interests in pools of mortgage loans that are issued by trusts formed by originators of the institutional investors in mortgage loans (or represent custodial arrangements administered by such institutions). These originators and institutions include commercial banks, savings and loan associations, credit unions, savings banks, insurance companies, investment banks or special purpose subsidiaries of the foregoing. For federal income tax purposes, such trusts are generally treated as grantor trusts or real estate mortgage investment conduits “REMICs”) and, in either case, are generally not subject to any significant amount of federal income tax at the entity level.

The mortgage pools underlying Conventional Mortgage Pass-Throughs consist of conventional mortgage loans evidenced by promissory notes secured by first mortgages or first deeds of trust or other similar security instruments creating a first lien on residential or mixed residential and commercial properties. Conventional Mortgage Pass-Throughs (whether fixed or adjustable rate) provide for monthly payments that are a “pass-through” of the monthly interest and principal payments (including any prepayments) made by the individual borrowers on the pooled mortgage loans, net of any fees or other amount paid to any guarantor, administrator and/or servicer of the underlying mortgage loans. A trust fund with respect to which a REMIC election has been made may include regular interests in other REMICs, which in turn will ultimately evidence interests in mortgage loans.

Conventional mortgage pools generally offer a higher rate of interest than government and government-related pools because of the absence of any direct or indirect government or agency payment guarantees. However, timely payment of interest and principal of mortgage loans in these pools may be supported by various forms of insurance or guarantees, including individual loans, title, pool and hazard insurance and letters of credit. The insurance and guarantees may be issued by private insurers and mortgage poolers. Although the market for such securities is becoming increasingly liquid, mortgage-related securities issued by private organizations may not be readily marketable.

Collateralized Mortgage Obligations (“CMOs”) are fully collateralized bonds that are the general obligations of the issuer thereof (e.g., the U.S. government, a U.S. government instrumentality, or a private issuer). Such bonds generally are secured by an assignment to a trustee (under the indenture pursuant to which the bonds are issued) of collateral consisting of a pool of mortgages. Payments with respect to the underlying mortgages generally are made to the trustee under the indenture. Payments of principal and interest on the underlying mortgages are not passed through to the holders of the CMOs as such (i.e., the character of payments of principal and interest is not passed through, and therefore payments to holders of CMOs attributable to interest paid and principal repaid on the underlying mortgages do not necessarily constitute income and return of capital, respectively, to such holders), but such payments are dedicated to payment of interest on and repayment of principal of the CMOs.

Principal and interest on the underlying mortgage assets may be allocated among the several classes of CMOs in various ways. In certain structures (known as “sequential pay” CMOs), payments of principal, including any principal prepayments, on the mortgage assets generally are applied to the classes of CMOs in the order of their respective final distribution dates. Thus, no payment of principal will be made on any class of sequential pay CMOs until all other classes having an earlier final distribution date have been paid in full.

Additional structures of CMOs include, among others, “parallel pay” CMOs. Parallel pay CMOs are those that are structured to apply principal payments and prepayments of the mortgage assets to two or more classes concurrently on a proportionate or disproportionate basis. These simultaneous payments are taken into account in calculating the final distribution date of each class.

A wide variety of CMOs may be issued in the parallel pay or sequential pay structures. These securities include accrual certificates (also known as “Z-Bonds”), which accrue interest at a specified rate only until all other certificates having an earlier final distribution date have been retired and are converted thereafter to an interest-paying security, and planned amortization class (“PAC”) certificates, which are parallel pay CMOs which generally require that specified amounts of principal be applied on each payment date to one or more classes of CMOs (the “PAC Certificates”), even though all other principal payments and prepayments of the mortgage assets are then required to be applied to one or more other classes of the certificates. The scheduled principal payments for the PAC Certificates generally have the highest priority on each payment date after interest due has been paid to all classes entitled to receive interest currently. Shortfalls, if any, are added to the amount payable on the next payment date. The PAC Certificate payment schedule is taken into account in calculating the final distribution date of each class of PAC. In order to create PAC tranches, one or more tranches generally must be created to absorb most of the volatility in the underlying mortgage assets. These tranches tend to have market prices and yields that are much more volatile than the PAC classes.

Each Portfolio may invest in CMOs.

Stripped Mortgage-Backed Securities (“SMBSs”) are often structured with two classes that receive different proportions of the interest and principal distributions on a pool of mortgage assets. SMBSs have greater market volatility than other types of U.S. government securities in which a Portfolio invests. A common type of SMBS has one class receiving some of the interest and all or most of the principal (the “principal-only” class) from the mortgage pool, while the other class will receive all or most of the interest (the “interest-only” class). The yield to maturity on an interest only class is extremely sensitive not only to changes in prevailing interest rates, but also to the rate of principal payments, including principal prepayments, on the underlying pool of mortgage assets, and a rapid rate of principal payment may have a material adverse effect on a Portfolio’s yield. While interest-only and principal-only securities are generally regarded as being illiquid, such securities may be deemed to be liquid if they can be disposed of promptly in the ordinary course of business at a value reasonably close to that used in the calculation of a Portfolio’s net asset value per share. Only government interest-only and principal-only securities backed by fixed-rate mortgages and determined to be liquid under guidelines and standards established by the Board may be considered liquid securities not subject to a Portfolio’s limitation on investments in illiquid securities.

Although the U.S. government has provided financial support to Fannie Mae and Freddie Mac, there can be no assurance that it will support these or other government-sponsored enterprises in the future.

New Developments. See Special Situations herein.

Options and Futures are contracts involving the right to receive or the obligation to deliver assets or money depending on the performance of one or more underlying assets or a market or economic index. An option gives its owner the right, but not the obligation, to buy (“call”) or sell (“put”) a specified amount of a security at a specified price within a specified time period. A futures contract is an exchange-traded legal contract to buy or sell a standard quantity and quality of a commodity, financial instrument, index, etc., at a specified future date and price. Options and Futures (defined herein) are generally used for either hedging or income enhancement purposes. Portfolios may also use Options and Futures for other purposes, including, without limitation, to facilitate trading, to increase or decrease a market exposure, to seek higher investment returns, to seek protection against a decline in the value of a Portfolio’s securities or an increase in prices of securities that may be purchased, or to generate income.

Options may be traded on a national securities exchange or in the OTC market. Risks to the Portfolios of entering into option contracts include counterparty risk, market risk and, with respect to OTC options, illiquidity risk. Counterparty risk arises from the potential inability of counterparties to meet the terms of their contracts. If the counterparty defaults, the Portfolio’s loss will consist of the net amount of contractual payments that the Portfolio has not yet received. Market risk is the risk that there will be an unfavorable change in the value of the underlying securities. There is also the risk the Portfolio may not be able to enter into a closing transaction because of an illiquid market. In addition, unlisted options are not traded on an exchange and may not be as actively traded as listed options, making the valuation of such securities more difficult. An unlisted option also entails a greater risk that the party on the other side of the option transaction may default, which would make it impossible to close out an unlisted option position in some cases, and profits related to the transaction lost thereby.

Options can be either purchased or written (i.e., sold). A call option written by a Portfolio obligates the Portfolio to sell specified securities to the holder of the option at a specified price if the option is exercised at any time before the expiration date. The purpose of writing covered call options is to realize greater income than would be realized on portfolio securities transactions alone. However, in writing covered call options for additional income, a Portfolio may forego the opportunity to profit from an increase in the market price of the underlying security. A Portfolio may only write call options up to 25% of its total assets.

A put option written by a Portfolio obligates a Portfolio to purchase specified securities from the option holder at a specified price if the option is exercised at any time before the expiration date. The purpose of writing such options is to generate additional income for a Portfolio. However, in return for the option premium, a Portfolio accepts the risk that it may be required to purchase the underlying securities at a price in excess of the securities’ market value at the time of purchase.

The following is more detailed information concerning options, futures and options on futures:

Options on Securities. When a Portfolio writes (i.e., sells) a call option (“call”) on a security it receives a premium and agrees to sell the underlying security to a purchaser of a corresponding call on the same security during the call period (usually not more than nine months) at a fixed price (which may differ from the market price of the underlying security), regardless of market price changes during the call period. A Portfolio has retained the risk of loss should the price of the underlying security decline during the call period, which may be offset to some extent by the premium.

To terminate its obligation on a call it has written, a Portfolio may purchase a corresponding call in a “closing purchase transaction.” A profit or loss will be realized, depending upon whether the net of the amount of the option transaction costs and the premium received on the call written was more or less than the price of the call subsequently purchased. A profit may also be realized if the call expires unexercised, because a Portfolio retains the underlying security and the premium received. If a Portfolio could not effect a closing purchase transaction due to lack of a market, it would hold the callable securities until the call expired or was exercised.

When a Portfolio purchases a call (other than in a closing purchase transaction), it pays a premium and has the right to buy the underlying investment from a seller of a corresponding call on the same investment during the call period at a fixed exercise price. A Portfolio benefits only if the call is sold at a profit or if, during the call period, the market price of the underlying investment is above the sum of the call price plus the transaction costs and the premium paid and the call is exercised. If the call is not exercised or sold (whether or not at a profit), it will become worthless at its expiration date and a Portfolio will lose its premium payment and the right to purchase the underlying investment.

A put option on securities gives the purchaser the right to sell, and the writer the obligation to buy, the underlying investment at the exercise price during the option period. Writing a put covered by segregated liquid assets equal to the exercise price of the put has the same economic effect to a Portfolio as writing a covered call. The premium a Portfolio receives from writing a put option represents a profit as long as the price of the underlying investment remains above the exercise price. However, a Portfolio has also assumed the obligation during the option period to buy the underlying investment from the buyer of the put at the exercise price, even though the value of the investment may fall below the exercise price. If the put expires unexercised, a Portfolio (as the writer of the put) realizes a gain in the amount of the premium. If the put is exercised, a Portfolio must fulfill its obligation to purchase the underlying investment at the exercise price, which will usually exceed the market value of the investment at that time. In that case, a Portfolio may incur a loss, equal to the sum of the sale price of the underlying investment and the premium received minus the sum of the exercise price and any transaction costs incurred.

A Portfolio may effect a closing purchase transaction to realize a profit on an outstanding put option it has written or to prevent an underlying security from being put. Furthermore, effecting such a closing purchase transaction will permit a Portfolio to write another put option to the extent that the exercise price thereof is secured by the deposited assets, or to utilize the proceeds from the sale of such assets for other investments by the Portfolio. A Portfolio will realize a profit or loss from a closing purchase transaction if the cost of the transaction is less or more than the premium received from writing the option.

When a Portfolio purchases a put, it pays a premium and has the right to sell the underlying investment to a seller of a corresponding put on the same investment during the put period at a fixed exercise price. Buying a put on an investment a Portfolio owns enables the Portfolio to protect itself during the put period against a decline in the value of the underlying investment below the exercise price by selling such underlying investment at the exercise price to a seller of a corresponding put. If the market price of the underlying investment is equal to or above the exercise price and as a result the put is not exercised or resold, the put will become worthless at its expiration date, and the Portfolio will lose its premium payment and the right to sell the underlying investment pursuant to the put. The put may, however, be sold prior to expiration (whether or not at a profit).

Buying a put on an investment a Portfolio does not own permits the Portfolio either to resell the put or buy the underlying investment and sell it at the exercise price. The resale price of the put will vary inversely with the price of the underlying investment. If the market price of the underlying investment is above the exercise price and as a result the put is not exercised, the put will become worthless on its expiration date. In the event of a decline in the stock market, a Portfolio could exercise or sell the put at a profit to attempt to offset some or all of its loss on its portfolio securities.

When writing put options on securities, to secure its obligation to pay for the underlying security, a Portfolio will segregate liquid assets with a value equal to or greater than the exercise price of the underlying securities. A Portfolio therefore forgoes the opportunity of investing the segregated assets or writing calls against those assets. As long as the obligation of a Portfolio as the put writer continues, it may be assigned an exercise notice by the broker-dealer through whom such option was sold, requiring a Portfolio to take delivery of the underlying security against payment of the exercise price. A Portfolio has no control over when it may be required to purchase the underlying security, since it may be assigned an exercise notice at any time prior to the termination of its obligation as the writer of the put. This obligation terminates upon expiration of the put, or such earlier time at which a Portfolio effects a closing purchase transaction by purchasing a put of the same series as that previously sold. Once a Portfolio has been assigned an exercise notice, it is thereafter not allowed to effect a closing purchase transaction.

The purchase of a spread option gives a Portfolio the right to put, or sell, a security that it owns at a fixeddollar spread or fixed-yield spread in relationship to another security that the Portfolio does not own, but which is used as a benchmark. The risk to a Portfolio in purchasing covered spread options is the cost of the premium paid for the spread option and any transaction costs. In addition, there is no assurance that closing transactions will be available. The purchase of spread options will be used to protect a Portfolio against adverse changes in prevailing credit quality spreads (i.e., the yield spread between high quality and lower quality securities). Such protection is provided only during the life of the spread option.

Options on Foreign Currencies. Puts and calls are also written and purchased on foreign currencies in an attempt to protect against declines in the U.S. dollar value of foreign portfolio securities and against increases in the U.S. dollar cost of foreign securities to be acquired.

As with other kinds of option transactions, the writing of an option on currency will constitute only a partial hedge, up to the amount of the premium received. A Portfolio could be required to purchase or sell currencies at disadvantageous exchange rates, thereby incurring losses. The purchase of an option on currency may constitute an effective hedge against exchange rate fluctuations; however, in the event of exchange rate movements adverse to a Portfolio’s position, the Portfolio may forfeit the entire amount of the premium plus related transaction costs.

Options on Securities Indices. Puts and calls on broadly-based securities indices are similar to puts and calls on securities except that all settlements are in cash and gain or loss depends on changes in the index in question (and thus on price movements in the securities market generally) rather than on price movements in individual securities or futures. When a Portfolio buys a call on a securities index, it pays a premium. During the call period, upon exercise of a call by a Portfolio, a seller of a corresponding call on the same investment will pay the Portfolio an amount of cash to settle the call if the closing level of the securities index upon which the call is based is greater than the exercise price of the call. That cash payment is equal to the difference between the closing price of the index and the exercise price of the call times a specified multiple (the “multiplier”) which determines the total dollar value for each point of difference. When a Portfolio buys a put on a securities index, it pays a premium and has the right during the put period to require a seller of a corresponding put, upon the Portfolio’s exercise of its put, to deliver to the Portfolio an amount of cash to settle the put if the closing level of the securities index upon which the put is based is less than the exercise price of the put. That cash payment is determined by the multiplier, in the same manner as described above as to calls.

The use of options would subject a Portfolio to certain risks. The Manager’s predictions of movements in the direction of the securities markets may be inaccurate, and the adverse consequences to the Portfolio (e.g., a reduction in the Portfolio’s net asset value or a reduction in the amount of income available for distribution may leave the Portfolio in a worse position than if the option had not been used). Other risks inherent in the use of options include movements in the prices of the securities included in the indices underlying the options.

Yield Curve Options. The trading of yield curve options is subject to all of the risks associated with the trading of other types of options. In addition, however, such options present risk of loss even if the yield of one of the underlying securities remains constant, if the spread moves in a direction or to an extent not anticipated. Yield curve options are traded OTC and because they have been only recently introduced, established trading markets for these securities have not yet developed. Because these securities are traded OTC, the SEC has taken the position that yield curve options are illiquid and, therefore, cannot exceed the SEC illiquidity ceiling. A Portfolio that may enter into yield curve options transactions will cover such transactions as described above.

Reset Options are options on U.S. Treasury securities that provide for periodic adjustment of the strike price and may also provide for the periodic adjustment of the premium during the term of each such option. Like other types of options, these transactions, which may be referred to as “reset” options or “adjustable strike” options grant the purchaser the right to purchase (in the case of a call) or sell (in the case of a put), a specified type of U.S. Treasury security at any time up to a stated expiration date (or, in certain instances, on such date). In contrast to other types of options, however, the price at which the underlying security may be purchased or sold under a “reset” option is determined at various intervals during the term of the option, and such price fluctuates from interval to interval based on changes in the market value of the underlying security. As a result, the strike price of a “reset” option, at the time of exercise, may be less advantageous than if the strike price had been fixed at the initiation of the option. In addition, the premium paid for the purchase of the option may be determined at the termination, rather than the initiation, of the option. If the premium for a reset option written by the Portfolio is paid at termination, the Portfolio assumes the risk that (i) the premium may be less than the premium that would otherwise have been received at the initiation of the option because of such factors as the volatility in yield of the underlying Treasury security over the term of the option and adjustments made to the strike price of the option, and (ii) the option purchaser may default on its obligation to pay the premium at the termination of the option. Conversely, where the Portfolio purchases a reset option, it could be required to pay a higher premium than would have been the case at the initiation of the option.

Futures. Interest rate futures contracts, interest rate swaps futures, foreign currency futures contracts and stock and bond index futures contracts, including futures on U.S. government securities (together, “Futures”) are used for various purposes, including, without limitation, for hedging against changes in interest rates, stock prices, bonds or other instruments or currency rates and from time to time for income enhancement. Without limiting the foregoing, Futures may also be used to increase or decrease exposure to equity or bond markets, to manage duration and yield curve positioning and to enhance total return. Upon entering into a Futures transaction, a Portfolio will be required to segregate an initial margin payment of cash or other liquid securities with the futures commission merchant (the “futures broker”). Futures are also often used to adjust exposure to various equity or fixed-income markets or as a substitute for investments in underlying cash markets. As the Future is marked to market to reflect changes in its market value, subsequent margin payments, known as variation margin, are made or received by the Portfolio as a result of changes in the value of the contract and/or changes in the value of the initial margin requirement. Prior to expiration of the Future, if a Portfolio elects to close out its position by taking an opposite position, a final determination of variation margin is made, additional cash is required to be paid by or released to the Portfolio, and any loss or gain is realized for tax purposes. All Futures transactions are effected through a clearinghouse associated with the exchange on which the Futures are traded.

The primary risk to the Portfolios of entering into Futures is market risk. Market risk is the risk that there will be an unfavorable change in the interest rate, value or currency rate of the underlying securities. Futures involve, to varying degrees, risk of loss in excess of the variation margin as disclosed on the Statement of Assets and Liabilities. There may also be trading restrictions or limitations imposed by an exchange, and government regulations may restrict trading in futures contracts. There may not always be a liquid secondary market for Futures and, as a result, a Portfolio may be unable to close out its contracts at a time that is advantageous. In addition, if a Portfolio has insufficient cash to meet margin requirements, the Portfolio may need to sell other investments, including at disadvantageous times.

Interest rate futures contracts are purchased or sold generally to manage duration and yield curve positioning and for hedging purposes to attempt to protect against the effects of interest rate changes on a Portfolio’s current or intended investments in fixed-income securities, as well as for other purposes. For example, if a Portfolio owned long-term bonds and interest rates were expected to increase, that Portfolio might sell interest rate futures contracts. Such a sale would have much the same effect as selling some of the long-term bonds in that Portfolio’s portfolio. However, since the Futures market is more liquid than the cash market, the use of interest rate futures contracts as a hedging technique allows a Portfolio to hedge its interest rate risk without having to sell its portfolio securities. If interest rates did increase, the value of the debt securities in the portfolio would decline, but the value of that Portfolio’s interest rate futures contracts would be expected to increase at approximately the same rate, thereby keeping the net asset value of that Portfolio from declining as much as it otherwise would have. On the other hand, if interest rates were expected to decline, interest rate futures contracts may be purchased to hedge in anticipation of subsequent purchases of long-term bonds at higher prices. Since the fluctuations in the value of the interest rate futures contracts should be similar to that of long-term bonds, a Portfolio could protect itself against the effects of the anticipated rise in the value of long-term bonds without actually buying them until the necessary cash became available or the market had stabilized. At that time, the interest rate futures contracts could be liquidated and that Portfolio’s cash reserves could then be used to buy long-term bonds on the cash market.

The structure of Swap Futures blends certain characteristics of existing OTC swaps and futures products. Unlike most swaps traded in the OTC market that are so-called “par” swaps with a fixed market value trading on a rate basis, Swap Futures have fixed notional coupons and trade on a price basis. In addition, Swap Futures are constant maturity products that will not mature like OTC swaps, but rather represent a series of 10-year instruments expiring quarterly. Because Swap Futures are traded on an exchange, there is no counterparty or default risk, although, like all futures contracts, the Portfolio could experience delays and/or losses associated with the bankruptcy of a broker through which the Portfolio engages in futures transactions. Investing in Swap Futures is subject to the same risks of investing in futures, which is described above.

Purchases or sales of stock or bond index futures contracts are used for hedging purposes to attempt to protect a Portfolio’s current or intended investments from broad fluctuations in stock or bond prices. For example, a Portfolio may sell stock or bond index futures contracts in anticipation of or during a market decline to attempt to offset the decrease in market value of the Portfolio’s securities portfolio that might otherwise result. If such decline occurs, the loss in value of portfolio securities may be offset, in whole or in part, by gains on the Futures position. When a Portfolio is not fully invested in the securities market and anticipates a significant market advance, it may purchase stock or bond index futures contracts in order to gain rapid market exposure that may, in part or entirely, offset increases in the cost of securities that the Portfolio intends to purchase. As such purchases are made, the corresponding positions in stock or bond index futures contracts will be closed out.

Foreign currency futures contracts are generally entered into for hedging or income enhancement purposes to attempt to protect a Portfolio’s current or intended investments from fluctuations in currency exchange rates. Such fluctuations could reduce the dollar value of portfolio securities denominated in foreign currencies, or increase the cost of foreign-denominated securities to be acquired, even if the value of such securities in the currencies in which they are denominated remains constant. For example, a Portfolio may sell futures contracts on a foreign currency when it holds securities denominated in such currency and it anticipates a decline in the value of such currency relative to the dollar. In the event such decline occurs, the resulting adverse effect on the value of foreign-denominated securities may be offset, in whole or in part, by gains on the Futures contracts. However, if the value of the foreign currency increases relative to the dollar, the Portfolio’s loss on the foreign currency futures contract may or may not be offset by an increase in the value of the securities since a decline in the price of the security stated in terms of the foreign currency may be greater than the increase in value as a result of the change in exchange rates.

Conversely, a Portfolio could protect against a rise in the dollar cost of foreign-denominated securities to be acquired by purchasing Futures contracts on the relevant currency, which could offset, in whole or in part, the increased cost of such securities resulting from a rise in the dollar value of the underlying currencies. When a Portfolio purchases futures contracts under such circumstances, however, and the price of securities to be acquired instead declines as a result of appreciation of the dollar, the Portfolio will sustain losses on its futures position, which could reduce or eliminate the benefits of the reduced cost of portfolio securities to be acquired.

Options on Futures include options on interest rate futures contracts, stock and bond index futures contracts and foreign currency futures contracts.

The writing of a call option on a Futures contract constitutes a partial hedge against declining prices of the securities in the portfolio. If the Futures price at expiration of the option is below the exercise price, the Portfolio will retain the full amount of the option premium, which provides a partial hedge against any decline that may have occurred in the portfolio holdings. The writing of a put option on a Futures contract constitutes a partial hedge against increasing prices of the securities or other instruments required to be delivered under the terms of the Futures contract. If the Futures price at expiration of the put option is higher than the exercise price, a Portfolio will retain the full amount of the option premium that provides a partial hedge against any increase in the price of securities the Portfolio intends to purchase. If a put or call option a Portfolio has written is exercised, the Portfolio will incur a loss, which will be reduced by the amount of the premium it receives. Depending on the degree of correlation between changes in the value of its portfolio securities and changes in the value of its options on Futures positions, a Portfolio’s losses from exercised options on Futures may to some extent be reduced or increased by changes in the value of portfolio securities.

A Portfolio may purchase options on Futures for hedging purposes, instead of purchasing or selling the underlying Futures contract. For example, where a decrease in the value of portfolio securities is anticipated as a result of a projected market-wide decline or changes in interest or exchange rates, a Portfolio could, in lieu of selling a Futures contract, purchase put options thereon. In the event that such decrease occurs, it may be offset, in whole or part, by a profit on the option. If the market decline does not occur, the Portfolio will suffer a loss equal to the price of the put. Where it is projected that the value of securities to be acquired by a Portfolio will increase prior to acquisition, due to a market advance or changes in interest or exchange rates, a Portfolio could purchase call Options on Futures, rather than purchasing the underlying Futures contract. If the market advances, the increased cost of securities to be purchased may be offset by a profit on the call. However, if the market declines, the Portfolio will suffer a loss equal to the price of the call but the securities the Portfolio intends to purchase may be less expensive.

Limitations on Entering into Futures Contracts. Transactions in options by a Portfolio are subject to limitations established by the CFTC and each of the exchanges governing the maximum number of options that may be written or held by a single investor or group of investors acting in concert, regardless of whether the options were written or purchased on the same or different exchanges or are held in one or more accounts or through one or more exchanges or brokers. Thus, the number of options a Portfolio may write or hold may be affected by options written or held by other entities, including other investment companies having the same or an affiliated investment adviser. Position limits also apply to Futures and economically equivalent derivatives contracts. An exchange may order the liquidation of positions found to be in violation of those limits and may impose certain other sanctions.

Commodity Exchange Act Regulation. Each Portfolio is operated by persons who have claimed an exclusion, granted to operators of registered investment companies like the Portfolios, from registration as a “commodity pool operator” with respect to each Portfolio under the Commodity Exchange Act (the “CEA”), and, therefore, are not subject to registration or regulation with respect to the Portfolio under the CEA. As a result, each Portfolio is limited in its ability to use commodity futures (which include futures on broad-based securities indexes and interest rate futures) or options on commodity futures, engage in certain swaps transactions or make certain other investments (whether directly or indirectly through investments in other investment vehicles) for purposes other than “bona fide hedging,” as defined in the rules of the CFTC. With respect to transactions other than for bona fide hedging purposes, either: (1) the aggregate initial margin and premiums required to establish the Portfolio’s positions in such investments may not exceed 5% of the liquidation value of its portfolio (after accounting for unrealized profits and unrealized losses on any such investments); or (2) the aggregate net notional value of such instruments, determined at the time the most recent position was established, may not exceed 100% of the liquidation value of its portfolio (after accounting for unrealized profits and unrealized losses on any such positions). In addition to meeting one of the foregoing trading limitations, no Portfolio may market itself as a commodity pool or otherwise as a vehicle for trading in the futures, options or swaps markets.

Other Investment Companies. The Portfolios may invest in securities of other investment companies subject to statutory limitations prescribed by the 1940 Act. ETFs are a widely used type of other investment company. ETFs are investment companies that trade on a stock exchange and commonly track a specific index. They have their own prospectus and expenses. These statutory limitations on other investment companies include a prohibition on a Portfolio acquiring more than 3% of the voting shares of any other investment company, and a prohibition on investing more than 5% of the Portfolio’s total assets in securities of any one investment company or more than 10% of its total assets in securities of all investment companies. These limitations may be exceeded for certain ETFs that have received SEC exemptions, subject to compliance with the applicable conditions. A Portfolio will indirectly bear its proportionate share of any management fees and other expenses paid by such other investment companies.

The International Equity Portfolio may also purchase shares of investment companies investing primarily in foreign securities, including “country funds.” Country funds have portfolios consisting primarily of securities of issuers located in specific foreign regions.

Passive Foreign Investment Companies (“PFICs”) are any foreign corporations which generate certain amounts of passive income or hold certain amounts of assets for the production of passive income. Passive income includes dividends, interest, royalties, rents and annuities. To avoid taxes and interest that the Portfolios must pay if these investments are profitable, the Portfolios may make various elections permitted by the tax laws. These elections could require that the Portfolios recognize taxable income, which in turn must be distributed, before the securities are sold and before cash is received to pay the distributions.

Real Estate Investment Trusts (“REITs”) pool investors’ funds for investment primarily in income producing real estate or real estate-related loans or interests. A REIT is not taxed on income distributed to shareholders if it complies with various requirements relating to its organization, ownership, assets and income and with the requirement that it distribute to its shareholders at least 95% of its taxable income (other than net capital gains) for each taxable year. REITs can generally be classified as Equity REITs, Mortgage REITs and Hybrid REITs. Equity REITs invest the majority of their assets directly in real property and derive their income primarily from rents. Equity REITs can also realize capital gains by selling property that has appreciated in value. Mortgage REITs invest the majority of their assets in real estate mortgages and derive their income primarily from interest payments. Hybrid REITs combine the characteristics of both Equity REITs and Mortgage REITs. Equity REITs may be affected by changes in the value of the underlying property owned by the trusts, while Mortgage REITs may be affected by the quality of credit extended. Equity and Mortgage REITs are dependent upon management skill, may not be diversified and are subject to project financing risks. Such trusts are also subject to heavy cash flow dependency, defaults by borrowers, self-liquidation and the possibility of failing to qualify for tax-free pass-through of income under the Code and to maintain exemption from registration under the 1940 Act. Changes in interest rates may also affect the value of the debt securities in the Portfolio’s portfolio. By investing in REITs indirectly through a Portfolio, a shareholder will bear not only his proportionate share of the expense of the Portfolio, but also, indirectly, similar expenses of the REITs, including compensation of management. REITs may be leveraged, which increases risk.

Reverse Repurchase Agreements may be entered into with brokers, dealers, domestic and foreign banks or other financial institutions that have been determined by the Manager to be creditworthy. In a reverse repurchase agreement, the Portfolio sells a security and agrees to repurchase it at a mutually agreed upon date and price, reflecting the interest rate effective for the term of the agreement. It may also be viewed as the borrowing of money by the Portfolio. The Portfolio’s investment of the proceeds of a reverse repurchase agreement is the speculative factor known as leverage. A Portfolio will enter into a reverse repurchase agreement only if the interest income from investment of the proceeds is expected to be greater than the interest expense of the transaction and the proceeds are invested for a period no longer than the term of the agreement. In order to minimize any risk involved, the Portfolio will segregate cash or other liquid securities in an amount at least equal to its purchase obligations under these agreements (including accrued interest). In the event that the buyer of securities under a reverse repurchase agreement files for bankruptcy or becomes insolvent, the buyer or its trustee or receiver may receive an extension of time to determine whether to enforce the Portfolio’s repurchase obligation, and the Portfolio’s use of proceeds of the agreement may effectively be restricted pending such decision. Reverse repurchase agreements that are covered with segregated securities are not considered to be borrowings and are, therefore, not subject to the percentage limitations on borrowings. Each Portfolio, except the Asset Allocation: Diversified Growth, Mid Cap Value, Stock, Small Cap and the Seasons Managed Allocation Portfolios, may enter into reverse repurchase agreements. See “Investment Restrictions.”

Roll Transactions involve the sale of mortgage or other asset-backed securities (“roll securities”) with the commitment to purchase substantially similar (same type, coupon and maturity) securities on a specified future date. During the roll period, the Portfolio forgoes principal and interest paid on the roll securities. The Portfolio is compensated by the difference between the current sales price and the lower forward price for the future purchase (often referred to as the “drop”) as well as by the interest earned on the cash proceeds of the initial sale. The Portfolio also could be compensated through the receipt of fee income equivalent to a lower forward price. A “covered roll” is a specific type of dollar roll for which there is an offsetting cash position or a cash equivalent security position that matures on or before the forward settlement date of the dollar roll transaction. A Portfolio will enter only into covered rolls. Because “roll” transactions involve both the sale and purchase of a security, they may cause the reported portfolio turnover rate to be higher than that reflecting typical portfolio management activities.

Roll transactions involve certain risks, including the following: if the broker-dealer to whom the Portfolio sells the security becomes insolvent, the Portfolio’s right to purchase or repurchase the security subject to the dollar roll may be restricted and the instrument that the Portfolio is required to repurchase may be worth less than an instrument that the Portfolio originally held. Successful use of roll transactions will depend upon the Manager’s ability to predict correctly interest rates and in the case of mortgage dollar rolls, mortgage prepayments. For these reasons, there is no assurance that dollar rolls can be successfully employed.

Sector Risk. Companies with similar characteristics may be grouped together in broad categories called sectors. Sector risk is the possibility that a certain sector may underperform other sectors or the market as a whole. As a Portfolio allocates more of its portfolio holdings to a particular sector, the Portfolio’s performance will be more susceptible to any economic, business or other developments that generally affect that sector.

Securities Lending. Consistent with applicable regulatory requirements, each Portfolio, may lend portfolio securities in amounts up to 33 1/3% of total assets to brokers, dealers and other financial institutions, provided that such loans are callable at any time by a Portfolio and are at all times secured by cash or equivalent collateral. In lending its portfolio securities, a Portfolio receives income while retaining the securities’ potential for capital appreciation. The advantage of such loans is that a Portfolio continues to receive the interest and dividends on the loaned securities while at the same time earning interest on the collateral, which will be invested in short-term debt securities, including repurchase agreements. A loan may be terminated by the borrower on one business day’s notice or by a Portfolio at any time. If the borrower fails to maintain the requisite amount of collateral, the loan automatically terminates, and the Portfolio could use the collateral to replace the securities while holding the borrower liable for any excess of replacement cost over collateral. As with any extensions of credit, there are risks of delay in recovery and in some cases even loss of rights in the collateral should the borrower of the securities fail financially. However, these loans of portfolio securities will be made only to firms deemed by SAAMCo to be creditworthy. On termination of the loan, the borrower is required to return the securities to a Portfolio; and any gain or loss in the market price of the loaned security during the loan would inure to the Portfolio. A Portfolio may also suffer losses if the value of the securities in which cash collateral is invested declines. Each such Portfolio will pay reasonable finders’, administrative and custodial fees in connection with a loan of its securities or may share the interest earned on collateral with the borrower.

Since voting or consent rights accompanying loaned securities pass to the borrower, each such Portfolio will follow the policy of calling the loan, in whole or in part as may be appropriate, to permit the exercise of such rights if SAAMCo determines that the matters involved would have a material effect on the Portfolio’s investment in the securities that are the subject of the loan and that it is feasible to recall the loan on a timely basis.

At the present time no Portfolio engages in securities lending.

Short Sales are effected by selling a security that a Portfolio does not own. Certain Portfolios may engage in short sales “against the box.” A short sale is “against the box” to the extent that a Portfolio contemporaneously owns, or has the right to obtain without payment, securities identical to those sold short. A short sale against the box of an “appreciated financial position” (e.g., appreciated stock) generally is treated as a sale by the Portfolio for federal income tax purposes. A Portfolio generally will recognize any gain (but not loss) for federal income tax purposes at the time that it makes a short sale against the box. A Portfolio may not enter into a short sale against the box, if, as a result, more than 25% of its total assets would be subject to such short sales. A Portfolio may also engage in “naked” short sales. In a naked short transaction, a Portfolio sells a security it does not own to a purchaser at a specified price. To complete a naked short sale, a Portfolio must: (1) borrow the security to deliver it to the purchaser and (2) buy that same security in the market to return it to the lender. When a Portfolio makes a short sale, the proceeds it receives from the sale will be held on behalf of a broker until the Portfolio replaces the borrowed securities. To deliver the securities to the buyer, a Portfolio will need to arrange through a broker to borrow the securities and, in so doing, a Portfolio will become obligated to replace the securities borrowed at their market price at the time of replacement, whatever that price may be. A Portfolio may have to pay a premium to borrow the securities and must pay any dividends or interest payable on the securities until they are replaced. Until a Portfolio replaces a borrowed security, the Portfolio will segregate and maintain daily, cash or other liquid securities, at such a level that the amount segregated plus the amount deposited with the broker as collateral will equal the current value of the security sold short. Short sales by the Portfolio involve certain risks and special considerations. Possible losses from short sales differ from losses that could be incurred from a purchase of a security, because losses from short sales may be unlimited, whereas losses from purchases can equal only the total amount invested. The Seasons Managed Allocation Portfolios will not enter into short sales.

Short-Term Investments, including both U.S. and non-U.S. dollar denominated money market instruments, are invested in for reasons that may include (a) liquidity purposes (to meet redemptions and expenses); (b) to generate a return on idle cash held by a Portfolio during periods when a Manager is unable to locate favorable investment opportunities; or (c) temporary defensive purposes. In order to facilitate quarterly rebalancing of the Multi-Managed Seasons Portfolios as described in the applicable Prospectus and to adjust for the flow of investments into and out of the Portfolios, each Portfolio may hold a greater percentage of its assets in cash or cash equivalents at the end of each quarter than might otherwise be the case. Although each Portfolio may invest in short-term investments, certain Portfolios may be limited in their ability to invest in short-term investments as reflected below. Common short-term investments may include, but are not limited to the following:

Money Market Securities may include securities issued or guaranteed by the U.S. government, its agencies or instrumentalities, repurchase agreements, commercial paper, bankers’ acceptances, time deposits and certificates of deposit. Pursuant to the 1940 Act and rules promulgated thereunder and/or a SEC exemptive order: (i) Janus Capital Management LLC (“Janus”) may invest idle cash of the Growth component of each Multi-Managed Seasons Portfolio and its portion of the Large Cap Growth and International Equity Portfolios in affiliated or non-affiliated money market funds and other funds managed by Janus, whether registered or unregistered entities; and (ii) T. Rowe Price Associates, Inc. (“T. Rowe Price”) may invest idle cash of the Stock Portfolio and its portion of the Large Cap Value, International Equity and Mid Cap Growth Portfolios in certain money market funds that it manages.

Commercial Bank Obligations are certificates of deposit (“CDs”) (interest-bearing time deposits issued by domestic banks, foreign branches of domestic banks, U.S. branches of foreign banks and non-U.S. branches of foreign banks), bankers’ acceptances (time drafts drawn on a commercial bank where the bank accepts an irrevocable obligation to pay at maturity) and documented discount notes (corporate promissory discount notes accompanied by a commercial bank guarantee to pay at maturity) representing direct or contingent obligations of commercial banks. CDs are securities that represent deposits in a depository institution for a specified rate of interest and normally are negotiable. CDs issued by a foreign branch (usually London) of a U.S. domestic bank or by a non-U.S. branch of a foreign bank are known as Eurodollar CDs. Although certain risks may be associated with Eurodollar CDs that are not associated with CDs issued in the U.S. by domestic banks, the credit risks of these obligations are similar because banks generally are liable for the obligations of their branches. CDs issued through U.S. branches of foreign banks are known as Yankee CDs. These branches are subject to federal or state banking regulations. The secondary markets for Eurodollar and Yankee CDs may be less liquid than the market for CDs issued by domestic branches of U.S. banks. The Growth component of each Multi-Managed Seasons Portfolio and Janus’ portion of the Large Cap Growth and International Equity Portfolios may also invest in obligations issued by commercial banks with total assets of less than $1 billion if the principal amounts of these obligations are fully insured by the Federal Deposit Insurance Corporation (“FDIC”).

Savings Association Obligations are CDs issued by mutual savings banks or savings and loan associations with assets in excess of $1 billion and whose deposits are insured by the FDIC. The Growth component of each Multi-Managed Seasons Portfolio, and Janus’ portion of the Large Cap Growth and International Equity Portfolios may also invest in obligations issued by mutual savings banks or savings and loan associations with total assets of less than $1 billion if the principal amount of these obligations are fully insured by the FDIC.

Commercial Paper includes short-term notes (up to 397 days) issued by domestic and foreign corporations or governmental bodies, including variable-amount master demand notes and floating-rate or variable-rate notes.

Extendible Commercial Notes (“ECNs”) are very similar to commercial paper except that with ECNs the issuer has the option to extend maturity to 390 days. ECNs are issued at a discount rate with an initial redemption of not more than 90 days from the date of issue. The issuer of an ECN has the option to extend maturity to 390 days. If ECNs are not redeemed by the issuer on the initial redemption date, the issuer will pay a premium (step-up) rate based on the ECNs’ credit rating at the time.

Each Portfolio, except the International Equity, Stock, Small Cap and the Seasons Managed Allocation Portfolios, may invest in ECNs.

Variable-Amount Master Demand Notes permit a Portfolio to invest varying amounts at fluctuating rates of interest pursuant to the agreement in the master note. These are direct lending obligations between the lender and borrower, they are generally not traded, and there is no secondary market for such obligations. Such instruments are payable with accrued interest in whole or in part on demand. The amounts of the instruments are subject to daily fluctuations as the participants increase or decrease the extent of their participation. In connection with variable-amount master demand note arrangements, the Manager monitors on an ongoing basis the earning power, cash flow and other liquidity ratios of the borrower, and its ability to pay principal and interest on demand. The Manager also considers the extent to which the variable-amount master demand notes are backed by bank letters of credit. These notes generally are not rated by NRSROs and a Portfolio may invest in them only if it is determined that at the time of investment the notes are of comparable quality to the other commercial paper in which a Portfolio may invest. Variable-amount master demand notes are considered to have a maturity equal to the repayment notice period unless the Manager has reason to believe that the borrower could not make timely repayment upon demand.

Each Portfolio, except the Mid Cap Value, International Equity, Stock, Small Cap and the Seasons Managed Allocation Portfolios, may invest in variable amount demand master notes.

Corporate Bonds and Notes. A Portfolio may purchase corporate obligations that mature or that may be redeemed in 397 days or less. These obligations originally may have been issued with maturities in excess of such period.

Each Portfolio, except the Small Cap and Seasons Managed Allocation Portfolios, may invest in corporate obligations maturing in 397 days or less.

Government Securities. Debt securities maturing within 397 days of the date of purchase, including adjustable-rate mortgage securities backed by GNMA, FNMA or FHLMC and other non-agency issuers. Although certain floating or variable-rate obligations (securities whose coupon rate changes at least annually and generally more frequently) have maturities in excess of one year, they are also considered short-term debt securities.

Repurchase Agreements. A Portfolio may enter into repurchase agreements collateralized by securities in which it is not otherwise directly permitted to invest, such as long-term government bonds, and with selected banks and securities dealers whose financial condition is monitored by the Manager, subject to the guidance of the Board of Trustees. In such agreements, the seller agrees to repurchase the security at a mutually agreed-upon time and price. The period of maturity is usually quite short, either overnight or a few days, although it may extend over a number of months. The repurchase price is in excess of the purchase price by an amount that reflects an agreed-upon rate of return effective for the period of time a Portfolio’s money is invested in the security. Whenever a Portfolio enters into a repurchase agreement, it obtains appropriate collateral. The instruments held as collateral are valued daily and if the value of the instruments declines, the Portfolio will require additional collateral. If the seller under the repurchase agreement defaults, the Portfolio may incur a loss if the value of the collateral securing the repurchase agreement has declined, and may incur disposition costs in connection with liquidating the collateral. In addition, if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Portfolio may be delayed or limited. The Trustees have established guidelines to be used by the Manager in connection with transactions in repurchase agreements and will regularly monitor each Portfolio’s use of repurchase agreements. A Portfolio will not invest in repurchase agreements maturing in more than seven days if the aggregate of such investments along with other illiquid securities exceeds 15% of the value of its net assets. However, repurchase agreements having a maturity of seven days or less for temporary defensive purposes are not subject to the limits on illiquid securities.

Standby Commitments are put options that entitle holders to same day settlement at an exercise price equal to the amortized cost of the underlying security plus accrued interest, if any, at the time of exercise. A Portfolio may acquire standby commitments to enhance the liquidity of portfolio securities, but only when the issuers of the commitments present minimal risk of default. Ordinarily, the Portfolio may not transfer a standby commitment to a third party, although it could sell the underlying municipal security to a third party at any time. A Portfolio may purchase standby commitments separate from or in conjunction with the purchase of securities subject to such commitments. In the latter case, the Portfolio would pay a higher price for the securities acquired, thus reducing their yield to maturity. Standby commitments will not affect the dollar-weighted average maturity of the Portfolio, or the valuation of the securities underlying the commitments. Issuers or financial intermediaries may obtain letters of credit or other guarantees to support their ability to buy securities on demand. The Manager may rely upon its evaluation of a bank’s credit in determining whether to support an instrument supported by a letter of credit. Standby commitments are subject to certain risks, including the ability of issuers of standby commitments to pay for securities at the time the commitments are exercised, the fact that standby commitments are not marketable by the Portfolios, and the possibility that the maturities of the underlying securities may be different from those of the commitments.

Special Situations. As described in the applicable Prospectus(es), certain Portfolios may invest in “special situations.” A special situation arises when, in the opinion of a Manager, the securities of a particular issuer will be recognized and appreciated in value due to a specific development with respect to that issuer. Developments creating a special situation might include, among others, a new product or process, a technological breakthrough, a management change or other extraordinary corporate event, or differences in market supply of and demand for the security. Investments in special situations may carry an additional risk of loss in the event that the anticipated development does not occur or does not attract the expected attention.

In addition, each Portfolio may invest in securities and other instruments that do not presently exist but may be developed in the future, provided that each such investment is consistent with the Portfolio’s investment objectives, policies and restrictions and is otherwise legally permissible under federal and state laws.

Swaps. Certain Portfolios may enter into credit default, currency, inflation, interest rate, equity, mortgage and/or total return swap contracts. Generally, a swap contract is a privately negotiated agreement between a Portfolio and a counterparty to exchange or swap investment cash flows, assets, foreign currencies or market-linked returns at specified, future intervals. Swap contracts are either marked-to-market daily based upon quotations from market makers or are calculated using standard models and current market data. Any change, in market value is recorded as an unrealized gain or loss. In connection with these contracts, securities or cash may be identified as collateral in accordance with the terms of the respective swap contract to provide assets of value and recourse in the event of default or bankruptcy/insolvency. The Portfolios amortize upfront payments and receipts on the swap contracts on a daily basis. A liquidation payment received or made at the termination of the swap is recorded as realized gain or loss. Net periodic payments made or received by the Portfolios are included as part of realized gain (loss).

Portfolios will not enter into any mortgage swap, interest-rate swap, cap or floor transaction unless the unsecured commercial paper, senior debt, or the claims paying ability of the other party thereto is rated either AA or A-1 or better by S&P or Aa or P-1 or better by Moody’s, or is determined to be of equivalent quality by the applicable Manager.

The Asset Allocation: Diversified Growth Portfolio is permitted to invest up to 5% of the Portfolio’s total assets in interest rate swaps and up to 5% of the Portfolio’s total assets in exchange traded futures on swaps, provided however, that (1) a maximum of 25% of the total assets of the fixed-income portion of the Portfolio may comprise the net notional amount of the aggregate investments in interest rate swaps and exchange traded futures on swaps; (2) each interest rate swap or exchange traded future on swap transaction engaged in by the Portfolio must be segregated; and (3) the investment bank that is counterparty to the Portfolio in each transaction must be rated AA by Moody’s or a comparable rating.

Credit Default Swap Agreement. Certain Portfolios may enter into credit default swap agreements (“credit default swaps”) for various purposes, including managing credit risk (i.e., hedging), enhancing returns or speculation.

Credit default swaps are bilateral contracts in which one party makes periodic fixed-rate payments or a one-time premium payment (referred to as the buyer of protection) to another party (the seller of protection) in exchange for the right to receive a specified payment in the event of a default or other credit event for the referenced entity, obligation or index. As a seller of protection on credit default swaps, a Portfolio will generally receive from the buyer of protection a fixed rate of income throughout the term of the swap provided that there is no credit event. As the seller, a Portfolio would effectively add leverage to its portfolio because, in addition to its total net assets, a Portfolio would be subject to investment exposure on the notional amount of the swap.

If a Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, a Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount or its full exposure value (i.e. the sum of the notional amount for the contract plus the market value) of the swap and take delivery of the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

As a buyer of protection on credit default swaps, a Portfolio will make periodic payments, similar to an insurance premium, the seller of protection agrees to compensate the Portfolio for future potential losses as a result of a credit event on the reference bond or other asset. The Portfolio effectively transfers the credit event risk of the reference bond or asset from it to the seller of protection.

If a Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, a Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. Recovery values are assumed by market makers considering either industry standard recovery rates or entity specific factors and considerations until a credit event occurs. If a credit event has occurred, the recovery value is determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specified valuation method, are used to calculate the settlement value.

Credit default swaps on corporate issues or sovereign issues of an emerging country are bilateral contracts in which the buyer of protection makes periodic fixed payments or a one-time premium payment to the seller of protection in exchange for the right to receive a specified payment in the event of a default or other credit event. If a credit event occurs and cash settlement is not elected, a variety of other deliverable obligations may be delivered in lieu of the specific referenced obligation. The ability to deliver other obligations may result in a cheapest-to-deliver option (the buyer of protection’s right to choose the deliverable obligation with the lowest value following a credit event). A Portfolio may use credit default swaps on corporate issues or sovereign issues of an emerging country to provide a measure of protection against defaults of the issuers (i.e., to reduce credit risk where a Portfolio owns or has exposure to the referenced obligation) or to take a speculative credit position with an active long or short position with respect to the likelihood of a particular issuer’s default.

Credit default swaps on asset-backed securities are bilateral contracts in which the buyer of protection makes periodic fixed-rate payments or a one-time premium payment to the seller of protection in exchange for the right to receive a specified payment in the event of a default or other credit event. Unlike credit default swaps on corporate issues or sovereign issues of an emerging country, deliverable obligations in most instances would be limited to the specific referenced obligation as performance for asset-backed securities can vary across deals. Prepayments, principal paydowns, and other writedown or loss events on the underlying mortgage loans will reduce the outstanding principal balance of the referenced obligation. These reductions may be temporary or permanent as defined under the terms of the swap agreement and the notional amount for the swap agreement will be adjusted by corresponding amounts. A Portfolio may use credit default swaps on asset-backed securities to provide a measure of protection against defaults of the referenced obligation or to take a speculative credit position with an active long or short position with respect to the likelihood of a particular referenced obligation’s default.

Credit default swaps on credit indices are bilateral contracts in which the buyer of protection makes periodic fixed-rate payments or a one-time premium payment to the seller of protection in exchange for the right to receive a specified payment in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising the credit index. A credit index is a list of a basket of credit instruments or exposures designed to be representative of some part of the credit market as a whole. These indices are made up of reference credits that are judged by a poll of dealers to be the most liquid entities in the credit default swap market based on the sector of the index. Components of the indices may include, but are not limited to, investment grade securities, high yield securities, asset-backed securities, emerging markets, and/or various credit ratings within each sector. Credit indices are traded using credit default swaps with standardized terms including a fixed spread and standard maturity dates. An index credit default swap references all the names in the index, and if there is a default, the credit event is settled based on that name’s weight in the index. The composition of the indices changes periodically, usually every six months, and for most indices, each name has an equal weight in the index. A Portfolio may use credit default swaps on credit indices to hedge a portfolio of credit default swaps or bonds which is less expensive than it would be to enter into many credit default swaps to achieve a similar effect. Credit-default swaps on indices are used for protecting investors owning bonds against default, and also to speculate on changes in credit quality.

Credit default swap agreements on credit indices (“CDXs”) are indices of credit default swaps designed to track segments of the credit default swap market and provide investors with exposure to specific reference baskets of issuers of bonds or loans. The CDX reference baskets are priced daily and rebalanced every six months in conjunction with leading market makers in the credit industry. While investing in CDXs will increase the universe of bonds and loans to which a Portfolio is exposed, such investments entail risks that are not typically associated with investments in other debt instruments. The liquidity of the market for CDXs will be subject to liquidity in the secured loan and credit derivatives markets. Investment in CDXs involves many of the risks associated with investments in other derivative instruments.

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swaps on corporate issues or sovereign issues of an emerging country as of period end, serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. For credit default swaps on asset-based securities and credit indices, the quoted market prices and resulting values serve as the indicator of the current status of the payment/performance risk. Wider credit spreads and increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

The maximum potential amount of future payments (undiscounted) that a Portfolio as a seller of protection could be required to make under a credit default swap would be an amount equal to the notional amount of the agreement. Notional amounts of credit default swaps are partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement, or net amounts received from the settlement of buy protection credit default swaps entered into by a Portfolio for the same referenced entity or entities.

Cross-Currency Swap. A cross-currency swap is an interest rate swap agreement where the two instruments are denominated in two different currencies. Each agreement comprises both long and short exposures based on the reference legs of the swap. Cross-currency swaps are always long one currency and short another (non-base) currency simultaneously.

Currency Swaps. Currency swaps involve two parties exchanging two different currencies with an agreement to reverse the exchange at a later date at specified exchange rates. The exchange of currencies at the inception date of the contract takes place at the current spot rate. The re-exchange at maturity may take place at the same exchange rate, a specified rate, or the then current spot rate. Interest payments, if applicable, are made between the parties based on interest rates available in the two currencies at the inception of the contract. The terms of currency swap contracts may extend for many years. Currency swaps are usually negotiated with commercial and investment banks. Some currency swaps may not provide for exchanging principal cash flows, but only for exchanging interest cash flows.

Equity Swap Agreements. Certain Portfolios may enter into equity swap agreements (“equity swaps”) for various purposes, including to hedge exposure to market risk or to gain exposure to a security or market index. Equity swaps, a type of total return swap, are contracts that are typically entered into for the purpose of investing in a security or index without owning or taking physical custody of securities. Total return swaps are contracts that obligate a party to pay or receive interest in exchange for the payment by the other party of the total return generated by a security, a basket of securities, an index or an index component. To the extent the total return of the security or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, a Portfolio will receive a payment from or make a payment to the counterparty.

The counterparty to an equity swap will typically be a bank, investment banking firm or broker/dealer. Equity swaps may be structured in different ways. The counterparty will generally agree to pay the Portfolio the amount, if any, by which the notional amount of the equity swap contract would have increased in value had it been invested in particular stocks (or an index of stocks), plus the dividends that would have been received on those stocks. In these cases, the Portfolio may agree to pay to the counterparty a floating rate of interest on the notional amount of the equity swap contract plus the amount, if any, by which that notional amount would have decreased in value had it been invested in such stocks. Therefore, the return to the Portfolio on any equity swap should be the gain or loss on the notional amount plus dividends on the stocks less the interest paid by the Portfolio on the notional amount. In other cases, the counterparty and the Portfolio may agree to pay the other the difference between the relative investment performances that would have been achieved if the notional amount of the equity swap contract had been invested in different stocks (or indices of stocks).

A Portfolio will generally enter into equity swaps only on a net basis, which means that the two payment streams are netted out, with the Portfolio receiving or paying, as the case may be, only the net amount of the two payments. Payments may be made at the conclusion of an equity swap contract or periodically during its term. Equity swaps normally do not involve the delivery of securities or other underlying assets.

Accordingly, the risk of loss with respect to equity swaps is normally limited to the net amount of payments that a Portfolio is contractually obligated to make. If the counterparty to an equity swap defaults, the Portfolio’s risk of loss consists of the net discounted amount of payments that the Portfolio is contractually entitled to receive, if any. In addition, the value of some components of an equity swap (such as the dividends on a common stock) may also be sensitive to changes in interest rates.

Inflation Swaps. Inflation swap agreements are contracts in which one party agrees to pay the cumulative percentage increase in a price index, such as the Consumer Price Index, over the term of the swap (with some lag on the referenced inflation index), and the other pays a compounded fixed rate. Inflation swap agreements may be used to protect the net asset value of the Portfolio against an unexpected change in the rate of inflation measured by an inflation index. Inflation swap agreements entail the risk that a party will default on its payment obligations to the Portfolio thereunder.

The Portfolio will enter into inflation swaps on a net basis (i.e., the two payment streams are netted out at maturity with the Portfolio receiving or paying, as the case may be, only the net amount of the two payments). The net amount of the excess, if any, of the Portfolio’s obligations over its entitlements with respect to each inflation swap will be accrued on a daily basis, and an amount of cash or liquid instruments having an aggregate net asset value at least equal to the accrued excess will be segregated by the Portfolio. The value of inflation swap agreements are expected to change in response to changes in real interest rates. Real interest rates are tied to the relationship between nominal interest rates and the rate of inflation. If nominal interest rates increase at a faster rate than inflation, real interest rates may rise, leading to a decrease in value of an inflation swap agreement. Additionally, payments received by the Portfolio from swap transactions, such as inflation swap agreements and other types of swaps, discussed below, will result in taxable income, either as ordinary income or capital gains, rather than tax-exempt income, which will increase the amount of taxable distributions received by shareholders.

Interest Rate Caps, Collars and Floors. Certain Portfolios may invest in interest rate caps, collars and floors. Generally, entering into interest rate caps, collars and floors are often done to protect against interest rate fluctuations and hedge against fluctuations in the fixed income market. The purchase of an interest-rate cap entitles the purchaser, to the extent that a specified index exceeds a predetermined interest rate, to receive payment of interest on a notional principal amount from the party selling such interest-rate cap. The purchase of an interest-rate floor entitles the purchaser, to the extent that a specified index falls below a predetermined interest rate, to receive payments of interest on a notional principal amount from the party selling such interest rate floor. An interest-rate collar is the combination of a cap and a floor that preserves a certain return within a predetermined range of interest rates. Since interest rate caps, floors and collars are individually negotiated, each Portfolio expects to achieve an acceptable degree of correlation between its portfolio investments and its swap, cap, floor and collar positions.

Interest Rate Swap Agreements. Certain Portfolios may enter into interest rate swap agreements (“interest rate swaps”) for various purposes, including managing exposure to fluctuations in interest rates or for speculation. Interest rate swaps involve the exchange by a Portfolio with another party of their respective commitments to pay or receive interest with respect to the notional amount of principal. Since interest rate swaps are individually negotiated, the Portfolios expect to achieve an acceptable degree of correlation between their respective portfolio investments and their interest rate positions. Portfolios will enter into interest rate swaps only on a net basis, which means that the two payment streams are netted out, with the Portfolios receiving or paying, as the case may be, only the net amount of the two payments. Interest rate swaps do not involve the delivery of securities, other underlying assets or principal. Accordingly, the risk of loss with respect to interest rate swaps is limited to the net amount of interest payments that the Portfolio is contractually obligated to make. If the other party to an interest rate swap defaults, the Portfolio’s risk of loss consists of the net discounted amount of interest payments that the Portfolio is contractually entitled to receive, if any. The use of interest rate swaps is a highly specialized activity which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions.

Mortgage Swaps. A specific type of interest rate swap in which certain Portfolios may invest is a mortgage swap. Mortgage swaps are similar to interest-rate swaps in that they represent commitments to pay and receive interest. In a mortgage swap, cash flows based on a group of mortgage pools are exchanged for cash flows based on a floating interest rate. The return on a mortgage swap is affected by changes in interest rates, which affect the prepayment rate of the underlying mortgages upon which the mortgage swap is based.

Options on Swaps. Certain Portfolios may enter into options on swaps, or “swaptions.” A swaption is an option to enter into a swap agreement. Like other types of options, the buyer of a swaption pays a non-refundable premium for the option and obtains the right, but not the obligation, to enter into an underlying swap on agreed-upon terms. The seller of a swaption, in exchange for the premium, becomes obligated (if the option is exercised) to enter into an underlying swap on agreed-upon terms.

Total Return Swaps. Total return swaps are contracts under which one party agrees to make payments of the total return from the underlying asset during the specified period, in return for payments equal to a fixed or floating rate of interest or the total return from another underlying asset. Total return swap agreements on commodities involve commitments where cash flows are exchanged based on the price of a commodity and based on a fixed or variable rate. One party would receive payments based on the market value of the commodity involved and pay a fixed amount. Total return swap agreements on indices involve commitments to pay interest in exchange for a market-linked return. One counterparty pays out the total return of a specific reference asset, which may be an equity, index, or bond, and in return receives a regular stream of payments. To the extent the total return of the security or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, a Portfolio will receive a payment from or make a payment to the counterparty.

Risks of Entering into Swap Agreements: Risks to the Portfolios of entering into swap agreements, include credit risk, market risk, counterparty risk, liquidity risk or documentation risk. By entering into swap agreements, the Portfolios may be exposed to risk of potential loss due to unfavorable changes in interest rates, the price of the underlying security or index, or the underlying referenced asset’s perceived or actual credit, that the counterparty may default on its obligation to perform or the possibility that there is no liquid market for these agreements. There is also the risk that the parties may disagree as to the meaning of contractual terms in the swap agreement. In addition, to the extent that the Manager does not accurately analyze and predict the underlying economic factors influencing the value of the swap, the Portfolio may suffer a loss.

Regulations enacted by the CFTC under the Dodd-Frank Wall Street Reform and Consumer Protection Act require the Portfolio to clear certain interest rate and credit default index swaps through a clearinghouse or central counterparty (a CCP). To clear a swap with the CCP, the Portfolio will submit the swap to, and post collateral with a futures commission merchant (FCM) that is a clearinghouse member. The Portfolio may enter into the swap with a financial institution other than the FCM (the “Executing Dealer”) and arrange for the swap to be transferred to the FCM for clearing. It may also enter into the swap with the FCM itself. The CCP, the FCM and the Executing Dealer are all subject to regulatory oversight by the CFTC. A default or failure by a CCP or an FCM, or the failure of a swap to be transferred from an Executing Dealer to the FCM for clearing, may expose the Portfolio to losses, increase its costs, or prevent the Portfolio from entering or exiting swap positions, accessing collateral, or fully implementing its investment strategies. The regulatory requirement to clear certain swaps could, either temporarily or permanently, reduce the liquidity of cleared swaps or increase the costs of entering into those swaps.

Unseasoned companies are companies that have operated less than three years. The securities of such companies may have limited liquidity, which can result in their being priced higher or lower than might be otherwise be the case. In addition, investments in unseasoned companies are more speculative and entail greater risk than do investments in companies with an established operating record.

U.S. Treasury Inflation Protection Securities are issued by the Treasury with a nominal return linked to the inflation rate in prices. The index used to measure inflation is the non-seasonally adjusted U.S. City Average All Items Consumer Price Index for All Urban Consumers (“CPI-U”). The value of the principal is adjusted for inflation, and pays interest every six months. The interest payment is equal to a fixed percentage of the inflation-adjusted value of the principal. The final payment of principal of the security will not be less than the original par amount of the security at issuance. The principal of the inflation-protection security is indexed to the non-seasonally adjusted CPI-U. To calculate the inflation-adjusted principal value for a particular valuation date, the value of the principal at issuance is multiplied by the index ratio applicable to that valuation date. The index ratio for any date is the ratio of the reference CPI applicable to such date to the reference CPI applicable to the original issue date. Semiannual coupon interest is determined by multiplying the inflation-adjusted principal amount by one-half of the stated rate of interest on each interest payment date. Inflation-adjusted principal or the original par amount, whichever is larger, is paid on the maturity date as specified in the applicable offering announcement. If at maturity the inflation-adjusted principal is less than the original principal value of the security, an additional amount is paid at maturity so that the additional amount plus the inflation-adjusted principal equals the original principal amount. Some inflation-protection securities may be stripped into principal and interest components. In the case of a stripped security, the holder of the stripped principal component would receive this additional amount. The final interest payment, however, will be based on the final inflation-adjusted principal value, not the original par amount.

The reference CPI for the first day of any calendar month is the CPI-U for the third preceding calendar month. (For example, the reference CPI for December 1 is the CPI-U reported for September of the same year, which is released in October.) The reference CPI for any other day of the month is calculated by a linear interpolation between the reference CPI applicable to the first day of the month and the reference CPI applicable to the first day of the following month. Any revisions the Bureau of Labor Statistics (or successor agency) makes to any CPI-U number that has been previously released will not be used in calculations of the value of outstanding inflation-protection securities. In the case that the CPI-U for a particular month is not reported by the last day of the following month, the Treasury will announce an index number based on the last year-over-year CPI-U inflation rate available. Any calculations of the Treasury’s payment obligations on the inflation-protection security that need that month’s CPI-U number will be based on the index number that the Treasury has announced. If the CPI-U is rebased to a different year, the Treasury will continue to use the CPI-U series based on the base reference period in effect when the security was first issued as long as that series continues to be published. If the CPI-U is discontinued during the period the inflation-protection security is outstanding, the Treasury will, in consultation with the Bureau of Labor Statistics (or successor agency), determine an appropriate substitute index and methodology for linking the discontinued series with the new price index series. Determinations of the Secretary of the Treasury in this regard are final.

Inflation-protection securities will be held and transferred in either of two book-entry systems: the commercial book-entry system (TRADES) or TREASURY DIRECT. The securities will be maintained and transferred at their original par amount, i.e., not at their inflation-adjusted value. STRIPS (Separate Trading of Registered Interest and Principal of Securities) components will be maintained and transferred in TRADES at their value based on the original par amount of the fully constituted security.

Variable Rate Demand Notes (“VRDNs”). VRDNs are either taxable or tax-exempt obligations containing a floating or variable interest rate adjustment formula, together with an unconditional right to demand payment of the unpaid principal balance plus accrued interest upon a short notice period, generally not to exceed seven days. Any purchaser of VRDNs will meet applicable diversification and concentration requirements.

Value Investing. A Portfolio’s emphasis on securities believed to be under-valued by the market uses a technique followed by certain very wealthy investors highlighted by the media and a number of private partnerships with very high minimum investments. It requires not only the resources to undertake exhaustive research of little followed, out-of-favor securities, but also the patience and discipline to hold these investments until their intrinsic values are ultimately recognized by others in the marketplace. There can be no assurance that this technique will be successful for the Portfolio or that the Portfolio will achieve its investment goal.

Warrants give the holder of the warrant a right to purchase a given number of shares of a particular issue at a specified price until expiration. Such investments can generally provide a greater potential for profit or loss than investments of equivalent amounts in the underlying common stock. The prices of warrants do not necessarily move with the prices of the underlying securities. If the holder does not sell the warrant, it risks the loss of its entire investment if the market price of the underlying stock does not, before the expiration date, exceed the exercise price of the warrant plus the cost thereof. Investment in warrants is a speculative activity. Warrants pay no dividends and confer no rights (other than the right to purchase the underlying stock) with respect to the assets of the issuer.

When-Issued and Delayed-Delivery Securities and Forward Commitment Securities. Each Portfolio may purchase securities on a when-issued or delayed-delivery basis or purchase or sell securities on a forward commitment basis beyond the customary settlement time. These transactions involve a commitment by a Portfolio to purchase or sell securities at a future date. The price of the underlying securities (usually expressed in terms of yield) and the date when the securities will be delivered and paid for (the settlement date) are fixed at the time the transaction is negotiated. When-issued and delayed-delivery purchases and forward commitment transactions are negotiated directly with the other party, and such commitments are not traded on exchanges. The Portfolios will generally purchase securities on a when-issued or delayed-delivery basis or purchase or sell securities on a forward commitment basis only with the intention of completing the transaction and actually purchasing or selling the securities. If deemed advisable as a matter of investment strategy, however, the Portfolios may dispose of or negotiate a commitment after entering into it. The Portfolios may realize capital gains or losses in connection with these transactions. Each Portfolio is generally required to segregate, until three days prior to settlement date, cash and liquid assets in an amount sufficient to meet the purchase price unless the Portfolio’s obligations are otherwise covered. Alternatively, each Portfolio may enter into offsetting contracts for the forward sale of other securities that it owns. Securities purchased or sold on a when-issued, delayed-delivery or forward commitment basis involve a risk of loss if the value of the security to be purchased declines prior to the settlement date or if the value of the security to be sold increases prior to the settlement date.

Zero Coupon Bonds, Step-Coupon Bonds, Deferred Interest Bonds and PIK Bonds. Fixed income securities in which a Portfolio may invest also include zero coupon bonds, step-coupon bonds, deferred interest bonds and bonds on which the interest is payable-in-kind (“PIK bonds”). Zero coupon and deferred interest bonds are debt obligations issued or purchased at a significant discount from face value. A step-coupon bond is one in which a change in interest rate is fixed contractually in advance. PIK bonds are debt obligations that provide that the issuer thereof may, at its option, pay interest on such bonds in cash or in the form of additional debt obligations. The higher yield and interest rates on PIK bonds reflect a payment deferral and increased credit risk associated with such instruments and that such instruments may represent a significantly higher credit risk than coupon loans. PIK bonds may have unreliable valuations because their continuing accruals require continuing judgments about the collectability of the deferred payments and the value of any associated collateral. PIK interest has the effect of increasing the assets under management and, thereby, increasing management fees at a compounding rate. In addition, the deferral of PIK interest also reduces the loan to value ratio at a compounding rate.

These investments may experience greater volatility in market value due to changes in interest rates and other factors than debt obligations that make regular payments of interest. A Portfolio will accrue income on such investments for tax and accounting purposes, as required, that is distributable to shareholders and that, because no cash is received at the time of accrual, may require the liquidation of other portfolio securities under disadvantageous circumstances to satisfy the Portfolio’s distribution obligations.

SUPPLEMENTAL INFORMATION ABOUT DERIVATIVES AND THEIR USE

The Trust’s custodian, or a securities depository acting for the custodian, will act as each Portfolio’s escrow agent, through the facilities of the Options Clearing Corporation (“OCC”), as to the securities on which the Portfolio has written options or as to other acceptable escrow securities, so that no margin will be required for such transaction. OCC will release the securities on the expiration of the option or upon a Portfolio’s entering into a closing transaction.

An option position may be closed out only on a market that provides secondary trading for options of the same series and there is no assurance that a liquid secondary market will exist for any particular option. A Portfolio’s option activities may affect its turnover rate and brokerage commissions. The exercise by a Portfolio of puts on securities will result in the sale of related investments, increasing portfolio turnover. Although such exercise is within a Portfolio’s control, holding a put might cause the Portfolio to sell the related investments for reasons that would not exist in the absence of the put. A Portfolio will pay a brokerage commission each time it buys a put or call, sells a call, or buys or sells an underlying investment in connection with the exercise of a put or call. Such commissions may be higher than those that would apply to direct purchases or sales of such underlying investments. Premiums paid for options are small in relation to the market value of the related investments, and consequently, put and call options offer large amounts of leverage. The leverage offered by trading in options could result in a Portfolio’s net asset value being more sensitive to changes in the value of the underlying investments.

In the future, each Portfolio may employ derivatives and strategies that are not presently contemplated but that may be developed, to the extent such investment methods are consistent with a Portfolio’s investment objectives, legally permissible and adequately disclosed.

Transactions in options by a Portfolio are subject to limitations established by each of the exchanges governing the maximum number of options that may be written or held by a single investor or group of investors acting in concert, regardless of whether the options were written or purchased on the same or different exchanges or are held in one or more accounts or through one or more exchanges or brokers. Thus, the number of options a Portfolio may write or hold may be affected by options written or held by other entities, including other investment companies having the same or an affiliated investment adviser. Position limits also apply to Futures. An exchange may order the liquidation of positions found to be in violation of those limits and may impose certain other sanctions. Due to requirements under the 1940 Act, a Portfolio is required to segregate an amount of assets equal to its obligations relative to the position involved, adjusted daily on a mark-to-market basis.

Dodd-Frank, enacted in July 2010, includes provisions that comprehensively regulate OTC derivatives, such as OTC foreign currency transactions (other than a limited category of exempted trades), interest rate swaps, swaptions, mortgage swaps, caps, collars and floors, and other OTC derivatives that a Portfolio may employ in the future. Dodd-Frank authorizes the SEC and the CFTC to mandate that a substantial portion of OTC derivatives must be executed in regulated markets and be submitted for clearing to regulated clearinghouses (as discussed below, the CFTC has mandated that certain OTC derivatives must be cleared and traded on a regulated exchange and will impose these requirements on additional OTC derivatives in the future). OTC derivatives submitted for clearing will be subject to minimum initial and variation margin requirements set by the relevant clearinghouse, as well as possible margin requirements mandated by the SEC or the CFTC. OTC derivatives dealers typically demand the unilateral ability to increase a counterparty’s collateral requirements for cleared OTC derivatives beyond any regulatory and clearinghouse minimums. The regulators also have broad discretion to impose margin requirements on non-cleared OTC derivatives and new requirements will apply to the holding of customer collateral by OTC derivatives dealers. These requirements may increase the amount of collateral a Portfolio is required to provide and the costs associated with providing it. OTC derivatives dealers also are required to post margin to the clearinghouses through which they clear their customers’ trades instead of using such margin in their operations, as was widely permitted before Dodd-Frank. This has and will continue to increase the OTC derivatives dealers’ costs, and these increased costs may be passed through to a Portfolio in the form of higher upfront and mark-to-market margin, less favorable trade pricing, and the imposition of new or increased fees, including clearing account maintenance fees.

As discussed above, OTC derivatives are subject to counterparty risk, whereas the exposure to default for cleared derivatives is assumed by the exchange’s clearinghouse. However, a Portfolio will not face a clearinghouse directly but rather through an

OTC derivatives dealer that is registered with the CFTC or SEC to act as a clearing member. The Portfolio may therefore face the indirect risk of the failure of another clearing member customer to meet its obligations to its clearing member. Such scenario could arise due to a default by the clearing member on its obligations to the clearinghouse, triggered by a customer’s failure to meet its obligations to the clearing member.

The SEC and CFTC will also require a substantial portion of derivative transactions that are currently executed on a bilateral basis in the OTC markets to be executed through a regulated securities, futures, or swap exchange or execution facility. Certain CFTC-regulated derivatives are already subject to these rules and the CFTC expects to subject additional OTC derivatives to such trade execution rules in the future. The SEC recently released proposed rules and final rules that will impose certain clearing requirements on the OTC derivatives that they regulate. The full extent and potential impact of this regulation is not yet known and may not be known for some time. Such requirements may make it more difficult and costly for a Portfolio to enter into highly tailored or customized transactions. They may also render certain strategies in which a Portfolio might otherwise engage impossible or so costly that they will no longer be economical to implement. If a Portfolio decides to become a direct member of one or more of these exchanges or execution facilities, the Portfolio will be subject to all of the rules of the exchange or execution facility, which would bring additional risks and liabilities, and potential additional regulatory requirements.

OTC derivatives dealers are currently required to register with the CFTC and will ultimately be required to register with the SEC. Dealers are subject to new minimum capital and margin requirements, business conduct standards, disclosure requirements, reporting and recordkeeping requirements, transparency requirements, position limits, limitations on conflicts of interest, and other regulatory burdens. These requirements further increase the overall costs for OTC derivatives dealers, which costs may be passed along to the Portfolios as market changes continue to be implemented. The overall impact of Dodd-Frank on the Portfolios remains highly uncertain and it is unclear how the OTC derivatives markets will adapt to this new regulatory regime, along with additional, sometimes overlapping, regulatory requirements imposed by non-U.S. regulators.

In addition, the CFTC and the United States commodities exchanges impose limits referred to as “speculative position limits” on the maximum net long or net short speculative positions that any person may hold or control in any particular futures or options contracts traded on United States commodities exchanges. For example, the CFTC currently imposes speculative position limits on a number of agricultural commodities (e.g., corn, oats, wheat, soybeans and cotton) and United States commodities exchanges currently impose speculative position limits on many other commodities. Dodd-Frank significantly expands the CFTC’s authority to impose position limits with respect to futures contracts and options on futures contracts, swaps that are economically equivalent to futures or options on futures, and swaps that are traded on a regulated exchange and certain swaps that perform a significant price discovery function. In response to this expansion of its authority, in 2012, the CFTC proposed a series of new speculative position limits with respect to futures and options on futures on so-called “exempt commodities” (which includes most energy and metals contracts) and with respect to agricultural commodities. Those proposed speculative position limits were vacated by a United States District Court, but the CFTC has again proposed a new set of speculative position rules that are not yet finalized (or effective). If the CFTC is successful in this second try, the counterparties with which a Portfolio deals may further limit the size or duration of positions available to the Portfolio. All accounts owned or managed by the Adviser are likely to be combined for speculative position limit purposes. A Portfolio could be required to liquidate positions it holds in order to comply with such limits, or may not be able to fully implement trading instructions generated by its trading models, in order to comply with such limits. Any such liquidation or limited implementation could result in substantial costs to a Portfolio.

Also, in December 2015, the SEC proposed a new rule that would change the regulation of the use of derivatives by registered investment companies, such as the Portfolios. If the proposed rule is adopted and goes into effect, it may require the Portfolios to amend their investment strategies in order to continue to invest in, or remain invested in, derivatives.

Asset Coverage for Certain Derivative Transactions. The Portfolios will comply with guidelines established by the SEC with respect to coverage of certain derivative transactions. These guidelines may, in certain instances, require segregation by a Portfolio of cash or liquid securities with its custodian or a designated sub-custodian to the extent the Portfolio’s obligations with respect to these strategies are not otherwise “covered” through ownership of the underlying security, financial instrument or currency or by other portfolio positions or by other means consistent with applicable regulatory policies. With respect to futures and forward contracts that are not contractually required to “cash-settle,” for example, a Portfolio covers its open positions by setting aside liquid assets equal to the contracts’ full notional value. With respect to futures and forward contracts that are contractually required to “cash-settle,” however, a Portfolio sets aside liquid assets in an amount equal to the Portfolio’s daily mark-to-market (net) obligation (i.e., the Portfolio’s daily net liability, if any), rather than the notional value. Segregated assets cannot be sold or transferred unless an equivalent amount of assets are substituted in their place or it is no longer necessary to segregate them. As a result, there is a possibility that segregation of a large percentage of a Portfolio’s assets could impede portfolio management or the Portfolio’s ability to meet redemption requests or other current obligations.

As another example, a call option written by a Portfolio on securities may require the Portfolio to hold the securities subject to the call (or securities convertible into the securities without additional consideration) or to segregate assets (as described above) sufficient to purchase and deliver the securities if the call is exercised. A call option written by a Portfolio on an index may require the Portfolio to own portfolio securities that correlate with the index or to segregate assets (as described above) equal to the excess of the index value over the exercise price on a current basis. A put option written by a Portfolio may require the Portfolio to segregate assets (as described above) equal to the exercise price. The Portfolio could purchase a put option if the strike price of that option is the same or higher than the strike price of a put option sold by the Portfolio. If a Portfolio holds a futures or forward contract, the Portfolio could purchase a put option on the same futures or forward contract with a strike price as high or higher than the price of the contract held. A Portfolio may enter into fully or partially offsetting transactions so that its net position, coupled with any segregated assets (equal to any remaining obligation), equals its net obligation. Asset coverage may be achieved by other means when consistent with applicable regulatory policies. Each Portfolio’s subadviser(s) will monitor a Portfolio’s use of derivatives and will take action as necessary for the purpose of complying with the asset segregation policy stated above. Such actions may include the sale of the Portfolio’s portfolio investments.

Possible Risk Factors in Derivatives. Participation in the options or Futures markets and in currency exchange transactions involves investment risks and transaction costs to which a Portfolio would not be subject absent the use of these strategies. If the Manager’s predictions of movements in the direction of the securities, foreign currency and interest rate markets are inaccurate, the adverse consequences to a Portfolio may leave the Portfolio in a worse position than if such strategies were not used. There is also a risk in using short hedging by selling Futures to attempt to protect against decline in value of the portfolio securities (due to an increase in interest rates) that the prices of such Futures will correlate imperfectly with the behavior of the cash (i.e., market value) prices of the Portfolio’s securities. The ordinary spreads between prices in the cash and Futures markets are subject to distortions due to differences in the natures of those markets. First, all participants in the Futures markets are subject to margin deposit and maintenance requirements. Rather than meeting additional margin deposit requirements, investors may close Futures contracts through offsetting transactions, which could distort the normal relationship between the cash and Futures markets. Second, the liquidity of the Futures markets depends on participants entering into offsetting transactions rather than making or taking delivery. To the extent participants decide to make or take delivery, liquidity in the Futures markets could be reduced, thus producing distortion. Third, from the point-of-view of speculators, the deposit requirements in the Futures markets are less onerous than margin requirements in the securities markets. Therefore, increased participation by speculators in the Futures markets may cause temporary price distortions.

If a Portfolio establishes a position in the debt securities markets as a temporary substitute for the purchase of individual debt securities (long hedging) by buying Futures and/or calls on such Futures or on debt securities, it is possible that the market may decline; if the Manager then determines not to invest in such securities at that time because of concerns as to possible further market decline or for other reasons, the Portfolio will realize a loss that is not offset by a reduction in the price of the debt securities purchased.

SUPPLEMENTAL INFORMATION CONCERNING

HIGH-YIELD, HIGH-RISK BONDS AND SECURITIES RATINGS

High-Yield, High-Risk Bonds may present certain risks, which are discussed below:

Sensitivity to Interest Rate and Economic Changes. High-yield bonds are very sensitive to adverse economic changes and corporate developments. During an economic downturn or substantial period of rising interest rates, highly leveraged issuers may experience financial stress that would adversely affect their ability to service their principal and interest payment obligations, to meet projected business goals, and to obtain additional financing. If the issuer of a bond defaults on its obligations to pay interest or principal or enters into bankruptcy proceedings, a Portfolio may incur losses or expenses in seeking recovery of amounts owed to it. In addition, periods of economic uncertainty and changes can be expected to result in increased volatility of market prices of high-yield bonds and the Portfolio’s net asset value.

Payment Expectations. High-yield bonds may contain redemption or call provisions. If an issuer exercised these provisions in a declining interest rate market, a Portfolio would have to replace the security with a lower yielding security, resulting in a decreased return for investors. Conversely, a high-yield bond’s value will decrease in a rising interest rate market, as will the value of the Portfolio’s assets. If the Portfolio experiences unexpected net redemptions, this may force it to sell high-yield bonds without regard to their investment merits, thereby decreasing the asset base upon which expenses can be spread and possibly reducing the Portfolio’s rate of return.

Liquidity and Valuation. There may be little trading in the secondary market for particular bonds, which may adversely affect a Portfolio’s ability to value accurately or dispose of such bonds. Adverse publicity and investor perceptions, whether or not based on fundamental analysis, may decrease the values and liquidity of high-yield bonds, especially in a thin market.

The Managers attempt to reduce these risks through diversification of the applicable Portfolio and by credit analysis of each issuer, as well as by monitoring broad economic trends and corporate and legislative developments. If a high-yield bond previously acquired by a Portfolio is downgraded, the Managers, as appropriate, will evaluate the security and determine whether to retain or dispose of it.

The following are additional restrictions and/or requirements concerning the ratings of securities:

1.	The Small-Cap Growth component, the Stock Portfolio, and the Mid Cap Growth Portfolio may invest in debt securities rated as low as “BBB-” by S&P, “Baa3” by Moody’s, or unrated securities determined by the Manager to be of comparable quality.

2.	The Growth component and the International Equity Portfolio may invest up to 35% and 20%, respectively, of net assets in high-yield/high-risk securities rated below Baa3 by Moody’s or BBB- by S&P, or unrated bonds determined by the Manager to be of comparable quality. The Large Cap Growth Portfolio may invest up to 20% of net assets in high-yield/high-risk securities rated below Baa3 by Moody’s or BBB- by S&P, or unrelated bonds determined by the Manager to be of comparable quality.

3.	The Balanced component may invest up to 15% of total assets in the component in securities rated below Baa3 by Moody’s of BBB- by S&P (or, in each case, if not rated, determined by the Manager to be of comparable quality).

4.	The Fixed Income component may invest up to 20% of its assets in securities rated below Baa3 by Moody’s or BBB- by S&P and no more than 10% of its assets in bonds rated as low as C by Moody’s or D by S&P (or, in each case, if not rated, determined by the Manager to be of comparable quality).

5.	The Large Cap Value Portfolio (up to 10%) may invest in debt securities rated below investment grade (i.e., below “BBB-” by S&P or below “Baa3” by Moody’s) or, if unrated, determined by the Manager to be of equivalent quality.

6.	The Asset Allocation: Diversified Growth Portfolio may invest up to 20% of its total assets in securities rated below Baa3 by Moody’s or BBB- by S&P, including no more than 5% of its total assets in bonds rated at the time of purchase below Caa by Moody’s or CCC by S&P (or, in each case, if not rated, determined by the Manager to be of comparable quality).

7.	The Small Cap Portfolio, the Mid Cap Value Portfolio, and the Diversified Fixed Income Portfolio may invest up to 20% of their respective assets in securities rated below Baa3 by Moody’s or BBB- by S&P and no more than 10% of their respective assets in bonds rated as low as C by Moody’s or D by S&P. In addition, the portion of the Large Cap Growth Portfolio managed by Janus may invest up to 20% of the assets allocated to it in securities rated below Baa by Moody’s or BBB by S&P; and the portion of the Large Cap Growth and Mid Cap Value Portfolios allocated to Goldman Sachs Asset Management L.P. (“GSAM”) and the portion of the International Equity Portfolio allocated to Janus may invest no more than 10% of the assets allocated to it in bonds rated as low as C by Moody’s or D By S&P. In each case, securities that are not rated will be subject to the percentage limitations of securities determined by the Manager to be of comparable quality as stated herein.

8.	The SA Columbia Focused Growth Portfolio may invest up to 20% of its total assets in debt securities that the Manager expects to have the potential for capital appreciation, including debt securities rated below “BBB” by S&P, or “Baa” by Moody’s, or, if unrated, determined by the Manager to be of equivalent quality (junk bonds).

9.	The SA Columbia Focused Value Portfolio will limit its investments in debt securities to primarily “investment-grade” obligations.

SUPPLEMENTAL INFORMATION ABOUT THE PASSIVELY-MANAGED

INDEX PORTIONS OF CERTAIN PORTFOLIOS

The Diversified Fixed Income Portfolio, International Equity Portfolio, Large Cap Growth Portfolio, Large Cap Value Portfolio, Mid Cap Growth Portfolio, Mid Cap Value Portfolio and Small Cap Portfolio each have a passively-managed portion of the respective Portfolio that is designed to track an index or subset of an index. PineBridge is responsible for managing the passively-managed portion of the Diversified Fixed Income Portfolio. SAAMCo is responsible for managing the passively-managed index portions of the International Equity Portfolio, Large Cap Growth Portfolio, Large Cap Value Portfolio, Mid Cap Growth Portfolio, Mid Cap Value Portfolio and Small Cap Portfolio (collectively, the “SAAMCo Index Portfolios”). In connection with SAAMCo’s management of the passively-managed portions of the SAAMCo Index Portfolios, the SAAMCo Index Portfolios may trade in AIG stock if such stock is represented in the targeted index.

INVESTMENT RESTRICTIONS

The Trust has adopted for each Portfolio certain investment restrictions that are fundamental policies for each Portfolio and cannot be changed for a Portfolio without approval by a majority of its voting securities, which is defined as the vote of the lesser of (i) 67% or more of the outstanding shares of the Portfolio present at a meeting, if the holders of more than 50% of the outstanding shares are present in person or by proxy or (ii) more than 50% of the outstanding shares of the Portfolio. A change in policy affecting only one Portfolio may be effected with the approval of a majority of the outstanding shares of such Portfolio. All percentage limitations expressed in the following investment restrictions are measured at the time of purchase.

Fundamental Investment Restrictions Applicable to all Portfolios

Each Portfolio may not:

1.	Borrow money except as permitted by (i) the 1940 Act or interpretations or modifications by the SEC, SEC staff or other authority with appropriate jurisdiction, or (ii) exemptive or other relief or permission from the SEC, SEC staff or other authority.

2.	Engage in the business of underwriting the securities of other issuers except as permitted by (i) the 1940 Act or interpretations or modifications by the SEC, SEC staff or other authority with appropriate jurisdiction, or (ii) exemptive or other relief or permission from the SEC, SEC staff or other authority.

3.	Lend money or other assets except to the extent permitted by (i) the 1940 Act or interpretations or modifications by the SEC, SEC staff or other authority with appropriate jurisdiction, or (ii) exemptive or other relief or permission from the SEC, SEC staff or other authority.

4.	Issue senior securities except as permitted by (i) the 1940 Act or interpretations or modifications by the SEC, SEC staff or other authority with appropriate jurisdiction, or (ii) exemptive or other relief or permission from the SEC, SEC staff or other authority.

5.	Purchase or sell real estate except as permitted by (i) the 1940 Act or interpretations or modifications by the SEC, SEC staff or other authority with appropriate jurisdiction, or (ii) exemptive or other relief or permission from the SEC, SEC staff or other authority.

6.	Purchase or sell commodities or contracts related to commodities except to the extent permitted by (i) the 1940 Act or interpretations or modifications by the SEC, SEC staff or other authority with appropriate jurisdiction, or (ii) exemptive or other relief or permission from the SEC, SEC staff or other authority.

7.	Each Portfolio may not, except as permitted by exemptive or other relief or permission from the SEC, SEC staff or other authority with appropriate jurisdiction, make any investment if, as a result, the Portfolio’s investments will be concentrated in any one industry.

The Portfolios’ fundamental investment restrictions will be interpreted broadly. For example, the restrictions will be interpreted to refer to the 1940 Act and the related rules as they are in effect from time to time, and to interpretations and modifications of or relating to the 1940 Act by the SEC and others as they are given from time to time. When a policy provides that an investment practice may be conducted as permitted by the 1940 Act, the policy will be interpreted to mean either that the 1940 Act expressly permits the practice or that the 1940 Act does not prohibit the practice.

The following descriptions of the 1940 Act may assist investors in understanding the above restrictions.

With respect to fundamental investment restriction number 1 above, the 1940 Act permits a Portfolio to borrow money in amounts of up to one-third of the Portfolio’s total assets from banks for any purpose, and to borrow up to an additional 5% of the Portfolio’s total assets from banks or other lenders for temporary purposes. (The Portfolio’s total assets include the amounts being borrowed.) To limit the risks attendant to borrowing, the 1940 Act requires a Portfolio to maintain an “asset coverage” of at least 300% of the amount of its borrowings (other than the 5% temporary borrowings), provided that in the event that the Portfolio’s asset coverage falls below 300%, the Portfolio is required to reduce the amount of its borrowings so that it meets the 300% asset coverage threshold within three days (not including Sundays and holidays). Asset coverage means the ratio that the value of the Portfolio’s total assets (including amounts borrowed), minus liabilities other than borrowings, bears to the aggregate amount of all borrowings. Certain trading practices and investments may be considered to be borrowings and thus subject to the 1940 Act restrictions. The investment restriction will be interpreted to permit a Portfolio to engage in trading practices and investments that may be considered to be borrowings to the extent consistent with the 1940 Act. Short-term credits necessary for the settlement of securities transactions and arrangements with respect to securities lending are not considered to be borrowings under the restriction. Practices and investments that may involve leverage but are not considered to be borrowings are not subject to the restriction.

With respect to fundamental investment restriction number 2 above, the 1940 Act permits a Portfolio to engage in the underwriting business or underwrite the securities of other issuers within certain limits. A Portfolio engaging in transactions involving the acquisition or disposition of portfolio securities may be considered to be an underwriter under the 1933 Act. Under the 1933 Act, an underwriter may be liable for material omissions or misstatements in an issuer’s registration statement or prospectus. Securities purchased from an issuer and not registered for sale under the 1933 Act are considered restricted securities. There may be a limited market for these securities. If these securities are registered under the 1933 Act, they may then be eligible for sale but participating in the sale may subject the seller to underwriter liability. These risks could apply to a Portfolio if it invests in restricted securities. Although it is not believed that the application of the 1933 Act provisions described above would cause a Portfolio to be engaged in the business of underwriting, investment restriction number 2 above will be interpreted not to prevent a Portfolio from engaging in transactions involving the acquisition or disposition of portfolio securities, regardless of whether the Portfolio may be considered to be an underwriter under the 1933 Act.

With respect to fundamental investment restriction number 3 above, the 1940 Act permits a Portfolio to make loans within certain limits. The fundamental investment restriction permits a Portfolio to engage in securities lending, enter into repurchase agreements, acquire debt and other securities (to the extent deemed lending) and allows the Portfolio to lend money and other assets, in each case to the fullest extent permitted by the 1940 Act. SEC staff interpretations currently prohibit funds from lending portfolio securities of more than one-third of their total assets. Currently, the Portfolios do not, and do not expect to, engage in the lending of securities. If in the future, a Portfolio wished to lend securities, it would be permitted to do so only after it receives Board approval. The fundamental investment restriction will be interpreted not to prevent a Portfolio from purchasing or investing in debt obligations and loans. In addition, collateral arrangements with respect to options, forward currency and futures transactions and other derivative instruments, as well as delays in the settlement of securities transactions, will not be considered loans under the restriction.

With respect to fundamental investment restriction number 4, the 1940 Act prohibits a Portfolio from issuing “senior securities,” which are defined as Portfolio obligations that have a priority over the Portfolio’s shares with respect to the payment of dividends or the distribution of Portfolio assets, except that a Portfolio may borrow money in amounts of up to one-third of the Portfolio’s total assets from banks for any purpose. A Portfolio also may borrow up to an additional 5% of its total assets from banks or other lenders for temporary purposes, and these borrowings are not considered senior securities. The issuance of senior securities by a Portfolio can increase the speculative character of the Portfolio’s outstanding shares through leveraging. Leveraging of the Portfolio through the issuance of senior securities magnifies the potential for gain or loss on monies, because even though the Portfolio’s net assets remain the same, the total risk to investors is increased to the extent of the Portfolio’s gross assets. The fundamental investment restriction will be interpreted not to prevent collateral arrangements with respect to swaps, options, forward or futures contracts or other derivatives, or the posting of initial or variation margin.

With respect to fundamental investment restriction number 5, the 1940 Act does not prohibit a Portfolio from owning real estate; however, a Portfolio is limited in the amount of illiquid assets it may purchase (real estate is generally considered illiquid). Investing in real estate may involve risks, including that real estate is generally considered illiquid and may be difficult to value and sell. Owners of real estate may be subject to various liabilities, including environmental liabilities. To the extent that investments in real estate are considered illiquid, the current SEC staff position generally limits a Portfolio’s purchases of illiquid securities to 15% of net assets. The restriction will be interpreted to permit a Portfolio to invest in real estate-related companies, companies whose businesses consist in whole or in part of investing in real estate, instruments (like mortgages) that are secured by real estate or interests therein, or real estate investment trust securities.

With respect to fundamental investment restriction number 6, the 1940 Act does not prohibit a Portfolio from owning commodities, whether physical commodities or contracts related to physical commodities (such as oil or grains and related futures contracts), or financial commodities and contracts related to financial commodities (such as currencies). However, a Portfolio is limited in the amount of illiquid assets it may purchase. To the extent that investments in commodities are considered illiquid, the current SEC staff position generally limits a Portfolio’s purchases of illiquid securities to 15% of net assets. If a Portfolio were to invest in a physical commodity or a physical commodity-related instrument, the Portfolio would be subject to the additional risks of the particular physical commodity and its related market. The value of commodities and commodity-related instruments may be extremely volatile and may be affected either directly or indirectly by a variety of factors. There also may be storage charges and risks of loss associated with physical commodities. The restriction will be interpreted to permit investments in exchange-traded funds that invest in physical and/or financial commodities.

With respect to fundamental investment restriction number 7, the 1940 Act does not define what constitutes “concentration” in an industry. The SEC staff has taken the position that investment of 25% or more of a fund’s total assets in one or more issuers conducting their principal activities in the same industry or group of industries constitutes concentration. It is possible that interpretations of concentration could change in the future. A fund that invests a significant percentage of its total assets in a single industry may be particularly susceptible to adverse events affecting that industry and may be more risky than a fund that does not concentrate in an industry. The fundamental investment restriction will be interpreted to refer to concentration as it may be determined from time to time. The fundamental investment restriction also will be interpreted to permit investment without limit in the following: securities of the U.S. government and its agencies or instrumentalities; securities of state, territory, possession or municipal governments and their authorities, agencies, instrumentalities or political subdivisions; securities of foreign governments; and repurchase agreements collateralized by any of such obligations. Accordingly, issuers of the foregoing securities will not be considered to be members of any industry. There also will be no limit under the restriction on investment in issuers domiciled in a single jurisdiction or country. Finally, the restriction will be interpreted to give broad authority to the Portfolios as to how to classify issuers within or among industries.

Non-Fundamental Investment Restrictions

The following additional restrictions are not fundamental policies and may be changed by the Trustees without a vote of shareholders. Each Portfolio may not:

1.	Purchase securities on margin.

2.

Pledge, mortgage or hypothecate its assets, except to the extent necessary to secure permitted borrowings and, to the extent related to the segregation of assets in connection with the writing of covered put and call options and the purchase of securities or currencies on a forward commitment or delayed-delivery basis and collateral and initial or variation margin arrangements with respect to forward contracts, options, futures contracts and options on futures contracts. In addition, a Portfolio may pledge assets in reverse repurchase agreements, dollar rolls and similar investment strategies described in the Prospectuses and SAI, as they may be amended from time to time.

3.	Sell securities short, including short sales “against the box” (i.e., where a Portfolio contemporaneously owns, or has the right to acquire at no additional cost, securities identical or substantially similar to those sold short) if as a result more than 25% of its net assets would be subject to such short sales.

4.	Purchase or sell securities of other investment companies except (i) to the extent permitted by applicable law; and (ii) that Janus and T. Rowe Price may invest uninvested cash balances of their respective component of each Portfolio in money market mutual funds that it manages to the extent permitted by applicable law. Further, without prohibiting them from acquiring the securities of registered investment companies to the extent otherwise permissible under applicable law, with respect to each of the Diversified Fixed Income Portfolio, International Equity Portfolio, Large Cap Growth Portfolio, Large Cap Value Portfolio, Mid Cap Growth Portfolio, Mid Cap Value Portfolio, Real Return Portfolio, and Small Cap Portfolio, the Portfolio may not acquire any securities of registered open-end investment companies or registered unit investment trust in reliance on subparagraphs (F) or (G) of Section 12(d)(1) of the 1940 Act.

5.	Enter into any repurchase agreement maturing in more than seven days or investing in any other illiquid security if, as a result, more than 15% of a Portfolio’s net assets would be so invested. Restricted securities eligible for resale pursuant to Rule 144A under the Securities Act that have a readily available market, and commercial paper exempted from registration under the Securities Act pursuant to Section 4(2) of that Act that may be offered and sold to “qualified institutional buyers” as defined in Rule 144A, which the Manager has determined to be liquid pursuant to guidelines established by the Trustees, will not be considered illiquid for purposes of this 15% limitation on illiquid securities.

Diversification

Each of the Portfolios is currently classified as a diversified fund under the 1940 Act. This means that the Portfolio may not purchase securities of an issuer (other than obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities) if, with respect to 75% of its total assets, (a) more than 5% of the Portfolio’s total assets would be invested in securities of that issuer or (b) the Portfolio would hold more than 10% of the outstanding voting securities of that issuer. With respect to the remaining 25% of its total assets, the Portfolio can invest more than 5% of its assets in one issuer. Under the 1940 Act, a Portfolio cannot change its classification from diversified to non-diversified without shareholder approval.

TRUST OFFICERS AND TRUSTEES

The following table lists the Trustees and officers of the Trust, their ages, current position(s) held with the Trust, length of time served, principal occupations during the past five years, number of funds overseen within the fund complex and other directorships/trusteeships held outside of the fund complex. Unless otherwise noted, the address of each executive officer and Trustee is 1999 Avenue of the Stars, 27th Floor, Los Angeles, California 90067-6022. As mentioned above, Trustees who are not deemed to be “interested persons” of the Trust as defined in the 1940 Act are referred to as “Independent Trustees.” Trustees who are deemed to be “interested persons” of the Trust are referred to as “Interested Trustees.” Trustees and officers of the Trust are also directors or trustees and officers of some or all of the other investment companies managed, administered or advised by SAAMCo and distributed by AIG Capital Services, Inc. (“ACS”) and other affiliates of SAAMCo.

Independent Trustees

Name and Age	Position(s) Held with Trust	Term of Office and Length of Time Served[i]	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trusteeii, iii	Other Directorships Held by Trusteeiv
Garrett F. Bouton Age: 71	Trustee	March 2007-Present	Retired (2003-Present); Managing Director and CEO, Barclays Global Investors (1996-2003).	63	Chairman/Director, The LEGG Company (consulting services) (2006-2010).
Carl D. Covitz Age: 77	Trustee	February 2001-Present	Owner and President, Landmark Capital, Inc. (1973-Present).	63	Director, Arden Realty Inc. (real estate) (1995-2006).
Jane Jelenko Age: 67	Trustee	September 2006-Present	Retired Partner of KPMG, LLP and Managing Director of Bearingpoint, Inc. (formerly KPMG Consulting) (2003-Present).	63	Director, Countrywide Bank (banking) (2003-2008); and Director, Cathay General Bancorp and Cathay Bank (banking) (2012–Present).
Gilbert T. Ray Age: 71	Trustee	February 2001-Present	Retired Partner, O’Melveny & Myers LLP (law firm) (2000 - Present).	63	Director, Watson, Wyatt Worldwide (services – management consulting services) (2000-2009); Director, DineEquity (services – restaurant) (2004-Present); Director, Diamond Rock Hospitality (financial – real estate) (2005-Present).
Allan L. Sher Age: 84	Trustee	January 1997-Present	Retired, Brokerage Executive (1992-Present).	63	Director, Bowl America Incorporated (1997-Present).
Bruce G. Willison Age: 67	Trustee and Chairman	February 2001-Present	Professor of Management, Anderson School at UCLA (1999-2011); Dean, Anderson School at UCLA (1999-2005); co-founder Grandpoint Capital, Inc. (2009-2010).	63	Director, GrandPoint Capital, Inc. (banking) (2011-Present); Director, Indy Mac Bancorp (banking) (2003-2008); Director, Move, Inc. (internet real estate site) (2003-Present); Director, Health Net, Inc. (health insurance plan) (2000-Present).

Interested Trustee

Name and Age	Position(s) Held with Trust	Length of Time Served[i]	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trusteeii, iii	Other Directorship(s) Held by Trusteeiv
Peter A. Harbeck* Harborside Financial Center 3200 Plaza 5 Jersey City, New Jersey 07311-4992 Age: 62	Trustee	March 2014-Present	President, CEO and Director, SAAMCo (1995-Present); Director, ACS (1993-Present); Chairman, Advisor Group, Inc. (2004-2016).	140	None

[i]	Trustees serve until their successors are duly elected and qualified.
[i]i	The term “Fund Complex” means two or more registered investment companies that hold themselves out to investors as related companies for purposes of investment services or have a common investment adviser or an investment adviser that is an affiliated person of SAAMCo. The “Fund Complex” includes: the Trust (20 portfolios); SAST (43 portfolios); SunAmerica Specialty Series (7 funds); SunAmerica Money Market Fund, Inc. (1 fund); SunAmerica Income Funds (3 funds); SunAmerica Series, Inc. (6 portfolios); SunAmerica Equity Funds (2 funds); Anchor Series Trust (8 portfolios); SunAmerica Senior Floating Rate Fund, Inc. (1 fund); VALIC Company I (34 funds); and VALIC Company II (15 funds).
iii	Number includes the SAST (43 portfolios) and the Trust (20 portfolios).
iv	Directorships of Companies required for reporting to the SEC under the Securities Exchange Act of 1934 (i.e., “public companies”) or other investment companies regulated under the 1940 Act other than those listed under the preceding column.
*	Mr. Harbeck is considered to be an Interested Trustee because he serves a President, CEO and Director of SAAMCo and is a Director of ACS.

Officers

Name and Age	Position(s) Held with Trust	Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Officer	Other Directorship(s) Held by Officer
John T. Genoy Age: 47	President	2007-Present	Chief Financial Officer and Director, SAAMCo (2002-Present); Senior Vice President, SAAMCo (2003-Present); Chief Operating Officer, SAAMCo (2006-Present).	N/A	N/A
Gregory R. Kingston Age: 50	Treasurer	2014-Present	Senior Vice President, SAAMCo (2014-Present); Vice President, SAAMCo (2001-2014); Head of Mutual Fund Administration (2014-Present).	N/A	N/A
Katherine Stoner Age: 59	Vice President and Chief Compliance Officer	May 2011-Present	Vice President, SAAMCo (May 2011-Present); Vice President, VALIC and Western National Life Insurance Company (“Western National”) (2006-Present); 38a-1 Chief Compliance Officer, VALIC and AGLIC (2015-Present); Deputy General Counsel and Secretary, VALIC and Western National (2007-2011); Vice President, VALIC Financial Advisors, Inc. (2010-2011) and VALIC Retirement Services Company (2010-Present).	N/A	N/A
Kathleen D. Fuentes Age: 47	Chief Legal Officer, Vice President and Secretary	2015-Present	Vice President and Deputy General Counsel, SAAMCo (2006-Present).	N/A	N/A
Gregory N. Bressler Age: 49	Vice President and Assistant Secretary	2005-Present	Senior Vice President and General Counsel, SAAMCo (2005-Present).	N/A	N/A

Name and Age	Position(s) Held with Trust	Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Officer	Other Directorship(s) Held by Officer
Shawn Parry Age: 43	Vice President and Assistant Treasurer	2014-Present	Assistant Vice President, SAAMCo (2005-2014); Vice President, SunAmerica (2014-Present).	N/A	N/A
Donna McManus Age: 55	Vice President and Assistant Treasurer	2014-Present	Vice President, SAAMCo (2014-Present); Managing Director, BNY Mellon (2009-2014).	N/A	N/A
Matthew J. Hackethal Age: 44	Anti-Money Laundering Compliance Officer	2006-Present	Chief Compliance Officer, SAAMCo (2006-Present).	N/A	N/A

Leadership Structure of the Board of Trustees

Overall responsibility for oversight of the Trust and its Portfolios rests with the Board. The Trust, on behalf of the Portfolios, has engaged SAAMCo, and for certain Portfolios has engaged a subadviser, to manage the Portfolios on a day-to-day basis. The Board is responsible for overseeing SAAMCo and the subadvisers and any other service providers in the operations of the Portfolios in accordance with the provisions of the 1940 Act, applicable provisions of state and other laws, the Trust’s Declaration of Trust and By-laws, and each Portfolio’s investment objectives and strategies. The Board is presently composed of seven members, six of whom are Independent Trustees. The Board currently conducts regular in-person meetings at least quarterly and holds special in-person or telephonic meetings, or informal conference calls, to discuss specific matters that may arise or require action between regular Board meetings. The Independent Trustees also meet at least quarterly in executive sessions, at which no Trustee who is an interested person of SAAMCo is present. The Independent Trustees have engaged independent legal counsel to assist them in performing their oversight responsibilities.

The Board has appointed Mr. Willison, an Independent Trustee, to serve as Chairman of the Board. The Chairman’s role is to preside at all meetings of the Board and to act as a liaison with service providers, including SAAMCo, officers, attorneys, and other Trustees generally, between meetings. The Chairman may also perform such other functions as may be delegated by the Board from time to time. The Board has established three committees, i.e., Audit Committee, Nomination and Governance Committee (the “Nomination Committee”) and Ethics Committee (each, a “Committee”), to assist the Board in the oversight and direction of the business and affairs of the Portfolios, and from time to time may establish informal working groups to review and address the policies and practices of the Portfolios with respect to certain specified matters. The Committee system facilitates the timely and efficient consideration of matters by the Trustees, and facilitates effective oversight of compliance with legal and regulatory requirements and of the Portfolios’ activities and associated risks. The standing Committees currently conduct an annual review of their charters, which includes a review of their responsibilities and operations. The Nomination Committee and the Board as a whole also conduct an annual evaluation of the performance of the Board, including consideration of the effectiveness of the Board’s committee structure. The Board has determined that the Board’s leadership structure is appropriate because it allows the Board to exercise informed and independent judgment over the matters under its purview and it allocates areas of responsibility among the Committees and the full Board in a manner that enhances efficient and effective oversight.

The Portfolios are subject to a number of risks, including, among others, investment, compliance, operational and valuation risks. Risk oversight forms part of the Board’s general oversight of the Portfolios and is addressed as part of various Board and Committee activities. Day-to-day risk management functions are subsumed within the responsibilities of SAAMCo, which carries out the Portfolios’ investment management and business affairs, and also by the Portfolios’ subadvisers and other service providers in connection with the services they provide to the Portfolios. Each of SAAMCo, the subadvisers and other service providers have their own, independent interest in risk management, and their policies and methods of risk management will depend on their functions and business models. As part of its regular oversight of the Portfolios, the Board, directly and/or through a Committee, interacts with and reviews reports from, among others, SAAMCo, the subadvisers and the Portfolios’ other service providers (including the Trust’s distributor and transfer agent), the Portfolios’ Chief Compliance Officer, the independent registered public accounting firm for the Portfolios, legal counsel to the Portfolios, and internal auditors for SAAMCo or its affiliates, as appropriate, relating to the operations of the Portfolios. The Board recognizes that it may not be possible to identify all of the risks that may affect the Portfolios or to develop processes and controls to eliminate or mitigate their occurrence or effects. The Board may, at any time and in its discretion, change the manner in which it conducts risk oversight.

Board of Trustees and Committees

Among the attributes common to all Trustees are their ability to review critically, evaluate, question and discuss information provided to them, to interact effectively with the other Trustees, SAAMCo, the subadvisers, other service providers, legal counsel and the independent registered public accounting firm, and to exercise effective business judgment in the performance of their duties as Trustees. A Trustee’s ability to perform his or her duties effectively may have been attained, as set forth below, through the Trustee’s executive, business, consulting, public service and/or academic positions; experience from service as a Trustee of the Trust and the other funds in the Fund Complex (and/or in other capacities), other investment funds, public companies, or non-profit entities or other organizations; educational background or professional training; and/or other life experiences.

Bruce G. Willison. Mr. Willison has served as a Trustee since 2001, and Chairman of the Board since January 1, 2006. He has more than 25 years of experience in the banking industry. Mr. Willison also has broad experience serving as a director of other entities. Mr. Willison’s years of experience as a bank executive, which included management responsibility for investment management, and his experience serving on many public company boards gives him an inside perspective on the management of complex organizations, especially regulated ones.

Garrett F. Bouton. Mr. Bouton has served as a Trustee since 2007. He is a retired senior executive with over 25 years of experience in the investment services industry. Mr. Bouton also serves as a board member on non-profit organizations.

Carl D. Covitz. Mr. Covitz has served as a Trustee since 2001. He has more than 25 years of executive and business experience in the real estate and investment industries. Mr. Covitz also has broad corporate governance experience from serving on corporate boards for more than 15 years.

Jane Jelenko. Ms. Jelenko has served as a Trustee since 2006. Ms. Jelenko was previously a partner in the consulting arm of KPMG, the international professional services firm, where she served for 25 years. She was the national industry director for the banking and finance group and served on the firm’s board of directors. During her term on the board, she served on the Pension Committee, Strategic Planning Committee and the Political Action Committee. She is a director of the Music Center-Los Angeles Performing Arts Center, the Gabriella Axelrad Education Foundation, and the Constitutional Rights Foundation (emeritus). She is the President and Director of the Center Dance Arts. She has served on various corporate and community boards, including the L.A. Area Chamber of Commerce, and the Organization of Women Executives.

Gilbert T. Ray. Mr. Ray has served as a Trustee since 2001. He is a retired partner of O’Melveny & Meyers LLP, with more than 25 years of business experience as an attorney. Mr. Ray has extensive experience with conventional corporate and tax-exempt transactions, as well as international finance. His experience as an attorney allows Mr. Ray to provide guidance on legal and fiduciary matters. Mr. Ray has broad experience serving as a director on several other boards. Mr. Ray’s service as a director and committee chair on several public companies provides the Trust with valuable insights into compensation, audit and governance issues.

Allan L. Sher. Mr. Sher has served as a Trustee since 1997. He is a retired senior executive of a securities brokerage firm. Mr. Sher has over 15 years of experience serving as a director on other boards. Mr. Sher has over 50 years of experience in the securities industry, including serving as a broker, manager and Chief Executive Officer (“CEO”) of a securities firm. Mr. Sher has also served as a CEO of a money management firm. Mr. Sher is a former board member of the American Stock Exchange.

Peter A. Harbeck. Mr. Harbeck has served as a Trustee since 2014. Mr. Harbeck has served as a director or trustee in the Fund Complex since 1995. He currently serves as a director or trustee of 140 of the portfolios in the Fund Complex. In addition, he has served as President, CEO and Director of SAAMCo since 1995, Director of ACS since 1993 and as Chairman of Advisor Group, Inc. since 2004.

The Trust pays no salaries or compensation to any of its officers, all of whom are officers or employees of SAAMCo or its affiliates. Effective January 1, 2016, for the Trust and SAST (the “Annuity Funds”), an annual fee of $181,750 and expenses are paid to each Trustee who is not an officer or employee of AGLIC or its affiliates for attendance at meetings of the Board. Prior to January 1, 2016, for the Annuity Funds, an annual fee of $162,250 and expenses were paid to each Trustee who was not an officer or employee of AGLIC or its affiliates for attendance at meetings of the Board. Trustees will be compensated $2,500 for special in-person or telephonic Board meetings. The Independent Chairman receives an additional retainer fee of $67,500. These expenses are allocated on the basis of the relative net assets of each Portfolio of the Annuity Funds.

Each Independent Trustee serves on each Committee of the Board of Trustees and Mr. Harbeck serves on the Ethics Committee. Members of each Committee serve without compensation, except that Mr. Sher, as Audit Committee Chair, receives an additional retainer fee of $12,500. The Audit Committee is charged with selecting, overseeing and setting the compensation of the Trust’s independent registered public accounting firm. The Audit Committee is responsible for pre-approving all audit and non-audit services performed by the independent public accounting firm for the Trust and, should it be necessary, for pre-approving certain non-audit services performed by the independent registered public accounting firm for SAAMCo and certain control persons of SAAMCo. The Audit Committee is also responsible for reviewing with the independent registered public accounting firm the audit plan and results of the audit along with other matters. The Audit Committee met three times during the fiscal year ending March 31, 2016.

The Nomination Committee recommends to the Trustees those persons to be nominated as candidates to serve as Trustees and voted upon by shareholders and selects and proposes nominees for election by Trustees to the Board between shareholders’ meetings. Mr. Ray, as Nomination Committee Chair, receives an additional retainer fee of $7,500. The Nomination Committee will consider candidates proposed by shareholders for election as Trustees. The Nomination Committee reviews at least annually the independence of the independent trustees and independence of legal counsel. The Nomination Committee also reviews and makes recommendations with respect to the size and composition of the Board and its Committees and monitors and evaluates the functioning of the Committees. The Nomination Committee met two times during the fiscal year ended March 31, 2016.

The Ethics Committee is responsible for applying the code of ethics applicable to the Trust’s Principal Executive Officer and Principal Accounting Officer to specific situations in which questions are presented to it and has the authority to interpret the code of ethics in any particular situation. The Ethics Committee will inform the Board of Trustees of violations or waivers to the Trust’s code of ethics, as appropriate. Mr. Willison serves as the Chair of the Ethics Committee. The Ethics Committee met once during the fiscal year ended March 31, 2016.

As of March 31, 2016, the Trustees and officers of the Trust owned in the aggregate less than 1% of the total outstanding shares of each Portfolio of the Trust.

TRUSTEE OWNERSHIP OF TRUST SHARES

The following table shows the dollar range of shares beneficially owned by each Trustee.

Independent Trustees

Name of Trustee	Dollar Range of Equity Securities in the Trust[1]	Aggregate Dollar Range of Equity Securities in All Registered Investment Companies Overseen by Trustee in Family[2]
Garret F. Bouton	0	0
Carl D. Covitz	0	0
Jane Jelenko	0	0
Gilbert T. Ray	0	0
Allan L. Sher	0	0
Bruce G. Willison	0	0

[1]	Includes the value of shares beneficially owned by each Trustee as of March 31, 2016.
[2]	Includes the Trust (20 portfolios) and SunAmerica Series Trust (43 portfolios).

Interested Trustee

Name of Trustee	Dollar Range of Equity Securities in the Trust	Aggregate Dollar Range of Equity Securities in All Registered Investment Companies Overseen by Trustee in Family
Peter A. Harbeck	0	0

As of March 31, 2016, no Independent Trustee nor any of his or her immediate family members owned beneficially or of record any securities in the Adviser or AGLIC or any person other than a registered investment company, directly or indirectly, controlling, controlled by or under common control with such entities.

Compensation Table

The following table sets forth information summarizing the compensation of each of the Trustees, who is not an officer or employee of AGLIC or its affiliates, for his/her services as Trustee for the fiscal year ended March 31, 2016.

Trustee	Aggregate Compensation from Trust	Pension or Retirement Benefits Accrued as Part of Trust Expenses	Total Compensation from Trust and Fund Complex Paid to Trustees*
Garrett F. Bouton	$27,697	N/A	$164,750
Carl D. Covitz	$27,697	N/A	$164,750
Jane Jelenko	$27,697	N/A	$164,750
Gilbert T. Ray	$28,958	N/A	$172,250
Allan L. Sher	$30,358	N/A	$177,250
Bruce G. Willison	$39,050	N/A	$232,250

*	As of March 31, 2016, the Fund Complex included the Trust (20 portfolios), SunAmerica Specialty Series (7 funds), SunAmerica Money Market Funds, Inc. (1 fund), SunAmerica Equity Funds (2 funds), SunAmerica Income Funds (3 funds), SunAmerica Series, Inc. (6 portfolios), Anchor Series Trust (8 portfolios), SunAmerica Senior Floating Rate Fund, Inc. (1 fund), VALIC Company I (34 funds), VALIC Company II (15 funds), and SAST (43 portfolios).

INVESTMENT ADVISORY AND MANAGEMENT AGREEMENT

The Trust, on behalf of each Portfolio, entered into an Investment Advisory and Management Agreement (the “Agreement”) with SAAMCo to handle the management of the Trust and its day-to-day affairs. SAAMCo, located at Harborside Financial Center, 3200 Plaza 5, Jersey City, New Jersey 07311-4992, is a wholly-owned subsidiary of AGLIC, which in turn is an indirect, wholly-owned subsidiary of AIG, a U.S.-based international insurance organization.

AIG, a Delaware corporation, is a holding company that, through its subsidiaries, is engaged in a broad range of insurance and insurance-related activities in the United States and abroad. AIG’s primary activities include both general and life insurance operations. Other significant activities include financial services, retirement savings and asset management.

Terms of the Advisory Agreement

The Agreement provides that SAAMCo shall act as investment adviser to each Portfolio, manage each Portfolio’s investments, administer its business affairs, furnish offices, necessary facilities and equipment, provide clerical, bookkeeping and administrative services, and permit any of SAAMCo’s officers or employees to serve without compensation as Trustees or officers of the Trust if duly elected to such positions. Under the Agreement, the Trust agrees to assume and pay certain charges and expenses of its operations, including: direct charges relating to the purchase and sale of portfolio securities, interest charges, fees and expenses of independent legal counsel and independent accountants, cost of stock certificates and any other expenses (including clerical expenses) of issue, sale, repurchase or redemption of shares, expenses of registering and qualifying shares for sale, expenses of printing and distributing reports, notices and proxy materials to shareholders, expenses of data processing and related services, shareholder recordkeeping and shareholder account service, expenses of printing and distributing prospectuses and statements of additional information, expenses of annual and special shareholders’ meetings, fees and disbursements of transfer agents and custodians, expenses of disbursing dividends and distributions, fees and expenses of Trustees who are not employees of SAAMCo or its affiliates, membership dues in the Investment Company Institute or any similar organization, all taxes and fees to federal, state or other governmental agencies, insurance premiums and extraordinary expenses such as litigation expenses.

The Agreement, after initial approval with respect to each Portfolio, continues in effect for a period of two years, in accordance with its terms, unless terminated, and thereafter may be renewed from year to year as to each Portfolio for so long as such renewal is specifically approved at least annually by (i) the Board, or by the vote of a majority (as defined in the 1940 Act) of the outstanding voting securities of each relevant Portfolio, and (ii) the vote of a majority of Trustees who are not parties to the Agreement or interested persons (as defined in the 1940 Act) of any such party, cast in person, at a meeting called for the purpose of voting on such approval. The Agreement provides that it may be terminated by either party without penalty upon the specified written notice contained in the Agreement. The Agreement also provides for automatic termination upon assignment.

Under the terms of the Agreement, SAAMCo is not liable to the Trust, or to any other person, for any act or omission by it or for any losses sustained by the Trust or its shareholders, except in the case of willful misfeasance, bad faith, gross negligence or reckless disregard of duty.

As compensation for its services, SAAMCo receives from the Trust a fee, accrued daily and payable monthly, based on the net assets of each Portfolio at the following annual rates:

Portfolio	Advisory Fee (as a percentage of Assets)
Allocation Growth Portfolio[1]	0.10%
Allocation Moderate Growth Portfolio[1]	0.10%
Allocation Moderate Portfolio[1]	0.10%
Allocation Balanced Portfolio[1]	0.10%
Asset Allocation: Diversified Growth Portfolio[2]	First $250 million	0.85%
	Next $250 million	0.80%
	Over $500 million	0.75%
Diversified Fixed Income Portfolio	First $200 million	0.70%
	Next $200 million	0.65%
	Over $400 million	0.60%
International Equity Portfolio[3]	First $250 million	0.95%
	Next $250 million	0.90%
	Over $500 million	0.85%
Large Cap Growth Portfolio	First $250 million	0.80%
	Next $250 million	0.75%
	Over $500 million	0.70%
Large Cap Value Portfolio	First $250 million	0.80%
	Next $250 million	0.75%
	Over $500 million	0.70%
Mid Cap Growth Portfolio	First $250 million	0.85%
	Next $250 million	0.80%
	Over $500 million	0.75%

Portfolio	Advisory Fee (as a percentage of Assets)
Mid Cap Value Portfolio	First $250 million	0.85%
	Next $250 million	0.80%
	Over $500 million	0.75%
Multi-Managed Growth Portfolio	First $250 million	0.89%
	Next $250 million	0.84%
	Over $500 million	0.79%
Multi-Managed Income Portfolio	First $250 million	0.77%
	Next $250 million	0.72%
	Over $500 million	0.67%
Multi-Managed Income/Equity Portfolio	First $250 million	0.81%
	Next $250 million	0.76%
	Over $500 million	0.71%
Multi-Managed Moderate Growth Portfolio	First $250 million	0.85%
	Next $250 million	0.80%
	Over $500 million	0.75%
Real Return Portfolio	First $500 million	0.60%
	Over $500 million	0.55%
SA Columbia Focused Growth Portfolio[4]	First $250 million	1.00%
	Next $250 million	0.95%
	Over $500 million	0.90%
SA Columbia Focused Value Portfolio[5]	First $250 million	1.00%
	Next $250 million	0.95%
	Over $500 million	0.90%
Small Cap Portfolio	First $250 million	0.85%
	Next $250 million	0.80%
	Over $500 million	0.75%
Stock Portfolio	First $250 million	0.85%
	Next $250 million	0.80%
	Over $500 million	0.75%

The term “assets” means the average daily net assets of each Portfolio.

[1]	Pursuant to a Fee Waiver Agreement, SAAMCo is contractually obligated to waive its advisory fee for the Allocation Balanced, Allocation Growth, Allocation Moderate Growth and Allocation Moderate Portfolios so that the advisory fee payable to SAAMCo equals 0.09% of average daily net assets through July 29, 2017.
[2]	Effective October 1, 2005, the Adviser voluntarily agreed to, until further notice, waive 0.10% of investment advisory fees for the Asset Allocation: Diversified Growth Portfolio.
[3]	Pursuant to a Fee Waiver Agreement, SAAMCo is contractually obligated to waive 0.04% of its advisory fee with respect to the International Equity Portfolio through July 29, 2017.
[4]	Pursuant to a Fee Waiver Agreement, SAAMCo is contractually obligated to waive its advisory fees for the SA Columbia Focused Growth Portfolio so that the advisory fee payable to SAAMCo equals 0.69% of average daily net assets through July 29, 2017.
[5]	Pursuant to a Fee Waiver Agreement, SAAMCo is contractually obligated to waive its advisory fees for the SA Columbia Focused Value Portfolio so that the advisory fee payable to SAAMCo equals 0.67% of average daily net assets through July 29, 2017.

ADVISORY FEES

The following table sets forth the total advisory fees received by SAAMCo from each Portfolio pursuant to the Agreement for the past three fiscal years*.

Portfolio	2016		2015		2014
	% of Net Assets	Dollar Amount	% of Net Assets	Dollar Amount	% of Net Assets	Dollar Amount
Allocation Balanced Portfolio(1)	0.10%	$274,317	0.10%	$306,173	0.10%	$321,346
Allocation Growth Portfolio(1)	0.10%	$100,702	0.10%	$115,978	0.10%	$120,317

Portfolio	2016		2015		2014
Allocation Moderate Growth Portfolio(1)	0.10%	$559,535	0.10%	$624,281	0.10%	$675,643
Allocation Moderate Portfolio(1)	0.10%	$346,503	0.10%	$381,117	0.10%	$395,927
Asset Allocation: Diversified Growth Portfolio(2)	0.85%	$1,191,739	0.85%	$1,333,842	0.85%	$1,406,625
Diversified Fixed Income Portfolio	0.63%	$7,395,937	0.63%	$6,297,472	0.64%	$5,102,684
International Equity Portfolio(3)	0.90%	$6,547,369	0.91%	$5,766,945	0.92%	$4,781,242
Large Cap Growth Portfolio	0.78%	$3,580,959	0.78%	$3,309,247	0.79%	$2,684,815
Large Cap Value Portfolio	0.74%	$7,082,871	0.74%	$6,335,973	0.77%	$4,234,769
Mid Cap Growth Portfolio	0.85%	$1,901,732	0.85%	$1,607,589	0.85%	$1,199,098
Mid Cap Value Portfolio	0.84%	$2,791,989	0.84%	$2,747,709	0.84%	$2,539,720
Multi-Managed Growth Portfolio	0.89%	$575,975	0.89%	$648,809	0.89%	$640,119
Multi-Managed Income Portfolio	0.77%	$541,238	0.77%	$645,131	0.77%	$663,800
Multi-Managed Income/Equity Portfolio	0.81%	$701,616	0.81%	$847,091	0.81%	$842,050
Multi-Managed Moderate Growth Portfolio	0.85%	$991,233	0.85%	$1,205,983	0.85%	$1,176,393
Real Return Portfolio	0.59%	$3,682,076	0.59%	$3,770,837	0.59%	$3,375,529
SA Columbia Focused Growth Portfolio(4)	1.00%	$1,893,837	1.00%	$1,713,467	1.00%	$1,579,382
SA Columbia Focused Value Portfolio(5)	0.99%	$3,180,695	0.99%	$2,831,823	1.00%	$1,740,333
Small Cap Portfolio	0.85%	$2,238,283	0.85%	$1,976,474	0.85%	$1,510,133
Stock Portfolio	0.83%	$3,974,508	0.83%	$3,437,300	0.84%	$2,468,440

*	The percentages and amounts shown in the table do not reflect any fee waivers or expense reimbursements.
(1)	Pursuant to a Fee Waiver Agreement, effective July 29, 2015, the Adviser contractually agreed to waive its advisory fee for the Allocation Balanced, Allocation Growth, Allocation Moderate Growth and Allocation Moderate Portfolios so that the advisory fee payable to SAAMCo equals 0.09% of average daily net assets. This waiver agreement may be modified or discontinued prior to July 29, 2017 only with the approval of the Board, including a majority of the Independent Trustees. For the year ended March 31, 2016, the amount of advisory fees waived was $17,834, $6,483, $36,424 and $22,595, respectively.
(2)	Effective October 1, 2005, the Adviser voluntarily agreed, until further notice, to waive 0.10% of investment advisory fees for the Asset Allocation: Diversified Growth Portfolio. For the years ended March 31, 2016, 2015 and 2014, the amount of advisory fees waived was $140,205, $156,923 and $165,485, respectively. The fees waived and expenses reimbursed by SAAMCo with respect to the Asset Allocation: Diversified Growth Portfolio are not subject to recoupment.
(3)	Pursuant to a Fee Waiver Agreement, effective December 1, 2014, the Adviser contractually agreed to waive 0.04% of investment advisory fees for the International Equity Portfolio. This waiver agreement may be modified or discontinued prior to July 29, 2017 only with the approval of the Board, including a majority of the Independent Trustees. For the year ended March 31, 2016 and the period from December 1, 2014 through March 31, 2015, the amount of advisory fees waived was $290,464 and $90,844, respectively.
(4)	Pursuant to a Fee Waiver Agreement, effective July 29, 2015, the Adviser contractually agreed to waive its advisory fee for the SA Columbia Focused Growth Portfolio so that the advisory fee payable to SAAMCo equals 0.69% of average daily net assets. This waiver agreement may be modified or discontinued prior to July 29, 2017 only with the approval of the Board, including a majority of the Independent Trustees. For the year ended March 31, 2016, the amount of advisory fees waived was $403,774.
(5)	Pursuant to a Fee Waiver Agreement, effective July 29, 2015, the Adviser contractually agreed to waive its advisory fee for the SA Columbia Focused Value Portfolio so that the advisory fee payable to SAAMCo equals 0.67% of average daily net assets. This waiver agreement may be modified or discontinued prior to July 29, 2017 only with the approval of the Board, including a majority of the Independent Trustees. In addition, from November 1, 2013 through July 29, 2015, the Adviser voluntarily agreed to waive 0.05% of investment advisory fees for the SA Columbia Focused Value Portfolio. For the years ended March 31, 2016, March 31, 2015 and for the period of November 1, 2013 through March 31, 2014, the amount of advisory fees waived was $737,876, $142,498 and $43,505, respectively.

The following table sets forth the advisory fees retained by SAAMCo with respect to the Portfolios after SAAMCo pays all subadvisory fees paid to the other Managers of the Portfolios past three fiscal years:

Portfolio	2016		2015		2014
	% of Net Assets	Dollar Amount	% of Net Assets	Dollar Amount	% of Net Assets	Dollar Amount
Allocation Balanced Portfolio	0.06%	$151,201	0.01%	$30,617	0.01%	$32,135
Allocation Growth Portfolio	0.03%	$34,684	0.01%	$11,597	0.01%	$12,028
Allocation Moderate Growth Portfolio	0.06%	$356,580	0.01%	$87,284	0.02%	$102,695
Allocation Moderate Portfolio	0.06%	$204,273	0.01%	$38,112	0.01%	$39,592

Portfolio	2016		2015		2014
Asset Allocation: Diversified Growth Portfolio	0.40%	$561,276	0.40%	$630,776	0.40%	$669,684
Diversified Fixed Income Portfolio	0.49%	$5,746,234	0.49%	$4,877,176	0.50%	$4,012,721
International Equity Portfolio	0.61%	$4,408,787	0.56%	$3,537,674	0.52%	$2,693,414
Large Cap Growth Portfolio	0.47%	$2,157,726	0.47%	$1,992,536	0.46%	$1,585,124
Large Cap Value Portfolio	0.52%	$5,028,848	0.52%	$4,433,204	0.52%	$2,879,517
Mid Cap Growth Portfolio	0.58%	1,305,099	0.58%	$1,091,895	0.56%	$795,142
Mid Cap Value Portfolio	0.54%	$1,801,955	0.52%	$1,720,125	0.53%	$1,589,211
Multi-Managed Growth Portfolio	0.49%	$320,272	0.50%	$363,696	0.49%	$350,817
Multi-Managed Income Portfolio	0.54%	$383,001	0.55%	$459,802	0.54%	$468,054
Multi-Managed Income/Equity Portfolio	0.54%	$468,857	0.54%	$569,735	0.54%	$558,309
Multi-Managed Moderate Growth Portfolio	0.45%	$525,091	0.50%	$714,714	0.50%	$685,734
Real Return Portfolio	0.45%	$2,808,062	0.45%	$2,883,246	0.45%	$2,557,265
SA Columbia Focused Growth Portfolio	0.65%	$1,237,001	0.54%	$918,753	0.54%	$845,236
SA Columbia Focused Value Portfolio	0.67%	$2,146,095	0.61%	$1,734,099	0.58%	$1,006,958
Small Cap Portfolio	0.52%	$1,370,547	0.53%	$1,235,883	0.52%	$932,276
Stock Portfolio	0.44%	$2,107,570	0.44%	$1,822,159	0.45%	$1,307,496

SAAMCo may voluntarily waive and/or reimburse additional amounts to increase the investment return to a Portfolio’s investors. SAAMCo may terminate all such waivers and/or reimbursements at any time. Further, any voluntary waivers and/or reimbursements, with the exception of advisory fee waivers, made by SAAMCo are subject to recoupment by SAAMCo from that Portfolio within two years after the occurrence of any such waivers and/or reimbursements, provided that the Portfolio is able to effect such payment to SAAMCo and remain in compliance with the expense limitations in effect at the time the waiver and/or reimbursements occurred.

For the last three fiscal years ended March 31, SAAMCo did not voluntarily or contractually waive fees and/or reimburse expenses (excluding advisory fee waivers) as applicable, for any classes of shares, other than as disclosed in the advisory fee table above.

None of the Portfolios had recoupments for the fiscal years ended March 31, 2016, 2015 and 2014.

SUBADVISORY AGREEMENTS

American Century Investment Management, Inc. (“American Century”), Columbia Management Investment Advisers, LLC (“Columbia”), GSAM, Janus, J.P. Morgan Investment Management Inc. (“JPMorgan”), Massachusetts Financial Services Company (“MFS”), PineBridge Investments LLC (“PineBridge”), PNC Capital Advisors, LLC (“PNC Advisors”), Putnam Investment Management, L.L.C. (“Putnam”), T. Rowe Price, and Wellington Management Company LLP (“Wellington Management”) act as Managers to certain of the Portfolios pursuant to various Subadvisory Agreements with SAAMCo.

SAAMCo manages the passively-managed component of the International Equity Portfolio, Large Cap Growth Portfolio, Large Cap Value Portfolio, Mid Cap Growth Portfolio, Mid Cap Value Portfolio, and Small Cap Portfolio. In addition, SAAMCo manages the Allocation Balanced Portfolio, Allocation Growth Portfolio, Allocation Moderate Growth Portfolio and Allocation Moderate Portfolio. SAAMCo may terminate any agreement with a Manager without shareholder approval. Moreover, SAAMCo has received an exemptive order from the SEC that permits SAAMCo, subject to certain conditions, to enter into agreements relating to the Portfolios with Managers approved by the Board without obtaining shareholder approval. The exemptive order also permits SAAMCo, subject to the approval of the Board but without shareholder approval, to employ new Managers for new or existing Portfolios, change the terms of particular agreements with Managers or continue the employment of existing Managers after events that would otherwise cause an automatic termination of a subadvisory agreement. Shareholders will be notified of any Manager changes.

The following chart shows the Managers to each Portfolio and Managed Component:

Portfolio	Portfolio Management allocated among the following Managers
Allocation Growth Portfolio	SAAMCo
Allocation Moderate Growth Portfolio	SAAMCo
Allocation Moderate Portfolio	SAAMCo
Allocation Balanced Portfolio	SAAMCo
Asset Allocation: Diversified Growth Portfolio	Putnam
Diversified Fixed Income Portfolio	PineBridge Wellington Management
International Equity Portfolio	SAAMCo Janus T. Rowe Price
Large Cap Growth Portfolio	SAAMCo GSAM Janus
Large Cap Value Portfolio	SAAMCo American Century Wellington Management
Mid Cap Growth Portfolio	SAAMCo T. Rowe Price Wellington Management
Mid Cap Value Portfolio	SAAMCo GSAM MFS
Multi-Managed Growth Portfolio	Janus (through Growth component)
JPMorgan (through Small-Cap Growth component)
Wellington Management (through Fixed Income component)
Multi-Managed Income Portfolio	Janus (through Growth component)
Wellington Management (through Fixed Income component)
Multi-Managed Income/Equity Portfolio	Janus (through Growth component)
Wellington Management (through Fixed Income component)
Multi-Managed Moderate Growth Portfolio	Janus (through Growth component)
JPMorgan (through Small-Cap Growth component)
Wellington Management (through Fixed Income component)
Real Return Portfolio	Wellington Management
SA Columbia Focused Growth Portfolio	Columbia
SA Columbia Focused Value Portfolio	Columbia
Small Cap Portfolio	JPMorgan PNC Advisors SAAMCo
Stock Portfolio	T. Rowe Price

Each of the other Managers is independent of SAAMCo and discharges its responsibilities subject to the policies of the Trustees and the oversight and supervision of SAAMCo, which pays the other Managers’ fees. American Century is a wholly-owned subsidiary of American Century Companies, Inc. (“ACC”). The Stowers Institute for Medical Research (“SIMR”) controls ACC by virtue of its beneficial ownership of more than 25% of the voting securities of ACC. SIMR is part of a not-for-profit biomedical research organization dedicated to finding the keys to the causes, treatments and prevention of disease. Columbia is a wholly-owned subsidiary of Ameriprise Financial, Inc. GSAM is a Delaware limited partnership. GSAM Holdings LLC, a wholly-owned subsidiary of The Goldman Sachs Group, Inc., is the general partner and GSAM Holdings II LLC, a wholly-owned subsidiary of GSAM Holdings LLC, is the limited partner. The Goldman Sachs Group, Inc. is a Delaware corporation. Advisory services are provided by Goldman Sachs Asset Management, L.P. Janus is a majority-owned direct subsidiary of Janus Capital Group Inc. JPMorgan is an indirect wholly-owned subsidiary of JPMorgan Chase & Co. MFS is a subsidiary of Sun Life of Canada (U.S.) Financial Services Holdings, Inc., which in turn is an indirect majority-owned subsidiary of Sun Life Financial Inc. (a diversified financial services company). PineBridge is a Delaware limited liability company and is a wholly-owned subsidiary of PineBridge Global Investment LLC, which is a wholly-owned subsidiary of PineBridge Investments, L.P., a company owned by Pacific Century Group, an Asian-based private investment group. Pacific Century Group is majority owned by Mr. Li Tzar Kai, Richard. PNC Advisors is a direct, wholly-owned subsidiary of PNC Bank, National Association (“PNC Bank”). PNC Bank is a wholly-owned subsidiary of The PNC Financial Services Group, Inc. Putnam Investment Management, LLC is a wholly-owned indirect subsidiary of Putnam Investments, LLC, which is indirectly owned by Great-West Lifeco Inc. Great-West Lifeco Inc. is a financial services holding company and is a member of the Power Financial Corporation group of companies. Power Financial Corporation, a global company with interests in the financial services industry, is a subsidiary of Power Corporation of Canada, a financial, industrial, and communications holding company. T. Rowe Price is a wholly-owned subsidiary of T. Rowe Price Group, Inc., a publicly-traded financial services holding company. Wellington Management is a Delaware limited liability partnership.

SAAMCo pays each Manager to the Portfolios a monthly fee with respect to each Portfolio for which such Manager performs services, computed on average daily net assets. SAAMCo has received an exemptive order that, among other things, permits the Trust to disclose to shareholders the Managers’ fees only in the aggregate for each Portfolio. The aggregate annual rates, as a percentage of daily net assets, of the fees payable by SAAMCo to the Manager for each Portfolio may vary according to the level of assets of each Portfolio.

The following table sets forth the aggregate subadvisory fees paid to the other Managers of the Portfolios by SAAMCo for the past three fiscal years:

Portfolio	2016		2015		2014
	% of Net Assets	Dollar Amount	% of Net Assets	Dollar Amount	% of Net Assets	Dollar Amount
Allocation Balanced Portfolio	0.04%	$120,116	0.09%	$275,556	0.09%	$289,211
Allocation Growth Portfolio	0.07%	$66,018	0.09%	$104,381	0.09%	$108,289
Allocation Moderate Growth Portfolio	0.04%	$142,230	0.09%	$536,997	0.08%	$572,948
Allocation Moderate Portfolio	0.04%	$202,955	0.09%	$343,005	0.09%	$356,335
Asset Allocation: Diversified Growth Portfolio	0.45%	$630,463	0.45%	$703,066	0.45%	$736,941
Diversified Fixed Income Portfolio	0.14%	$1,649,703	0.14%	$1,420,296	0.14%	$1,089,963
International Equity Portfolio	0.29%	$2,138,582	0.35%	$2,229,271	0.40%	$2,087,828
Large Cap Growth Portfolio	0.31%	$1,423,233	0.31%	$1,316,711	0.32%	$1,099,691
Large Cap Value Portfolio	0.21%	$2,054,023	0.22%	$1,902,769	0.25%	$1,355,252
Mid Cap Growth Portfolio	0.27%	$596,633	0.27%	$515,694	0.29%	$403,956

Portfolio	2016		2015		2014
Mid Cap Value Portfolio	0.30%	$990,034	0.31%	1,026,584	0.31%	$950,509
Multi-Managed Growth Portfolio	0.40%	$255,703	0.39%	$285,113	0.40%	$289,302
Multi-Managed Income Portfolio	0.23%	$158,237	0.22%	$185,329	0.23%	$195,746
Multi-Managed Income/Equity Portfolio	0.27%	$232,759	0.27%	$277,356	0.27%	$283,741
Multi-Managed Moderate Growth Portfolio	0.40%	$466,142	0.35%	$491,269	0.35%	$490,659
Real Return Portfolio	0.14%	$874,014	0.14%	$887,591	0.14%	$818,264
SA Columbia Focused Growth Portfolio	0.35%	$656,836	0.46%	$794,714	0.46%	$734,146
SA Columbia Focused Value Portfolio	0.32%	$1,033,790	0.38%	$1,097,724	0.42%	$733,375
Small Cap Portfolio	0.33%	$867,736	0.32%	$740,591	0.33%	$577,857
Stock Portfolio	0.39%	$1,866,938	0.39%	$1,615,141	0.40%	$1,160,944

PORTFOLIO MANAGERS

Other Client Accounts

The portfolio managers primarily responsible for the day-to-day management of the Portfolios, each of whom are listed in the applicable Prospectus(es) (“Portfolio Managers”), are often engaged in the management of various other accounts (“Other Client Accounts”). The total number of Other Client Accounts managed by each Portfolio Manager (whether managed as part of a team or individually) and the total assets in those accounts, as of March 31, 2016, is provided in the table below. If an Other Client Account receives all or part of its fees based on its performance, the number of accounts and assets in such accounts has been provided in parentheses.

Portfolio	Advisers/ Subadviser	Portfolio Manager	Other Client Accounts (As of March 31, 2016)
			Registered Investment Companies				Pooled Investment Vehicles		Other Accounts
			No. of Accounts		Assets ($ millions)		No. of Accounts	Assets ($ millions)	No. of Accounts	Assets ($ millions)

Seasons Managed Allocation Portfolios	SAAMCo	Loeffler, Douglas	8			$15,783	—	—	—	—

Asset Allocation: Diversified Growth	Putnam	Fetch, James A.	25	(3)	$ ($	9,327.5 2,549.9)	51	$2,304.0	—	—
		Kea, Robert J.	25	(3)	$ ($	9,327.5 2,549.9)	51	$2,304.0	—	—
		Schoen, Robert J.	27	(4)	$ ($	9,374.3 2,557.8)	51	$2,304.0	5	$347.5
		Vaillancourt, Jason R.	25	(3)	$ ($	9,327.5 2,549.9)	51	$2,304.0	—	—

Diversified Fixed Income	PineBridge	Hu, Peter	3			$645	2	$618	2	$257
		Kelly, Michael J.	8			$2,529	10	$1,565	30	$9,530
		Vanden Assem, Robert	10			$3,899	64	$3,571	42	$11,779
		Yovanovic, John	5			$2,730	5	$1,293	21	$8,976
	Wellington Management	Goodman, Campe	12			$10,352	16	$2,866	50	$28,719

Portfolio	Advisers/ Subadviser	Portfolio Manager	Other Client Accounts (As of March 31, 2016)
			Registered Investment Companies				Pooled Investment Vehicles				Other Accounts
			No. of Accounts		Assets ($ millions)		No. of Accounts		Assets ($ millions)		No. of Accounts		Assets ($ millions)
		Marvan, Joseph F.	14			$10,904	17			$3,344	59			$40,800
		Burn, Robert D.	—			—	—			—	1			$82

International Equity	SAAMCo	Bayar, Jane	14			$12,642	—			—	—			—
		Campion, Timothy	22			$24,674	—			—	—			—
		Sheridan, Andrew	19			$22,379	—			—	—			—
	T. Rowe Price	Mills, Raymond A.	4			$11,570.3	2			$2,094.4	3			$1,353.6
	Janus	McManus, Julian [1]	1			$213.2	—			—	2			$0.7
		Scott, Guy [1]	1			$213.2	—			—	2			$0.7
		Wellso, Carmel [1]	11	(4)	$ ($	9,225.9 7,841)	1			$72.9	21	(1)	$ ($	1,880.6 168.4)

Large Cap Growth	SAAMCo	Bayar, Jane	14			$12,732	—			—	—			—
		Campion, Timothy	22			$24,764	—			—	—			—
		Sheridan, Andrew	19			$22,469	—			—	—			—
	GSAM	Barry, Steven M.	17			$10,413	9			$3,450	58	(5)	$ ($	7,744 862)
		Becker, Stephen E.	8			$1,921	6			$2,109	55	(5)	$ ($	5,770 862)
		Leahy, Timothy M.	7			$1,916	5			$1,033	51	(5)	$ ($	1,791 862)
	Janus	Wellso, Carmel	11	(4)	$ ($	9,225.9 7,841)	1			$72.9	21	(1)	$ ($	1,880.6 168.4)

Large Cap Value	SAAMCo	Bayar, Jane	14			$12,562	—			—	—			—
		Campion, Timothy	22			$24,594	—			—	—			—
		Sheridan, Andrew	19			$23,299	—			—	—			—
	American Century	Healy, Brendan	5			$2,844	1			$160.3	—			—
		Woglom, Brian	18			$17,550	4			$954.8	1			$62.1

	Wellington Management	Link, Ian R.	9			$10,215	6			$942	15			$4,647

Mid Cap Growth	SAAMCo	Bayar, Jane	14			$12,820	—			—	—			—
		Campion, Timothy	22			$24,852	—			—	—			—
		Sheridan, Andrew	19			$23,557	—			—	—			—
	T. Rowe Price	Easley, Donald J.	4			$2,184.2	—			—	3			$115.3
		Peters, Donald J.	5			$2,397.7	—			—	14			$1,880.8
	Wellington Management	Mortimer, Stephen C.	15			$13,092	3			$174	7			$561
		Carmen, Michael T.	15			$11,808	24			$2,413	12			$1,871

Mid Cap Value	SAAMCo	Bayar, Jane	14			$12,786	—			—	—			—
		Campion, Timothy	22			$24,817	—			—	—			—
		Sheridan, Andrew	19			$23,522	—			—	—			—
	GSAM	Cho, Sung	6			$10,353	—			—	6			$504
		Gallagher, Sean	13			$15,197	2			$387	34			$2,517
		Ryan, Timothy	7			$10,897	1			$2,816	24			$941
	MFS	Schmitz, Kevin J.	5			$5,589.3	—			—	2			$32.0
		Taylor, Brooks A.	7			$16,118.7	—			—	2			$32.0

Multi-Managed Portfolios – Small Cap Growth component	JPMorgan[2]	Hart, Phillip D.	15			$7,675.3	3			$250	10			$1,074.7
		Ruhl, Dennis S.	24			$14,816.9	10	(1)	$ ($	2,687.7 128)	22			$1,579.0

Multi-Managed Portfolios – Fixed Income component	Wellington Management	Goodman, Campe	12			$10,352	16			$2,866	50			$28,719
		Marvan, Joseph F.	14			$10,904	17			$3,344	59			$40,800
		Burn, Robert D.	—			—	—			—	1			$82

Portfolio	Advisers/ Subadviser	Portfolio Manager	Other Client Accounts (As of March 31, 2016)
			Registered Investment Companies				Pooled Investment Vehicles				Other Accounts
			No. of Accounts		Assets ($ millions)		No. of Accounts		Assets ($ millions)		No. of Accounts		Assets ($ millions)

Multi-Managed Portfolios – Growth component	Janus	Wellso, Carmel	11	(4)	$ ($	9,225.9 7,841)	1			$72.9	21	(1)	$ ($	1880.6 168.4)

Real Return	Wellington Management	Marvan, Joseph F.	14			$10,904	17			$3,344	59			$40,800

SA Columbia Focused Growth	Columbia	Carter, Richard	7			$7,629.3	3			$342.2	2,662	(3)	$ ($	4,931.1 1,000.0)
		Galvin, Thomas	7			$7,629.3	3			$342.2	2,662			$4,942.8
		Herget, Todd	7			$7,629.3	3			$342.2	2,662			$4,930.4

SA Columbia Focused Value	Columbia	Montanus, Kari	5			$2,492.6	1			$45.0	788			$2,344.2
		Rosen, Richard	5			$2,492.6	1			$45.0	795			$2,348.1

Small Cap	PNC Advisors	Mineman, James
		Roy, Peter
	JPMorgan[2]	Hart, Philip D.	16			$7,599.5	3			$250	10			$1,074.7
		Ruhl, Dennis S.	25			$14,741.0	10	(1)	$ ($	2,687.7 128)	22			$1,579.0
	SAAMCo	Bayar, Jane	14			$12,786	—			—	—			—
		Campion, Timothy	22			$24,818	—			—	—			—
		Sheridan, Andrew	19			$23,523	—			—	—			—

Stock Portfolio	T. Rowe Price	Fath, Joseph B.	10			$57,372.7	1			$5,627.5	6			$1,697.3

[1]	For any co-managed account, the assets reflect total account assets.
[2]	The total value and number of accounts managed by a portfolio manager may include sub-accounts of asset allocation, multi-managed and other accounts.

Potential Conflicts of Interest

As shown in the tables above, the Portfolio Managers are responsible for managing Other Client Accounts, including affiliated clients, in addition to the Portfolios. In certain instances, conflicts may arise in their management of a Portfolio and such Other Client Accounts. The Portfolio Managers aim to conduct their activities in such a manner that permits them to deal fairly with each of their clients on an overall basis in accordance with applicable securities laws and fiduciary obligations. Notwithstanding, transactions, holdings and performance, among others, may vary among a Portfolio and such Other Client Accounts.

•	Trade Allocations. Conflicts may arise between the Portfolio and Other Client Accounts in the allocation of trades among the Portfolio and the Other Client Accounts. For example, a Manager may determine that there is a security that is suitable for a Portfolio, as well as, for Other Client Accounts that have a similar investment objective. Likewise, a particular security may be bought for one or more clients when one or more other clients are selling that same security, or the Manager and/or Portfolio Manager may take “short” positions in Other Client Accounts with respect to securities held “long” within a Portfolio, or vice-versa, which may adversely affect the value of securities held by the Portfolio. In certain instances, the Manager and/or Portfolio Manager may have ownership or different interests in Other Client Accounts, including different compensation with respect to Other Client Accounts, such as incentive fees. Such ownership or different interests may cause a conflict of interest. The Trust and the Adviser generally have adopted policies, procedures and/or practices regarding the allocation of trades and brokerage, which the Trust and Adviser believe address the conflicts associated with managing multiple accounts for multiple clients (including affiliated clients). Subject to cash and security availability and lot size, among other factors, the policies, procedures and/or practices generally require that securities be allocated among the Portfolios and Other Client Accounts with a similar investment objective in a manner that is fair, equitable and consistent with their fiduciary obligations to each.

•	Allocation of Portfolio Managers’ Time. The Portfolio Managers’ management of the Portfolios and Other Client Accounts may result in the Portfolio Manager devoting a disproportionate amount of time and attention to the management of a Portfolio and Other Client Accounts if the Portfolios and Other Client Accounts have different objectives, benchmarks, time horizons, and fees. Generally, the Manager seeks to manage such competing interests for the time and attention of the Portfolio Managers. Although the Managers do not track the time a Portfolio Manager spends on the Portfolio or a single Other Client Account, certain Managers periodically assess whether a Portfolio Manager has adequate time and resources to effectively manage all of such Portfolio Manager’s accounts. In certain instances, Portfolio Managers may be employed by two or more employers. Where the Portfolio Manager receives greater compensation, benefits or incentives from one employer over another, the Portfolio Manager may favor one employer over the other (or Other Client Accounts) causing a conflict of interest.

•	Personal Trading by Portfolio Managers. The management of personal accounts by a Portfolio Manager may give rise to potential conflicts of interest. While generally, the SAAMCo Code (defined below) and subadvisers’ codes of ethics will impose limits on the ability of a Portfolio Manager to trade for his or her personal account, especially where such trading might give rise to a potential conflict of interest, there is no assurance that the SAAMCo Code and subadvisers’ codes of ethics will eliminate such conflicts. In some instances, subadviser may impose investment restrictions on Portfolio Managers responsible for managing hedge funds or certain other accounts in addition to those limitations provided by the SAAMCo Code.

Other than the conflicts described above, the Trust is not aware of any material conflicts that may arise in connection with each Manager’s management of the Portfolios, investments and such Other Client Accounts.

Compensation

Pursuant to the Subadvisory Agreements, each Manager is responsible for paying its own expenses in connection with the management of the Portfolios, including the compensation of its Portfolio Managers. The structure and method of compensation of the Portfolio Managers, organized by Manager, is described below.

American Century. American Century Portfolio Manager compensation is structured to align the interests of Portfolio Managers with those of the shareholders whose assets they manage. As of March 31, 2016, it includes the components described below, each of which is determined with reference to a number of factors such as overall performance, market competition, and internal equity.

Base Salary

Portfolio Managers receive base pay in the form of a fixed annual salary.

Bonus

A significant portion of Portfolio Manager compensation takes the form of an annual incentive bonus tied to performance. Bonus payments are determined by a combination of factors. One factor is fund investment performance. For most American Century mutual funds, investment performance is measured by a combination of one-, three- and five-year pre-tax performance relative to various benchmarks and/or internally-customized peer groups. The performance comparison periods may be adjusted based on a fund’s inception date or a Portfolio Manager’s tenure on the fund. Custom peer groups are constructed using all the funds in the indicated categories as a starting point. Funds are then eliminated from the peer group based on a standardized methodology designed to result in a final peer group that is both more stable over the long term (i.e., has less peer turnover) and that more closely represents the fund’s true peers based on internal investment mandates.

Portfolio Managers may have responsibility for multiple American Century mutual funds. In such cases, the performance of each is assigned a percentage weight appropriate for the Portfolio Manager’s relative levels of responsibility.

Portfolio Managers also may have responsibility for portfolios that are managed in a fashion similar to that of other American Century mutual funds. This is the case for the Large Cap Value Portfolio. If the performance of a similarly managed account is considered for purposes of compensation, it is measured in the same way as a comparable American Century mutual fund (i.e., relative to the performance of a benchmark and/or peer group). Performance of the Large Cap Value Portfolio is not separately considered in determining Portfolio Manager compensation.

A second factor in the bonus calculation relates to the performance of all American Century funds managed according to a particular investment style, such as U.S. growth, U.S. value, global and non-U.S., disciplined equity, fixed- income, and asset allocation. Performance is measured for each product individually as described above and then combined to create an overall composite for the product group. These composites may measure one-year performance (equal weighted) or a combination of one-, three- and five-year performance (equal or asset weighted) depending on the Portfolio Manager’s responsibilities and products managed. This feature is designed to encourage effective teamwork among fund management teams in achieving long-term investment success for similarly styled portfolios.

A portion of some Portfolio Managers’ bonuses may be tied to individual performance goals, such as research projects and the development of new products.

Restricted Stock Plans

Portfolio Managers are eligible for grants of restricted stock of ACC. These grants are discretionary, and eligibility and availability can vary from year to year. The size of an individual’s grant is determined by individual and product performance as well as other product-specific considerations such as profitability. Grants can appreciate/depreciate in value based on the performance of the ACC stock during the restriction period (generally three to four years).

Deferred Compensation Plans

Portfolio Managers are eligible for grants of deferred compensation. These grants are used in limited situations, primarily for retention purposes. Grants are fixed and can appreciate/depreciate in value based on the performance of the American Century mutual funds in which the Portfolio Manager chooses to invest them.

Columbia. Direct compensation is typically comprised of a base salary, and an annual incentive award that is paid either in the form of a cash bonus if the size of the award is under a specified threshold, or, if the size of the award is over a specified threshold, the award is paid in a combination of a cash bonus, an equity incentive award, and deferred compensation. Equity incentive awards are made in the form of Ameriprise Financial restricted stock, or for more senior employees both Ameriprise Financial restricted stock and stock options. The investment return credited on deferred compensation is based on the performance of specified Columbia mutual funds, in most cases including the mutual funds the Portfolio Manager manages.

Base salary is typically determined based on market data relevant to the employee’s position, as well as other factors including internal equity. Base salaries are reviewed annually, and increases are typically given as promotional increases, internal equity adjustments, or market adjustments.

Annual incentive awards are variable and are based on (1) an evaluation of the employee’s investment performance and (2) the results of a peer and/or management review of the employee, which takes into account skills and attributes such as team participation, investment process, communication, and professionalism. Scorecards are used to measure performance of mutual funds and other accounts managed by the employee versus benchmarks and peer groups. Performance versus benchmark and peer group is generally weighted for the rolling one-, three-, and five-year periods. One year performance is weighted 10%, three year performance is weighted 60%, and five year performance is weighted 30%. Relative asset size is a key determinant for fund weighting on a scorecard. Typically, weighting would be proportional to actual assets. Consideration may also be given to performance in managing client assets in sectors and industries assigned to the employee as part of his/her investment team responsibilities, where applicable. For leaders who also have group management responsibilities, another factor in their evaluation is an assessment of the group’s overall investment performance.

Equity incentive awards are designed to align participants’ interests with those of the shareholders of Ameriprise Financial. Equity incentive awards vest over multiple years, so they help retain employees.

Deferred compensation awards are designed to align participants’ interests with the investors in the mutual funds and other accounts they manage. The value of the deferral account is based on the performance of Columbia mutual funds. Employees have the option of selecting from various Columbia mutual funds for their mutual fund deferral account, however Portfolio Managers must allocate a minimum of 25% of their incentive awarded through the deferral program to the Columbia mutual fund(s) they manage. Mutual fund deferrals vest over multiple years, so they help retain employees.

Exceptions to this general approach to bonuses exist for certain teams and individuals. Funding for the bonus pool is determined by management and depends on, among other factors, the levels of compensation generally in the investment management industry taking into account investment performance (based on market compensation data) and both Ameriprise Financial and Columbia profitability for the year, which is largely determined by assets under management.

For all employees the benefit programs generally are the same, and are competitive within the Financial Services Industry. Employees participate in a wide variety of plans, including options in Medical, Dental, Vision, Health Care and Dependent Spending Accounts, Life Insurance, Long Term Disability Insurance, 401(k), and a cash balance pension plan.

GSAM. Compensation for GSAM Portfolio Managers is comprised of a base salary and discretionary variable compensation. The base salary is fixed from year to year. Year-end discretionary variable compensation is primarily a function of each Portfolio Manager’s individual performance and his or her contribution to overall team performance; the performance of GSAM and Goldman Sachs; the team’s net revenues for the past year which in part are derived from advisory fees, and for certain accounts, performance-based fees; and anticipated compensation levels among competitor firms. Portfolio managers are rewarded, in part, for their delivery of investment performance, measured on a pre-tax basis, which is reasonably expected to meet or exceed the expectations of clients and fund shareholders in terms of: excess return over an applicable benchmark, peer group ranking, risk management and factors specific to certain funds such as yield or regional focus. Performance is judged over 1-, 3- and 5-year time horizons.

The benchmark for the Large Cap Growth portfolio is the S&P 500 Growth Index. The benchmark for the Mid Cap Value Portfolio is the Russell Midcap Value Index.

The discretionary variable compensation for Portfolio Managers is also significantly influenced by: (1) effective participation in team research discussions and process; and (2) management of risk in alignment with the targeted risk parameter and investment objective of the fund. Other factors may also be considered including: (1) general client/shareholder orientation and (2) teamwork and leadership. Portfolio Managers may receive equity-based awards as part of their discretionary variable compensation.

Other Compensation—In addition to base salary and discretionary variable compensation, GSAM has a number of additional benefits in place including (1) a 401k program that enables employees to direct a percentage of their pre-tax salary and bonus income into a tax-qualified retirement plan; and (2) investment opportunity programs in which certain professionals may participate subject to certain eligibility requirements.

Janus. The following describes the structure and method of calculating the Portfolio Managers’ compensation as of March 31, 2016. The Portfolio Managers are compensated for managing the International Equity and Large Cap Growth Portfolios and the Multi-Managed Portfolios—Growth Component and any other funds, portfolios or accounts for which they have exclusive or shared responsibility (collectively, for this discussion, the “Managed Funds”) through two components: fixed compensation and variable compensation. Compensation (both fixed and variable) is determined on a pre-tax basis.

Fixed Compensation: Fixed compensation is paid in cash and is comprised of an annual base salary. The base salary is based on factors such as performance, scope of responsibility, skills, knowledge, experience, ability and market competitiveness.

Variable Compensation: Variable compensation is paid in the form of cash and long-term incentive awards. The long-term incentive awards are subject to a vesting schedule and consist of a mixture of Janus Capital Group Inc. (“JCGI”) restricted stock and a cash-deferred award that is credited with income, gains, and losses based on the performance of Janus mutual fund investments selected by the Portfolio Manager.

A Portfolio Manager’s variable compensation is discretionary and is determined by Janus management. The overall investment team variable compensation pool is funded by an amount equal to a percentage of Janus’ pre-incentive operating income. In determining individual awards, both quantitative and qualitative factors are considered. Such factors include, among other things, consistent short-term and long-term fund performance (i.e., one-, three-, and five-year performance), client support and investment team support through sharing of ideas, leadership, development, mentoring and teamwork.

Newly hired Portfolio Managers may have guaranteed minimum compensation levels for limited periods. Portfolio Managers who take on new responsibilities or who are transitioning or have transitioned their responsibilities may also have guaranteed minimum compensation levels for limited periods.

Portfolio Managers may elect to defer payment of a designated percentage of their fixed compensation and/or up to all of their variable compensation in accordance with JCGI’s Executive Income Deferral Program.

JPMorgan. JPMorgan’s Portfolio Managers participate in a competitive compensation program that is designed to attract, retain and motivate talented people and closely link the performance of investment professionals to client investment objectives. JPMorgan manages compensation on a total compensation basis, the components being base salary fixed from year to year and a variable discretionary incentive award. Base salaries are reviewed annually and awarded based on individual performance and business results taking into account level and scope of position, experience and market competitiveness. The variable discretionary performance based incentive award consists of cash incentives and deferred compensation which includes mandatory notional investments (as described below) in selected mutual funds advised by JPMorgan or its affiliates (“Mandatory Investment Plan”). These elements reflect individual performance and the performance of JPMorgan’s business as a whole. Each Portfolio Manager’s performance is formally evaluated annually based on a variety of factors including the aggregate size and blended performance of the portfolios such Portfolio Manager manages, individual contribution relative to client risk and return objectives, and adherence with JPMorgan’s compliance, risk and regulatory procedures. In evaluating each Portfolio Manager’s performance with respect to the mutual funds he or she manages, the pre-tax performance of the funds (or the portion of the funds managed by the Portfolio Manager) is compared to the appropriate market peer group and to the competitive indices JPMorgan has identified for the investment strategy over one-, three- and five-year periods (or such shorter time as the Portfolio Manager has managed the funds). Investment performance is generally more heavily weighted to the long-term.

Deferred compensation granted as part of an employee’s annual incentive compensation comprises from 0% to 60% of a Portfolio Manager’s total performance based incentive. As the level of incentive compensation increases, the percentage of compensation awarded in deferred incentives also increases. JPMorgan’s Portfolio Managers are required to notionally invest a certain percentage of their deferred compensation (typically 20% to 50% depending on the level of compensation) into the selected funds they manage. The remaining portion of the non-cash incentive is elective and may be notionally invested in any of the other mutual funds available in the Mandatory Investment Plan or can be placed in restricted stock. When these awards vest over time, the Portfolio Manager receives cash equal to the market value of the notional investment in the selected mutual funds.

MFS. Portfolio Manager compensation is reviewed annually. As of December 31, 2015, portfolio manager total cash compensation is a combination of base salary and performance bonus. Base salary represents a smaller percentage of portfolio manager total cash compensation than performance bonus. Generally, the performance bonus represents more than a majority of portfolio manager total cash compensation.

The performance bonus is based on a combination of quantitative and qualitative factors, generally with more weight given to the former and less weight given to the latter.

The quantitative portion is based on the pre-tax performance of assets managed by the Portfolio Manager over one-, three-, and five-year periods relative to peer group universes and/or indices (“benchmarks”). As of December 31, 2015, the following benchmarks were used to measure the following Portfolio Managers’ performance for the following Portfolio:

Fund	Portfolio Manager	Benchmark(s)

Mid Cap Value Portfolio	Kevin J. Schmitz	Russell Midcap Value Index
	Brooks A. Taylor	Russell Midcap Value Index

Additional or different benchmarks, including versions and components of indices, custom indices, and linked indices that combine performance of different indices for different portions of the time period, may also be used. Consideration is given to portfolio performance over one, three, and five years with emphasis placed on the longer periods. For Portfolio Managers who have served for more than five years, additional longer-term performance periods are also considered. For Portfolio Managers who have served for less than five years, performance periods are adjusted as appropriate.

The qualitative portion is based on the results of an annual internal peer review process (conducted by other Portfolio Managers, analysts, and traders) and management’s assessment of overall Portfolio Manager contributions to investor relations and the investment process (distinct from fund and other account performance). This performance bonus may be in the form of cash and/or a deferred cash award, at the discretion of management. A deferred cash award is issued for a cash value and becomes payable over a three-year vesting period if the Portfolio Manager remains in the continuous employ of MFS or its affiliates. During the vesting period, the value of the unfunded deferred cash award will fluctuate as though the Portfolio Manager had invested the cash value of the award in an MFS fund(s) selected by the Portfolio Manager. A selected fund may be, but is not required to be, a fund that is managed by the Portfolio Manager.

Portfolio managers also typically benefit from the opportunity to participate in the MFS Equity Plan. Equity interests are awarded by management, on a discretionary basis, taking into account tenure at MFS, contribution to the investment process, and other factors.

Finally, Portfolio Managers also participate in benefit plans (including a defined contribution plan and health and other insurance plans) and programs available generally to other employees of MFS. The percentage such benefits represent of any Portfolio Manager’s compensation depends upon the length of the individual’s tenure at MFS and salary level, as well as other factors.

MFS seeks to identify potential conflicts of interest resulting from a Portfolio Manager’s management of both the fund and other accounts, and has adopted policies and procedures designed to address such potential conflicts.

The management of multiple funds and accounts (including proprietary accounts) gives rise to conflicts of interest if the funds and accounts have different objectives and strategies, benchmarks, time horizons and fees as a Portfolio Manager must allocate his or her time and investment ideas across multiple funds and accounts. In certain instances, there are securities which are suitable for the fund’s portfolio as well as for accounts of MFS or its subsidiaries with similar investment objectives. MFS’ trade allocation policies may give rise to conflicts of interest if the fund’s orders do not get fully executed or are delayed in getting executed due to being aggregated with those of other accounts of MFS or its subsidiaries. A Portfolio Manager may execute transactions for another fund or account that may adversely affect the value of the fund’s investments. Investments selected for funds or accounts other than the fund may outperform investments selected for the fund.

When two or more clients are simultaneously engaged in the purchase or sale of the same security, the securities are allocated among clients in a manner believed by MFS to be fair and equitable to each. Allocations may be based on many factors and may not always be pro rata based on assets managed. The allocation methodology could have a detrimental effect on the price or volume of the security as far as the fund is concerned.

MFS and/or a Portfolio Manager may have a financial incentive to allocate favorable or limited opportunity investments or structure the timing of investments to favor accounts other than the fund, for instance, those that pay a higher advisory fee and/or have a performance adjustment and/or include an investment by the Portfolio Manager.

PineBridge. Compensation for all PineBridge Portfolio Managers consists of both a salary and a bonus component. The salary component is a fixed base salary, and does not vary based on a Portfolio Manager’s performance. Generally, salary is based upon several factors, including experience and market levels of salary for such position. The bonus component is generally discretionarily determined based both on a Portfolio Manager’s individual performance and the overall performance of PineBridge. In assessing individual performance of Portfolio Managers, both qualitative performance measures and also quantitative performance measures assessing the management of a Portfolio Manager’s funds are considered. A Portfolio Manager may also receive a long-term compensation component, either in the form of a partnership interest in the firm or as a cash-based award the ultimate value of which would depend upon financial performance of the firm.

Putnam. In order to attract and retain top talent, Putnam offers competitive compensation packages. Putnam’s total compensation program, which includes base salary, incentive pay, and other retirement and benefit perquisites, compares favorably with other firms in the industry. Putnam’s Human Resources Department periodically conducts reviews to ensure that our compensation packages remain competitive.

While there is no guarantee that investment objectives will be met, our investment compensation program aligns manager goals with the firm’s chief objective — achieving clients’ objectives by delivering strong performance versus peers or performance ahead of benchmark, depending on the product, over a rolling three-year period. It emphasizes long-term performance goals and does not offer any extra incentives for outperforming by a wide margin over short-term periods. Incentive targets are set on an individual basis for investment staff. These targets are based on the top performance of the market and are designed to reward performance at this level with the primary bonus driver being fund performance against the market over three years. In particular:

•	Portfolio Managers who achieve top performance returns, consistent with client mandates and strong risk controls, are eligible for full bonuses

•	Portfolio Managers who deliver median performance will receive 50% of their target bonus

•	Portfolio Managers who deliver bottom performance will typically receive no bonus

In addition to their individual performance, evaluations take into account the performance of their group and a non-fund component. Actual incentive compensation may be higher or lower than the target, based on individual, group, and non-fund performance, and may also reflect the performance of Putnam as a firm. As well as incentive compensation, investment team members receive annual salaries that are typically based on seniority and experience.

SAAMCo. Portfolio Manager compensation is comprised of a salary, a short-term incentive (“STI”) bonus, and where eligible, a long-term incentive (“LTI”) bonus. The salary is a fixed annual salary, and is generally based on the Portfolio Managers’ responsibilities and leadership role within the organization. The STI bonus is an annual, discretionary, cash award and is based on both the individual’s performance and the performance of AIG Consumer Insurance over the current compensation period. In addition, SAAMCo may award an LTI bonus to eligible Portfolio Managers who consistently meet or exceed relative performance criteria. The LTI award may vary depending on the performance of the organization over a multi-year time period and is paid in annual installments upon completion of the performance period.

SAAMCo believes its compensation program is adequate to incentivize Portfolio Managers and analysts to seek maximum performance within risk parameters described in the Portfolios’ prospectuses.

T. Rowe Price. Investment performance over 1-, 3-, 5-, and 10-year periods is the most important input. The weightings for these time periods are generally balanced and are applied consistently across similar strategies. T. Rowe Price (and Price Hong Kong, Price Singapore, and T. Rowe Price International, as appropriate) evaluates performance in absolute, relative, and risk-adjusted terms. Relative performance and risk-adjusted performance are determined with reference to the broad-based index set forth in the total returns table in the fund’s prospectus, although other benchmarks may be used as well. Investment results are also measured against comparably managed funds of competitive investment management firms. The selection of comparable funds is approved by the applicable investment steering committee and are the same as those presented to the directors of the T. Rowe Price funds in their regular review of fund performance. Performance is primarily measured on a pre-tax basis though tax efficiency.

Compensation is viewed with a long-term time horizon. The more consistent a manager’s performance over time, the higher the compensation opportunity. The increase or decrease in a fund’s assets due to the purchase or sale of fund shares is not considered a material factor. In reviewing relative performance for fixed-income funds, a fund’s expense ratio is usually taken into account. Contribution to T. Rowe Price’s overall investment process is an important consideration as well. Leveraging ideas and investment insights across the global investment platform; working effectively with and mentoring others; and other contributions to our clients, the firm or our culture are important components of T. Rowe Price’s long-term success and are highly valued.

All employees of T. Rowe Price, including Portfolio Managers, participate in a 401(k) plan sponsored by T. Rowe Price Group. In addition, all employees are eligible to purchase T. Rowe Price common stock through an employee stock purchase plan that features a limited corporate matching contribution. Eligibility for and participation in these plans is on the same basis as for all employees. Finally, all vice presidents of T. Rowe Price Group, including all Portfolio Managers, receive supplemental medical/hospital reimbursement benefits.

The compensation structure is used for all portfolios managed by the Portfolio Manager.

Wellington Management. Wellington Management receives a fee based on the assets under management of each Portfolio as set forth in the Subadvisory Agreement between Wellington Management and SAAMCo on behalf of each Portfolio. Wellington Management pays its investment professionals out of its total revenues, including the advisory fees earned with respect to each Portfolio. The following information relates to the fiscal year ended March 31, 2016.

Wellington Management’s compensation structure is designed to attract and retain high-caliber investment professionals necessary to deliver high quality investment management services to its clients. Wellington Management’s compensation of each Portfolio’s managers listed in the applicable Prospectuses who are primarily responsible for the day-to-day management of the Portfolios (“Investment Professionals”) includes a base salary and incentive components. The base salary for each Investment Professional who is a partner (a “Partner”) of Wellington Management Group LLP, the ultimate holding company of Wellington Management, is generally a fixed amount that is determined by the managing partners of the Wellington Management Group LLP. The base salary for the other Investment Professionals is determined by an Investment Professional’s experience and performance in his role as Investment Professional. Base salaries for Wellington Management’s employees are reviewed annually and may be adjusted based on the recommendation of an Investment Professional’s manager, using guidelines established by Wellington Management’s Compensation Committee, which has final oversight responsibility for base salaries of employees of the firm. Each Investment Professional is eligible to receive an incentive payment based on the revenues earned by Wellington Management from the Portfolio managed by the Investment Professional and generally each other account managed by such Investment Professional. Each Investment Professional’s incentive payment relating to the relevant Portfolio, with the exception of the Real Return Portfolio, is linked to the gross pre-tax performance of the portion of the Portfolio managed by the Investment Professional compared to the benchmark index and/or peer group identified below over one- and three-year periods, with an emphasis on three-year results. In 2012, Wellington Management began placing increased emphasis on long-term performance and is phasing in a five-year performance comparison period which will be fully implemented by December 31, 2016. Wellington Management applies similar incentive compensation structures (although the benchmarks or peer groups, time periods and rates may differ) to other accounts managed by these Investment Professionals, including accounts with performance fees. The incentive paid to the Investment Professional for the Real Return Portfolio, which has no performance-related component, is based on the revenues earned by Wellington Management.

Portfolio-based incentives across all accounts managed by an investment professional can, and typically do, represent a significant portion of an investment professional’s overall compensation; incentive compensation varies significantly by individual and can vary significantly from year to year. The Investment Professionals may also be eligible for bonus payments based on their overall contribution to Wellington Management’s business operations. Senior management at Wellington Management may reward individuals as it deems appropriate based on other factors. Each Partner is eligible to participate in a Partner-funded tax qualified retirement plan, the contributions to which are made pursuant to an actuarial formula. Messrs. Carmen, Goodman, Hill, Link, Marvan and Mortimer are Partners.

Portfolio	Benchmark Index and/or Peer Group for Incentive Period
Diversified Fixed Income Portfolio	Barclays CMBS ERISA (10%), Barclays US MBS Fixed Rate (40%) and Barclays Corporate (50%)
Large Cap Value Portfolio	S&P 500 Value
Mid Cap Growth Portfolio	Russell Mid Cap Growth
Multi-Managed Growth Portfolio	Barclays U.S. Aggregate Bond
Multi-Managed Income Portfolio	Barclays U.S. Aggregate Bond
Multi-Managed Income-Equity Portfolio	Barclays U.S. Aggregate Bond
Multi-Managed Moderate Growth Portfolio	Barclays U.S. Aggregate Bond

Ownership of Portfolio Shares

As of March 31, 2016, none of the Portfolio Managers who are primarily responsible for the day-to-day management of the Portfolios had any ownership interest in the Portfolios that they managed.

PERSONAL SECURITIES TRADING

The Trust and SAAMCo have adopted a written code of ethics (the “SAAMCo Code”) pursuant to Rule 17j-1 under the 1940 Act, which governs, among other things, the personal trading activities of certain access persons of the Portfolios. The SAAMCo Code is designed to detect and prevent conflicts of interests between the Portfolios and the personal trading activities of certain access persons. The SAAMCo Code is filed as an exhibit to the Trust’s registration statement. SAAMCo reports violations of the SAAMCo Code to the Board of Trustees.

Each of the subadvisers has adopted a code of ethics. Such provisions may be more restrictive than the provisions set forth in the SAAMCo Code. Material violations of a subadviser’s code of ethics by employees that provide direct services to a Portfolio or those that involve the subadvised Portfolio are reported to the Trust’s Board of Trustees.

RULE 12b-1 PLANS

The Board has adopted the Class 2 Plan and the Class 3 Plan pursuant to Rule 12b-1 under the 1940 Act. There is no Plan in effect for Class 1 shares. Reference is made to “Account Information - Service Fees” in the applicable Prospectus for certain information with respect to the Plans. The Class 2 Plan provides for service fees payable at the annual rate of 0.15% of the average daily net assets of such Class 2 shares. The Class 3 Plan provides for service fees payable at the annual rate of up to 0.25% of the average daily net assets of such Class 3 shares. The service fees will be used to compensate the Life Companies for expenditures made to financial intermediaries for providing service to contract holders of the Variable Contracts who are the indirect beneficial owners of the Portfolios’ Class 2 and 3 shares, respectively. It is possible that in any given year, the amount paid to certain financial intermediaries for such services could exceed the financial intermediaries’ costs as described herein.

Continuance of the Plans with respect to each Portfolio is subject to annual approval by vote of the Independent Trustees. A Plan may not be amended to increase materially the amount authorized to be spent thereunder with respect to a class of a Portfolio, without approval of the shareholders of the affected class of shares of the Portfolio. In addition, all material amendments to the Plans must be approved by the Trustees in the manner described above. A Plan may be terminated at any time with respect to a Portfolio without payment of any penalty by vote of a majority of the Independent Trustees or by vote of a majority of the outstanding voting securities (as defined in the 1940 Act) of the affected class of shares of the Portfolio. So long as the Plans are in effect, the election and nomination of the Independent Trustees of the Trust shall be committed to the discretion of the Independent Trustees. In the Trustees’ quarterly review of the Plans, they will consider the continued appropriateness of, and the level of, compensation provided in the Plans. In their consideration of the Plans with respect to a Portfolio, the Trustees must consider all factors they deem relevant, including information as to the benefits for the Portfolio for the shareholders of the relevant class of the Portfolio.

Prior to July 29, 2016, shares of each Seasons Managed Allocation Portfolio were not subject to a Rule 12b-1 plan. However, the Seasons Managed Allocation Portfolios invested in Class 3 shares of the Underlying Portfolios, which are subject to a Rule 12b-1 plan that provides for service fees payable at the annual rate of up to 0.25% of the average daily net assets of the Underlying Portfolios’ Class 3 shares. The Seasons Managed Allocation Portfolios were not eligible to purchase Class 1 shares of the Underlying Portfolios, which are not subject to Rule 12b-1 Plans. The service fees payable by the Class 3 shares of the Underlying Portfolios were used to pay for servicing to shareholders of the Seasons Managed Allocation Portfolios. Effective July 29, 2016, the Seasons Managed Allocation Portfolios adopted the Class 3 Plan and began investing in Class 1 shares of the Underlying Portfolios, which do not pay service fees.

The following table sets forth the account maintenance and service fees paid by each of the Portfolios in Class 2 and Class 3 for the fiscal year ended March 31, 2016.

	2016
	Class 2	Class 3

Allocation Balanced Portfolio	—	—
Allocation Growth Portfolio	—	—
Allocation Moderate Growth Portfolio	—	—
Allocation Moderate Portfolio	—	—
Asset Allocation: Diversified Growth Portfolio	$97,415	$139,584
Diversified Fixed Income Portfolio	$53,372	$1,087,872
International Equity Portfolio	$38,505	$616,558
Large Cap Growth Portfolio	$56,810	$498,978
Large Cap Value Portfolio	$48,062	$514,504
Mid Cap Growth Portfolio	$37,500	$153,401
Mid Cap Value Portfolio	$44,735	$197,731
Multi-Managed Growth Portfolio	$32,082	$78,526
Multi-Managed Income Portfolio	$49,719	$72,380
Multi-Managed Income/Equity Portfolio	$61,339	$87,931
Multi-Managed Moderate Growth Portfolio	$72,912	$140,829
Real Return Portfolio	—	$1,156,656
SA Columbia Focused Growth Portfolio	$45,125	$100,334
SA Columbia Focused Value Portfolio	$22,849	$79,094
Small Cap Portfolio	$30,605	$157,563
Stock Portfolio	$76,818	$114,650

DIVIDENDS, DISTRIBUTIONS AND FEDERAL TAXES

Federal Taxes. The following is a summary of certain material U.S. federal income tax considerations regarding the purchase, ownership and disposition of shares of a Portfolio. This summary does not address all of the potential U.S. federal income tax consequences that may be applicable to a Portfolio or to all categories of investors, some of which may be subject to special tax rules. Current and prospective shareholders are urged to consult their own tax advisers with respect to the specific federal, state, local and foreign tax consequences of investing in a Portfolio. The summary is based on the laws in effect on the date of this SAI and existing judicial and administrative interpretations thereof, all of which are subject to change, possibly with retroactive effect. Under the Code, each Portfolio is treated as a separate regulated investment company provided that the qualification requirements are met. To qualify as a regulated investment company, a Portfolio must, among other things, (a) derive at least 90% of its gross income in each taxable year from dividends, interest, payments with respect to securities loans and gains from the sale or other disposition of stock or securities or foreign currencies, other income (including, but not limited to, gains from options, futures or forward contracts) derived with respect to its business of investing in such stock, securities or currencies and net income derived from interests in “qualified publicly traded partnerships” (i.e., partnerships that are traded on an established securities market or tradable on a secondary market, other than partnerships that derive 90% of their income from interest, dividends, capital gains, and other traditionally permitted mutual fund income); and (b) diversify its holdings so that, at the end of each quarter of a Portfolio’s taxable year, (i) at least 50% of the market value of the Portfolio’s assets is represented by cash, securities of other regulated investment companies, U.S. government securities and other securities, with such other securities limited, in respect of any one issuer, to an amount not greater than 5% of the Portfolio’s assets and not greater than 10% of the outstanding voting securities of such issuer and (ii) not more than 25% of the value of its assets is invested in the securities (other than U.S. government securities or securities of other regulated investment companies) of any one issuer, any two or more issuers of which 20% or more of the voting stock is held by the Portfolio and that are determined to be engaged in the same or similar trades or businesses or related trades or businesses or in the securities of one or more qualified publicly traded partnerships.

Although in general the passive loss rules of the Code do not apply to regulated investment companies, such rules do apply to a regulated investment company with respect to items attributable to an interest in a qualified publicly traded partnership. Portfolio investments in partnerships, including in qualified publicly traded partnerships, may result in the Portfolio’s being subject to state, local or foreign income, franchise or withholding tax liabilities.

So long as a Portfolio qualifies as a regulated investment company, such Portfolio will not be subject to U.S. federal income tax on the net investment company taxable income or net capital gains distributed to shareholders as ordinary income dividends or capital gain dividends, provided that it satisfies a minimum distribution requirement. To satisfy the minimum distribution requirement, a Portfolio must distribute to its shareholders at least the sum of (i) 90% of its “investment company taxable income” (i.e., income other than its net realized long-term capital gain over its net realized short-term capital loss), plus or minus certain adjustments, and (ii) 90% of its net tax-exempt income for the taxable year. A Portfolio will be subject to income tax at regular corporation rates on any taxable income or gains that it does not distribute to its shareholders. Dividends from net investment income and capital gain distributions, if any, are paid annually. All distributions are reinvested in shares (of the same class) of the Portfolio at net asset value unless the transfer agent is instructed otherwise.

A Portfolio may be able to cure a failure to derive 90% of its income from the sources specified above or a failure to diversify its holdings in the manner described above by paying a tax, by disposing of certain assets, or by paying a tax and disposing of assets. If, in any taxable year, a Portfolio fails one of these tests and does not timely cure the failure, that Portfolio will be taxed in the same manner as an ordinary corporation and distributions to its shareholders will not be deductible by such Portfolio in computing its taxable income.

If, in any taxable year, a Portfolio fails to qualify as a regulated investment company under the Code or fails to meet the distribution requirement, it will be taxed in the same manner as an ordinary corporation and distributions to its shareholders will not be deductible by the Portfolio in computing its taxable income. In addition, in the event of a failure to qualify, a Portfolio’s distributions, to the extent derived from the Portfolio’s current or accumulated earnings and profits, including any distributions of net long-term capital gains, will be taxable to shareholders as dividend income. However, such dividend will be eligible for the dividends received deduction in the case of a corporate shareholder. Moreover, if a Portfolio fails to qualify as a regulated investment company in any year, it must pay out its earnings and profits accumulated in that year in order to qualify again as a regulated investment company. If a Portfolio fails to qualify as a regulated investment company for a period greater than two taxable years, the Portfolio may be required to recognize any net built-in gains with respect to certain of its assets (i.e., the excess of the aggregate gains, including items of income, over aggregate losses that would have been realized with respect to such assets if the Portfolio had been liquidated) if it qualifies as a regulated investment company in a subsequent year. Further, if a Portfolio should fail to qualify as a regulated investment company, such Portfolio would be considered as a single investment, which may result in Variable Contracts invested in that Portfolio not being treated as annuity, endowment or life insurance contracts under the Code. All income and gain inside the Variable Contract from the current and prior years would be taxed currently to the holder, and the contract would remain subject to taxation as ordinary income thereafter, even if it became adequately diversified.

Generally, a regulated investment company must timely distribute substantially all of its ordinary income and capital gains in accordance with a calendar year distribution requirement in order to avoid imposition of a nondeductible 4% excise tax. However, the excise tax generally does not apply to a regulated investment company whose only shareholders are certain tax-exempt trusts or segregated asset accounts of life insurance companies held in connection with variable contracts. In order to avoid imposition of the excise tax, each Portfolio intends to qualify for this exemption or to comply with the calendar year distribution requirement.

In addition, each Portfolio intends to comply with the diversification requirements of Section 817(h) of the Code, which relate to the tax-deferred status of the Separate Accounts. To comply with Treasury Department regulations promulgated under Section 817(h) of the Code, each Portfolio will be required to diversify its investments so that on the last day of each calendar quarter or within 30 days thereafter no more than 55% of the value of its assets is represented by any one investment, no more than 70% is represented by any two investments, no more than 80% is represented by any three investments and no more than 90% is represented by any four investments. Generally, all securities of the same issuer are treated as a single investment. For the purposes of Section 817(h), obligations of the U.S. Treasury and of each U.S. government agency or instrumentality are treated as securities of separate issuers. In certain circumstances, each Separate Account will “look-through” its investment in qualifying regulated investment companies, partnerships or trusts and include its pro rata share of the investment companies’ investments in determining if it satisfies the diversification rule of Section 817(h). An alternative asset diversification test may be satisfied under certain circumstances.

A Portfolio may sell its shares directly to separate accounts established and maintained by insurance companies for the purpose of funding variable annuity and variable life insurance contracts and to certain qualified pension and retirement plans; if a Portfolio were to sell its shares to other categories of shareholders, the Portfolio may fail to comply with applicable Treasury requirements regarding investor control. If a Portfolio should fail to comply with the diversification requirements of Section 817(h) or with the investor control requirements, the contract owner would be treated as the owner of the shares and the contracts invested in the Portfolio would not be treated as annuity, endowment or life insurance contracts under the Code and all income and gain earned in past years and currently inside the contracts would be taxed currently to the holders, and income and gain would remain subject to taxation as ordinary income thereafter.

Since the shares of the Portfolios are offered only in connection with the Variable Contracts, no discussion is set forth herein as to the U.S. federal income tax consequences at the shareholder level. For information concerning the U.S. federal income tax consequences to purchasers of the Variable Contracts, see the prospectus for such contracts. Purchasers of the Variable Contracts should consult their tax advisors regarding specific questions as to federal, state and local taxes.

A Portfolio may invest in debt securities issued at a discount or providing for deferred interest, which may result in income to the Portfolio equal, generally, to a portion of the excess of the face value of the securities over the issue price thereof (“original issue discount”) each year that the securities are held, even though the Portfolio receives no actual interest payments thereon. Original issue discount is treated as income earned by a Portfolio and, therefore, is subject to distribution requirements of the Code applicable to regulated investment companies. Since the original issue discount income earned by a Portfolio in a taxable year may not be represented by cash income, the Portfolio may have to dispose of securities, which it might otherwise have continued to hold, or borrow to generate cash in order to satisfy its distribution requirements. In addition, a Portfolio’s investment in foreign currencies or foreign currency denominated or referenced debt securities and contingent payment or inflation-indexed debt instruments also may accelerate the Portfolio’s recognition of taxable income in excess of cash generated by such investments.

Options, forward contracts, futures contracts and foreign currency transactions entered into by a Portfolio will be subject to special tax rules. These rules may accelerate income to a Portfolio, defer Portfolio losses, cause adjustments in the holding periods of Portfolio securities, convert capital gain into ordinary income and/or convert short-term capital losses into long-term capital losses. As a result, these rules could affect the amount, timing and character of distributions by a Portfolio.

In certain situations, a Portfolio may, for a taxable year, defer all or a portion of its net capital loss realized after October and its late-year ordinary loss (defined as the sum of the excess of post-October foreign currency and passive foreign investment company (“PFIC”) losses over post-October foreign currency and PFIC gains plus the excess of post-December ordinary losses over post-December ordinary income) until the next taxable year in computing its investment company taxable income and net capital gain, which will defer the recognition of such realized losses. Such deferrals and other rules regarding gains and losses realized after October (or December) may affect the tax character of shareholder distributions.

Under the Code, gains or losses attributable to fluctuations in exchange rates that occur between the time a Portfolio accrues interest or other receivables or accrues expenses or other liabilities denominated in a foreign currency and the time such Portfolio actually collects such receivables or pays such liabilities are treated as ordinary income or ordinary loss. Similarly, gains or losses from sales of currencies or dispositions of debt securities or certain forward contracts, futures contracts, options or similar financial instruments denominated in a foreign currency or determined by reference to the value of one or several foreign currencies also are treated as ordinary income or loss to the extent attributable to fluctuations in exchange rates.

Portfolios that invest in REITs may hold residual interests in REMICs. Certain types of income received by these Portfolios from REITs, REMICs, taxable mortgage pools or other investments may cause the Portfolio to designate some or all of its distributions as “excess inclusion income.” To shareholders of these Portfolios, such excess inclusion income may (1) constitute taxable income, as unrelated business taxable income; (2) not be offset by otherwise allowable deductions for tax purposes; (3) not be eligible for reduced U.S. withholding for non-U.S. shareholders even from tax treaty countries; and (4) cause the Portfolio to be subject to tax if certain “disqualified organizations” as defined by the Code are shareholders of the Portfolio.

The Code includes special rules applicable to the listed non-equity options, regulated futures contracts, and options on futures contracts that a Portfolio may write, purchase or sell. Such options and contracts are classified as Section 1256 contracts under the Code. The character of gain or loss resulting from the sale, disposition, closing out, expiration or other termination of Section 1256 contracts, except forward foreign currency exchange contracts, is generally treated as long-term capital gain or loss to the extent of 60% thereof and short-term capital gain or loss to the extent of 40% thereof (“60/40 gain or loss”). Such contracts, when held by a Portfolio at the end of a fiscal year, generally are required to be treated as sold at market value on the last day of such fiscal year for federal income tax purposes (“marked-to-market”). OTC options are not classified as Section 1256 contracts and are not subject to the marked-to-market rule or to 60/40 gain or loss treatment. Any gains or losses recognized by a Portfolio from transactions in OTC options written by a Portfolio generally constitute short-term capital gains or losses. Any gain or loss recognized by a Portfolio from transactions in OTC options purchased by such Portfolio generally has the same character as the property to which the option relates as in the hands of such Portfolio (or would have if acquired by the Portfolio). When call options written, or put options purchased, by a Portfolio are exercised, the gain or loss realized on the sale of the underlying securities may be either short-term or long-term, depending on the holding period of the securities. In determining the amount of such gain or loss, the sales proceeds are reduced by the premium paid for the OTC puts or increased by the premium received for OTC calls.

A substantial portion of each Portfolio’s transactions in options, futures contracts and options on futures contracts, particularly its hedging transactions, may constitute “straddles” which are defined in the Code as offsetting positions with respect to personal property. A straddle in which at least one (but not all) of the positions is a Section 1256 contract would constitute a “mixed straddle” under the Code. The Code generally provides with respect to straddles (i) “loss deferral” rules that may postpone recognition for tax purposes of losses from certain closing purchase transactions or other dispositions of a position in the straddle to the extent of unrealized gains in the offsetting position, (ii) “wash sale” rules that may postpone recognition for tax purposes of losses where a position is sold and a new offsetting position is acquired within a prescribed period, (iii) “short sale” rules that may terminate the holding period of securities owned by a Portfolio when offsetting positions are established and that may convert certain losses from short-term to long-term, and (iv) “conversion transaction” rules that may treat all or a portion of the gain on a transaction as ordinary income rather than as capital gains. The Code provides that certain elections may be made for mixed straddles that can alter the character of the capital gain or loss recognized upon disposition of positions that form part of a straddle. Certain other elections also are provided in the Code; no determination has been reached to make any of these elections.

Code Section 1259 requires the recognition of gain if a Portfolio makes a “constructive sale” of an appreciated financial position (e.g., stock). A Portfolio generally will be considered to make a constructive sale of an appreciated financial position if it sells the same or substantially identical property short, enters into a futures or Forward Contract to deliver the same or substantially identical property, or enters into certain other similar transactions.

Under the “wash sale” rule, losses incurred by a Portfolio on the sale of (or on a contract or option to sell) stock or securities are not deductible if, within a 61-day period beginning 30 days before and ending 30 days after the date of the sale, the Portfolio acquires or has entered into a contract or option to acquire stock or securities that are substantially identical. In such a case, the basis of the stock or securities acquired by the Portfolio will be adjusted to reflect the disallowed loss.

In general, gain or loss on a short sale, to the extent permitted, is recognized when a Portfolio closes the sale by delivering the borrowed property to the lender, not when the borrowed property is sold. Gain or loss from a short sale is generally considered as capital gain or loss to the extent that the property used to close the short sale constitutes a capital asset in the Portfolio’s hands. Except with respect to certain situations where the property used by a Portfolio to close a short sale has a long-term holding period on the date of the short sale, special rules would generally treat the gains on short sales as short-term capital gains. These rules may also terminate the running of the holding period of “substantially identical property” held by a Portfolio. Moreover, a loss on a short sale will be treated as a long-term capital loss if, on the date of the short sale, “substantially identical property” has been held by a Portfolio for more than one year. In general, a Portfolio will not be permitted to deduct payments made to reimburse the lender of securities for dividends paid on borrowed stock if the short sale is closed on or before the 45th day after the short sale is entered into.

As a result of entering into swap contracts, a Portfolio may make or receive periodic net payments. A Portfolio may also make or receive a payment when a swap is terminated prior to maturity through an assignment of the swap or other closing transaction. Periodic net payments will generally constitute ordinary income or deductions, while termination of a swap will generally result in capital gain or loss (which will be a long-term capital gain or loss if a Portfolio has been a party to the swap for more than one year). With respect to certain types of swaps, a Portfolio may be required to currently recognize income or loss with respect to future payments on such swaps or may elect under certain circumstances to mark such swaps to market annually for tax purposes as ordinary income or loss.

A PFIC is a foreign corporation that, in general, meets either of the following tests: (a) at least 75% of its gross income is passive or (b) an average of at least 50% of its assets produce, or are held for the production of, passive income. If a Portfolio acquires and holds stock in a PFIC beyond the end of the year of its acquisition, the Portfolio will be subject to federal income tax on a portion of any “excess distribution” received on the stock or on any gain from disposition of the stock (collectively, the “PFIC income”), plus certain interest charges, even if the Portfolio distributes the PFIC income as a taxable dividend to its shareholders. The balance of the PFIC income will be included in the Portfolio’s investment company taxable income and, accordingly, will not be taxable to it to the extent that income is distributed to its shareholders. A Portfolio may make a mark-to-market election with respect to any stock it holds of a PFIC, if such stock is marketable (as defined by the Code for purposes of such election). For these purposes, all stock in a PFIC that is owned directly or indirectly by a regulated investment company is treated as marketable stock. If the election is in effect, at the end of the Portfolio’s taxable year, the Portfolio will recognize annually the amount of mark-to-market gains, if any, with respect to PFIC stock as ordinary income. No ordinary loss will be recognized on the marking to market of PFIC stock, except to the extent of gains recognized in prior years.

Alternatively, a Portfolio may elect to treat any PFIC in which it invests as a “qualified electing fund,” in which case, in lieu of the foregoing tax and interest obligation, the Portfolio will be required to include in its income each year its pro rata share of the qualified electing fund’s annual ordinary earnings and net capital gain, even if they are not distributed to the Portfolio; those amounts would be subject to the distribution requirements applicable to the Portfolio described above. In order to make this election, a Portfolio would be required to obtain certain information from the PFIC, which, in many cases, may be difficult to do.

Income received by a Portfolio from sources within foreign countries may be subject to withholding and other taxes imposed by such countries. Income tax treaties between certain countries and the United States may reduce or eliminate such taxes. It is impossible to determine in advance the effective rate of foreign tax to which a Portfolio will be subject, since the amount of the Portfolio assets to be invested in various countries is not known. Shareholders are urged to consult their tax advisors regarding specific questions as to federal, state and local taxes.

The Portfolios that receive dividend income from U.S. sources will annually report certain amounts of their dividends paid as eligible for the dividends received deduction, and the Portfolios incurring foreign taxes will elect to pass-through allowable foreign tax credits. These reports and elections will benefit the Life Companies, in potentially material amounts, and will not beneficially or adversely affect you or the Portfolios. The benefits to the Life Companies will not be passed to you or the Portfolios.

For the fiscal year ended March 31, 2016, the Portfolios had the following capital loss carry-forwards:

	CAPITAL LOSS CARRY-	UNLIMITED*
PORTFOLIO	FORWARDS	SHORT TERM	LONG TERM

Allocation Balanced Portfolio	—	—	—
Allocation Growth Portfolio	—	—	—
Allocation Moderate Growth Portfolio	—	—	—
Allocation Moderate Portfolio	—	—	—
Asset Allocation: Diversified Growth Portfolio	—	—	—
Diversified Fixed Income Portfolio	—	—	—
International Equity Portfolio	$55,762,054	$1,257,754	$1,959,759
Large Cap Growth Portfolio	—	—	—
Large Cap Value Portfolio	—	—	—
Mid Cap Growth Portfolio	—	—	—
Mid Cap Value Portfolio	—	—	—
Multi-Managed Growth Portfolio	—	—	—
Multi-Managed Income Portfolio	—	—	—
Multi-Managed Income/Equity Portfolio	—	—	—
Multi-Managed Moderate Growth Portfolio	—	—	—
Real Return Portfolio	—	$3,285,528	$209,380
SA Columbia Focused Growth Portfolio	—	—	—
SA Columbia Focused Value Portfolio	—	—	—
Small Cap Portfolio	—	—	—
Stock Portfolio	—	—	—

*	Capital loss carry-forwards generated in taxable years beginning after 2010 will not be subject to expiration.

To the extent not yet utilized, such losses will be available to each of the Portfolios to offset future capital gains from 2017 through 2019. Capital loss carry-forwards generated in taxable years beginning after 2010 will not be subject to expiration. The utilization of such losses may be subject to annual limitations under the Code. The Regulated Investment Company Modernization Act of 2010 (the “Act”) changed various technical rules governing the tax treatment of regulated investment companies. Under the Act, the fund will be permitted to carry forward capital losses incurred in taxable years beginning after the date of enactment for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years, which carry an expiration date. As a result of this ordering rule, pre-enactment capital loss carry forwards may be more likely to expire unused. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term losses rather than being considered all short-term as under previous law.

A 3.8% Medicare contribution tax is imposed on net investment income, including, among other things, interest, dividends, taxable annuity payments and net gain from investments of U.S. individuals with income exceeding $200,000 ($250,000 if married filing jointly), and estates and trusts.

A 30% withholding tax is currently imposed on dividends, interest and other items paid, and will be imposed on redemption proceeds paid after December 31, 2018 to (i) foreign financial institutions including non-U.S. investment funds unless they agree to collect and disclose to the Internal Revenue Service (the “IRS”) information regarding their direct and indirect U.S. account holders and (ii) certain other foreign entities, unless they certify certain information regarding their direct and indirect U.S. owners. To avoid withholding, foreign financial institutions will need to (i) enter into agreements with the IRS that state that they will provide the IRS information, including the names, addresses and taxpayer identification numbers of direct and indirect U.S. account holders, comply with due diligence procedures with respect to the identification of U.S. accounts, report to the IRS certain information with respect to U.S. accounts maintained, agree to withhold tax on certain payments made to non-compliant foreign financial institutions or to account holders who fail to provide the required information, and determine certain other information as to their account holders, or (ii) in the event that an applicable intergovernmental agreement and implementing legislation are adopted, provide local revenue authorities with similar account holder information. Other foreign entities will need to either provide the name, address, and taxpayer identification number of each substantial U.S. owner or certifications of no substantial U.S. ownership unless certain exceptions apply.

In the event that a Portfolio were to experience an ownership change as defined under the Code, such Portfolio’s capital loss carry-forwards, if any, may be subject to limitation.

SHARES OF THE TRUST

The Trust is organized as a Massachusetts business trust. A Massachusetts business trust is a voluntary association with transferable shares that is established under and governed by its declaration of trust. Each of the Portfolios offers Class 1, Class 2 and/or Class 3 shares.

Some of the more significant provisions of the Trust’s declaration of trust (the “Declaration”) are described below.

Shareholder Voting

The Declaration provides for shareholder voting as required by the 1940 Act or other applicable laws but otherwise permits, consistent with Massachusetts law, actions by the Trustees without seeking the consent of shareholders. The Trustees may, without shareholder approval, amend the Declaration or authorize the merger or consolidation of the Trust into another trust or entity, reorganize the Trust or any Portfolio or class into another trust or entity or a series or class of another entity, sell all or substantially all of the assets of the Trust or any Portfolio or class to another entity, or a series or class of another entity, or terminate the Trust or any Portfolio or class. These provisions would permit a Portfolio to pursue its investment program through one or more subsidiary vehicles or to operate in a master-feeder or fund-of-funds structure.

The Trust is not required to hold an annual meeting of shareholders, but the Trust will call special meetings of shareholders whenever required by the 1940 Act or by the terms of the Declaration. The Trust’s By-laws provide that a shareholder meeting will be called upon the written request of the shareholders holding shares representing, in the aggregate, not less than one-third of the outstanding shares, subject to certain conditions, including the payment of certain expenses.

All shareholders of record of all Portfolios and classes of the Trust vote together, except where required by the 1940 Act to vote separately by Portfolio or by class, or when the Trustees have determined that a matter affects only the interests of one or more Portfolios or classes of shares.

Election and Removal of Trustees

The Declaration provides that the Trustees may establish the number of Trustees, and that vacancies on the Board may be filled by the remaining Trustees, except when election of Trustees by the shareholders is required under the 1940 Act. Trustees are then elected by a plurality of votes cast by shareholders at a meeting at which a quorum is present. The Declaration also provides that a mandatory retirement age may be set by action of the Trustees and that Trustees may be removed, with or without cause, by a vote of shareholders holding two-thirds of the voting power of the Trust, or by a vote of two-thirds of the remaining Trustees. The provisions of the Declaration relating to the election and removal of Trustees may not be amended without the approval of two-thirds of the Trustees then in office.

Amendments to the Declaration

The Trustees are authorized to amend the Declaration without the vote of shareholders, but no amendment may be made that impairs the exemption from personal liability granted in the Declaration to persons who are or have been shareholders, Trustees, officers or employees of the Trust or that limits the rights to indemnification, advancement of expenses or insurance provided in the Declaration with respect to actions or omissions of persons entitled to indemnification, advancement of expenses or insurance under the Declaration prior to the amendment.

Issuance and Redemption of Shares

The Trust may issue an unlimited number of shares for such consideration and on such terms as the Trustees may determine. Shareholders are not entitled to any appraisal, preemptive, conversion, exchange or similar rights, except as the Trustees may determine. The Trust may involuntarily redeem a shareholder’s shares upon certain conditions as may be determined by the Trustees, including, for example, if the shareholder fails to provide the Trust with identification required by law, or if the Trust is unable to verify the information received from the shareholder. Additionally, as discussed below, shares may be redeemed in connection with the closing of small accounts.

Disclosure of Shareholder Holdings

The Declaration specifically requires shareholders, upon demand, to disclose to the Trust information with respect to the direct and indirect ownership of shares in order to comply with various laws or regulations, and the Trust may disclose such ownership if required by law, or regulation, or as the Trustees otherwise decide.

Small Accounts

The Declaration provides that the Trust may close out a shareholder’s account by redeeming all of the shares in the account if the account falls below a minimum account size (which may vary by class) that may be set by the Trustees from time to time. Alternately, the Declaration permits the Trust to assess a fee for small accounts (which may vary by class) and redeem shares in the account to cover such fees, or convert the shares into another share class that is geared to smaller accounts.

Portfolios and Classes

The Declaration provides that the Trustees may establish Portfolios and classes in addition to those currently established and to determine the rights and preferences, limitations and restrictions, including qualifications for ownership, conversion and exchange features, minimum purchase and account size, expenses and charges, and other features of the Portfolios and classes. The Trustees may change any of those features, terminate any Portfolio or class, combine Portfolios with other Portfolios in the Trust, combine one or more classes of a Portfolio with another class in that Portfolio or convert the shares of one class into shares of another class.

Each share of a Portfolio, as a series of the Trust, represents an interest in the Portfolio only and not in the assets of any other series of the Trust.

Shareholder, Trustee and Officer Liability

Under Massachusetts law, shareholders of the Trust could, under certain circumstances, be held personally liable for the Trust’s obligations. The Declaration, however, provides that shareholders are not personally liable for the obligations of the Trust and requires the Trust to indemnify a shareholder against any loss or expense arising from any such liability. The Trust will assume the defense of any claim against a shareholder for personal liability at the request of the shareholder.

The Declaration further provides that a Trustee acting in his or her capacity as a Trustee is not personally liable to any person, other than the Trust or its shareholders, in connection with the affairs of the Trust, and that a Trustee, officer or employee is liable to the Trust and its shareholders only for his or her bad faith, willful misconduct/willful misfeasance, gross negligence or reckless disregard of his duties. The Declaration also provides that Trustees and officers are not liable for errors of judgment or mistakes of fact or law.

The Declaration requires the Trust to indemnify any persons who are or who have been Trustees, officers or employees of the Trust for any liability for actions or failure to act except to the extent prohibited by applicable federal law. The Declaration also provides for the advancement of expenses, subject to certain conditions and undertakings, in connection with any such claims, actions, suits or proceedings (including investigations, regulatory inquiries, proceedings or any other occurrence of a similar nature, whether actual or threatened). In making any determination as to whether any person is entitled to the advancement of expenses or indemnification, such person is entitled to a rebuttable presumption that he or she did not engage in conduct for which indemnification is not available. Any Trustee who serves as chair of the board or of a committee of the board, lead independent Trustee, or audit committee financial expert, or in any other similar capacity, will not be subject to any greater standard of care or liability because of such position. The provisions of the Declaration with respect to indemnification of covered persons do not affect any rights under any contract such persons might have with respect to indemnification by the Trust.

Derivative Actions

The Declaration provides a detailed process for the bringing of derivative actions by shareholders in order to permit legitimate inquiries and claims while avoiding the time, expense, distraction, and other harm that can be caused to the Trust or its shareholders as a result of spurious shareholder demands and derivative actions. Prior to bringing an action, a shareholder must first make a demand on the Trustees. The Declaration details information, certifications, undertakings and acknowledgements that must be included in the demand. The Trustees are not required to consider a demand that is not submitted in accordance with the requirements contained in the Declaration. The Declaration also requires that, in order to bring a derivative action, the complaining shareholder must be joined in the action by shareholders owning, at the time of the alleged wrongdoing, at the time of demand, and at the time the action is commenced, shares representing at least 5% of the voting power of the affected Portfolio.

The Trustees have a period of 90 days, which may be extended by an additional 60 days, to consider the demand. If a majority of the Trustees who are considered independent for the purposes of considering the demand determine that a suit should be maintained, then the Trust will commence the suit and the suit will proceed directly and not derivatively. If a majority of the independent Trustees determines that maintaining the suit would not be in the best interests of the Portfolio, the Trustees are required to reject the demand and the complaining shareholders may not proceed with the derivative action unless the shareholders are able to sustain the burden of proof to a court that the decision of the Trustees not to pursue the requested action was not a good-faith exercise of their business judgment on behalf of the Trust. Trustees are not considered to have a personal financial interest in an action by virtue of being compensated for their services as board members of the Trust or of affiliated funds, or by virtue of the amount of their remuneration.

If a demand is rejected, the complaining shareholder will be responsible for the costs and expenses (including attorneys’ fees) incurred by the Trust in connection with the consideration of the demand, if, in the judgment of the independent Trustees, the demand was made without reasonable cause or for an improper purpose. If a derivative action is brought in violation of the Declaration, the shareholders bringing the action may be responsible for the Trust’s costs, including attorneys’ fees.

The Declaration further provides that the Trust shall be responsible for payment of attorneys’ fees and legal expenses incurred by a complaining shareholder only if required by law, and any attorneys’ fees that the Trust is obligated to pay shall be calculated using reasonable hourly rates.

The Declaration requires that any action commenced by a shareholder be brought in the U.S. District Court for the District of Massachusetts or, if that is not a proper forum, then such action must be brought in the Business Litigation Session of Suffolk Superior Court in Massachusetts. In addition, trial by jury is waived to the fullest extent permitted by law.

The classes of shares of a given Portfolio are identical in all respects, except that (i) each class may bear differing amounts of certain class-specific expenses; (ii) Class 2 and Class 3 shares are subject to service fees; and (iii) Class 2 and Class 3 shares have voting rights on matters that pertain to the Rule 12b-1 Plan adopted with respect to Class 2 and Class 3 shares.

Shares of the Trust are owned through the Life Companies’ separate accounts, through SDAP and SDSP of SAST, and through the Seasons Managed Allocation Portfolios of the Trust.* As of June 30, 2016, the ownership of the Trust’s shares is as follows:

	AGLC	USLIC	SDAP	SDSP	Seasons Managed Allocation

Allocation Balanced Portfolio (Class 1)	0.00%	0.00%	0.00%	0.00%	0.00%
Allocation Balanced Portfolio (Class 3)	90.44%	9.56%	0.00%	0.00%	0.00%

Allocation Growth Portfolio (Class 1)	0.00%	0.00%	0.00%	0.00%	0.00%
Allocation Growth Portfolio (Class 3)	93.54%	6.46%	0.00%	0.00%	0.00%

Allocation Moderate Growth Portfolio (Class 1)	0.00%	0.00%	0.00%	0.00%	0.00%
Allocation Moderate Growth Portfolio (Class 3)	94.48%	5.52%	0.00%	0.00%	0.00%

Allocation Moderate Portfolio (Class 1)	0.00%	0.00%	0.00%	0.00%	0.00%
Allocation Moderate Portfolio (Class 3)	93.47%	6,53%	0.00%	0.00%	0.00%

Asset Allocation: Diversified Growth Portfolio (Class 1)	100.00%	0.00%	0.00%	0.00%	0.00%
Asset Allocation: Diversified Growth Portfolio (Class 2)	100.00%	0.00%	0.00%	0.00%	0.00%
Asset Allocation: Diversified Growth Portfolio (Class 3)	97.53%	2.47%	0.00%	0.00%	0.00%

	AGLC	USLIC	SDAP	SDSP	Seasons Managed Allocation

Diversified Fixed Income Portfolio (Class 1)	0.44%	0.00%	85.94%	13.62%	0.00%
Diversified Fixed Income Portfolio (Class 2)	100.00%	0.00%	0.00%	0.00%	0.00%
Diversified Fixed Income Portfolio (Class 3)	5.29%	0.20%	0.00%	0.00%	94.51%

International Equity Portfolio (Class 1)	0.26%	0.00%	61.43%	38.31%	0.00%
International Equity Portfolio (Class 2)	100.00%	0.00%	0.00%	0.00%	0.00%
International Equity Portfolio (Class 3)	8.20%	0.39%	0.00%	0.00%	91.41%

Large Cap Growth Portfolio (Class 1)	1.42%	0.00%	57.13%	41.45%	0.00%
Large Cap Growth Portfolio (Class 2)	100.00%	0.00%	0.00%	0.00%	0.00%
Large Cap Growth Portfolio (Class 3)	10.05%	0.37%	0.00%	0.00%	89.54%

Large Cap Value Portfolio (Class 1)	0.36%	0.00%	48.33%	51.31%	0.00%
Large Cap Value Portfolio (Class 2)	100.00%	0.00%	0.00%	0.00%	0.00%
Large Cap Value Portfolio (Class 3)	8.28%	0.27%	0.00%	0.00%	91.45%

Mid Cap Growth Portfolio (Class 1)	2.07%	0.00%	62.91%	35.02%	0.00%
Mid Cap Growth Portfolio (Class 2)	100.00%	0.00%	0.00%	0.00%	0.00%
Mid Cap Growth Portfolio (Class 3)	34.59%	1.21%	0.00%	0.00%	64.20%

Mid Cap Value Portfolio (Class 1)	1.13%	0.00%	73.18%	25.69%	0.00%
Mid Cap Value Portfolio (Class 2)	100.00%	0.00%	0.00%	0.00%	0.00%
Mid Cap Value Portfolio (Class 3)	37.19%	1.33%	0.00%	0.00%	61.48%

Multi-Managed Growth Portfolio (Class 1)	100.00%	0.00%	0.00%	0.00%	0.00%
Multi-Managed Growth Portfolio (Class 2)	100.00%	0.00%	0.00%	0.00%	0.00%
Multi-Managed Growth Portfolio (Class 3)	100.00%	0.00%	0.00%	0.00%	0.00%

Multi-Managed Income Portfolio (Class 1)	100.00%	0.00%	0.00%	0.00%	0.00%
Multi-Managed Income Portfolio (Class 2)	100.00%	0.00%	0.00%	0.00%	0.00%
Multi-Managed Income Portfolio (Class 3)	97.61%	2.39%	0.00%	0.00%	0.00%

Multi-Managed Income/Equity Portfolio (Class 1)	100.00%	0.00%	0.00%	0.00%	0.00%
Multi-Managed Income/Equity Portfolio (Class 2)	100.00%	0.00%	0.00%	0.00%	0.00%
Multi-Managed Income/Equity Portfolio (Class 3)	98.34%	1.66%	0.00%	0.00%	0.00%

Multi-Managed Moderate Growth Portfolio (Class 1)	100.00%	0.00%	0.00%	0.00%	0.00%
Multi-Managed Moderate Growth Portfolio (Class 2)	100.00%	0.00%	0.00%	0.00%	0.00%
Multi-Managed Moderate Growth Portfolio (Class 3)	97.70%	2.30%	0.00%	0.00%	0.00%

Real Return Portfolio (Class 1)**	0.07%	0.00%	65.41%	34.52%	0.00%
Real Return Portfolio (Class 3)	87.22%	4.48%	0.00%	0.00%	8.30%

SA Columbia Focused Growth Portfolio (Class 1)	1.045	0.00%	98.96%	0.00%	0.00%
SA Columbia Focused Growth Portfolio (Class 2)	100.00%	0.00%	0.00%	0.00%	0.00%
SA Columbia Focused Growth Portfolio (Class 3)	55.52%	1.84%	0.00%	0.00%	42.64%

SA Columbia Focused Value Portfolio (Class 1)***	0.05%	0.00%	58.73%	40.22%	0.00%
SA Columbia Focused Value Portfolio (Class 2)	100.00%	0.00%	0.00%	0.00%	0.00%
SA Columbia Focused Value Portfolio (Class 3)	37.76%	1.13%	0.00%	0.00%	61.11%

Small Cap Portfolio (Class 1)	0.58%	0.00%	41.74%	57.68%	0.00%
Small Cap Portfolio (Class 2)	100.00%	0.00%	0.00%	0.00%	0.00%
Small Cap Portfolio (Class 3)	22.96%	1.11%	0.00%	0.00%	75.93%

Stock Portfolio (Class 1)	3.60%	0.00%	96.40%	0.00%	0.00%
Stock Portfolio (Class 2)	100.00%	0.00%	0.00%	0.00%	0.00%
Stock Portfolio (Class 3)	97.46%	2.54%	0.00%	0.00%	0.00%

*	The portfolios may be investment options for SDAP, SDSP and for the Seasons Managed Allocation Portfolios for which SAAMCo serves as investment adviser that are managed as “funds of funds.”
**	0.07% of the shares are directly owned as seed money investments.
***	0.05% of the shares are directly owned as seed money investments.

PORTFOLIO TURNOVER

A Portfolio may purchase and sell securities whenever necessary to seek to accomplish its investment objectives. Portfolio turnover generally involves some expense to a Portfolio and its shareholders, including brokerage commissions and other transaction costs on the purchase and sale of securities and reinvestment in other securities. A Portfolio’s turnover rate would equal 100% if each security in the Portfolio was replaced once per year.

The portfolio turnover rate for the Real Return Portfolio for the fiscal year ended March 31, 2016 decreased significantly from the fiscal year ended March 31, 2015. The portfolio turnover increase for the fiscal year ended March 31, 2015 was driven by reallocation of assets within the Portfolio in the latter half of the fiscal year. The decrease in portfolio turnover in the fiscal year ended March 31, 2016 reflects a more normal portfolio turnover rate for the Portfolio.

For the fiscal year ended March 31, 2016, the SA Columbia Focused Growth Portfolio and the SA Columbia Focused Value Portfolio experienced significant increases in portfolio turnover from the previous fiscal year. This increase was due to the change in the subadvisers for the Portfolios.

PRICE OF SHARES

Shares of the Trust are currently offered only to the Separate Accounts of the Life Companies. The Trust is open for business on any day the New York Stock Exchange (“NYSE”) is open for regular trading. Shares of each Portfolio are valued at least daily as of the close of regular trading on the NYSE (generally 4:00 p.m., Eastern Time). Each Portfolio calculates the net asset value (“NAV”) of each class of its shares by dividing the total value of each class’s net assets by the number of shares outstanding. The NAV for each Portfolio also may be calculated on any other day in which there is sufficient liquidity in the securities held by the Portfolio. The days and times of such computation may, in the future, be changed by the Trustees in the event that the portfolio securities are traded in significant amounts in markets other than the NYSE, or on days or at times other than those during which the NYSE is open for trading.

Stocks are generally valued based upon closing sales prices reported on recognized securities exchanges for which securities are principally traded. Stocks listed on the NASDAQ are valued using the NASDAQ Official Closing Price (“NOCP”). Generally, the NOCP will be the last sale price unless the reported trade for the stock is outside the range of the bid/ask price. In such cases, the NOCP will be normalized to the nearer of the bid or ask price. For listed securities having no sales reported and for unlisted securities, such securities will be valued based upon the last reported bid price.

As of the close of regular trading on the NYSE, securities traded primarily on security exchanges outside the United States are valued at the last sale price on such exchanges on the day of valuation, or if there is no sale on the day of valuation, at the last-reported bid price. If a security’s price is available from more than one exchange, a Portfolio uses the exchange that is the primary market for the security. However, depending on the foreign market, closing prices may be up to 15 hours old when they are used to price the Portfolio’s shares, and the Portfolio may determine that certain closing prices do not reflect the fair value of the security. This determination will be based on the review of a number of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. If the Portfolio determines that closing prices do not reflect the fair value of the securities, the Portfolio will adjust the previous closing prices in accordance with the pricing procedures approved by the Board to reflect what it believes to be the fair value of the securities as of the close of regular trading on the NYSE. A Portfolio may also fair value securities in other situations, for example, when a particular foreign market is closed but the Portfolio is open. For foreign equity securities and foreign equity futures contracts, the Portfolio uses an outside pricing service to provide it with closing market prices and information used for adjusting those prices.

Futures contracts traded on national securities exchanges are valued at the quoted daily settlement price established by the exchange on which they trade as reported by a Board-approved pricing service. Option contracts traded on national securities exchanges are valued at the mean of the last bid and ask price reported by a Board-approved pricing service as of the close of the exchange for which they are traded. Option contracts traded over the counter will be valued based upon the average of quotations received from at least two brokers in such securities or currencies. Option contracts on swaps (“Swaptions”) and other option derivatives (i.e., straddle options) are valued at a mid-valuation provided by a Board-approved pricing service. Swap contracts traded on national securities exchanges are valued at the closing price of the exchange on which they are traded or if a closing price of the exchange is not available, the swap will be valued using a mid-valuation provided by a Board-approved pricing service,. Swap contracts traded over the counter will be valued at a mid-valuation provided by a Board-approved pricing service. Forward Contracts are valued at the 4:00 p.m. Eastern Time forward rate.

Investments in registered investment companies that do not trade on an exchange are valued at the end of day net asset value per shares. Investments in registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Bonds, debentures, and other debt securities are valued at evaluated bid prices obtained for the day of valuation from a Board approved pricing service. The pricing services may use valuation models or matrix pricing which considers information with respect to comparable bond and note transactions, quotations from bond dealers, or by reference to other securities that are considered comparable in such characteristics as rating, interest rate, and maturity date, option adjusted spread models, prepayments projections, interest rate spreads, and yield curves to determine current value. If a price is unavailable from a Board-approved pricing service, the securities may be priced at the mean of two independent quotes obtained from brokers.

Senior floating rate loans (“Loans”) are valued at the average of available bids in the market for such Loans, as provided by a Board-approved pricing service.

Other securities are valued on the basis of last sale or bid price (if a last sale price is not available) which is, in the opinion of the Adviser, the broadest and most representative market, that may be either a securities exchange or over-the-counter market.

The Board is responsible for the share valuation process and has adopted policies and procedures (the “PRC Procedures”) for valuing the securities and other assets held by the Portfolios, including procedures for the fair valuation of securities and other assets for which market quotations are not readily available or are unreliable. The PRC Procedures provide for the establishment of a pricing review committee, which is responsible for, among other things, making certain determinations in connection with the Trust’s fair valuation procedures. There is no single standard for making fair value determinations, which may result in prices that vary from those of other funds.

Each business day, the Portfolios’ NAVs are transmitted electronically to insurance companies that use the Portfolios as underlying investment options for Variable Contracts.

EXECUTION OF PORTFOLIO TRANSACTIONS

It is the policy of the Trust, in effecting transactions in portfolio securities, to seek the best execution at the most favorable prices. The determination of what may constitute best execution involves a number of considerations, including the economic result to the Trust (involving both price paid or received and any commissions and other costs), the efficiency with which the transaction is effected where a large block is involved, confidentiality (including trade anonymity), the availability of the broker to stand ready to execute potentially difficult transactions and the financial strength and stability of the broker. Such considerations are judgmental and are considered in determining the overall reasonableness of brokerage commissions paid. Sales of Portfolio shares are not considered a factor in the selection of a broker to effect transactions in Portfolio securities.

A factor in the selection of brokers is the receipt of research services analyses and reports concerning issuers, industries, securities, economic factors and trends and other statistical and factual information. Research and other statistical and factual information provided by brokers is considered to be in addition to and not in lieu of services required to be performed by the Manager.

A Manager may cause a Portfolio to pay such broker-dealers commissions that exceed what other broker-dealers may have charged, if in its view the commissions are reasonable in relation to the value of the brokerage and/or research services provided by the broker-dealer. The extent to which commissions may reflect the value of research services cannot be presently determined. To the extent that research services of value are provided by broker-dealers with or through whom the Manager places the Trust’s portfolio transactions, the Manager may be relieved of expenses it might otherwise bear. Research services furnished by broker-dealers may be used by the Manager in connection with the Trust and could be useful and of value to the Manager in serving other clients as well as the Trust. Research services obtained by the Manager as a result of the placement of portfolio brokerage of other clients could also be useful and of value in serving the Trust.

In the OTC market, securities are generally traded on a “net” basis with dealers acting as principal for their own accounts without a stated commission, although the price of a security usually includes a profit to the dealer. The Trust’s Portfolios may, however, effect certain “riskless principal transactions” in the over-the-counter market with a stated commission. In underwritten offerings, securities are purchased at a fixed price, which includes an amount of compensation to the underwriter, generally referred to as the underwriter’s concession or discount. On occasion, certain money market instruments may be purchased directly from an issuer, in which case no commissions or discounts are paid. The Trust has obtained an exemptive order from the SEC, permitting the Trust in certain circumstances to deal with securities dealers (that may be deemed to be affiliated persons of affiliated persons of the Trust solely because of a subadvisory relationship with one or more Portfolios) as a principal in purchases and sales of certain securities, and to pay commissions, fees or other remuneration to such securities dealers in connection with the sale of securities to or by any of the Portfolios on a securities exchange without complying with certain of the requirements of Rule 17e-1 under the 1940 Act.

Subject to the above considerations, a Manager may use broker-dealer affiliates of a Manager as a broker for any Portfolio. In order for such broker-dealer to effect any portfolio transactions for a Portfolio, the commissions, fees or other remuneration received by the broker-dealer must be reasonable and fair compared to the commissions, fees or other remuneration paid to other brokers in connection with comparable transactions involving similar securities being purchased or sold on a securities exchange during a comparable period of time. This standard would allow such broker-dealer to receive no more than the remuneration that would be expected to be received by an unaffiliated broker in a commensurate arm’s-length transaction. Furthermore, the Trustees of the Trust, including a majority of the Independent Trustees, have adopted procedures that are reasonably designed to provide that any commissions, fees or other remuneration paid to such broker-dealers are consistent with the foregoing standard. These types of brokerage transactions are also subject to such fiduciary standards as may be imposed upon the broker-dealers by applicable law.

Commission Recapture Program. The Trust implemented a commission recapture program in April 2005. The Board determined that a commission recapture program is in the best interest of each Portfolio and its shareholders and therefore has conveyed that information to the subadvisers. A commission recapture program includes those arrangements under which products or services (other than execution of securities transactions) or commissions are recaptured for a client from or through a broker-dealer, in exchange for directing the client’s brokerage transactions to that broker-dealer who commits to returning a portion of its commission to the respective underlying Portfolio. A Portfolio may participate in a commission recapture program, provided the Portfolio Manager can obtain the best price and execution for trades. Thus a Portfolio may benefit from the products or services or recaptured commissions obtained through the commission recapture program, although there may be other transaction costs, greater spreads, or less favorable net prices on transactions. As long as the trader executing the transaction for a Portfolio indicates that this is a commission recapture transaction, the Portfolio will get a percentage of commissions paid on either domestic trades or international trades credited back to the Portfolio. The brokerage of one Portfolio will not be used to help pay the expenses, or otherwise recaptured for the benefit, of any other Portfolio. SAAMCo will continue to waive its fees or reimburse expenses for any Portfolio for which it has agreed to do so. All expenses paid through the commission recapture program will be over and above such waivers and/or reimbursements, so that SAAMCo will not receive any direct or indirect economic benefit from the commission recapture program.

The following table reflects the commission recapture activity for the fiscal year ended March 31, 2016.

2016
Portfolio	Amount ($)	% of Net Assets

Allocation Balanced	—	—
Allocation Growth	—	—
Allocation Moderate Growth	—	—
Allocation Moderate	—	—
Asset Allocation: Diversified Growth Portfolio	$4,698	0.00%
Diversified Fixed Income Portfolio	—	—
International Equity Portfolio	$15,702	0.00%

2016
Portfolio	Amount ($)	% of Net Assets

Large Cap Growth Portfolio	$6,601	0.00%
Large Cap Value Portfolio	$3,737	0.00%
Mid Cap Growth Portfolio	$1,741	0.00%
Mid Cap Value Portfolio	$20,949	0.01%
Multi-Managed Growth Portfolio	$1,272	0.00%
Multi-Managed Income Portfolio	$171	0.00%
Multi-Managed Income/Equity Portfolio	$411	0.00%
Multi-Managed Moderate Growth Portfolio	$1,796	0.00%
Real Return Portfolio	—	—
SA Columbia Focused Growth Portfolio	$13,447	0.01%
SA Columbia Focused Value Portfolio	18,628	0.01%
Small Cap Portfolio	$9,290	0.00%
Stock Portfolio	$4,191	0.00%

Brokerage Commissions. The following tables set forth the brokerage commissions paid by the Portfolios and the amounts of the brokerage commissions paid to affiliated broker-dealers of such Portfolios for the past three fiscal years. In addition, for the fiscal year ended March 31, 2016, the Portfolios’ directed the following amounts of portfolio securities transactions, and commissions paid thereon, to broker-dealers which provided research services to the Portfolios’ subadvisers:

2016 Brokerage Commissions

Portfolio	Aggregate Brokerage Commissions	Amount Paid to Affiliated Broker-Dealers	Percentage of Commissions Paid to Affiliated Broker-Dealers	Percentage of Amount of Transactions Involving Payment of Commissions to Affiliated Broker-Dealers	Gross Dollar Value of Purchase/Sales Directed to Research Providers	Dollar Amount of Commissions Directed to Research Providers
Allocation Balanced	—	—	—	—	—	—
Allocation Growth	—	—	—	—	—	—
Allocation Moderate	—	—	—	—	—	—
Allocation Moderate Growth	—	—	—	—	—	—
Asset Allocation: Diversified Growth	$149,405	—	—	—	$202,388,149	$133,871
Diversified Fixed Income	$65,095	—	—	—	—	—
International Equity	$514,819	—	—	—	$1,334,010,588	$1,000,998
Large Cap Growth	$159,956	$1,037	0.65%	0.56%	$430,523,338	$148,868
Large Cap Value	$364,960	—	—	—	$482,831,016	$120,196
Mid Cap Growth	$89,584	—	—	—	$62,535,916	$7,179
Mid Cap Value	$252,232	$12,082	4.79%	3.53%	$376,963,897	$209,148
Multi-Managed Growth	$30,998	—	—	—	$68,749,008	$20,560
Multi-Managed Income	$11,653	—	—	—	$13,820,652	$5,734
Multi-Managed Income/Equity	$19,555	—	—	—	$33,191,578	$13,754
Multi-Managed Moderate Growth	$52,349	—	—	—	$112,798,959	$31,694
Real Return	—	—	—	—	—	—
SA Columbia Focused Growth	$123,201	—	—	—	$33,412,025	$8,630
SA Columbia Focused Value	$231,064	—	—	—	—	—
Small Cap	$200,216	—	—	—	$307,660,336	$62,572
Stock	$106,982	—	—	—	$27,039,233	$3,291

2015 Brokerage Commissions

Portfolio	Aggregate Brokerage Commissions	Amount Paid to Affiliated Broker-Dealers	Percentage of Commissions Paid to Affiliated Broker-Dealers	Percentage of Amount of Transactions Involving Payment of Commissions to Affiliated Broker-Dealers
Allocation Balanced	—	—	—	—
Allocation Growth	—	—	—	—
Allocation Moderate	—	—	—	—
Allocation Moderate Growth	—	—	—	—
Asset Allocation: Diversified Growth	$139,438	—	—	—
Diversified Fixed Income*	$84,442	—	—	—
International Equity	$943,139	—	—	—
Large Cap Growth	$128,199	$254	0.20%	0.25%
Large Cap Value*	$202,384	—	—	—
Mid Cap Growth	$86,255	—	—	—
Mid Cap Value*	$571,806	$29,435	5.15%	5.71%
Multi-Managed Growth	$40,469	$651	1.61%	1.67%
Multi-Managed Income	$18,634	—	—	—
Multi-Managed Income/Equity	$31,084	—	—	—
Multi-Managed Moderate Growth	$69,336	$878	1.27%	1.40%
Real Return	$1	—	—	—
SA Columbia Focused Growth	$106,028	—	—	—
SA Columbia Focused Value	$94,075	$34	0.04%	0.07%
Small Cap*	$248,512	—	—	—
Stock	$87,745	—	—	—

*	The Diversified Fixed Income Portfolio, Large Cap Value Portfolio, Mid Cap Value Portfolio and Small Cap Portfolio experienced a significant increase in aggregate brokerage commissions for the fiscal year ended March 31, 2015 as compared to the aggregate brokerage commissions for the fiscal year ended March 31, 2014. These increases resulted from the realignment of the composition of the Portfolios due to changes to the portfolio management teams for the Diversified Fixed Income, Large Cap Value and Small Cap Portfolios and the change of subadvisers for the Mid Cap Value Portfolio.

2014 Brokerage Commissions

Portfolio	Aggregate Brokerage Commissions	Amount Paid to Affiliated Broker-Dealers	Percentage of Commissions Paid to Affiliated Broker-Dealers	Percentage of Amount of Transactions Involving Payment of Commissions to Affiliated Broker-Dealers
Allocation Balanced	—	—	—	—
Allocation Growth	—	—	—	—
Allocation Moderate	—	—	—	—
Allocation Moderate Growth	—	—	—	—
Asset Allocation: Diversified Growth	$127,181	—	—	—
Diversified Fixed Income	$31,682	—	—	—
International Equity	$924,654	—	—	—
Large Cap Growth	$216,436	—	—	—
Large Cap Value	$165,882	—	—	—
Mid Cap Growth	$86,533	—	—	—
Mid Cap Value	$232,415	$6,709	2.89%	3.91%
Multi-Managed Growth	$51,985	$868	1.67%	2.83%
Multi-Managed Income	$14,417	—	—	—
Multi-Managed Income/Equity	$29,654	—	—	—
Multi-Managed Moderate Growth	$84,929	$1,404	1.65%	2.82%
SA Columbia Focused Growth	$114,462	—	—	—
SA Columbia Focused Value	$191,897	$145	0.08%	0.01%

Portfolio	Aggregate Brokerage Commissions	Amount Paid to Affiliated Broker-Dealers	Percentage of Commissions Paid to Affiliated Broker-Dealers	Percentage of Amount of Transactions Involving Payment of Commissions to Affiliated Broker-Dealers
Real Return	—	—	—	—
Small Cap	$138,225	$3,562	2.58%	2.83%
Stock	$76,606	—	—	—

The policy of the Trust with respect to brokerage is reviewed by the Board from time-to-time. Because of the possibility of further regulatory developments affecting the securities exchanges and brokerage practices generally, the foregoing practices may be modified.

The following table sets forth the value of the Portfolio’s holdings of securities of the Trust’s regular brokers and dealers (as defined under Rule 10b-1 under the 1940 Act) and their parents as of March 31, 2016.

Portfolio	Broker-Dealer	Debt/ Equity	Value ($)(000’s)

Asset Allocation: Diversified Growth	MORGAN STANLEY	E	$738
	STATE STREET CORP.	E	234
	STATE STREET CORP.	D	77
	JP MORGAN CHASE & CO.	D	602
	JP MORGAN CHASE & CO.	E	1,871
	BANK OF AMERICA CORP.	D	4,871
	BNP PARIBAS	E	180
	MORGAN STANLEY	D	408
	CITIGROUP, INC	D	341
	CITIGROUP, INC	E	1,566
	UBS AG	E	24
	CREDIT SUISSE GROUP AG	D	2
	CREDIT SUISSE GROUP AG	E	26
	GOLDMAN SACHS & CO	D	11
	BARCLAYS PLC	E	45
	BARCLAYS PLC	D	102
	ROYAL BANK OF SCOTLAND	D	42

Diversified Fixed Income	BANK OF AMERICA CORP.	D	13,668
	BARCLAYS PLC	D	4,947
	ROYAL BANK OF SCOTLAND	D	1,990
	UBS AG	D	1,743
	DEUTSCHE BANK AG	D	2,562
	GOLDMAN, SACHS & CO.	D	11,405
	CITIGROUP, INC.	D	221,785
	BNP PARIBAS	D	2,556
	MORGAN STANLEY	D	17,899
	STATE STREET CORP.	D	23,765
	CREDIT SUISSE GROUP AG	D	2,824
	JP MORGAN CHASE & CO.	D	23,458

International Equity	STATE STREET CORP.	D	15,427
	CREDIT SUISSE GROUP AG	E	1,120
	UBS AG	E	4,500
	DEUTSCHE BANK AG	E	787
	ROYAL BANK OF SCOTLAND	E	1,016
	BARCLAYS PLC	E	1,254

Portfolio	Broker-Dealer	Debt/ Equity	Value ($)(000’s)

Large Cap Growth	STATE STREET CORP.	D	810
	MORGAN STANLEY	E	314
	BNP PARIBAS	D	2,000

Large Cap Value	STATE STREET CORP.	E	857
	STATE STREET CORP.	D	2,556
	GOLDMAN, SACHS & CO.	E	8,621
	BANK OF AMERICA CORP.	E	11,216
	BANK OF AMERICA CORP.	D	2,075
	BARCLAYS CAPITAL INC	D	910
	DEUTSCHE BANK AG	D	1,820
	BNP PARIBAS	D	1,820
	MORGAN STANLEY	E	741
	ROYAL BANK OF SCOTLAND	D	1,275
	CITIGROUP, INC	D	12,876
	JP MORGAN CHASE & CO.	E	28,744

Mid Cap Growth	BANK OF AMERICA CORP.	D	490
	DEUTSCHE BANK AG	D	430
	BARCLAYS PLC	D	215
	BNP PARIBAS	D	430
	STATE STREET CORP.	D	337
	ROYAL BANK OF SCOTLAND	D	300

Mid Cap Value	STATE STREET CORP.	D	3,274

Multi-Managed Growth	BANK OF AMERICA CORP.	D	203
	BARCLAYS PLC	D	105
	BNP PARIBAS	D	405
	CITIGROUP, INC	D	412
	DEUTSCHE BANK AG	D	5
	GOLDMAN, SACHS & CO.	D	204
	JP MORGAN CHASE & CO.	D	883
	STATE STREET CORP.	D	211
	ROYAL BANK OF SCOTLAND	D	10
	CREDIT SUISSE GROUP AG	D	63
	UBS AG	D	21
	INVESTMENT TECHNOLOGY GROUP, INC.	E	33
	MORGAN STANLEY	D	469

Multi-Managed Income	BANK OF AMERICA CORP.	D	800
	BARCLAYS PLC	D	507
	BNP PARIBAS	D	430
	CITIGROUP GLOBAL MARKETS, INC.	D	1,203
	CREDIT SUISSE GROUP AG	D	436
	DEUTSCHE BANK AG	D	130
	GOLDMAN, SACHS & CO.	D	646
	JP MORGAN CHASE & CO.	D	2,338
	MORGAN STANLEY	D	1,299
	ROYAL BANK OF SCOTLAND	D	127
	UBS AG	D	88

Multi-Managed Income/Equity	BANK OF AMERICA CORP.	D	719
	BARCLAYS PLC	D	486

Portfolio	Broker-Dealer	Debt/ Equity	Value ($)(000’s)
	BNP PARIBAS	D	425
	CITIGROUP, INC.	D	1,144
	CREDIT SUISSE GROUP AG	D	362
	DEUTSCHE BANK AG	D	125
	GOLDMAN, SACHS & CO.	D	647
	JP MORGAN CHASE & CO.	D	2,370
	MORGAN STANLEY	D	1275
	ROYAL BANK OF SCOTLAND	D	127
	UBS AG	D	312

Multi-Managed Moderate Growth	INVESTMENT TECHNOLOGY GROUP, INC.	E	49
	CREDIT SUISSE GROUP AG	D	360
	BANK OF AMERICA CORP.	D	608
	BARCLAYS PLC	D	455
	BNP PARIBAS	D	990
	CITIGROUP, INC.	D	1,110
	DEUTSCHE BANK AG	D	90
	GOLDMAN, SACHS & CO.	D	544
	JP MORGAN CHASE & CO.	D	1,579
	MORGAN STANLEY	D	1,091
	ROYAL BANK OF SCOTLAND	D	92
	STATE STREET CORP.	D	555
	UBS AG	D	73

Real Return	BANK OF AMERICA CORP.	D	7,555
	BARCLAYS PLC	D	3,335
	BNP PARIBAS	D	6,675
	DEUTSCHE BANK AG	D	6,675
	ROYAL BANK OF SCOTLAND	D	4,675

SA Columbia Focused Growth	STATE STREET CORP.	D	8,306

SA Columbia Focused Value	STATE STREET CORP.	D	29,189
	CITIGROUP, INC.	E	7,724
	BANK OF AMERICA CORP.	E	10,816
	MORGAN STANLEY	E	8,128
	JP MORGAN CHASE & CO.	E	7,403

Small Cap	STATE STREET CORP.	D	2,812
	INVESTMENT TECHNOLOGY GROUP, INC.	E	403

Stock	STATE STREET CORP.	E	2,838
	STATE STREET CORP.	D	653
	MORGAN STANLEY	E	4,592

The Adviser and subadvisers and their respective affiliates may manage, or have proprietary interests in, accounts with similar, dissimilar or the same investment objective as one or more Portfolios of the Trust. Such account may or may not be in competition with a Portfolio for investments. Investment decisions for such accounts are based on criteria relevant to such accounts; portfolio decisions and results of the Portfolio’s investments may differ from those of such other accounts. There is no obligation to make available for use in managing the Portfolio any information or strategies used or developed in managing such accounts. In addition, when two or more accounts seek to purchase or sell the same assets, the assets actually purchased or sold may be allocated among accounts on a good faith equitable basis at the discretion of the account’s adviser. In some cases, this system may adversely affect the price or size of the position obtainable for a Portfolio.

If determined by the Adviser or subadviser to be beneficial to the interests of the Trust, partners and/or employees of the Adviser or subadviser may serve on investment advisory committees, which will consult with the Manager regarding investment objectives and strategies for the Trust. In connection with serving on such a committee, such persons may receive information regarding a Portfolio’s proposed investment activities that is not generally available to unaffiliated market participants, and there will be no obligation on the part of such persons to make available for use in managing the Portfolio any information or strategies known to them or developed in connection with their other activities.

It is possible that a Portfolio’s holdings may include securities of entities for which a subadviser or its affiliate performs investment banking services as well as securities of entities in which the Manager or its affiliate makes a market. From time to time, such activities may limit a Portfolio’s flexibility in purchases and sales of securities. When a subadviser or its affiliate is engaged in an underwriting or other distribution of securities of an entity, the Manager may be prohibited from purchasing or recommending the purchase of certain securities of that entity for the Portfolio.

Because each Managed Component of a Multi-Managed Seasons Portfolio and each separate portion of a Multi-Managed Seasons Select Portfolio will be managed independently of each other, it is possible that the same security may be purchased and sold on the same day by two separate Managed Components or separate portion, resulting in higher brokerage commissions for the Portfolio.

GENERAL INFORMATION

Custodian. State Street Bank and Trust Company (“State Street”), One Lincoln Street, Boston, Massachusetts 02111, serves as the Trust’s custodian. In this capacity, State Street maintains the portfolio securities held by the Trust, administers the purchase and sale of portfolio securities, and performs certain other duties.

Transfer Agent. VALIC Retirement Services Company (“VRSCO”), 2929 Allen Parkway, Houston, Texas 77019, is the Trust’s transfer and dividend disbursing agent pursuant to the Master Transfer Agency and Service Agreement (“Service Agreement”). The Service Agreement provides for a combined annual payment of $150,000 by the Trust, SAST and Anchor Series Trust for transfer agency and related services. The transfer agency charge will be allocated based on the number of shareholders per each Trust.

Independent Registered Public Accounting Firm and Legal Counsel. PricewaterhouseCoopers LLP (“PwC”), 1201 Louisiana Street, Suite 2900, Houston, Texas 77002, has been selected as the Trust’s independent registered public accounting firm. PwC performs an annual audit of the Trust’s financial statements and provides tax advisory services, tax return preparation and accounting services relating to filings with the SEC. The firm of Willkie Farr & Gallagher LLP, 787 Seventh Avenue, New York, New York 10019-6099, has been selected to provide legal counsel to the Trust.

Reports to Shareholders. Persons having a beneficial interest in the Trust are provided at least semi-annually with reports showing the investments of the Portfolios, financial statements and other information. The Trust files schedules of its portfolio holdings with the SEC for the first and third quarters of each fiscal year (June 30th and December 31st) on Form N-Q. Shareholders may obtain Form N-Q by visiting the SEC’s website at http://www.sec.gov or visiting the SEC’s Public Reference Room. Information on the operation of the Public Reference Room may be obtained by calling (202) 942-8900.

Registration Statement. A registration statement has been filed with the SEC under the Securities Act and the 1940 Act. The Prospectuses and this SAI do not contain all information set forth in the registration statement, its amendments and exhibits thereto, that the Trust has filed with the SEC, Washington, D.C., to all of which reference is hereby made.

PROXY VOTING POLICIES AND PROCEDURES

Proxy Voting Responsibility. The Trust has adopted policies and procedures for the voting of proxies relating to portfolio securities (the “Policies”). The Policies were drafted according to recommendations by SAAMCo and an independent proxy voting agent. The Policies enable the Trust to vote proxies in a manner consistent with the best interests of the Trust and the Trust’s shareholders. A committee has been established (the “Proxy Voting Committee”) to administer the voting of all Trust proxies in accordance with the Policies. The Proxy Voting Committee will consist of a member of the Investment Management Department, at least one member of the Legal and Compliance Departments, and at least one person with respect to SAAMCo who oversees advisers (with respect to the Portfolios, the investment discretion over which is delegated to the subadviser) or their designees.

The Proxy Voting Committee has engaged an independent voting agent to assist in issue analysis, vote recommendations for proxy proposals, and to assist the Trust with certain responsibilities including recordkeeping of proxy votes.

The Trust is generally a passive investor in holding portfolio securities, seeking to maximize shareholder value, but not necessarily to exercise control over the issuers of portfolio securities or otherwise advance a particular social agenda. The Trust generally will abstain on “social issue proposals” as described herein.

In addition, in accordance with local law or business practices, many foreign companies prevent the sales of shares that have been voted for a certain period beginning prior to the shareholder meeting and ending on the day following the meeting. The Board has determined that the costs of voting proxies with respect to such shares of foreign companies generally outweigh any benefits that may be achieved by voting such proxies. The costs of voting such proxies include the potentially serious portfolio management consequences of reduced flexibility to sell the shares at the most advantageous time for the particular Portfolio. As a result, such proxies generally will not be voted in the absence of an unusual, significant vote of compelling economic importance.

Case-By-Case Voting Matters. The Proxy Voting Committee has established proxy voting guidelines (the “Guidelines”), which identify certain items to be determined on a case-by-case basis.. In these circumstances, and in proposals not specifically addressed by the Policies, the Proxy Voting Committee generally will rely on guidance or a recommendation from the independent proxy voting agent. In these instances, the Proxy Voting Committee will recommend the vote that will maximize value for, and is in the best interests of, the Trust’s shareholders.

Examples of the Trust’s Positions on Voting Matters. Consistent with the approaches described above, the following are examples of the Trust’s voting positions on specific matters:

•	Vote on a case-by-case basis on proposals to increase authorized common stock;

•	Vote on a case-by-case basis on most mutual fund matter shareholder proposals to terminate the investment adviser;

•	Vote on a case-by-case basis regarding merger and acquisition matters;

•	Not vote proxies for index funds/portfolios and passively managed funds/portfolios;

•	Not vote proxies for securities that are out on loan;

•	Vote on a case-by-case basis on equity compensation plans.

Conflicts of Interest. Members of the Proxy Voting Committee will resolve conflicts of interest presented by a proxy vote. In practice, application of the Trust’s Guidelines will in most instances adequately address any possible conflicts of interest, as votes generally are effected according to the Policies or recommendations of the independent proxy voting agent.

However, if a situation arises where a vote presents a conflict between the interests of the Trust’s shareholders and the interest of SAAMCo, or one of SAAMCo’s or the underwriter’s affiliates, and the conflict is known to the Proxy Voting Committee, the Proxy Voting Committee will consult with one Trustee who is not an “interested person,” as that term is defined in the 1940 Act, time permitting, before casting the vote to ensure that the Trust votes in the best interest of its shareholders. Any individual with a known conflict may be required by the Proxy Voting Committee to recuse himself or herself from being involved in the proxy voting decision.

Proxy Voting Records. The Proxy Voting Committee will be responsible for documenting its basis for any determination to vote in a non-uniform or contrary manner, as well as, for ensuring the maintenance of records for each proxy vote cast on behalf of the Trust. The proxy voting agent will maintain records of voting decisions for each vote cast on behalf of the Trust. The proxy voting record for the most recent twelve-month period ended June 30 can be obtained, without charge, by calling (800) 445-7862 and is also available on the SEC’s website at http://www.sec.gov.

DISCLOSURE OF PORTFOLIO HOLDINGS POLICIES AND PROCEDURES

The Board has adopted policies and procedures relating to disclosure of the Portfolios’ securities. These policies and procedures prohibit the release of information concerning portfolio holdings which have not previously been made public to individual investors, institutional investors, intermediaries that distribute the Portfolios’ shares and other parties which are not employed by the Adviser or its affiliates. Except when there are legitimate business purposes for selective disclosure and other conditions (designed to protect the Portfolios and their participants) are met, the Trust does not provide or permit others to provide information about the Portfolios’ holdings on a selective basis.

The Trust makes the Portfolios’ portfolio holdings available semi-annually in shareholder reports filed on Form N-CSR and after the first and third fiscal quarters in regulatory filings on Form N-Q. These shareholder reports and regulatory filings are filed with the SEC, as required by federal securities laws, and are generally available within sixty (60) days of the end of the Trust’s fiscal quarter. In addition the Trust’s complete holdings information will be made available on the Trust’s website on a monthly basis. The Portfolios’ holdings at the end of each month will be posted approximately 30 days after the month end.

In addition, the Trust generally makes publicly available, on a periodic basis, information regarding a Portfolio’s top ten holdings (including name and percentage of a Portfolio’s assets invested in each holding) and the percentage breakdown of a Portfolio’s investments by country, sector and industry, as applicable. This information, marketing communications (including printed advertising and sales literature) is generally made available at www.aig.com/getprospectus or online through the internet websites of the life insurance companies offering the Portfolios as investment options, and/or the Trust’s telephone customer service centers. This information is generally not released until the information is at least 15 days old, unless otherwise approved by the Trust’s legal department. The Trust and its affiliates are not authorized to receive compensation or other consideration for the non-public disclosure of portfolio holdings information.

Before any non-public disclosure of information about a Portfolio’s holdings is permitted, any employee seeking to disclose such information must submit a written form to his or her department head requesting the release of non-public portfolio holdings information. The request must then be submitted to the legal and compliance departments of that Adviser and the Trust. The Trust’s Chief Compliance Officer and/or the Adviser’s legal counsel are responsible for authorizing the selective release of portfolio holding information. If the request is approved, the Trust and the third party must execute a confidentiality agreement governing the third party’s duties with respect to the portfolio holdings information, which includes the duty to keep such information confidential.

The Trust’s executive officers and the Adviser’s legal counsel are responsible for determining whether there is a legitimate business purpose for the disclosure of such information and whether there are conflicts between the Portfolios’ participants and the Portfolios’ affiliates. To find that there is a legitimate business purpose, it must be determined that the selective disclosure of portfolio holdings information is necessary for the Portfolios’ operation or useful to the Portfolios’ participants without compromising the integrity or performance of the Portfolios.

Non-public holdings information may be provided to the Trust’s service providers on an as-needed basis in connection with the services provided to the Portfolios of the Trust by such service providers. Information may be provided to these parties without a time lag. Service providers that may be provided with information concerning the Portfolios’ holdings include the Adviser and its affiliates, legal counsel, independent registered public accounting firms, custodian, fund accounting agent, financial printers, proxy voting service providers and broker-dealers who are involved in executing portfolio transactions on behalf of the Trust’s Portfolios. Portfolio holdings information may also be provided to the Board. The entities to which the Trust provides portfolio holdings information either by explicit arrangement or by virtue of their respective duties to the Portfolios of the Trust are required to maintain the confidentiality of the information provided.

At each quarterly meeting of the Board, the Trustees review a report disclosing the third parties to whom the Portfolios’ holdings information has been disclosed and the purpose for such disclosure, and consider whether or not the release of information to such third parties is in the best interest of the Portfolios and its participants.

•	Subadvisers. Each subadviser is continuously provided with the entire portfolio holdings for each Portfolio that it subadvises on a daily basis. In the case of a multi-managed Portfolio, the subadviser has access only to that portion of the Portfolio’s holdings that it subadvises. In the event a sub-adviser is engaged to assume sub-advisory duties of a Portfolio, the Trust routinely discloses portfolio holdings information to such sub-adviser prior to its assumption of duties.

•	PwC. PwC is provided with entire portfolio holdings information during periods in which it performs its audits of the Portfolios’ financial statements. PwC does not disclose to third parties information regarding the Portfolios’ holdings.

•	Ernst & Young LLP (“E&Y”). E&Y is provided with portfolio holdings information for certain portfolios with foreign investments twice a year in order to perform PFIC Analysis. E&Y does not disclose to third parties information regarding the Portfolios’ holdings.

•	State Street. State Street, as custodian to the Portfolios, has daily access to the entire holdings of each Portfolio. State Street does not disclose or release information regarding the Portfolios’ holdings except as instructed by the Portfolio.

•	Lipper. The Performance Measurement Group discloses the entire portfolio holdings information for each Portfolio on a monthly basis. This information is disclosed approximately fifteen (15) days after the month end. Lipper analyzes the information to produce various statistical measures and general portfolio information (including equity investment style, asset category percentages, credit analysis, top 10 and top 25 holdings, sector weighting, etc.) and uses the information to determine each Portfolio’s asset class and category in order to place each Portfolio in the appropriate peer group. Lipper does not disclose the entire portfolio holdings of each Portfolio, but does disclose the information listed above. This information is made available to Lipper subscribers approximately sixty (60) days after the receipt of information from the Portfolio.

•	Morningstar. Morningstar is a subscription-based service, though certain information regarding stocks and retail mutual funds may be accessed through its web site at no charge. Information regarding the Portfolios are available only with a subscription. State Street forwards entire portfolio holdings information to Morningstar on a monthly basis, approximately thirty (30) days after each month end. Morningstar analyzes the information to produce various reports that contain statistical measures and other portfolio information (including equity style, asset category percentages, credit analysis, top 10 and top 25 holdings, sector weighting, etc.). Through Morningstar’s DataLab product, entire portfolio holdings information is available to subscribers approximately within one week of Morningstar’s receipt of the information. Other Morningstar subscription-based products provide statistical measures and portfolio information generally between fifteen (15) to thirty (30) days after its receipt of such information.

•	S&P. The Performance Measurement Group discloses the entire portfolio holdings information for each Portfolio on a quarterly basis, approximately thirty (30) days after the month end. S&P analyzes the information to produce various statistical measures and general portfolio information (including equity investment style, asset category percentages, credit analysis, top 10 and top 25 holdings, sector weighting, etc.) and uses the information to determine each Portfolio’s asset class and category in order to place each Portfolio in the appropriate peer group. S&P does not disclose the entire portfolio holdings of each Portfolio, but does disclose the information listed above. This information is made available to S&P subscribers approximately sixty (60) days after the receipt of information from the Portfolio.

•	Bloomberg. The Performance Measurement Group discloses the entire portfolio holdings information for each Portfolio on a quarterly basis, approximately thirty (30) days after the month end. This information is made available to subscribers of Bloomberg’s various databases within one (1) to fourteen (14) days of its receipt.

•	Thomson Financial. The Performance Measurement Group discloses the entire portfolio holdings information for each Portfolio on a monthly basis, approximately thirty (30) days after the month end. This information is made available to subscribers of Thomson Financial’s various databases within a few days of its receipt.

•	Financial Printers. Portfolio Accounting provides various financial printers with portfolio holdings information between thirty (30) and sixty (60) days after each portfolio’s fiscal quarter. Financial printers assist the Portfolios with the filing of their annual and semi-annual shareholder reports and quarterly regulatory filings with the SEC and the printing of shareholder reports for distribution to participants. Financial printers do not disclose the information publicly other than to file the document on the SEC’s EDGAR database.

•	Investment Company Institute (“ICI”). Portfolio Accounting provides the ICI with certain holdings information (top 10 holdings, sector weighting and asset categories) regarding the Portfolios on a quarterly basis, approximately fifteen (15) days after the quarter end. The ICI uses this information for survey purposes and does not disclose a particular Portfolio’s holding information publicly.

•	Zeno Consulting Group (formerly, Plexus Group) (“Zeno”). State Street provides purchase and sale information with respect to the Portfolios’ equity holdings on a quarterly basis approximately fifteen (15) days after the quarter end. Zeno analyzes the information to produce reports containing brokerage execution statistics and comparisons. These reports are provided to the Portfolios and Zeno does not disclose publicly the information they receive or the reports they prepare. SAAMCo’s contract with Zeno includes a confidentiality clause.

•	Manhattan Creative Partners (d/b/a Diligent). Marketing provides Diligent with entire portfolio holdings on a monthly basis approximately seven (7) days after the month end. Diligent services the website of the SunAmerica Mutual Funds. Diligent also hosts the Board’s online meeting materials.

•	Institutional Shareholder Services (“ISS”). ISS, formerly RiskMetrics Group, downloads weekly portfolio information (i.e. custodian identification number, security identification number, share position and description of the security) through State Street Insight System. This information is used for the purposes of voting proxies on behalf of a Portfolio, evaluating the Portfolio’s eligibility for participating in, and filing proofs of claim on behalf of, the Portfolio in securities class action lawsuits. ISS does not publicly disclose the information except as may be required when filing a proof of claim in connection with a Portfolio’s participation in a securities class action lawsuit. SAAMCo’s contract with ISS includes confidentiality requirements.

•	SunAmerica Retirement Markets, Inc. (“SARM”). SARM, as the primary marketer of variable annuities or variable life insurance products (the “Variable Products”) that offer the Trust, requires access to the non-public portfolio holdings information of the Portfolios in order to facilitate its management and marketing of the Variable Products as well as to facilitate the monitoring, review and analysis of the Trust and the subadvisers of the Portfolios by certain SARM employees who are supervised by SAAMCo. SARM is continuously provided with the entire portfolio holdings for each Portfolio on a daily basis.

FINANCIAL STATEMENTS

The Trust’s audited financial statements for the fiscal year ended March 31, 2016 are incorporated into this SAI by reference to its 2016 annual reports to the shareholders. You may request a copy of the reports at no charge by calling (800) 445-7862 or writing the Trust at P.O. Box 15570, Amarillo, Texas 79105-5570.

APPENDIX

Moody’s Global Rating Scales

Ratings assigned on Moody’s global long-term and short-term rating scales are forward-looking opinions of the relative credit risks of financial obligations issued by non-financial corporates, financial institutions, structured finance vehicles, project finance vehicles, and public sector entities. Long-term ratings are assigned to issuers or obligations with an original maturity of one year or more and reflect both on the likelihood of a default on contractually promised payments and the expected financial loss suffered in the event of default. Moody’s short-term ratings are assigned to obligations with an original maturity of thirteen months or less and reflect both on the likelihood of a default on contractually promised payments and the expected financial loss suffered in the event of default.

Moody’s Global Long-Term Rating Scale:

Aaa	Obligations rated Aaa are judged to be of the highest quality, subject to the lowest level of credit risk.

Aa	Obligations rated Aa are judged to be of high quality and are subject to very low credit risk.

A	Obligations rated A are judged to be upper-medium grade and are subject to low credit risk

Baa	Obligations rated Baa are judged to be medium-grade and subject to moderate credit risk and as such may possess certain speculative characteristics.

Ba	Obligations rated Ba are judged to be speculative and are subject to substantial credit risk.

B	Obligations rated B are considered speculative and are subject to high credit risk.

Caa	Obligations rated Caa are judged to be speculative of poor standing and are subject to very high credit risk.

Ca	Obligations rated Ca are highly speculative and are likely in, or very near, default, with some prospect of recovery of principal and interest.

C	Obligations rated C are the lowest rated and are typically in default, with little prospect for recovery of principal or interest.

Note: Moody’s appends numerical modifiers 1, 2, and 3 to each generic rating classification from Aa through Caa. The modifier 1 indicates that the obligation ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates a ranking in the lower end of that generic rating category. Additionally, a “(hyb)” indicator is appended to all ratings of hybrid securities issued by banks, insurers, finance companies, and securities firms.*

* By their terms, hybrid securities allow for the omission of scheduled dividends, interest, or principal payments, which can potentially result in impairment if such an omission occurs. Hybrid securities may also be subject to contractually allowable write-downs of principal that could result in impairment. Together with the hybrid indicator, the long-term obligation rating assigned to a hybrid security is an expression of the relative credit risk associated with that security.

Moody’s Global Short-Term Ratings Scale:

Moody’s employs the following designations to indicate the relative repayment ability of rated issuers:

P-1	Issuers (or supporting institutions) rated Prime-1 have a superior ability to repay short-term debt obligations.

P-2	Issuers (or supporting institutions) rated Prime-2 have a strong ability to repay short-term debt obligations.

P-3	Issuers (or supporting institutions) rated Prime-3 have an acceptable ability to repay short-term obligations.

NP	Issuers (or supporting institutions) rated Not Prime do not fall within any of the Prime rating categories.

Moody’s Bond Fund (bf) Ratings

Bond Fund Ratings are opinions of the credit quality of investments within mutual funds and similar investment vehicles which principally invest in medium- and long-term fixed income obligations. As such, these ratings primarily reflect Moody’s assessment of the creditworthiness of the assets held by the fund. Other risks, such as liquidity, operational, interest rate, currency and any other market risk, are excluded from the rating. In addition, as the ratings are intended to represent opinions on a fund’s underlying assets, they specifically do not consider the historic, current, or prospective performance of a fund with respect to appreciation, volatility of net asset value, or yield.

Aaa-bf	Bond Funds rated Aaa-bf generally hold assets judged to be of the highest credit quality.

Aa-bf	Bond Funds rated Aa-bf generally hold assets judged to be of high credit quality.

A-bf	Bond Funds rated A-bf generally hold assets considered upper-medium credit quality.

Baa-bf	Bond Funds rated Baa-bf generally hold assets considered medium credit quality.

Ba-bf	Bond Funds rated Ba-bf generally hold assets judged to have speculative elements.

B-bf	Bond Funds rated B-bf generally hold assets considered to be speculative.

Caa-bf	Bond Funds rated Caa-bf generally hold assets judged to be of poor standing.

Ca-bf	Bond Funds rated Ca-bf generally hold assets that are highly speculative and that are likely in, or very near, default, with some prospect of recovery of principal and interest.

C-bf	Bond Funds rated C-bf generally hold assets that are in default, with little prospect for recovery of principal or interest.

Moody’s Money Market Fund (mf) Ratings

Moody’s Money Market Fund Ratings are opinions of the investment quality of shares in mutual funds and similar investment vehicles which principally invest in short-term fixed income obligations. As such, these ratings incorporate Moody’s assessment of a fund’s published investment objectives and policies, the creditworthiness of the assets held by the fund, the liquidity profile of the fund’s assets relative to the fund’s investor base, the assets’ susceptibility to market risk, as well as the management characteristics of the fund. The ratings are not intended to consider the prospective performance of a fund with respect to appreciation, volatility of net asset value, or yield.

Aaa-mf	Money market funds rated Aaa-mf have very strong ability to meet the dual objectives of providing liquidity and preserving capital.

Aa-mf	Money market funds rated Aa-mf have strong ability to meet the dual objectives of providing liquidity and preserving capital.

A-mf	Money market funds rated A-mf have moderate ability to meet the dual objectives of providing liquidity and preserving capital.

Baa-mf	Money market funds rated Baa-mf have marginal ability to meet the dual objectives of providing liquidity and preserving capital.

B-mf	Money market funds rated B-mf are unable to meet the objective of providing liquidity and have marginal ability to meet the objective of preserving capital.

C-mf	Money market funds rated C-mf are unable to meet either objective of providing liquidity or preserving capital.

S&P Issue Credit Rating Definitions

An S&P Global Ratings issue credit rating is a forward-looking opinion about the creditworthiness of an obligor with respect to a specific financial obligation, a specific class of financial obligations, or a specific financial program (including ratings on medium-term note programs and commercial paper programs). It takes into consideration the creditworthiness of guarantors, insurers, or other forms of credit enhancement on the obligation and takes into account the currency in which the obligation is denominated. The opinion reflects S&P Global Ratings’ view of the obligor’s capacity and willingness to meet its financial commitments as they come due, and may assess terms, such as collateral security and subordination, which could affect ultimate payment in the event of default.

Issue credit ratings can be either long-term or short-term. Short-term ratings are generally assigned to those obligations considered short-term in the relevant market. In the U.S., for example, that means obligations with an original maturity of no more than 365 days — including commercial paper. Short-term ratings are also used to indicate the creditworthiness of an obligor with respect to put features on long-term obligations. Medium-term notes are assigned long-term ratings.

S&P Long-Term Issue Credit Ratings

Issue credit ratings are based, in varying degrees, on S&P Global Ratings’ analysis of the following considerations:

•	The likelihood of payment — the capacity and willingness of the obligor to meet its financial commitment on a financial obligation in accordance with the terms of the obligation;

•	The nature and provisions of the financial obligation, and the promise we impute; and

•	The protection afforded by, and relative position of, the financial obligation in the event of a bankruptcy, reorganization, or other arrangement under the laws of bankruptcy and other laws affecting creditors’ rights.

Issue ratings are an assessment of default risk, but may incorporate an assessment of relative seniority or ultimate recovery in the event of default. Junior obligations are typically rated lower than senior obligations, to reflect the lower priority in bankruptcy, as noted above. (Such differentiation may apply when an entity has both senior and subordinated obligations, secured and unsecured obligations, or operating company and holding company obligations.)

AAA	An obligation rated ‘AAA’ has the highest rating assigned by S&P Global Ratings. The obligor’s capacity to meet its financial commitment on the obligation is extremely strong.

AA	An obligation rated ‘AA’ differs from the highest-rated obligations only to a small degree. The obligor’s capacity to meet its financial commitment on the obligation is very strong.

A	An obligation rated ‘A’ is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher-rated categories. However, the obligor’s capacity to meet its financial commitment on the obligation is still strong.

BBB	An obligation rated ‘BBB’ exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

BB; B; CCC; CC; and C
Obligations rated ‘BB’, ‘B’, ‘CCC’, ‘CC’, and ‘C’ are regarded as having significant speculative characteristics. ‘BB’ indicates the least degree of speculation and ‘C’ the highest. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.

BB	An obligation rated ‘BB’ is less vulnerable to nonpayment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to the obligor’s inadequate capacity to meet its financial commitment on the obligation.

B	An obligation rated ‘B’ is more vulnerable to nonpayment than obligations rated ‘BB’, but the obligor currently has the capacity to meet its financial commitment on the obligation. Adverse business, financial, or economic conditions will likely impair the obligor’s capacity or willingness to meet its financial commitment on the obligation.

CCC	An obligation rated ‘CCC’ is currently vulnerable to nonpayment, and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation. In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.

CC	An obligation rated ‘CC’ is currently highly vulnerable to nonpayment. The ‘CC’ rating is used when a default has not yet occurred, but S&P Global Ratings expects default to be a virtual certainty, regardless of the anticipated time to default.

C	An obligation rated ‘C’ is currently highly vulnerable to nonpayment, and the obligation is expected to have lower relative seniority or lower ultimate recovery compared to obligations that are rated higher.

D	An obligation rated ‘D’ is in default or in breach of an imputed promise. For non-hybrid capital instruments, the ‘D’ rating category is used when payments on an obligation are not made on the date due, unless S&P Global Ratings believes that such payments will be made within five business days in the absence of a stated grace period or within the earlier of the stated grace period or 30 calendar days. The ‘D’ rating also will be used upon the filing of a bankruptcy petition or the taking of similar action and where default on an obligation is a virtual certainty, for example due to automatic stay provisions. An obligation’s rating is lowered to ‘D’ if it is subject to a distressed exchange offer.

NR	This indicates that no rating has been requested, or that there is insufficient information on which to base a rating, or that S&P Global Ratings does not rate a particular obligation as a matter of policy.

Plus (+) or minus (-)

The ratings from ‘AA’ to ‘CCC’ may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within the major rating categories.

S&P Short-Term Issue Credit Ratings

A-1	A short-term obligation rated ‘A-1’ is rated in the highest category by S&P Global Ratings. The obligor’s capacity to meet its financial commitment on the obligation is strong. Within this category, certain obligations are designated with a plus sign (+). This indicates that the obligor’s capacity to meet its financial commitment on these obligations is extremely strong.

A-2	A short-term obligation rated ‘A-2’ is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories. However, the obligor’s capacity to meet its financial commitment on the obligation is satisfactory.

A-3	A short-term obligation rated ‘A-3’ exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

B	A short-term obligation rated ‘B’ is regarded as vulnerable and has significant speculative characteristics. The obligor currently has the capacity to meet its financial commitments; however, it faces major ongoing uncertainties which could lead to the obligor’s inadequate capacity to meet its financial commitments.

C	A short-term obligation rated ‘C’ is currently vulnerable to nonpayment and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation.

D	A short-term obligation rated ‘D’ is in default or in breach of an imputed promise. For non-hybrid capital instruments, the ‘D’ rating category is used when payments on an obligation are not made on the date due, unless S&P Global Ratings believes that such payments will be made within any stated grace period. However, any stated grace period longer than five business days will be treated as five business days. The ‘D’ rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action and where default on an obligation is a virtual certainty, for example due to automatic stay provisions. An obligation’s rating is lowered to ‘D’ if it is subject to a distressed exchange offer.

S&P Active Qualifiers

L	Ratings qualified with ‘L’ apply only to amounts invested up to federal deposit insurance limits.

p	This suffix is used for issues in which the credit factors, the terms, or both, that determine the likelihood of receipt of payment of principal are different from the credit factors, terms or both that determine the likelihood of receipt of interest on the obligation. The ‘p’ suffix indicates that the rating addresses the principal portion of the obligation only and that the interest is not rated.

prelim

Preliminary ratings, with the ‘prelim’ suffix, may be assigned to obligors or obligations, including financial programs, in the circumstances described below. Assignment of a final rating is conditional on the receipt by S&P Global Ratings of appropriate documentation. S&P Global Ratings reserves the right not to issue a final rating. Moreover, if a final rating is issued, it may differ from the preliminary rating.

•	Preliminary ratings may be assigned to obligations, most commonly structured and project finance issues, pending receipt of final documentation and legal opinions.

•	Preliminary ratings may be assigned to obligations that will likely be issued upon the obligor’s emergence from bankruptcy or similar reorganization, based on late-stage reorganization plans, documentation and discussions with the obligor. Preliminary ratings may also be assigned to the obligors. These ratings consider the anticipated general credit quality of the reorganized or post-bankruptcy issuer as well as attributes of the anticipated obligation(s).

•	Preliminary ratings may be assigned to entities that are being formed or that are in the process of being independently established when, in S&P Global Ratings’ opinion, documentation is close to final. Preliminary ratings may also be assigned to the obligations of these entities.

•	Preliminary ratings may be assigned when a previously unrated entity is undergoing a well-formulated restructuring, recapitalization, significant financing or other transformative event, generally at the point that investor or lender commitments are invited. The preliminary rating may be assigned to the entity and to its proposed obligation(s). These preliminary ratings consider the anticipated general credit quality of the obligor, as well as attributes of the anticipated obligation(s), assuming successful completion of the transformative event. Should the transformative event not occur, S&P Global Ratings would likely withdraw these preliminary ratings.

•	A preliminary recovery rating may be assigned to an obligation that has a preliminary issue credit rating.

t	This symbol indicates termination structures that are designed to honor their contracts to full maturity or, should certain events occur, to terminate and cash settle all their contracts before their final maturity date.

cir	This symbol indicates a Counterparty Instrument Rating (CIR), which is a forward-looking opinion about the creditworthiness of an issuer in a securitization structure with respect to a specific financial obligation to a counterparty (including interest rate swaps, currency swaps, and liquidity facilities). The CIR is determined on an ultimate payment basis; these opinions do not take into account timeliness of payment.

S&P Inactive Qualifiers (No longer applied or outstanding)

*	This symbol that indicated that the rating was contingent upon S&P Global Ratings’ receipt of an executed copy of the escrow agreement or closing documentation confirming investments and cash flows. Discontinued use in August 1998.

c	This qualifier was used to provide additional information to investors that the bank may terminate its obligation to purchase tendered bonds if the long-term credit rating of the issuer was lowered to below an investment-grade level and/or the issuer’s bonds were deemed taxable. Discontinued use in January 2001.

G	The letter ‘G’ followed the rating symbol when a fund’s portfolio consisted primarily of direct U.S. government securities.

pi	This qualifier was used to indicate ratings that were based on an analysis of an issuer’s published financial information, as well as additional information in the public domain. Such ratings did not, however, reflect in-depth meetings with an issuer’s management and therefore, could have been based on less comprehensive information than ratings without a ‘pi’ suffix. Discontinued use as of December 2014 and as of August 2015 for Lloyd’s Syndicate Assessments.

pr	The letters ‘pr’ indicate that the rating was provisional. A provisional rating assumed the successful completion of a project financed by the debt being rated and indicates that payment of debt service requirements was largely or entirely dependent upon the successful, timely completion of the project. This rating, however, while addressing credit quality subsequent to completion of the project, made no comment on the likelihood of or the risk of default upon failure of such completion.

q	A ‘q’ subscript indicates that the rating is based solely on quantitative analysis of publicly available information. Discontinued use in April 2001.

r	The ‘r’ modifier was assigned to securities containing extraordinary risks, particularly market risks, which are not covered in the credit rating. The absence of an ‘r’ modifier should not be taken as an indication that an obligation would not exhibit extraordinary non-credit related risks. S&P Global Ratings discontinued the use of the ‘r’ modifier for most obligations in June 2000 and for the balance of obligations (mainly structured finance transactions) in November 2002.

Fitch International Issuer Long-Term Credit Ratings

Rated entities in a number of sectors, including financial and non-financial corporations, sovereigns and insurance companies, are generally assigned Issuer Default Ratings (IDRs). IDRs opine on an entity’s relative vulnerability to default on financial obligations. The “threshold” default risk addressed by the IDR is generally that of the financial obligations whose non-payment would best reflect the uncured failure of that entity. As such, IDRs also address relative vulnerability to bankruptcy, administrative receivership or similar concepts, although the agency recognizes that issuers may also make pre-emptive and therefore voluntary use of such mechanisms.

In aggregate, IDRs provide an ordinal ranking of issuers based on the agency’s view of their relative vulnerability to default, rather than a prediction of a specific percentage likelihood of default. For historical information on the default experience of Fitch-rated issuers, please consult the transition and default performance studies available from the Fitch Ratings website.

AAA	Highest credit quality. ‘AAA’ ratings denote the lowest expectation of default risk. They are assigned only in cases of exceptionally strong capacity for payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.

AA	Very high credit quality. ‘AA’ ratings denote expectations of very low default risk. They indicate very strong capacity for payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.

A	High credit quality. ‘A’ ratings denote expectations of low default risk. The capacity for payment of financial commitments is considered strong. This capacity may, nevertheless, be more vulnerable to adverse business or economic conditions than is the case for higher ratings.

BBB	Good credit quality. ‘BBB’ ratings indicate that expectations of default risk are currently low. The capacity for payment of financial commitments is considered adequate but adverse business or economic conditions are more likely to impair this capacity.

BB	Speculative. ‘BB’ ratings indicate an elevated vulnerability to default risk, particularly in the event of adverse changes in business or economic conditions over time; however, business or financial flexibility exists which supports the servicing of financial commitments.

B	Highly speculative. ‘B’ ratings indicate that material default risk is present, but a limited margin of safety remains. Financial commitments are currently being met; however, capacity for continued payment is vulnerable to deterioration in the business and economic environment.

CCC	Substantial credit risk. Default is a real possibility.

CC	Very high levels of credit risk. Default of some kind appears probable.

C	Exceptionally high levels of credit risk. Default is imminent or inevitable, or the issuer is in standstill. Conditions that are indicative of a ‘C’ category rating for an issuer include:

a.	the issuer has entered into a grace or cure period following non-payment of a material financial obligation;

b.	the issuer has entered into a temporary negotiated waiver or standstill agreement following a payment default on a material financial obligation; or

c.	Fitch Ratings otherwise believes a condition of ‘RD’ or ‘D’ to be imminent or inevitable, including through the formal announcement of a distressed debt exchange.

RD	Restricted default. ‘RD’ ratings indicate an issuer that in Fitch Ratings’ opinion has experienced an uncured payment default on a bond, loan or other material financial obligation but which has not entered into bankruptcy filings, administration, receivership, liquidation or other formal winding-up procedure, and which has not otherwise ceased operating. This would include:

a.	the selective payment default on a specific class or currency of debt;

b.	the uncured expiry of any applicable grace period, cure period or default forbearance period following a payment default on a bank loan, capital markets security or other material financial obligation;

c.	the extension of multiple waivers or forbearance periods upon a payment default on one or more material financial obligations, either in series or in parallel; or

d.	execution of a distressed debt exchange on one or more material financial obligations.

D	Default. ‘D’ ratings indicate an issuer that in Fitch Ratings’ opinion has entered into bankruptcy filings, administration, receivership, liquidation or other formal winding-up procedure, or which has otherwise ceased business.

Default ratings are not assigned prospectively to entities or their obligations; within this context, non-payment on an instrument that contains a deferral feature or grace period will generally not be considered a default until after the expiration of the deferral or grace period, unless a default is otherwise driven by bankruptcy or other similar circumstance, or by a distressed debt exchange.

“Imminent” default typically refers to the occasion where a payment default has been intimated by the issuer, and is all but inevitable. This may, for example, be where an issuer has missed a scheduled payment, but (as is typical) has a grace period during which it may cure the payment default. Another alternative would be where an issuer has formally announced a distressed debt exchange, but the date of the exchange still lies several days or weeks in the immediate future.

In all cases, the assignment of a default rating reflects the agency’s opinion as to the most appropriate rating category consistent with the rest of its universe of ratings, and may differ from the definition of default under the terms of an issuer’s financial obligations or local commercial practice.

Note: The modifiers “+” or “-” may be appended to a rating to denote relative status within major rating categories. Such suffixes are not added to the ‘AAA’ Long-Term IDR category, or to Long-Term IDR categories below ‘B’.

Fitch Short-Term Ratings Assigned to Issuers or Obligations in Corporate, Public and Structured Finance

A short-term issuer or obligation rating is based in all cases on the short-term vulnerability to default of the rated entity or security stream and relates to the capacity to meet financial obligations in accordance with the documentation governing the relevant obligation. Short-Term Ratings are assigned to obligations whose initial maturity is viewed as “short term” based on market convention. Typically, this means up to 13 months for corporate, sovereign, and structured obligations, and up to 36 months for obligations in U.S. public finance markets.

F1	Highest short-term credit quality. Indicates the strongest intrinsic capacity for timely payment of financial commitments; may have an added “+” to denote any exceptionally strong credit feature.

F2	Good short-term credit quality. Good intrinsic capacity for timely payment of financial commitments.

F3	Fair short-term credit quality. The intrinsic capacity for timely payment of financial commitments is adequate.

B	Speculative short-term credit quality. Minimal capacity for timely payment of financial commitments, plus heightened vulnerability to near term adverse changes in financial and economic conditions.

C	High short-term default risk. Default is a real possibility.

RD	Restricted default. Indicates an entity that has defaulted on one or more of its financial commitments, although it continues to meet other financial obligations. Typically applicable to entity ratings only.

D	Default. Indicates a broad-based default event for an entity, or the default of a short-term obligation.

Rating Watch

Rating Watches indicate that there is a heightened probability of a rating change and the likely direction of such a change. These are designated as “Positive”, indicating a potential upgrade, “Negative”, for a potential downgrade, or “Evolving”, if ratings may be raised, lowered or affirmed. However, ratings that are not on Rating Watch can be raised or lowered without being placed on Rating Watch first, if circumstances warrant such an action.

A Rating Watch is typically event-driven and, as such, it is generally resolved over a relatively short period. The event driving the Watch may be either anticipated or have already occurred, but in both cases, the exact rating implications remain undetermined. The Watch period is typically used to gather further information and/or subject the information to further analysis. Additionally, a Watch may be used where the rating implications are already clear, but where a triggering event (e.g. shareholder or regulatory approval) exists. The Watch will typically extend to cover the period until the triggering event is resolved or its outcome is predictable with a high enough degree of certainty to permit resolution of the Watch.

Rating Watches can be employed by all analytical groups and are applied to the ratings of individual entities and/or individual instruments. At the lowest categories of speculative grade (‘CCC’, ‘CC’ and ‘C’) the high volatility of credit profiles may imply that almost all ratings should carry a Watch. Watches are nonetheless only applied selectively in these categories, where a committee decides that particular events or threats are best communicated by the addition of the Watch designation.

Rating Outlook

Rating Outlooks indicate the direction a rating is likely to move over a one- to two-year period. They reflect financial or other trends that have not yet reached the level that would trigger a rating action, but which may do so if such trends continue. The majority of Outlooks are generally Stable, which is consistent with the historical migration experience of ratings over a one- to two-year period. Positive or Negative rating Outlooks do not imply that a rating change is inevitable and, similarly, ratings with Stable Outlooks can be raised or lowered without a prior revision to the Outlook, if circumstances warrant such an action. Occasionally, where the fundamental trend has strong, conflicting elements of both positive and negative, the Rating Outlook may be described as Evolving.

Outlooks are currently applied on the long-term scale to issuer ratings in corporate finance (including sovereigns, industrials, utilities, financial institutions and insurance companies) and public finance outside the U.S.; to issue ratings in public finance in the U.S.; to certain issues in project finance; to Insurer Financial Strength Ratings; to issuer and/or issue ratings in a number of National Rating scales; and to the ratings of structured finance transactions and covered bonds. Outlooks are not applied to ratings assigned on the short-term scale and are applied selectively to ratings in the ‘CCC’, ‘CC’ and ‘C’ categories. Defaulted ratings typically do not carry an Outlook.

Deciding When to Assign Rating Watch or Outlook

Timing is informative but not critical to the choice of a Watch rather than an Outlook. A discrete event that is largely clear and the terms of which are defined, but which will not happen for more than six months – such as a lengthy regulatory approval process – would nonetheless likely see ratings placed on Watch rather than a revision to the Outlook.

An Outlook revision may, however, be deemed more appropriate where a series of potential event risks has been identified, none of which individually warrants a Watch but which cumulatively indicate heightened probability of a rating change over the following one to two years.

A revision to the Outlook may also be appropriate where a specific event has been identified, but where the conditions and implications of that event are largely unclear and subject to high execution risk over an extended period – for example a proposed, but politically controversial, privatization.

Additional Usage of Primary Credit Rating Scales

Expected Ratings	Where a rating is referred to as “expected”, alternatively referred to as “expects to rate” or suffixed as (EXP), this indicates that a full rating has been assigned based upon the agency’s expectations regarding final documentation, typically based upon a review of the final draft documentation provided by the issuer. If such final documentation is received and is as expected, the expected rating will typically be converted to a final rating. Fitch may also employ ‘expects to rate’ language for new issuers (currently unrated) for ratings that are assigned in the course of a restructuring, refinancing or corporate reorganization. The ‘expects to rate’ will reflect and refer to the rating level expected following the conclusion of the proposed operation (debt issuance, restructure, or merger). While expected ratings typically convert to final ratings within a short time, determined by timing of transaction closure, in the period between assignment of an expected rating and a final rating, expected ratings may be raised, lowered or placed on Rating Watch or withdrawn, as with final ratings.

Private Ratings

Fitch Ratings also prepares a limited number of private ratings, for example for entities with no publicly traded debt, or where the rating is required for internal benchmarking or regulatory purposes. These ratings are generally provided directly to the rated entity, which is then responsible for ensuring that any party to whom it discloses the private rating is updated when any change in the rating occurs.

Private ratings undergo the same analysis, committee process and surveillance as published ratings, unless otherwise disclosed as “point-in-time” in nature.

Program Ratings	Program ratings assigned to corporate and public finance note issuance programs (e.g. medium-term note programs) relate only to standard issues made under the program concerned; it should not be assumed that these ratings apply to every issue made under the program.

“Interest-Only” Ratings	Interest-only ratings are assigned to interest strips. These ratings do not address the possibility that a security holder might fail to recover some or all of its initial investment due to voluntary or involuntary principal repayments.

“Principal-Only” Ratings	Principal-only ratings address the likelihood that a security holder will receive its initial principal investment either before or by the scheduled maturity date.

“Rate of Return” Ratings	Ratings also may be assigned to gauge the likelihood of an investor receiving a certain predetermined internal rate of return without regard to the precise timing of any cash flows.

“Unenhanced” Ratings	Unenhanced ratings reflect the underlying creditworthiness of financial instruments absent any credit enhancement that may be provided through bond insurance, financial guarantees, dedicated letters of credit, liquidity facilities, or intercept mechanisms.

In some cases, Fitch may choose to assign an unenhanced rating along with credit rating based on enhancement. The unenhanced rating indicates the creditworthiness of the financial instrument without considering any benefit of such enhancement. Financial obligations may be enhanced by a guarantee instrument provided by a rated third party.

Rating Actions

Affirmed	The rating has been reviewed with no change in rating. Ratings affirmations may also include an affirmation of, or change to an Outlook when an Outlook is used.

Confirmed	Action taken in response to an external request or change in terms. Rating has been reviewed in either context, and no rating change has been deemed necessary. For servicer ratings, action taken in response to change in financial condition or IDR of servicer where servicer rating is reviewed in that context exclusively, and no rating action has been deemed necessary.

Downgrade	The rating has been lowered in the scale.

Matured	This action is used when an issue has reached the end of its repayment term and rating coverage is discontinued. Denoted as ‘NR’.

Paid-In-Full	This action indicates that the issue has been paid in full. As the issue no longer exists, it is therefore no longer rated. Denoted as ‘PIF’.

New Rating	Rating has been assigned to a previously unrated issue primarily used in cases of shelf issues such as MTNs or similar programs.

Prerefunded	Assigned to long-term US Public Finance issues after Fitch assesses refunding escrow.

Publish	Initial public announcement of rating on the agency’s website, although not necessarily the first rating assigned. This action denotes when a previously private rating is published.

Upgrade	The rating has been raised in the scale.

Withdrawn	The rating has been withdrawn and the issue or issuer is no longer rated by Fitch Ratings. Indicated in rating databases with the symbol ‘WD’.

PART C

OTHER INFORMATION

Item 28. Exhibits.

(a)	(i)	Declaration of Trust. Incorporated herein by reference to the Registrant’s Registration Statement on Form N-1A (File No. 333-08653) filed on July 22, 1996.

(ii)

Establishment and Designation of Shares effective February 25, 1997. Incorporated herein by reference to Post-Effective Amendment No. 19 to the Registrant’s Registration Statement on Form N-1A (File No. 333-08653) filed on July 14, 2004.

(iii)

Establishment and Designation of Shares effective October 20, 1998. Incorporated herein by reference to Post-Effective Amendment No. 19 to the Registrant’s Registration Statement on Form N-1A (File No. 333-08653) filed on July 14, 2004.

(iv)

Establishment and Designation of Shares effective July 1, 2000. Incorporated herein by reference to Post-Effective Amendment No. 19 to the Registrant’s Registration Statement on Form N-1A (File No. 333-08653) filed on July 14, 2004.

(v)

Establishment and Designation of Shares of Beneficial Interest effective October 16, 2000. Incorporated herein by reference to Post-Effective Amendment No. 19 to the Registrant’s Registration Statement on Form N-1A (File No. 333-08653) filed on July 14, 2004.

(vi)

Establishment and Designation of Shares of Beneficial Interest effective December 29, 2000. Incorporated herein by reference to Post-Effective Amendment No. 19 to the Registrant’s Registration Statement on Form N-1A (File No. 333-08653) filed on July 14, 2004.

(vii)

Establishment and Designation of Shares of Beneficial Interest effective September 24, 2001. Incorporated herein by reference to Post-Effective Amendment No. 19 to the Registrant’s Registration Statement on Form N-1A (File No. 333-08653) filed on July 14, 2004.

(viii)

Establishment and Designation of Classes effective November 11, 2002. Incorporated herein by reference to Post-Effective Amendment No. 18 to the Registrant’s Registration Statement on Form N-1A (File No. 333-08653) filed on July 14, 2003.

(ix)

Establishment and Designation of Shares of Beneficial Interest dated November 1, 2004. Incorporated herein by reference to Post-Effective Amendment No. 20 to the Registrant’s Registration Statement on Form N-1A (File No. 333-08653) filed on November 4, 2004.

(x)

Establishment and Designation of Shares dated January 11, 2005. Incorporated herein by reference to Post-Effective Amendment No. 21 to the Registrant’s Registration Statement on Form N-1A (File No. 333-08653) filed on January 14, 2005.

(xi)

Amended and Restated Establishment and Designation of Series and Classes of Shares dated May 26, 2005. Incorporated herein by reference to Post-Effective Amendment No. 22 to the Registrant’s Registration Statement on Form N-1A (File No. 333-08653) filed on July 15, 2005.

(xii)

Amended and Restated Establishment and Designation of Shares of Beneficial Interest dated December 9, 2009. Incorporated herein by reference to Post-Effective Amendment No. 27 to the Registrant’s Registration Statement on Form N-1A (File No. 333-08653) filed on May 11, 2010.

(xiii)

Amendment to Establishment and Designation of Shares of Beneficial Interest dated December 16, 2010. Incorporated herein by reference to Post-Effective Amendment No. 29 to the Registrant’s Registration Statement on Form N-1A (File No. 333-08653) filed on July 14, 2011.

(xiv)

Amended and Restated Declaration of Trust dated March 26, 2014. Incorporated herein by reference to Post-Effective Amendment No. 38 to the Registrant’s Registration Statement on Form N-1A (File No. 333-08653) filed on May 14, 2014.

(xv)

Amended and Restated Establishment and Designation of Series effective as of March 9, 2015. Incorporated herein by reference to Post-Effective Amendment No. 41 to the Registrant’s Registration Statement on Form N-1A (File No. 333-08653) filed on July 17, 2015.

(xvi)

Amended and Restated Establishment and Designation of Series effective as of July 29, 2015. Incorporated herein by reference to Post-Effective Amendment No. 41 to the Registrant’s Registration Statement on Form N-1A (File No. 333-08653) filed on July 17, 2015.

(b)	(i)

Amended and Restated By-Laws dated June 15, 2004. Incorporated herein by reference to Post-Effective Amendment No. 19 to the Registrant’s Registration Statement on Form N-1A (File No. 333-08653) filed on July 14, 2004.

(ii)

Amendment to By-Laws dated September 8, 2005. Incorporated herein by reference to Post-Effective Amendment No. 23 to the Registrant’s Registration Statement on Form N-1A (File No. 333-08653) filed on July 13, 2006.

(iii)

Amendment 2 to By-Laws dated January 21, 2010. Incorporated herein by reference to Post-Effective Amendment No. 27 to the Registrant’s Registration Statement on Form N-1A (File No. 333-08653) filed on May 11, 2010.

	(iv)	Amended and Restated By-Laws. Incorporated herein by reference to Post-Effective Amendment No. 38 to the Registrant’s Registration Statement on Form N-1A (File No. 333-08653) filed on May 14, 2014.

(c)	(i)	Instruments Defining Rights of Security Holders. Incorporated herein by reference to Exhibits (a) and (b) above.

(d)	(i)

Investment Advisory and Management Agreement between Seasons Series Trust and SunAmerica Asset Management Corp. (“SAAMCo”) dated January 19, 2010. Incorporated herein by reference to Post-Effective Amendment No. 27 to the Registrant’s Registration Statement on Form N-1A (File No. 333-08653) filed on May 11, 2010.

(ii)

Subadvisory Agreement between SAAMCo and American Century Investment Management, Inc. dated October 26, 2015. Incorporated herein by reference to Post-Effective Amendment No. 43 to the Registrant’s Registration Statement on Form N-1A (File No. 333-08653) filed on May 10, 2016.

(iii)

Subadvisory Agreement between SAAMCo and ClearBridge Advisors, LLC dated December 1, 2006. Incorporated herein by reference to Post-Effective Amendment No. 24 to the Registrant’s Registration Statement on Form N-1A (File No. 333-08653) filed on July 11, 2007.

(iv)

Amendment No. 1 to Subadvisory Agreement between SAAMCo and ClearBridge Advisors, LLC dated January 19, 2007. Incorporated herein by reference to Post-Effective Amendment No. 24 to the Registrant’s Registration Statement on Form N-1A (File No. 333-08653) filed on July 11, 2007.

(v)

Amendment No. 2 to Subadvisory Agreement between SAAMCo and ClearBridge Advisors, LLC dated October 2, 2007. Incorporated herein by reference to Post-Effective Amendment No. 25 to the Registrant’s Registration Statement on Form N-1A (File No. 333-08653) filed on July 16, 2008.

(vi)

Form of Subadvisory Agreement between SAAMCo and Columbia Management Investment Advisers, LLC dated July 29, 2015. Incorporated herein by reference to Post-Effective Amendment No. 41 to the Registrant’s Registration Statement on Form N-1A (File No. 333-08653) filed on July 17, 2015.

(vii)

Subadvisory Agreement between SAAMCo and Goldman Sachs Asset Management dated January 12, 1999. Incorporated herein by reference to Post-Effective Amendment No. 19 to the Registrant’s Registration Statement on Form N-1A (File No. 333-08653) filed on July 14, 2004.

(viii)

Amendment No. 1 to Subadvisory Agreement between SAAMCo and Goldman Sachs Asset Management, L.P. dated January 19, 2007. Incorporated herein by reference to Post-Effective Amendment No. 24 to the Registrant’s Registration Statement on Form N-1A (File No. 333-08653) filed on July 11, 2007.

(ix)

Amendment No. 2 to Subadvisory Agreement between SAAMCo and Goldman Sachs Asset Management, L.P. dated October 2, 2007. Incorporated herein by reference to Post-Effective Amendment No. 25 to the Registrant’s Registration Statement on Form N-1A (File No. 333-08653) filed on July 16, 2008.

(x)

Subadvisory Agreement between SAAMCo and Janus Capital Management LLC dated April 3, 2002. Incorporated herein by reference to Post-Effective Amendment No. 18 to the Registrant’s Registration Statement on Form N-1A (File No. 333-08653) filed on July 14, 2003.

(xi)

Amendment to Subadvisory Agreement between SAAMCo and Janus Capital Management LLC dated December 2, 2002. Incorporated herein by reference to Post-Effective Amendment No. 25 to the Registrant’s Registration Statement on Form N-1A (File No. 333-08653) filed on July 16, 2008.

(xii)

Amendment No. 2 to Subadvisory Agreement between SAAMCo and Janus Capital Management LLC dated February 14, 2005. Incorporated herein by reference to Post-Effective Amendment No. 22 to the Registrant’s Registration Statement on Form N-1A (File No. 333-08653) filed on July 15, 2005.

(xiii)

Amendment No. 3 to Subadvisory Agreement between SAAMCo and Janus Capital Management LLC dated October 2, 2007. Incorporated herein by reference to Post-Effective Amendment No. 25 to the Registrant’s Registration Statement on Form N-1A (File No. 333-08653) filed on July 16, 2008.

(xiv)

Amendment No. 4 to Subadvisory Agreement between SAAMCo and Janus Capital Management LLC dated July 20, 2009. Incorporated herein by reference to Post-Effective Amendment No. 26 to the Registrant’s Registration Statement on Form N-1A (File No. 333-08653) filed on July 20, 2009.

(xv)

Amendment No. 5 to Subadvisory Agreement between SAAMCo and Janus Capital Management LLC dated October 1, 2009. Incorporated herein by reference to Post-Effective Amendment No. 27 to the Registrant’s Registration Statement on Form N-1A (File No. 333-08653) filed on May 11, 2010.

(xvi)

Amendment No. 6 to Subadvisory Agreement between SAAMCo and Janus Capital Management LLC dated March 21, 2013. Incorporated herein by reference to Post-Effective Amendment No. 36 to the Registrant’s Registration Statement on Form N-1A (File No. 333-08653) filed on July 19, 2013.

(xvii)

Subadvisory Agreement between SAAMCo and J.P. Morgan Investment Management Inc. dated June 16, 2003. Incorporated herein by reference to Post-Effective Amendment No. 18 to the Registrant’s Registration Statement on Form N-1A (File No. 333-08653) filed on July 14, 2003.

(xviii)

Amendment No. 1 to Subadvisory Agreement between SAAMCo and J.P. Morgan Investment Management Inc. dated January 19, 2007. Incorporated herein by reference to Post-Effective Amendment No. 24 to the Registrant’s Registration Statement on Form N-1A (File No. 333-08653) filed on July 11, 2007.

(xix)

Amendment No. 2 to Subadvisory Agreement between SAAMCo and J.P. Morgan Investment Management Inc. dated October 2, 2007. Incorporated herein by reference to Post-Effective Amendment No. 25 to the Registrant’s Registration Statement on Form N-1A (File No. 333-08653) filed on July 16, 2008.

(xx)

Amendment No. 3 to Subadvisory Agreement between SAAMCo and J.P. Morgan Investment Management Inc. dated January 14, 2013. Incorporated herein by reference to Post-Effective Amendment No. 36 to the Registrant’s Registration Statement on Form N-1A (File No. 333-08653) filed on July 19, 2013.

(xxi)

Subadvisory Agreement between SAAMCo and Massachusetts Financial Services Company dated October 24, 2014. Incorporated herein by reference to Post-Effective Amendment No. 41 to the Registrant’s Registration Statement on Form N-1A (File No. 333-08653) filed on July 17, 2015.

(xxii)

Subadvisory Agreement between SAAMCo and PineBridge Investments LLC dated March 29, 2010. Incorporated herein by reference to Post-Effective Amendment No. 27 to the Registrant’s Registration Statement on Form N-1A (File No. 333-08653) filed on May 11, 2010.

(xxiii)

Subadvisory Agreement between SAAMCo and PNC Capital Advisors, LLC dated December 21, 2015. Incorporated herein by reference to Post-Effective Amendment No. 43 to the Registrant’s Registration Statement on Form N-1A (File No. 333-08653) filed on May 10, 2016.

(xxiv)

Subadvisory Agreement between SAAMCo and Putnam Investment Management, LLC dated December 6, 2014. Incorporated herein by reference to Post-Effective Amendment No. 38 to the Registrant’s Registration Statement on Form N-1A (File No. 333-08653) filed on May 14, 2014.

(xxv)

Subadvisory Agreement between SAAMCo and T. Rowe Price Associates, Inc. dated January 12, 1999. Incorporated herein by reference to Post-Effective Amendment No. 19 to the Registrant’s Registration Statement on Form N-1A (File No. 333-08653) filed on July 14, 2004.

(xxvi)

Amendment No. 1 to Subadvisory Agreement between SAAMCo and T. Rowe Price Associates, Inc. dated January 19, 2007. Incorporated herein by reference to Post-Effective Amendment No. 24 to the Registrant’s Registration Statement on Form N-1A (File No. 333-08653) filed on July 11, 2007.

(xxvii)

Amendment No. 2 to Subadvisory Agreement between SAAMCo and T. Rowe Price Associates, Inc. dated October 2, 2007. Incorporated herein by reference to Post-Effective Amendment No. 25 to the Registrant’s Registration Statement on Form N-1A (File No. 333-08653) filed on July 16, 2008.

(xxviii)

Amendment No. 3 to Subadvisory Agreement between SAAMCo and T. Rowe Price Associates, Inc. dated October 1, 2011. Incorporated herein by reference to Post-Effective Amendment No. 24 to Registrant’s Registration Statement on Form N-1A (File No. 333-08653) filed on July 26, 2012.

(xxix)

Amendment No. 4 to Subadvisory Agreement between SAAMCo and T. Rowe Price Associates, Inc. dated October 17, 2014. Incorporated herein by reference to Post-Effective Amendment No. 41 to the Registrant’s Registration Statement on Form N-1A (File No. 333-08653) filed on July 17, 2015.

(xxx)

Subadvisory Agreement between SAAMCo and Wellington Management Company dated January 12, 1999. Incorporated herein by reference to Post-Effective Amendment No. 19 to the Registrant’s Registration Statement on Form N-1A (File No. 333-08653) filed on July 14, 2004.

(xxxi)

Amendment No. 1 to Subadvisory Agreement between SAAMCo and Wellington Management Company dated January 19, 2007. Incorporated herein by reference to Post-Effective Amendment No. 24 to the Registrant’s Registration Statement on Form N-1A (File No. 333-08653) filed on July 11, 2007.

(xxxii)

Amendment No. 2 to Subadvisory Agreement between SAAMCo and Wellington Management Company dated October 2, 2007. Incorporated herein by reference to Post-Effective Amendment No. 25 to the Registrant’s Registration Statement on Form N-1A (File No. 333-08653) filed on July 16, 2008.

(xxxiii)

Amendment No. 3 to Subadvisory Agreement between SAAMCo and Wellington Management Company dated December 1, 2009. Incorporated herein by reference to Post-Effective Amendment No. 27 to the Registrant’s Registration Statement on Form N-1A (File No. 333-08653) filed on May 11, 2010.

(xxxiv)

Amendment No. 4 to Subadvisory Agreement between SAAMCo and Wellington Management Company dated October 1, 2013. Incorporated herein by reference to Post-Effective Amendment No. 38 to the Registrant’s Registration Statement on Form N-1A (File No. 333-08653) filed on May 14, 2014.

(xxxv)

Advisory Fee Waiver Agreement for the International Equity Portfolio dated December 1, 2014. Incorporated herein by reference to Post-Effective Amendment No. 41 to the Registrant’s Registration Statement on Form N-1A (File No. 333-08653) filed on July 17, 2015.

(xxxvi)

Fee Waiver Agreement for the Allocation Balanced Portfolio, Allocation Growth Portfolio, Allocation Moderate Portfolio, and Allocation Moderate Growth Portfolio dated July 29, 2015. Incorporated herein by reference to Post-Effective Amendment No. 41 to the Registrant’s Registration Statement on Form N-1A (File No. 333-08653) filed on July 17, 2015.

(xxxvii)

Fee Waiver Agreement for the SA Columbia Focused Growth Portfolio dated July 29, 2015. Incorporated herein by reference to Post-Effective Amendment No. 41 to the Registrant’s Registration Statement on Form N-1A (File No. 333-08653) filed on July 17, 2015.

(xxxviii)

Fee Waiver Agreement for the SA Columbia Focused Value Portfolio dated July 29, 2015. Incorporated herein by reference to Post-Effective Amendment No. 41 to the Registrant’s Registration Statement on Form N-1A (File No. 333-08653) filed on July 17, 2015.

(e)		Inapplicable.

(f)		Inapplicable.

(g)	(i)

Master Custodian Agreement effective as of January 18, 2006. Incorporated herein by reference to Post-Effective Amendment No. 23 to the Registrant’s Registration Statement on Form N-1A (File No. 333-08653) filed on July 13, 2006.

(ii)

Amendment to Master Custodian Agreement effective as of January 18, 2006. Incorporated herein by reference to Post-Effective Amendment No. 23 to the Registrant’s Registration Statement on Form N-1A (File No. 333-08653) filed on July 13, 2006.

(h)	(i)

Form of Addendum to Fund Participation Agreement for Class 2 Shares dated May 29, 2008. Incorporated herein by reference to Post-Effective Amendment No. 25 to the Registrant’s Registration Statement on Form N-1A (File No. 333-08653) filed on July 16, 2008.

(ii)

Form of Addendum to Fund Participation Agreement for Class 3 Shares dated May 29, 2008. Incorporated herein by reference to Post-Effective Amendment No. 25 to the Registrant’s Registration Statement on Form N-1A (File No. 333-08653) filed on July 16, 2008.

(iii)

Fund Participation Agreement between SunAmerica Annuity and Life Assurance Company and Seasons Series Trust dated March 7, 2011. Incorporated herein by reference to Post-Effective Amendment No. 29 to the Registrant’s Registration Statement on Form N-1A (File No. 333-08653) filed on July 14, 2011.

(iv)

Fund Participation Agreement between First SunAmerica Life Insurance Company and Seasons Series Trust dated March 7, 2011. Incorporated herein by reference to Post-Effective Amendment No. 29 to the Registrant’s Registration Statement on Form N-1A (File No. 333-08653) filed on July 14, 2011.

(v)

Participation Agreement between American General Life Insurance Company and Seasons Series Trust dated April 30, 2013. Incorporated herein by reference to Post-Effective Amendment No. 36 to the Registrant’s Registration Statement on Form N-1A (File No. 333-08653) filed on July 19, 2013.

(vi)

First Amendment to the Participation Agreement between American General Life Insurance Company and Seasons Series Trust dated August 1, 2014. Incorporated herein by reference to Post-Effective Amendment No. 41 to the Registrant’s Registration Statement on Form N-1A (File No. 333-08653) filed on July 17, 2015.

(vii)

Participation Agreement between The United States Life Insurance Company in the City of New York and Seasons Series Trust dated April 30, 2013. Incorporated herein by reference to Post-Effective Amendment No. 36 to the Registrant’s Registration Statement on Form N-1A (File No. 333-08653) filed on July 19, 2013.

(viii)

Participation Agreement between The Variable Annuity Life Insurance Company and Seasons Series Trust dated April 1, 2015. Incorporated herein by reference to Post-Effective Amendment No. 41 to the Registrant’s Registration Statement on Form N-1A (File No. 333-08653) filed on July 17, 2015.

(ix)

Shareholder Services Agreement between SunAmerica Annuity and Life Assurance Company and Seasons Series Trust dated March 7, 2011. Incorporated herein by reference to Post-Effective Amendment No. 29 to the Registrant’s Registration Statement on Form N-1A (File No. 333-08653) filed on July 14, 2011.

(x)

Form of Amendment No. 1 to Shareholder Services Agreement between American General Life Insurance Company (f/k/a SunAmerica Annuity and Life Assurance Company) and Seasons Series Trust dated July 29, 2016.*

(xi)

Shareholder Services Agreement between First SunAmerica Life Insurance Company and Seasons Series Trust dated March 7, 2011. Incorporated herein by reference to Post-Effective Amendment No. 29 to the Registrant’s Registration Statement on Form N-1A (File No. 333-08653) filed on July 14, 2011.

(xii)

Form of Amendment No. 1 to Shareholder Services Agreement between The United States Life Insurance Company in the City of New York (f/k/a First SunAmerica Life Insurance Company) and Seasons Series Trust dated July 29, 2016.*

(xiii)

Shareholder Services Agreement between The Variable Annuity Life Insurance Company and Seasons Series Trust dated April 1, 2015. Incorporated herein by reference to Post-Effective Amendment No. 41 to the Registrant’s Registration Statement on Form N-1A (File No. 333-08653) filed on July 17, 2015.

(xiv)	Form of Amendment No. 1 to Shareholder Services Agreement between The Variable Annuity Life Insurance Company and Seasons Series Trust dated July 29, 2016.*

(xv)

Indemnification Agreement between SAAMCo and Garrett F. Bouton dated March 2, 2007. Incorporated herein by reference to Post-Effective Amendment No. 24 to the Registrant’s Registration Statement on Form N-1A (File No. 333-08653) filed on July 11, 2007.

(xvi)

Indemnification Agreement between SAAMCo and Carl D. Covitz dated September 8, 2005. Incorporated herein by reference to Post-Effective Amendment No. 23 to the Registrant’s Registration Statement on Form N-1A (File No. 333-08653) filed on July 13, 2006.

(xvii)

Indemnification Agreement between SAAMCo and Jane Jelenko dated September 7, 2006. Incorporated herein by reference to Post-Effective Amendment No. 24 to the Registrant’s Registration Statement on Form N-1A (File No. 333-08653) filed on July 11, 2007.

(xviii)

Indemnification Agreement between SAAMCo and Gilbert T. Ray dated September 8, 2005. Incorporated herein by reference to Post-Effective Amendment No. 23 to the Registrant’s Registration Statement on Form N-1A (File No. 333-08653) filed on July 13, 2006.

(xix)

Indemnification Agreement between SAAMCo and Allan L. Sher dated September 8, 2005. Incorporated herein by reference to Post-Effective Amendment No. 23 to the Registrant’s Registration Statement on Form N-1A (File No. 333-08653) filed on July 13, 2006.

(xx)

Indemnification Agreement between SAAMCo and Bruce G. Willison dated September 8, 2005. Incorporated herein by reference to Post-Effective Amendment No. 23 to the Registrant’s Registration Statement on Form N-1A (File No. 333-08653) filed on July 13, 2006.

(xxi)

Master Transfer Agency and Service Agreement among Anchor Series Trust, Seasons Series Trust, SunAmerica Series Trust and VALIC Retirement Services Company dated May 1, 2013. Incorporated herein by reference to Post-Effective Amendment No. 36 to the Registrant’s Registration Statement on Form N-1A (File No. 333-08653) filed on July 19, 2013.

(i)	(i)	Opinion and Consent of Counsel. Incorporated herein by reference to Post-Effective Amendment No. 28 to the Registrant’s Registration Statement on Form N-1A (File No. 333-08653) filed on July 21, 2010.

(ii)

Opinion and Consent of Counsel – Focus Value and Real Return Portfolios, Class 1 Shares. Incorporated herein by reference to Post-Effective Amendment No. 32 to the Registrant’s Registration Statement on Form N-1A (File No. 333-08653) filed on January 10, 2012.

	(iii)	Opinion and Consent of Counsel – Allocation Balanced Portfolio, Allocation Growth Portfolio, Allocation Moderate Growth Portfolio and Allocation Moderate Portfolio, Class 1 Shares.*

(j)	(i)	Consent of PricewaterhouseCoopers LLP.*

	(ii)	Consent of Willkie Farr & Gallagher LLP.*

(k)		Inapplicable.

(l)		Inapplicable.

(m)	(i)

Plan of Distribution Pursuant to Rule 12b-1 (Class 2 Shares) by the Registrant on behalf of its separately designated series dated January 1, 2013. Incorporated herein by reference to Post-Effective Amendment No. 36 to the Registrant’s Registration Statement on Form N-1A (File No. 333-08653) filed on July 19, 2013.

	(ii)	Plan of Distribution Pursuant to Rule 12b-1 (Class 3 Shares) by the Registrant on behalf of its separately designated series dated July 29, 2016.*

(n)	(i)	Rule 18f-3 Plan. Incorporated herein by reference to Post-Effective Amendment No. 10 to the Registrant’s Registration Statement on Form N-1A (File No. 333-08653) filed on September 28, 2000.

(ii)

Amended and Restated Plan Pursuant to Rule 18f-3. Incorporated herein by reference to Post-Effective Amendment No. 17 to Registrant’s Registration Statement on Form N-1A (File No. 333-08653) filed on August 26, 2002.

(o)		Inapplicable.

(p)	(i)

Code of Ethics for the Trust and SAAMCo. Incorporated herein by reference to Post-Effective Amendment No. 34 to Registrant’s Registration Statement on Form N-1A (File No. 333-08653) filed on July 26, 2012.

(ii)

Code of Ethics of American Century Investment Management, Inc. Incorporated herein by reference to Post-Effective Amendment No. 43 to the Registrant’s Registration Statement on Form N-1A (File No. 333-08653) filed on May 10, 2016.

(iii)

Code of Ethics of ClearBridge Advisors., LLC. Incorporated herein by reference to Post-Effective Amendment No. 29 to the Registrant’s Registration Statement on Form N-1A (File No. 333-08653) filed on July 14, 2011.

(iv)

Code of Ethics of Columbia Management Investment Advisers, LLC. Incorporated herein by reference to Post-Effective Amendment No. 41 to the Registrant’s Registration Statement on Form N-1A (File No. 333-08653) filed on July 17, 2015.

(v)

Code of Ethics of Goldman Sachs Asset Management. Incorporated herein by reference to Post-Effective Amendment No. 25 to the Registrant’s Registration Statement on Form N-1A (File No. 333-08653) filed on July 16, 2008.

(vi)

Code of Ethics of Janus Capital Management LLC. Incorporated herein by reference to Post-Effective Amendment No. 29 to the Registrant’s Registration Statement on Form N-1A (File No. 333-08653) filed on July 14, 2011.

(vii)

Code of Ethics of J.P. Morgan Investment Management, Inc. Incorporated herein by reference to Post-Effective Amendment No. 25 to the Registrant’s Registration Statement on Form N-1A (File No. 333-08653) filed on July 16, 2008.

(viii)

Code of Ethics of Massachusetts Financial Services Company. Incorporated herein by reference to Post-Effective Amendment No. 41 to the Registrant’s Registration Statement on Form N-1A (File No. 333-08653) filed on July 17, 2015.

	(ix)	Code of Ethics of PineBridge Investments LLC.*

	(x)	Code of Ethics of PNC Capital Advisors, LLC.*

	(xi)	Code of Ethics of Putnam Investment Management, Inc.*

	(xii)	Code of Ethics of T. Rowe Price Associates, Inc.*

(xiii)

Code of Ethics of Wellington Management Company, LLP. Incorporated herein by reference to Post-Effective Amendment No. 27 to the Registrant’s Registration Statement on Form N-1A (File No. 333-08653) filed on May 11, 2010.

(q)		Power of Attorney. Incorporated herein by reference to Post-Effective Amendment No. 39 to the Registrant’s Registration Statement on Form N-1A (File No. 333-08653) filed on July 18, 2014.

* Filed herein.

Item 29. Persons Controlled by or under Common Control with Registrant.

There are no persons controlled by or under common control with the Registrant.

Item 30. Indemnification.

Section 9.5 of the Registrant’s Declaration of Trust relating to the indemnification of officers and trustees is quoted below:

Section 9.5. Indemnification and Advancement of Expenses. Subject to the exceptions and limitations contained in this Section 9.5, every person who is, or has been, a Trustee, officer, or employee of the Trust, including persons who serve at the request of the Trust as directors, trustees, officers, employees or agents of another organization in which the Trust has an interest as a shareholder, creditor or otherwise (hereinafter referred to as a “Covered Person”), shall be indemnified by the Trust to the fullest extent permitted by law against liability and against all expenses reasonably incurred or paid by him or in connection with any claim, action, suit or proceeding in which he becomes involved as a party or otherwise by virtue of his being or having been such a Trustee, director, officer, employee or agent and against amounts paid or incurred by him in settlement thereof.

No indemnification shall be provided hereunder to a Covered Person to the extent such indemnification is prohibited by applicable federal law.

The rights of indemnification herein provided may be insured against by policies maintained by the Trust, shall be severable, shall not affect any other rights to which any Covered Person may now or hereafter be entitled, shall continue as to a person who has ceased to be such a Covered Person and shall inure to the benefit of the heirs, executors and administrators of such a Person.

Subject to applicable federal law, expenses of preparation and presentation of a defense to any claim, action, suit or proceeding subject to a claim for indemnification under this Section 9.5 shall be advanced by the Trust prior to final disposition thereof upon receipt of an undertaking by or on behalf of the recipient to repay such amount if it is ultimately determined that he is not entitled to indemnification under this Section 9.5.

To the extent that any determination is required to be made as to whether a Covered Person engaged in conduct for which indemnification is not provided as described herein, or as to whether there is reason to believe that a Covered Person ultimately will be found entitled to indemnification, the Person or Persons making the determination shall afford the Covered Person a rebuttable presumption that the Covered Person has not engaged in such conduct and that there is reason to believe that the Covered Person ultimately will be found entitled to indemnification.

As used in this Section 9.5, the words “claim,” “action,” “suit” or “proceeding” shall apply to all claims, demands, actions, suits, investigations, regulatory inquiries, proceedings or any other occurrence of a similar nature, whether actual or threatened and whether civil, criminal, administrative or other, including appeals, and the words “liability” and “expenses” shall include without limitation, attorneys’ fees, costs, judgments, amounts paid in settlement, fines, penalties and other liabilities.

Item 31. Business And Other Connections of the Investment Adviser.

SAAMCo, the Adviser of the Trust, is primarily in the business of providing investment management, advisory and administrative services. Reference is made to the most recent Form ADV and schedules thereto of SAAMCo on file with the Securities and Exchange Commission (the “Commission”) (File No. 801-19813) for information with respect to the directors and officers of SAAMCo and other required information. Any other business, profession, vocation or employment of a substantial nature in which each director or officer of SAAMCo is or has been, at any time during the last two fiscal years, engaged for his or her own account or in the capacity of director, officer, employee, partner or trustee are as follows:

Name	Position with SAAMCo	Principal Business(es) During Last Two Fiscal Years
Peter A. Harbeck	Chief Executive Officer, President & Officer	Director, AIG Capital Services, Inc.; Director, SunAmerica Fund Services, Inc.; Chairman, Advisor Group, Inc.

John T. Genoy	Director, Senior Vice-President, Chief Financial & Chief Operations Officer	Vice President, AIG Capital Services, Inc.; Vice President, Chief Financial Officer & Controller, SunAmerica Fund Services, Inc.

Gregory N. Bressler	Senior Vice-President, General Counsel, Chief Legal Officer & Assistant Secretary	None.

Matthew J. Hackethal	Chief Compliance Officer	None.

Christine Nixon	Director & Secretary

Senior Vice President, General Counsel & Secretary, SAFG Retirement Services, Inc.; Director & Secretary, Advisor Group, Inc.; Senior Vice President & Secretary, American General Life Insurance Company; Senior Vice President, General Counsel & Secretary, The United States Life Insurance Company in the City of New York.

Kara M. Murphy	Senior Vice-President & Chief Investment Officer	None.

American Century Investment Management, Inc., ClearBridge Investments, LLC, Columbia Management Investment Advisers, LLC, Goldman Sachs Asset Management, L.P., Janus Capital Management LLC, J.P. Morgan Investment Management Inc., Massachusetts Financial Services Company, N.A., PineBridge Investments LLC, PNC Capital Advisors, LLC, Putnam Investment Management, LLC, T. Rowe Price Associates, Inc. and Wellington Management Company, the Subadvisers of certain of the Portfolios of the Trust, are primarily engaged in the business of rendering investment advisory services. Reference is made to the most recent Form ADV and schedules thereto on file with the Commission for information with respect to the directors and officers of the above referenced Subadvisers.

FILE NO.

American Century Investment Management, Inc.	801-8174

ClearBridge Investments, LLC	801-64710

Columbia Management Investment Advisers, LLC	801-25943

Goldman Sachs Asset Management, L.P.	801-37591

Janus Capital Management LLC	801-13991

J.P. Morgan Investment Management Inc.	801-21011

Massachusetts Financial Services Company	801-17352

PineBridge Investments LLC	801-18759

PNC Capital Advisors, LLC	801-70684

Putnam Investment Management, LLC	801-7974

T. Rowe Price Associates, Inc.	801-856

Wellington Management Company, LLP	801-15908

Item 32. Principal Underwriters.

There is no Principal Underwriter for the Registrant.

Item 33. Location of Accounts and Records.

State Street Bank and Trust Company, 225 Franklin Street, Boston, Massachusetts, 02110, acts as custodian, transfer agent and dividend paying agent. It maintains books, records and accounts pursuant to the instructions of the Trust.

American Century Investment Management, Inc. is located at 4500 Main Street, Kansas City, Missouri 64111.

ClearBridge Investments, LLC is located at 620 Eighth Avenue, New York, New York 10018.

Columbia Management Investment Advisers, LLC is located at 225 Franklin Street, Boston, Massachusetts 02110.

Goldman Sachs Asset Management, L.P. is located at 200 West Street, New York, New York 10282.

Janus Capital Management LLC is located at 151 Detroit Street, Denver, Colorado 80206.

J.P. Morgan Investment Management, Inc. is located at 270 Park Avenue, New York, New York 10017.

Massachusetts Financial Services Company is located at 111 Huntington Avenue, Boston, Massachusetts, 02199.

PineBridge Investments LLC. is located at 399 Park Avenue, 4th Floor, New York, New York 10022.

PNC Capital Advisors, LLC is located at Once East Pratt Street, 5th Floor – East, Baltimore, Maryland 21202.

Putnam Investment Management, LLC is located at One Post Office Square, Boston, Massachusetts 02109.

SAAMCo is located at Harborside Financial Center, 3200 Plaza 5, Jersey City, New Jersey 07311 and 2919 Allen Parkway, Houston, Texas 77546.

T. Rowe Price Associates, Inc. is located at 100 East Pratt Street, Baltimore, Maryland 21202.

Wellington Management Company, LLP is located at 280 Congress Street, Boston, Massachusetts 02210.

Each of the Adviser and Subadvisers maintain the books, accounts and records required to be maintained pursuant to Section 31 (a) of the Investment Company Act of 1940 and the rules promulgated thereunder.

Item 34. Management Services.

Inapplicable.

Item 35. Undertakings.

Inapplicable.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all the requirements for effectiveness of this Post-Effective Amendment No. 44 to the Registration Statement under Rule 485(b) under the Securities Act of 1933, as amended, and has duly caused this Post-Effective Amendment No. 44 to the Registration Statement to be signed on its behalf by the undersigned, in the City of Jersey City, and State of New Jersey, on the 19th day of July, 2016.

SEASONS SERIES TRUST

By:	/s/ John T. Genoy
John T. Genoy
President
(Principal Executive Officer)

Pursuant to the requirements of the Securities Act, this registration statement has been signed below by the following persons in the capacities and on the dates indicated:

/s/ John T. Genoy John T. Genoy	President (Principal Executive Officer)	July 19, 2016

/s/ Gregory R. Kingston Gregory R. Kingston	Treasurer (Principal Financial and Accounting Officer)	July 19, 2016

* Bruce G. Wilson	Trustee and Chairman	July 19, 2016

* Garrett F. Bouton	Trustee	July 19, 2016

* Carl D. Covitz	Trustee	July 19, 2016

* Peter A. Harbeck	Trustee	July 19, 2016

* Jane Jelenko	Trustee	July 19, 2016

* Gilbert T. Ray	Trustee	July 19, 2016

* Allan L. Sher	Trustee	July 19, 2016

* By:	/s/ Louis O. Ducote
Louis O. Ducote
Attorney-in-Fact

*Pursuant to a Power of Attorney previously filed.

EXHIBIT INDEX

EXHIBIT 28	ITEM

(h)(x)

Form of Amendment No. 1 to Shareholder Services Agreement between American General Life Insurance Company (f/k/a SunAmerica Annuity and Life Assurance Company) and Seasons Series Trust dated July 29, 2016

(h)(xii)

Form of Amendment No. 1 to Shareholder Services Agreement between The United States Life Insurance Company in the City of New York (f/k/a First SunAmerica Life Insurance Company) and Seasons Series Trust dated July 29, 2016

(h)(xiv)	Form of Amendment No. 1 to Shareholder Services Agreement between The Variable Annuity Life Insurance Company and Seasons Series Trust dated July 29, 2016

(i)(iii)	Opinion and Consent of Counsel – Allocation Balanced Portfolio, Allocation Growth Portfolio, Allocation Moderate Growth Portfolio and Allocation Moderate Portfolio, Class 1 Shares

(j)(i)	Consent of PricewaterhouseCoopers LLP

(j)(ii)	Consent of Willkie Farr & Gallagher LLP

(m)(ii)	Plan of Distribution Pursuant to Rule 12b-1 (Class 3 Shares) by the Registrant on behalf of its separately designated series dated July 29, 2016

(p)(ix)	Code of Ethics of PineBridge Investments LLC

(p)(x)	Code of Ethics of PNC Capital Advisors, LLC

(p)(xi)	Code of Ethics of Putnam Investment Management, Inc.

(p)(xii)	Code of Ethics of T. Rowe Price Associates, Inc.